As filed with the Securities and Exchange Commission on April 25, 2013

Registration Nos. 333-44892 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 19	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 89	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒   On May 1, 2013 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐    This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  AnnuiChoice Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity

May 1, 2013

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to this contract that includes a Statement of Additional Information (SAI) dated May 1, 2013, has been filed with the SEC (file numbers 811-04846 and 333-44892).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is at the end of in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Part 10 — Prior Contracts.

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You may invest your contributions in any of the Investment Options listed below.

BlackRock Variable Series Funds, Inc., Class III	INVESCO (AIM) Variable Insurance Funds, Series II
BlackRock Capital Appreciation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Columbia Funds Variable Portfolios	Invesco V.I. International Growth Fund
Columbia VP — Mid Cap Value Opportunity, Class 1
Columbia VP — Small Cap Value Fund, Class 2	(Morgan Stanley) The Universal Institutional Funds, Inc., Class II
Morgan Stanley UIF Emerging Markets Debt Portfolio
DWS Investments VIT Funds, Class B	Morgan Stanley UIF Emerging Markets Equity Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley UIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products, Service Class 2	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2030 Portfolio*	PIMCO VIT Total Return Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Index 500 Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Investment Grade Bond Portfolio	Guggenheim VT U.S. Long Short Momentum Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	Touchstone® Variable Series Trust
Touchstone VST Baron Small Cap Growth Fund
Franklin Templeton VIP Trust, Class 2	Touchstone VST Core Bond Fund
Franklin Growth and Income Securities Fund	Touchstone VST High Yield Fund
Franklin Income Securities Fund	Touchstone VST Large Cap Core Equity Fund
Franklin Large Cap Growth Securities Fund	Touchstone VST Mid Cap Growth Fund
Franklin Small Cap Value Securities Fund	Touchstone VST Money Market Fund
Mutual Shares Securities Fund	Touchstone VST Third Avenue Value Fund
Templeton Foreign Securities Fund	Touchstone VST Aggressive ETF Fund
Templeton Global Bond Securities Fund	Touchstone VST Conservative ETF Fund
Templeton Growth Securities Fund	Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Fixed Accounts
Guaranteed Rate Options*
Systematic Transfer Options*

* Fund not available with optional Guaranteed Lifetime Income Advantage Rider.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity Life Insurance Company (National Integrity) is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

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TABLE OF CONTENTS

Page AC2N-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Examples	8
Accumulation Unit Values	9
Summary of Contract	9
Investment Goals and Risks	9
Your Rights and Benefits	9
Account Value and Surrender Value	10
Your Right to Revoke (Free Look Period)	10
How Your Contract is Taxed	10
Part 2 — National Integrity and the Separate Account	10
National Integrity Life Insurance Company	10
Separate Account I and the Variable Account Options	11
Distribution of Variable Annuity Contracts	11
Changes In How We Operate	11
Part 3 - Your Investment Options	12
The Variable Account Options	12
Static Asset Allocation Models	23
The Fixed Accounts	24
Part 4 - Deductions and Charges	26
Mortality and Expense Risk Charge	26
Annual Administrative Charge	27
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	27
Portfolio Charges	27
Withdrawal Charge	27
Reduction or Elimination of the Withdrawal Charge	28
Disability Waiver	28
Commission Allowance and Additional Payments to Distributors	28
Optional Benefit Charges	29
Transfer Charge	29
Tax Reserve	29
State Premium Tax	29
Part 5 - Terms of Your Variable Annuity	29
Purchasing the Contract	29
Contributions	29
Units in Our Separate Account	30
How We Determine Unit Value	31
Transfers	31
Excessive Trading	32
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	32
Withdrawals	34
Assignments	35
Death Benefit Paid on Death of Annuitant	35
Distribution on Death of Owner	37
Spousal Continuation	38
Death Claims	38
Maximum Retirement Date and Annuity Benefit	39
Annuity Benefit Payments	40
Timing of Payment	40

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How You Make Requests and Give Instructions	40
Part 6 - Optional Benefits	40
Guaranteed Lifetime Income Advantage Rider	40
Highest Anniversary Death Benefit Rider	47
Part 7 - Voting Rights	48
How Portfolio Shares Are Voted	48
How We Determine Your Voting Shares	48
Part 8 - Tax Aspects of the Contract	49
Introduction	49
Your Contract is an Annuity	49
Taxation of Annuities Generally	49
Tax Treatment of Living Benefits	50
Tax-Favored Retirement Programs	50
Federal and State Income Tax Withholding	51
Tax Status of the Company	52
Transfers Among Investment Options	52
Part 9 - Additional Information	52
Systematic Withdrawal Program	52
Income Plus Withdrawal Program	52
Choices Plus Required Minimum Distribution (RMD) Program	53
Dollar Cost Averaging Program	53
Systematic Transfer Program	54
Customized Asset Rebalancing Program	54
Systematic Contributions Program	55
Legal Proceedings	55
Table of Contents of Statement of Additional Information	55
Part 10 - Prior Contracts	55
AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)	55
AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)	56
Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2010 to April 30, 2012)	58
Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to Feb. 28, 2010)	58
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2009)	58
Guaranteed Minimum Withdrawal Benefit (Available from September 10, 2007 to February 24, 2008)	59
Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)	67
Highest Anniversary Death Benefit Rider (Available before May 1, 2007)	69
AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)	69
AnnuiChoice I (Contracts issued before May 1, 2004)	70
Appendices	72
Appendix A — Financial Information for Separate Account I of National Integrity	72
Appendix B — Withdrawal Charge Examples	96
Appendix C — Illustration of a Market Value Adjustment	98
Appendix D — Parties to the Contract and Guide to Spousal Continuation	100
Appendix E — Illustration of Guaranteed Lifetime Income Advantage	102
Appendix F — Total Annual Portfolio Operating Expense Table	108

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341.  You may also call us at 1-800-433-1778.  You are required to use this Administrative Office address to make requests and give instructions about your annuity contract.

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment strategies available when a GLIA Rider is purchased

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

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Highest Anniversary Death Benefit - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit.

Retirement Date - the date you choose to begin your Annuity Benefit or receive a lump sum payment.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options)(6)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on Payment Base)(6)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base) (6)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(7)	2.95%	2.50%

(1)  Expenses for prior versions of the contract, if different, are located in Part 10.

(2)  State premium taxes currently range from 0 to 3.5%.

(3)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4)  This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5)  This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

(6)  See Part 6.

(7)  You may elect only one of these optional benefits: Individual Guaranteed Lifetime Income Advantage or Spousal Guaranteed Lifetime Income Advantage.  Therefore the highest possible total separate account annual expenses reflect the election of the Guaranteed Lifetime Income Advantage — Spousal Rider.

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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.35%                     Maximum: 2.05%

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses, plus the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,252	$2,170	$3,108	$5,736

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$552	$1,670	$2,808	$5,736

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,064	$1,604	$2,164	$3,849

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$364	$1,104	$1,864	$3,849

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner,” and “Spousal Continuation.” Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect optional benefits available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract.  Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

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This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLIA Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In that case we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  We do not provide tax advice.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  Our Administrative Office is at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in

AC2N - 10

eight states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations.”  Examples of insurance obligations are death benefits greater than the Account Value or income payments under the GLIA Rider after your Account Value is exhausted.  If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.  National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal and state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets

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relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-433-1778.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment manager to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of the BlackRock funds.  There are no guarantees that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The BlackRock Capital Appreciation V.I. Fund seeks long-term growth of capital.  The fund invests primarily in a diversified portfolio consisting of primarily common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  To a lesser extent, the fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies.  The fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).  Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock.  BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540-6455 is the sub-advisor of the fund.

BlackRock Global Allocation V.I. Fund

The BlackRock Global Allocation V.I. Fund seeks high total investment return.  The fund invests in equity, debt and money market securities.  The fund invests in a portfolio of equity, debt and money market securities. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants,

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or securities or other instruments whose price is linked to the value of common stock.  At any given time, however, the fund may emphasize either debt or equity securities.  In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued.  The fund may buy debt securities of varying maturities and paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities.  The fund may also invest in real estate investment trusts (REITs).  When choosing investments, fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest. This flexibility allows the fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the fund’s objective. The fund may invest in the securities of of corporate and governmental issuers located anywhere in the world. The fund may emphasize foreign securities when fund management expects these investments to outperform U.S. securities. When choosing investment markets, fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The fund may own foreign cash equivalents or foreign bank deposits as part of the fund’s investment strategy. The fund will also invest in non-U.S. currencies. The fund may underweight or overweight a currency based on the fund management team’s outlook.  BlackRock Investment Management, LLC, 1 University Square Drive, Princeton, New Jersey 08540-6455 and BlackRock International Limited, 40 Torphichen Street, Edinburgh, EH3 8JB, United Kingdom are the sub-advisors of the fund.

Columbia Funds Variable Portfolios

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund is a series of the Columbia Funds Variable Series Trust II.  Columbia Variable Portfolio — Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of the Columbia funds.  There are no guarantees that a fund will achieve its objectives.  You should read each Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund

The Columbia Variable Portfolio — Mid Cap Value Opportunity Fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities, generally common stocks, of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index.  The fund may invest up to 20% of its net assets in stocks of smaller or larger companies.  The fund may invest up to 25% of net assets in foreign investments.  The fund can invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Variable Portfolio — Small Cap Value Fund

The Columbia Variable Portfolio — Small Cap Value Fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index, which the advisor believes are undervalued and have the potential for long-term growth.  The fund may invest up to 20% of total assets in foreign securities.  The fund may also invest in REITs.

DWS Investments VIT Funds

The fund is a series of the DWS Investments VIT Funds.  Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.  Northern Trust Investment, Inc., 50 South LaSalle Street, Chicago, IL 60603, is sub-advisor for the fund.

Following is a brief description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT fund’s prospectus carefully before investing.

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DWS Small Cap Index VIP Fund

The DWS Small Cap Index VIP fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.  Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which are advised by Strategic Advisers, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a brief description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR may invest in either growth or value stocks or both.  FMR uses fundamental analysis to select investments and also invests in Fidelity’s central funds.  The Portfolio is a series of Variable Insurance Products Fund III.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in growth stocks, value stocks or both.  FMR uses fundamental analysis to select investments. The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P® SmallCap 600 Index.  FMR invests in either growth stocks, value stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors. The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500®Index.  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities.  FMR invests in domestic and

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foreign issuers using fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2015).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2020).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2025).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2030).  The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis to select investments.  The Portfolio is a series of Variable Insurance Products Fund.

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Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.  The Portfolio is a series of the Variable Insurance Products Fund II.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  FMR may invest in lower-quality debt securities.  FMR allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure. The Portfolio is a series of Variable Insurance Products Fund V.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P® MidCap 400 Index.  FMR may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.  The Portfolio is a series of the Variable Insurance Products Fund III.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments. The Portfolio is a series of Variable Insurance Products Fund.

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT).  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a brief description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will achieve its objective.  You should read each FTVIPT fund’s prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Fund

The Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal.  Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Fund

The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.  Under normal market conditions, the fund invests in both debt and equity securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403 and the sub-advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

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FTVIPT Franklin Large Cap Growth Securities Fund

The Franklin Large Cap Growth Securities Fund seeks capital appreciation.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Fund

The Franklin Small Cap Value Securities Fund seeks long-term total return.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Fund

The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.  Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Fund

The Templeton Foreign Securities Fund seeks long-term capital growth.  Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

FTVIPT Templeton Global Bond Securities Fund

The Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.  Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Templeton Growth Securities Fund

The Templeton Growth Securities Fund seeks long-term capital growth.  Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

Invesco (AIM) Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment advisor for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Below is a brief description of the Invesco (AIM) Variable Insurance Funds.  There are no guarantees that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund

The Invesco V.I. American Franchise Fund seeks capital growth.  The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  The fund invests primarily in equity securities of mid- and large-capitalization issuers.  The principal type of equity security in which the fund invests is common stock.  The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth. The fund may invest up to 20% of its assets in securities of foreign issuers.

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Invesco V.I. American Value Fund

The Invesco V.I. American Value Fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market is in the U.S; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.  Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity securities in which the fund invests is common stock.  The fund also may invest in larger companies. The fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.  The fund may invest up to 20% of its net assets in REITs.  The fund can invest in derivative instruments, including forward foreign currency contracts, futures contract and options.

Invesco V.I. Comstock Fund

The Invesco V.I. Comstock Fund seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.  The fund emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers.  The fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial states of their industrial cycles, or depositary receipts.  The fund may invest up to 10% of its net assets in REITs.

Invesco V.I. International Growth Fund

The Invesco V.I. International Growth Fund seeks long-term growth of capital.  The fund invests primarily in equity securities and depositary receipts of foreign issuers.  The principal types of equity securities in which the fund invests are common and preferred stock that are considered by the fund’s portfolio managers to have strong earnings growth.  The fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S.  The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles.  The fund invests primarily in securities of issuers that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.  The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

(Morgan Stanley) The Universal Institutional Funds, Inc.

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a brief description of the UIF Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country. The Portfolio’s securities will be denominated primarily in U.S. Dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. Dollars Under normal circumstances, at least 80% of the

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Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The global strategists of the Portfolio’s investment advisor, and its sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.  The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

Morgan Stanley UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.

Northern Lights Variable Trust

The Portfolio is a series of the Northern Lights Variable Trust.  ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman, Inc., 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, is sub-advisor for the Portfolio.

Following is a brief description of the Portfolio.  There are no guarantees that a Portfolio will achieve its objectives.  You should read the Portfolio’s prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio

The TOPS Managed Risk Moderate Growth ETF Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.  The Portfolio is a fund of funds that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility.  The Portfolio’s advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS (The Optimized Portfolio System) methodology.  This methodology utilized multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by volatility).  The Portfolio allocates approximately 35% of its assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, REIT ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a brief description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT fund’s prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests substantially all of its assets in the Institutional Class of other PIMCO funds and PIMCO Equity Series, affiliated open-end investment companies, except fund of funds and shares of any actively-managed funds of PIMCO ETF Trust, an affiliated investment company.  The Portfolio does not invest directly in stocks or bonds of other issuers.  The Portfolio is a fund of funds, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds.  Research Affiliates, LLC, 620 Newport Center Drive, Newport Beach, CA 92660 is the sub-advisor to the Portfolio.

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PIMCO VIT CommodityRealReturn® Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy® Portfolio seeks maximum real return consistent with prudent investment management.  “Real Return” equals total return less the estimated cost of inflation.  The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.  The Portfolio may invest 10% of its total assets in high yield securities, also known as “junk bonds.”  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Long-Term U.S. Government Portfolio

The PIMCO VIT Long-Term Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.  The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in high yield securities also known as junk bonds, up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 10% of its total assets in preferred stock.

PIMCO VIT Real Return Portfolio

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in high yield securities also known as junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock.

PIMCO VIT Total Return Portfolio

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B). The Portfolio may invest up to 15% of its total assets in

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securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.  The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

Rydex Variable Trust (Guggenheim Variable Insurance Funds)

Each fund is a series of the Rydex Variable Trust.  Securities Investors, LLC, which operates under the name Guggenheim Investments is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Below is a brief description of the each Guggenheim VT fund.  There are no guarantees that a fund will achieve its objective.  You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund

The Guggenheim VT Global Managed Futures Strategy Fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The advisor uses proprietary methods of comparing current prices to historical prices over varying periods to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. The fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT U.S. Long Short Momentum Fund

The Guggenheim VT U.S. Long Short Momentum Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately seventy different industries based on several measures of momentum, including price momentum.  The fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries.

Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a brief description of each Touchstone VST fund.  There are no guarantees that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Touchstone VST Baron Small Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics, are well-managed, have significant long-term growth prospects, significant barriers to competition, and the potential to increase in value at least 100% over the next four or five years.  BAMCO, Inc., 767 Fifth Avenue, New York, NY 10153, is the sub-advisor for the fund.

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Touchstone VST Core Bond Fund

The Touchstone VST Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The fund may invest up to 20% of its assets in non-investment-grade debt securities.  The fund expects to have an average effective maturity between 5 and 15 years.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The Touchstone VST High Yield Fund seeks to achieve a high level of current income as its primary goal, with capital appreciation as a secondary consideration.  The fund normally invests at least 80% of its assets in non-investment-grade debt securities or junk bonds issued by domestic corporations.  The fund expects to have an average maturity of 6 to 10 years, but it may vary from 4 to 12 years.  The sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Touchstone VST Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The fund invests at least 80% of its total assets in common stocks of large-cap companies, defined as companies with market capitalizations in the range of the Russell 1000 Index.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Asset Management, LLC, 101 South Fifth Street, Suite 3100, Louisville, KY 40202 is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The fund normally invests at least 80% of its assets in common stocks of mid-cap U.S. companies, which are defined as companies having a market capitalization in the range represented in the Russell Midcap Index.  The fund invests primarily in stocks of domestic growth companies that the sub-advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The sub-advisor looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The fund will invest in companies that the sub-advisor believes have shown above average and consistent long-term growth in earnings.  The sub-advisor evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.  Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111, is the sub-advisor for the fund

Touchstone VST Money Market Fund

The Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing in U.S. government securities and high-quality money market instruments rated in the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The fund is a money market fund and seeks to maintain a constant share price of $1.00; although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (meaning companies believed to have high-quality assets and a conservative level of liabilities) at a discount relative to what the sub-advisor believes is their intrinsic value.  The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities, including depositary receipts.  The fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets.  Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is the sub-advisor for the fund.

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Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds (ETFs), primarily in series of the iShares® Funds Trust.  Each ETF Fund is a fund of funds and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

The underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund”, which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.

Todd Asset Management, LLC, 101 South Fifth Street, Suite 3160, Louisville, KY 40202, is the advisor for the ETF funds.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the fund’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the fund’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the fund’s assets in stocks and 40% in bonds.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time

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horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the STOs, or a non-unitized separate account, which supports the GROs, for this annuity contract.  Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available for renewal at any time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your five-year

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GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•                  For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Touchstone VST Money Market Fund.

If your Account Value is transferred to the Money Market fund, it will be subject to risk of loss, including loss of principal.  If you choose to allow any Account Value in a maturing GRO to go into the Touchstone VST Money Market Fund, you should read the fund’s prospectus and understand the risks before investing.  The Touchstone VST Money Market Fund charges management fees and other expenses that are deducted from the fund.  Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Touchstone VST Money Market Fund, as with all of the Variable Account Options.

•                  For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount.  The value after the MVA (Adjusted Account Value) may be higher or lower than the GRO Value.

The MVA we apply to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

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The MVA for a GRO is determined by the following formula.

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options

We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO.  Available STO periods are six months and one year.  All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We do not allow transfers from a STO to a GRO.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

Administrative expenses include processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without

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your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  The charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

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We will not deduct a withdrawal charge from:

•      the Death Benefit paid on the death of the Annuitant; or

•                  a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over at least five years.  (A five-year period certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant.  If there are joint owners, and either meet the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions and up to 0.25% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

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National Integrity has agreements with some broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  We charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$ 10,000
Minimum additional contribution	$ 100
Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

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Different contribution limits apply if you select the GLIA.  See Part 6.  If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  If your contract is a Qualified Annuity, we will measure your additional contributions against the maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or rollover money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature.  When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

We will accept additional contributions at any time up to eight years before your Maximum Retirement Date.  We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or your allocations used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation.  You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

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If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct unit values.  We will put you in the same position you otherwise would have been in.  Depending on the change in unit values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.15%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions.

•                        The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.  Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                        Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA.  See Part 3.

•                        Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year.  After you reach this limit, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

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If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business.

If we receive your transfer request at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day we receive your transfer request in good order at our Administrative Office.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                      Prohibited Transfers.  Under normal market conditions, we will refuse to honor the following transfer requests:

•            a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

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•            a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                      Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                      Notification.  We will notify you if your requested transfer is not made.

4.                                       Suspension or Revocation of Same-Day Transfer Privileges.  If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                       20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•            All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•            Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•            Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We may reverse transactions made in violation of our market timing or frequent trading policies.  We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act.  The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in

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that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options.  For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option.  The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO.  For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•                  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s

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Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

Your Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  (See section titled “Distribution on Death of Owner.”)  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•                  there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available, for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which

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case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Standard Death Benefit

The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

•                  For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•            total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•            the Account Value on the Death Benefit Date.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•            your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•            total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•            the Account Value on the Death Benefit Date.

•                  For contracts where the Annuitant’s age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:

•                  total Contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit

If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000 (including any associated charges),

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

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Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.              lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.              deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, for a period of up to five years.  At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.              irrevocable income payout option — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

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Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary.  This is standard spousal continuation.  See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  No joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  This increase will be added to the Investment Options you have selected on a pro rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken:

•                  certain Investment Options or administrative programs may not be available on the continued contract; and

•                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Not Available to Same-Sex Spouses

The Federal Defense of Marriage Act provides that same-sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same-sex spouse.  If the state where this contract is issued recognizes same-sex marriages, the Enhanced Spousal Continuation described in the contract is available to the surviving same-sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of owner.  A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order including his or her election.

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During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 100th birthday.  The Annuitant’s 100th birthday is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.  The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account:

•                  life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                 period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  life and period certain life annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the life and 10-year certain Annuity Benefit option.

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You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender (or the ages and genders of both annuitants, in the case of a joint annuity).  Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)         the New York Stock Exchange has been closed or trading on it is restricted;

(2)        an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 — Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

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Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                     the Bonus Base immediately before the Bonus is applied; plus

2)                                     the Bonus amount (see “Bonus” section below); plus

3)                                     additional Contributions received after the date of the Bonus; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                     the Account Value on the date you purchase the GLIA Rider; plus

2)                                     additional Contributions; less

3)                                     Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                     the Step-Up Base immediately before the Step-Up is applied; plus

2)                                     the Step-Up amount; plus

3)                                     additional Contributions received after the date of the Step-Up; less

4)                                     Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

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Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, since $100,000/$75,000 is greater than 1.0 and your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5000)

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then

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calculate and apply Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges, if any).  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  If you take a withdrawal during the Contract Year, we will not apply the Bonus.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the rider meet your investment objectives and risk tolerance.

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GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

GLIA Investment Strategy 2 — You may select one or more of the three Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative

Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio — Mid Cap Value Opportunities	Guggenheim VT Global Managed Futures Strategy
PIMCO VIT Total Return	Fidelity VIP Asset Manager	Columbia Variable Portfolio — Small Cap Value	Guggenheim VT U.S. Long Short Momentum
Touchstone VST Core Bond	Fidelity VIP Balanced	DWS Small Cap Index VIP	Morgan Stanley UIF U.S. Real Estate
	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Equity-Income	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Growth	FTVIPT Franklin Small Cap Value Securities	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Index 500	Invesco V.I. American Franchise	High Yield
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Fidelity VIP High Income
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	FTVIPT Franklin Income Securities
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Touchstone VST High Yield
	Invesco V.I. Comstock	International	Short Duration
	Invesco V.I. American Value	BlackRock Global Allocation V.I.	PIMCO VIT Low Duration
	TOPS Managed Risk Moderate Growth ETF*	Fidelity VIP Overseas	PIMCO VIT Real Return
	Touchstone VST Aggressive ETF	FTVIPT Templeton Foreign Securities	Touchstone VST Money Market
	Touchstone VST Conservative ETF	FTVIPT Templeton Global Bond Securities
	Touchstone VST Enhanced ETF	FTVIPT Templeton Growth Securities
	Touchstone VST Large Cap Core Equity	Invesco V.I. International Growth
	Touchstone VST Moderate ETF	Morgan Stanley UIF

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Emerging Markets Debt
Morgan Stanley UIF Emerging Markets Equity

*a series of Northern Lights Variable Trust

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot change the allocation between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section above.

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You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.        You must be the Owner and primary Annuitant. (You may be the beneficial owner through a custodial account.)

2.              Joint Owners are not allowed.

3.              Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.              You must name your spouse as the spousal Annuitant.

5.              You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.              We will accept a legal spouse only as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same-sex spouse; however, the surviving partner of a civil union or same-sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.              If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

•                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.              The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

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2.              The date the Payment Base equals zero;

3.              The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.              The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.              The date that you transfer ownership of the contract;

6.              The date you assign the contract or any benefits under the contract or Rider;

7.              The date a Death Benefit is elected under the contract;

8.              On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.              The date you elect an Annuity Benefit under the contract;

10.       The date you cancel this Rider;

11.       The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  For the Individual Rider, you must be between 50 and 80 years old on the date your elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

Should I Purchase the GLIA Rider?

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example:

(i)                                     if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

(ii)                                  if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

(iii)                               if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or

(iv)                              if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional charge.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary before the Annuitant’s 76th birthday, plus any

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contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Part 7 — Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios, which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

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Part 8 — Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  National Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•                 You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•                  You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse(8) (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution:

•           Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn, represent your investment in the annuity are not taxable.  Generally, your investment in the contract equals the contributions you

(8)  Under current federal law, spouse means opposite-sex spouse only.

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make, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

•            If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payment ends before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions applies:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                payment is part of a series of substantially equal periodic payments paid at least annually where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary

•                payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses (IRA only)

•                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  We do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a

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401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner under the inherited IRA and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contribution can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

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Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

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To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $250.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

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Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This feature is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This feature is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

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Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio 45202

ATTN: Request SAI for National Integrity AnnuiChoice II dated May 1, 2013

Part 10 — Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus.  Material differences between the prior versions of the AnnuiChoice contracts and those we are currently offering are described below.  The dates given are the company roll-out dates, but these dates vary by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)

If you purchased your contract before May 1, 2013, you had an additional Variable Account Option that invests in the Fidelity VIP Freedom 2010 Portfolio.  The Total Annual Portfolio Operating Expenses for the Portfolios you may purchase in addition to those in the table in Appendix F of this prospectus are listed below.

Gross and Net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses (gross and net)
Fidelity VIP Freedom 2010 Portfolio	0.00%	0.25%	0.00%	0.56%	0.81%

Description of the additional fund is provided below.  There are no guarantees that a fund will achieve its objective.  You should read each fund’s prospectus carefully before investing.

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Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.  FMR allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2010).  The Portfolio is a series of Variable Insurance Products Fund V.

The Fidelity VIP Freedom 2010 Portfolio is also available to you in the GLIA Investment Strategy 2, in addition to the Portfolios listed in Part 6, section titled “GLIA Investment Strategies.”

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)

If you purchased your contract before May 1, 2012, you had an additional Variable Account Options that invest in Portfolios with higher costs than the other Portfolios currently offered to new purchasers.  Therefore, we have restated your minimum and maximum total operating expenses charged by the Portfolios and provided expense examples using the maximum Portfolio operating expense.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.35%                     Maximum: 2.35%

Total Annual Portfolio Operating Expenses for the Portfolios you may purchase in addition to those in the table in Appendix F of this prospectus are listed below.

Gross and Net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Net Expenses
Guggenheim VT Multi-Hedge Strategies(9)	1.23%	0.00%	0.93%	0.19%	2.35%	0.08%	2.27%

Examples

The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

Highest Cost Example using Highest Mortality and Expense Risk Charge and Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge for the currently offered AnnuiChoice II variable annuity and the maximum Portfolio operating expenses, plus the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the mortality and expense risk charge for the AnnuiChoice I contract (sold before July 31, 2006) was used, the total cost would be less than

(9)  The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board.  In any event, this undertaking will continue through April 30, 2014.

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indicated in this example.  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,283	$2,259	$3,249	$5,982

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$583	$1,759	$2,949	$5,982

Highest Cost Example with No Riders

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge for the currently offered AnnuiChoice II variable annuity and maximum Portfolio operating expenses.  If the mortality and expense risk charge for the AnnuiChoice I contract (sold before July 31, 2006) was used, the total cost would be less than indicated in this example.  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,095	$1,696	$2,312	$4,126

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$395	$1,196	$2,012	$4,126

Variable Account Options, in addition to those listed in Part 3.

Descriptions of additional funds are provided below.  There are no guarantees that a fund will achieve its objective.  You should read each fund’s prospectus carefully before investing.

Guggenheim VT Multi-Hedge Strategies Fund

The Guggenheim VT Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds (for example, long/short equity, equity market neutral, fixed income strategies, global macro and merger arbitrage). The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.  The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Withdrawals

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount requested.  If you purchased a GLIA Rider or Guaranteed Minimum Withdrawal Benefit (GMWB), these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

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Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2010 to April 30, 2012)

If your contract was issued with a Guaranteed Lifetime Income Advantage Rider (GLIA) between March 1, 2010 and April 30, 2012, the Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to February 28, 2010)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2010, the Rider is the same as currently offered (see Part 6) except for the differences listed below.

1.              The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

2.              The following additional GLIA Investment Strategy is available:

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider is the same as currently offered (see Part 6) except for the differences listed below.

1.              The current charges for the GLIA Rider are lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) (10)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on Payment Base) (10)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base)(10)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(11)	2.95%	2.15%

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2.              The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

3.              The following additional GLIA Investment Strategy is available:

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Minimum Withdrawal Benefit (Available from September 10, 2007 to February 24, 2008)

If your contract was issued from September 10, 2007 to February 24, 2008, you may have elected the Guaranteed Minimum Withdrawal Benefit.

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

(10)  See Part 6 and Part 10.

(11)  The highest possible total separate account annual expenses reflect the election of the Highest Anniversary Death Benefit and the Spousal GLIA.

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Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable, and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

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Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Reset and the Effect of Withdrawals on Your GWB and GAWA.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) (12)	0.20%	0.20%
Optional Guaranteed Minimum Withdrawal Benefit Charge (assessed annually based on the Adjusted GWB)	1.20%	0.60%
Highest Possible Total Separate Account Annual Expenses	2.55%	1.95%

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

(12)  See Part 6.

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Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

•                  the Account Value after the Withdrawal; or

•                  the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative.  If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA.  A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro rata from your GMWB Investment Option Portfolios.  You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even if a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

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•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Contribution Limits

Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

The GMWB Investment Options are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GMWB Rider. The GMWB Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options that are available without limitation (if the GMWB Rider is not selected) may offer the potential for higher returns. Before you select the GMWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the rider meet your investment objectives and risk tolerance.

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GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0% - 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 – 10%
Fidelity VIP Investment Grade Bond, Service Class 2	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	Invesco V.I. American Franchise, Series II
FTVIPT Templeton Foreign Securities, Class 2	Morgan Stanley UIF Emerging Markets Equity, Class II
Invesco V.I. Comstock, Series II	Morgan Stanley UIF U.S. Real Estate, Class II
Morgan Stanley UIF Emerging Markets Debt, Class II	Touchstone VST Baron Small Cap Growth
Touchstone VST Large Cap Core Equity	Touchstone VST Enhanced ETF
Touchstone VST Mid Cap Growth
Touchstone VST Third Avenue Value
Touchstone VST High Yield

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

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•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                  Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each allocation change starts a 90-day waiting period before you can make another..

•                  We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter.  The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½.  If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Reset and the Effect of Withdrawals on Your GWB and GAWA,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

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If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in Good Order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

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Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)

If your contract was issued from November 6, 2006 to November 24, 2008, you may have elected the Guaranteed Return Plus Rider.  The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years

Touchstone VST Conservative ETF Fund	125%

Touchstone VST Moderate ETF Fund	115%

Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its 10-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

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•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.  Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contracts and 1.60% on AnnuiChoice I contracts.

Contribution Limits

You may make additional contributions of at least $1,000, which must be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date.  We may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.  In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to

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your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

Highest Anniversary Death Benefit Rider (Available before May 1, 2007)

If your contract was issued prior to May 1, 2007, you may have elected the Highest Anniversary Death Benefit Rider.

The Highest Anniversary Death Benefit (HADB) was available if the Annuitant was up to and including age 75 on the Contract Date.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•                  Your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options)	0.20%
Highest Possible Total Separate Account Annual Expenses	1.20%

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you

AC2N - 69

elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate.  If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued before May 1, 2004)

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Death Benefit Charge (assessed on value in Variable Account Options)	0.15%
Optional AVO Charge (maximum credit charge 3%)	0.45%
Highest Possible Total Separate Account Annual Expenses	1.60%

Fixed Account

Guaranteed Return Options were not available on AnnuiChoice I contracts issued before November 17, 2003.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate.  If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Additional Features

Additional contributions and the Systematic Contribution Program were not available.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

The Added Value Option (AVO) was available on contracts issued before November 17, 2003.  The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below.  If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year.  For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1500 to your Account Value.

AC2N - 70

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%

The dollar amount of the charge for the AVO is subject to a minimum and quarterly maximum amount.  For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions, both then divided by four.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divide by four.  First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years.  Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit.  Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO.  We intend to make a profit from these fees and charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO.  The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

AVO percentage elected	Approximate Average Annual Investment Performance Threshold
1%	7.10%
2%	7.45%
3%	7.80%

The following optional Death Benefit was available.

You may have elected the following optional Death Benefit when the contract was purchased, which if elected, may not be cancelled once the contract is issued.

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•                  highest account value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•                  the standard contract Death Benefit.

AC2N - 71

Appendix A

Financial Information for Separate Account I of National Integrity (AnnuiChoice II)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice II contracts with a mortality and expense risk charge of 1.15% issued after approximately July 31, 2006:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period.

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

BlackRock Capital Appreciation V.I. Fund, Class III (1986)
Unit value at beginning of period	$8.45	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.49	$8.45
Units outstanding at end of period	664	664						4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1985)
Unit value at beginning of period	$8.95	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.73	$8.95
Units outstanding at end of period	7,323	4,346						4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1990)
Unit value at beginning of period	$8.31	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.74	$8.31
Units outstanding at end of period	0	0						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1982)
Unit value at beginning of period	$14.54	$15.67	$12.53	$10.00	—	—	—	$10.00
Unit value at end of period	$15.99	$14.54	$15.67	$12.53
Units outstanding at end of period	1,137	733	207	0				5-2-09

AC2N - 72

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

DWS Small Cap Index VIP, Class B (1760)
Unit value at beginning of period	$10.05	$10.65	$8.54	$6.84	$10.54	$10.90	$10.00	$10.00
Unit value at end of period	$11.51	$10.05	$10.65	$8.54	$6.84	$10.54	$10.90
Units outstanding at end of period	2,675	2,806	1,704	2,188	2,239	1,115	0	7-31-06

Fidelity VIP Asset Manager, Service Class 2 (1707)
Unit value at beginning of period	$11.52	$11.99	$10.65	$8.36	$11.90	$10.46	$10.00	$10.00
Unit value at end of period	$12.78	$11.52	$11.99	$10.65	$8.36	$11.90	$10.46
Units outstanding at end of period	12,500	9,423	13,196	13,333	6,466	620	0	7-31-06

Fidelity VIP Balanced, Service Class 2 (1712)
Unit value at beginning of period	$11.20	$11.78	$10.12	$7.40	$11.37	$10.58	$10.00	$10.00
Unit value at end of period	$12.71	$11.20	$11.78	$10.12	$7.40	$11.37	$10.58
Units outstanding at end of period	13,393	11,487	11,345	6,810	2,130	712	0	7-31-06

Fidelity VIP Contrafund, Service Class 2 (1709)
Unit value at beginning of period	$10.47	$10.90	$9.43	$7.04	$12.43	$10.72	$10.00	$10.00
Unit value at end of period	$12.02	$10.47	$10.90	$9.43	$7.04	$12.43	$10.72
Units outstanding at end of period	45,312	58,477	57,634	81,950	74,849	69,553	6,390	7-31-06

Fidelity VIP Disciplined Small Cap, Service Class 2 (1786)
Unit value at beginning of period	$8.54	$8.77	$7.10	$5.89	$9.02	$10.00	—	$10.00
Unit value at end of period	$10.00	$8.54	$8.77	$7.10	$5.89	$9.02
Units outstanding at end of period	75	0	0	0	0	0		4-27-07

Fidelity VIP Equity-Income, Service Class 2 (1702)
Unit value at beginning of period	$9.02	$9.07	$7.98	$6.22	$11.00	$10.99	$10.00	$10.00
Unit value at end of period	$10.44	$9.02	$9.07	$7.98	$6.22	$11.00	$10.99
Units outstanding at end of period	29,124	30,623	36,650	32,707	20,350	13,014	0	7-31-06

AC2N - 73

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Fidelity VIP Freedom 2010, Service Class 2 (1787)(13)
Unit value at beginning of period	$10.17	$10.33	$9.29	$7.58	$10.25	$10.00	—	$10.00
Unit value at end of period	$11.22	$10.17	$10.33	$9.29	$7.58	$10.25
Units outstanding at end of period	0	0	0	0	0	0		4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1788)
Unit value at beginning of period	$9.99	$10.16	$9.11	$7.37	$10.26	$10.00	—	$10.00
Unit value at end of period	$11.05	$9.99	$10.16	$9.11	$7.37	$10.26
Units outstanding at end of period	1,646	1,017	1,212	1,235	1,291	1,254		4-30-07

(13)  Available in contracts purchased before May 1, 2013.

AC2N - 74

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Fidelity VIP Freedom 2020, Service Class 2 (1789)
Unit value at beginning of period	$9.57	$9.80	$8.67	$6.82	$10.27	$10.00	—	$10.00
Unit value at end of period	$10.69	$9.57	$9.80	$8.67	$6.82	$10.27
Units outstanding at end of period	3,261	3,263	3,264	3,266	3,268	3,270		4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1790)
Unit value at beginning of period	$9.42	$9.76	$8.55	$6.67	$10.27	$10.00	—	$10.00
Unit value at end of period	$10.69	$9.42	$9.76	$8.55	$6.67	$10.27
Units outstanding at end of period	0	0	0	0	0	0		4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1791)
Unit value at beginning of period	$8.97	$9.34	$8.15	$6.29	$10.29	$10.00	—	$10.00
Unit value at end of period	$10.21	$8.97	$9.34	$8.15	$6.29	$10.29
Units outstanding at end of period	0	0	0	0	0	0		4-30-07

Fidelity VIP Growth, Service Class 2 (1703)
Unit value at beginning of period	$10.52	$10.65	$8.70	$6.88	$13.20	$10.55	$10.00	$10.00
Unit value at end of period	$11.90	$10.52	$10.65	$8.70	$6.88	$13.20	$10.55
Units outstanding at end of period	21,867	18,525	17,534	16,876	14,702	4,854	0	7-31-06

Fidelity VIP High Income, Service Class 2 (1705)
Unit value at beginning of period	$12.86	$12.55	$11.17	$7.87	$10.64	$10.50	$10.00	$10.00
Unit value at end of period	$14.49	$12.86	$12.55	$11.17	$7.87	$10.64	$10.50
Units outstanding at end of period	5,558	5,245	3,219	4,454	4,401	1,150	0	7-31-06

Fidelity VIP Index 500, Service Class 2 (1779)
Unit value at beginning of period	$8.73	$8.67	$7.65	$6.13	$9.86	$10.00	—	$10.00
Unit value at end of period	$9.97	$8.73	$8.67	$7.65	$6.13	$9.86
Units outstanding at end of period	45,593	32,128	34,110	32,436	14,540	9,383		4-27-07

AC2N - 75

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Fidelity VIP Investment Grade Bond, Service Class 2 (1706)
Unit value at beginning of period	$12.80	$12.10	$11.38	$9.97	$10.45	$10.16	$10.00	$10.00
Unit value at end of period	$13.36	$12.80	$12.10	$11.38	$9.97	$10.45	$10.16
Units outstanding at end of period	26,293	26,233	18,900	15,364	10,782	26,596	1,649	7-31-06

Fidelity VIP Mid Cap, Service Class 2 (1714)
Unit value at beginning of period	$11.05	$12.54	$9.86	$7.14	$11.96	$10.49	$10.00	$10.00
Unit value at end of period	$12.51	$11.05	$12.54	$9.86	$7.14	$11.96	$10.49
Units outstanding at end of period	34,436	65,845	40,448	17,329	9,382	5,443	533	7-31-06

Fidelity VIP Overseas, Service Class 2 (1704)
Unit value at beginning of period	$7.96	$9.74	$8.73	$7.00	$12.63	$10.92	$10.00	$10.00
Unit value at end of period	$9.47	$7.96	$9.74	$8.73	$7.00	$12.63	$10.92
Units outstanding at end of period	18,445	20,554	19,427	18,099	15,281	6,032	1,330	7-31-06

FTVIPT Franklin Growth & Income Securities, Class 2 (1771)
Unit value at beginning of period	$9.67	$9.55	$8.28	$6.62	$10.33	$10.85	$10.00	$10.00
Unit value at end of period	$10.73	$9.67	$9.55	$8.28	$6.62	$10.33	$10.85
Units outstanding at end of period	11,720	8,221	7,879	6,742	3,929	3,664	0	7-31-06

FTVIPT Franklin Income Securities, Class 2 (1770)
Unit value at beginning of period	$11.47	$11.33	$10.17	$7.59	$10.91	$10.64	$10.00	$10.00
Unit value at end of period	$12.77	$11.47	$11.33	$10.17	$7.59	$10.91	$10.64
Units outstanding at end of period	30,831	31,658	28,788	21,457	17,173	12,147	0	7-31-06

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1772)
Unit value at beginning of period	$10.12	$10.40	$9.43	$7.35	$11.36	$10.82	$10.00	$10.00
Unit value at end of period	$11.24	$10.12	$10.40	$9.43	$7.35	$11.36	$10.82
Units outstanding at end of period	11,467	11,724	10,255	9,593	9,279	8,759	785	7-31-06

AC2N - 76

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

FTVIPT Franklin Small Cap Value Securities, Class 2 (1792)
Unit value at beginning of period	$9.07	$9.53	$7.52	$5.89	$8.89	$10.00	—	$10.00
Unit value at end of period	$10.61	$9.07	$9.53	$7.52	$5.89	$8.89
Units outstanding at end of period	3,087	3,104	752	67	0	0		4-30-07

FTVIPT Mutual Shares Securities, Class 2 (1774)
Unit value at beginning of period	$9.20	$9.41	$8.56	$6.87	$11.05	$10.80	$10.00	$10.00
Unit value at end of period	$10.39	$9.20	$9.41	$8.56	$6.87	$11.05	$10.80
Units outstanding at end of period	17,793	18,834	16,065	13,958	12,604	23,270	0	7-31-06

FTVIPT Templeton Foreign Securities, Class 2 (1773)
Unit value at beginning of period	$9.46	$10.70	$9.99	$7.37	$12.51	$10.96	$10.00	$10.00
Unit value at end of period	$11.05	$9.46	$10.70	$9.99	$7.37	$12.51	$10.96
Units outstanding at end of period	14,151	14,170	12,684	7,990	3.031	1,662	162	7-31-06

FTVIPT Templeton Global Bond Securities, Class 2 (1991)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

FTVIPT Templeton Growth Securities, Class 2 (1775)
Unit value at beginning of period	$8.04	$8.74	$8.24	$6.36	$11.15	$11.02	$10.00	$10.00
Unit value at end of period	$9.62	$8.04	$8.74	$8.24	$6.36	$11.15	$11.02
Units outstanding at end of period	6,998	6,331	4,586	3,469	4,156	3,495	0	7-31-06

Guggenheim VT Global Managed Futures Strategy (1981)
Unit value at beginning of period	$7.77	$8.61	$9.02	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$6.82	$7.77	$8.61	$9.02	$9.51
Units outstanding at end of period	2,197	2,442	1,573	39,726	0			11-24-08

AC2N - 77

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Guggenheim VT Multi-Hedge Strategies (1796)(14)
Unit value at beginning of period	$8.63	$8.45	$8.05	$8.42	$10.00	—	—	$10.00
Unit value at end of period	$8.72	$8.63	$8.45	$8.05	$8.42
Units outstanding at end of period	11,368	6,702	6,866	25,100	70,661			2-25-08

Guggenheim VT U.S. Long Short Momentum (1795)
Unit value at beginning of period	$8.51	$9.22	$8.38	$6.66	$10.00	—	—	$10.00
Unit value at end of period	$8.79	$8.51	$9.22	$8.38	$6.66
Units outstanding at end of period	4,870	5,402	3,449	3,168	2,947			2-25-08

Invesco V.I. American Franchise, Series II (1767)
Unit value at beginning of period	$11.20	$12.10	$10.24	$6.25	$12.43	$10.78	$10.00	$10.00
Unit value at end of period	$12.55	$11.20	$12.10	$10.24	$6.25	$12.43	$10.78
Units outstanding at end of period	697	698	877	492	0	0	0	7-31-06

(14)  Available in contracts purchased before May 1, 2012.

AC2N - 78

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Invesco V.I. Comstock, Series II (1764)
Unit value at beginning of period	$9.31	$9.62	$8.41	$6.63	$10.44	$10.82	$10.00	$10.00
Unit value at end of period	$10.94	$9.31	$9.62	$8.41	$6.63	$10.44	$10.82
Units outstanding at end of period	2,048	2,171	978	1,048	0	0	0	7-31-06

Invesco V.I. American Value, Class II (1701)
Unit value at beginning of period	$10.11	$10.15	$8.40	$6.11	$10.00	—	—	$10.00
Unit value at end of period	$11.70	$10.11	$10.15	$8.40	$6.11
Units outstanding at end of period	5,903	5,589	1,923	2,001	0			5-1-08

Invesco V.I. International Growth, Class II (1984)
Unit value at beginning of period	$8.43	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.61	$8.43
Units outstanding at end of period	0	0						4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1793)
Unit value at beginning of period	$12.62	$11.95	$11.01	$8.56	$10.19	$10.00	—	$10.00
Unit value at end of period	$14.71	$12.62	$11.95	$11.01	$8.56	$10.19
Units outstanding at end of period	6,166	4,976	3,676	3,503	975	0		4-27-07

Morgan Stanley UIF Emerging Markets Equity, Class II (1768)
Unit value at beginning of period	$11.37	$14.07	$11.97	$7.12	$16.65	$11.99	$10.00	$10.00
Unit value at end of period	$13.47	$11.37	$14.07	$11.97	$7.12	$16.65	$11.99
Units outstanding at end of period	2,954	5,116	7,108	7,535	5,025	19,747	5,967	7-31-06

AC2N - 79

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Morgan Stanley UIF U.S. Real Estate, Class II (1794)
Unit value at beginning of period	$8.02	$7.68	$6.00	$4.72	$7.71	$10.00	—	$10.00
Unit value at end of period	$9.17	$8.02	$7.68	$6.00	$4.72	$7.71
Units outstanding at end of period	16,062	24,792	19,600	7,250	6,532	9,088		4-27-07

PIMCO VIT All Asset, Advisor Class (1740)
Unit value at beginning of period	$11.23	$11.14	$9.98	$8.31	$10.00	—	—	$10.00
Unit value at end of period	$12.74	$11.23	$11.14	$9.98	$8.31
Units outstanding at end of period	36,965	31,662	28,643	17,125	16,341			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1739)
Unit value at beginning of period	$7.55	$8.26	$6.73	$4.81	$10.00	—	—	$10.00
Unit value at end of period	$7.85	$7.55	$8.26	$6.73	$4.81
Units outstanding at end of period	19,246	27,895	29,407	11,208	4,615			2-25-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (1989)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

PIMCO VIT Low Duration, Advisor Class (1737)
Unit value at beginning of period	$11.25	$11.27	$10.84	$9.68	$10.00	—	—	$10.00
Unit value at end of period	$11.76	$11.25	$11.27	$10.84	$9.68
Units outstanding at end of period	9,483	8,710	9,011	458	0			2-25-08

AC2N - 80

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

PIMCO VIT Real Return, Advisor Class (1738)
Unit value at beginning of period	$12.29	$11.14	$10.44	$8.93	$10.00	—	—	$10.00
Unit value at end of period	$13.19	$12.29	$11.14	$10.44	$8.93
Units outstanding at end of period	23,197	14,048	8,181	2,167	0			2-25-08

PIMCO VIT Total Return, Advisor Class (1736)
Unit value at beginning of period	$12.51	$12.23	$11.45	$10.17	$10.00	—	—	$10.00
Unit value at end of period	$13.54	$12.51	$12.23	$11.45	10.17
Units outstanding at end of period	89,727	82,936	75,993	83,047	43,218			2-25-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1992)
Unit value at beginning of period	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period								4-30-13

Touchstone VST Baron Small Cap Growth (1735)
Unit value at beginning of period	$12.65	$12.21	$9.89	$7.52	$11.47	$11.29	$10.00	$10.00
Unit value at end of period	$14.91	$12.65	$12.21	$9.89	$7.52	$11.47	$11.29
Units outstanding at end of period	64,828	111,696	99,041	12,632	8,708	1,134	0	7-31-06

Touchstone VST Core Bond (1751)
Unit value at beginning of period	$13.11	$12.23	$11.50	$10.12	$10.59	$10.16	$10.00	$10.00
Unit value at end of period	$13.64	$13.11	$12.23	$11.50	$10.12	$10.59	$10.16
Units outstanding at end of period	6,154	9,165	9,405	10,550	17,597	5,663	0	7-31-06

Touchstone VST High Yield (1748)
Unit value at beginning of period	$13.37	$12.75	$11.45	$7.90	$10.54	$10.48	$10.00	$10.00
Unit value at end of period	$15.00	$13.37	$12.75	$11.45	$7.90	$10.54	$10.48
Units outstanding at end of period	1,377	609	769	601	0	0	0	7-31-06

AC2N - 81

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Touchstone VST Large Cap Core Equity (1750)
Unit value at beginning of period	$10.13	$9.95	$8.97	$7.31	$11.42	$10.97	$10.00	$10.00
Unit value at end of period	$11.22	$10.13	$9.95	$8.97	$7.31	$11.42	$10.97
Units outstanding at end of period	5,617	4,707	2,144	1,478	2,904	28,300	0	7-31-06

Touchstone VST Mid Cap Growth (1747)
Unit value at beginning of period	$10.57	$12.05	$10.03	$7.30	$12.24	$10.82	$10.00	$10.00
Unit value at end of period	$12.53	$10.57	$12.05	$10.03	$7.30	$12.24	$10.82
Units outstanding at end of period	9,862	10,483	4,688	4,750	4,651	3,671	0	7-31-06

Touchstone VST Money Market (799)
Unit value at beginning of period	$9.75	$9.86	$9.96	$10.00	—	—	—	$10.00
Unit value at end of period	$9.64	$9.75	$9.86	$9.96
Units outstanding at end of period	33,125	31,842	31,825	31,275				4-27-09

Touchstone VST Third Avenue Value (1733)
Unit value at beginning of period	$8.35	$9.97	$8.39	$6.46	$10.63	$10.95	$10.00	$10.00
Unit value at end of period	$9.96	$8.35	$9.97	$8.39	$6.46	$10.63	$10.95
Units outstanding at end of period	32,589	44,031	51,365	70,637	78,898	67,427	7,118	7-31-06

Touchstone VST Aggressive ETF (794)
Unit value at beginning of period	$13.98	$14.15	$12.64	$10.00	—	—	—	$10.00
Unit value at end of period	$15.55	$13.98	$14.15	$12.64
Units outstanding at end of period	27,137	47,336	44,961	44,833				4-27-09

Touchstone VST Conservative ETF (700)
Unit value at beginning of period	$12.42	$12.14	$11.29	$10.00	—	—	—	$10.00
Unit value at end of period	$13.10	$12.42	$12.14	$11.29
Units outstanding at end of period	30,015	44,088	45,786	47,438				4-27-09

Touchstone VST Enhanced ETF (795)
Unit value at beginning of period	$13.21	$13.92	$12.63	$10.00	—	—	—	$10.00
Unit value at end of period	$14.90	$13.21	$13.92	$12.63

AC2N - 82

								Inception
								Value
	2012	2011	2010	2009	2008	2007	2006	and Date

Units outstanding at end of period	11,214	12,094	11,948	10,739				4-27-09

Touchstone VST Moderate ETF (1708)
Unit value at beginning of period	$10.36	$10.29	$9.36	$8.06	$10.00	—	—	$10.00
Unit value at end of period	$11.26	$10.36	$10.29	$9.36	$8.06
Units outstanding at end of period	72,891	78,690	72,097	65,724	0			4-25-08

Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (798)
Unit value at beginning of period	$13.75	$14.00	$12.59	$10.00	—	—	—	$10.00
Unit value at end of period	$15.21	$13.75	$14.00	$12.59
Units outstanding at end of period	15,079	16,183	20,039	20,351				4-27-09

Touchstone VST Conservative ETF, Guaranteed Return Plus Option (796)
Unit value at beginning of period	$12.22	$12.02	$11.24	$10.00	—	—	—	$10.00
Unit value at end of period	$12.81	$12.22	$12.02	$11.24
Units outstanding at end of period	0	0	0	0				4-27-09

Touchstone VST Moderate ETF, Guaranteed Return Plus Option (797)
Unit value at beginning of period	$13.10	$13.09	$11.97	$10.00	—	—	—	$10.00
Unit value at end of period	$14.15	$13.10	$13.09	$11.97
Units outstanding at end of period	0	0	0	0				4-27-09

AC2N - 83

Financial Information for Separate Account I of National Integrity (AnnuiChoice)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice contracts with a mortality and expense risk charge of 1.00% sold prior to approximately July 31, 2006:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

BlackRock Capital Appreciation V.I. Fund, Class III (1977)
Unit value at beginning of period	$8.46	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.51	$8.46
Units outstanding at end of period	872	733									4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1976)
Unit value at beginning of period	$8.96	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.75	$8.96
Units outstanding at end of period	3,174	21,729									4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1987)
Unit value at beginning of period	$8.32	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.77	$8.32
Units outstanding at end of period	0	0									4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1972)
Unit value at beginning of period	$14.60	$15.71	$12.55	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$16.08	$14.60	$15.71	$12.55
Units outstanding at end of period	0	0	0	0							5-2-09

AC2N - 84

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

DWS Small Cap Index, Class B (760)
Unit value at beginning of period	$14.36	$15.20	$12.17	$9.74	$14.98	$15.46	$13.33	$12.94	$11.13	$7.70	$10.0
Unit value at end of period	$16.47	$14.36	$15.20	$12.17	$9.74	$14.98	$15.46	$13.33	$12.94	$11.13
Units outstanding at end of period	2,216	3,797	4,847	8,404	10,090	9,205	8,487	12,722	14,739	28,496

Fidelity VIP Asset Manager, Service Class 2 (707)
Unit value at beginning of period	$13.44	$13.97	$12.38	$9.71	$13.80	$12.10	$11.41	$11.10	$10.66	$9.15	$10.00
Unit value at end of period	$14.93	$13.44	$13.97	$12.38	$9.71	$13.80	$12.10	$11.41	$11.10	$10.66
Units outstanding at end of period	5,847	7,235	7,599	11,370	11,247	19,603	20,279	32,309	39,925	21,367

Fidelity VIP Balanced, Service Class 2 (712)
Unit value at beginning of period	$13.61	$14.30	$12.26	$8.95	$13.74	$12.76	$11.56	$11.07	$10.63	$9.15	$10.00
Unit value at end of period	$15.47	$13.61	$14.30	$12.26	$8.95	$13.74	$12.76	$11.56	$11.07	$10.63
Units outstanding at end of period	16,355	18,322	19,383	16,963	16,484	24,404	26,399	23,631	25,177	24,041

Fidelity VIP Contrafund, Service Class 2 (709)
Unit value at beginning of period	$16.19	$16.82	$14.53	$10.84	$19.10	$16.45	$14.91	$12.91	$11.32	$8.92	$10.00
Unit value at end of period	$18.62	$16.19	$16.82	$14.53	$10.84	$19.10	$16.45	$14.91	$12.91	$11.32
Units outstanding at end of period	58,396	75,477	83,239	98,480	125,885	158,506	156,723	116,495	78,238	53,207

Fidelity VIP Disciplined Small Cap, Service Class 2 (781)
Unit value at beginning of period	$8.60	$8.82	$7.13	$5.90	$9.03	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.09	$8.60	$8.82	$7.13	$5.90	$9.03
Units outstanding at end of period	2,691	2,748	4,492	4,647	5,147	7,407					4-27-07

AC2N - 85

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Fidelity VIP Equity-Income, Service Class 2 (702)
Unit value at beginning of period	$11.83	$11.87	$10.43	$8.11	$14.33	$14.30	$12.04	$11.52	$10.46	$8.13	$10.00
Unit value at end of period	$13.71	$11.83	$11.87	$10.43	$8.11	$14.33	$14.30	$12.04	$11.52	$10.46
Units outstanding at end of period	20,321	25,786	30,905	39,632	47,158	66,685	75,263	83,864	67,566	73,203

Fidelity VIP Freedom 2010, Service Class 2 (782)
Unit value at beginning of period	$10.24	$10.39	$9.33	$7.60	$10.26	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.32	$10.24	$10.39	$9.33	$7.60	$10.26
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (783)
Unit value at beginning of period	$10.06	$10.22	$9.15	$7.39	$10.27	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.15	$10.06	$10.22	$9.15	$7.39	$10.27
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (784)
Unit value at beginning of period	$9.63	$9.85	$8.71	$6.84	$10.28	$10.00	—	—	—	—	$10.00
Unit Value at end of period	$10.78	$9.63	$9.85	$8.71	$6.84	$10.28
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (785)
Unit value at beginning of period	$9.49	$9.82	$8.59	$6.68	$10.28	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.79	$9.49	$9.82	$8.59	$6.68	$10.28
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

AC2N - 86

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Fidelity VIP Freedom 2030, Service Class 2 (786)
Unit value at beginning of period	$9.03	$9.39	$8.18	$6.30	$10.30	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.30	$9.03	$9.39	$8.18	$6.30	$10.30
Units outstanding at end of period	0	0	0	0	0	0					4-30-07

Fidelity VIP Growth, Service Class 2 (703)
Unit value at beginning of period	$10.25	$10.36	$8.45	$6.67	$12.78	$10.20	$9.66	$9.25	$9.06	$6.91	$10.00
Unit value at end of period	$11.61	$10.25	$10.36	$8.45	$6.67	$12.78	$10.20	$9.66	$9.25	$9.06
Units outstanding at end of period	8,734	10,274	19,899	11,740	16,734	24,217	19,475	31,393	36,155	54,524

Fidelity VIP High Income, Service Class 2 (705)
Unit value at beginning of period	$18.33	$17.85	$15.86	$11.17	$15.07	$14.84	$13.50	$13.33	$12.31	$9.81	$10.00
Unit value at end of period	$20.68	$18.33	$17.85	$15.86	$11.17	$15.07	$14.84	$13.50	$13.33	$12.31
Units outstanding at end of period	9,720	14,523	23,596	31,402	32,333	22,120	21,829	21,531	33,607	39,324

Fidelity VIP Index 500, Service Class 2 (708)
Unit value at beginning of period	$11.06	$10.97	$9.66	$7.73	$12.42	$11.93	$10.44	$10.08	$9.23	$7.28	$10.00
Unit value at end of period	$12.66	$11.06	$10.97	$9.66	$7.73	$12.42	$11.93	$10.44	$10.08	$9.23
Units outstanding at end of period	37,360	41,212	43,886	50,994	63,670	126,364	36,201	46,884	52,445	80,533

Fidelity VIP Investment Grade Bond, Service Class 2 (706)
Unit value at beginning of period	$15.82	$14.93	$14.02	$12.26	$12.83	$12.45	$12.08	$11.97	$11.61	$11.17	$10.00
Unit value at end of period	$16.54	$15.82	$14.93	$14.02	$12.26	$12.83	$12.45	$12.08	$11.97	$11.61
Units outstanding at end of period	14,496	31,903	43,908	67,432	111,615	68,699	76,724	87,346	77,640	86,627

AC2N - 87

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Fidelity VIP Mid Cap, Service Class 2 (714)
Unit value at beginning of period	$21.53	$24.39	$19.16	$13.85	$23.17	$20.29	$18.23	$15.60	$12.64	$9.24	$10.00
Unit value at end of period	$24.42	$21.53	$24.39	$19.16	$13.85	$23.17	$20.29	$18.23	$15.60	$12.64
Units outstanding at end of period	15,431	30,772	28,639	20,738	35,306	45,228	52,054	51,785	47,692	36,419

Fidelity VIP Overseas, Service Class 2 (704)
Unit value at beginning of period	$12.03	$14.70	$13.16	$10.53	$18.98	$16.38	$14.05	$11.95	$10.65	$7.52	$10.00
Unit value at end of period	$14.34	$12.03	$14.70	$13.16	$10.53	$18.98	$16.38	$14.05	$11.95	$10.65
Units outstanding at end of period	9,733	21,626	26,510	30,989	39,635	45,432	18,173	23,808	20,211	25,534

FTVIPT Franklin Income Securities, Class 2 (770)
Unit value at beginning of period	$18.25	$18.00	$16.14	$12.02	$17.27	$16.81	$14.36	$14.27	$12.66	$10.00	$10.00
Unit value at end of period	$20.35	$18.25	$18.00	$16.14	$12.02	$17.27	$16.81	$14.36	$14.27	$12.66
Units outstanding at end of period	12,511	12,081	18,133	28,043	31,265	34,482	31,632	35,837	41,686	31,200

FTVIPT Franklin Growth & Income Securities, Class 2 (771)
Unit value at beginning of period	$13.88	$13.70	$11.86	$9.46	$14.74	$15.46	$13.38	$13.05	$11.92	$10.00	$10.00
Unit value at end of period	$15.43	$13.88	$13.70	$11.86	$9.46	$14.74	$15.46	$13.38	$13.05	$11.92
Units outstanding at end of period	59,278	65,747	77,836	38,578	46,238	56,149	7,374	9,575	8,184	4,122

FTVIPT Franklin Large Cap Growth Securities, Class 2 (772)
Unit value at beginning of period	$13.29	$13.63	$12.33	$9.60	$14.82	$14.09	$12.83	$12.83	$12.00	$10.00	$10.00
Unit value at end of period	$14.78	$13.29	$13.63	$12.33	$9.60	$14.82	$14.09	$12.83	$12.83	$12.00
Units outstanding at end of period	2,971	2,702	3,970	7,025	3,624	4,119	4,168	11,638	20,123	465

AC2N - 88

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

FTVIPT Franklin Small Cap Value Securities, Class 2 (787)
Unit value at beginning of period	$9.13	$9.58	$7.55	$5.90	$8.90	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.70	$9.13	$9.58	$7.55	$5.90	$8.90
Units outstanding at end of period	10,748	12,734	13,436	16,624	11,869	108					4-30-07

FTVIPT Mutual Shares Securities, Class 2 (774)
Unit value at beginning of period	$14.98	$15.29	$13.89	$11.13	$17.88	$17.45	$14.89	$13.60	$12.20	$10.00	$10.00
Unit value at end of period	$16.94	$14.98	$15.29	$13.89	$11.13	$17.88	$17.45	$14.89	$13.60	$12.20
Units outstanding at end of period	19,946	27,311	37,135	30,470	42,012	63,866	48,870	27,734	23,003	11,303

FTVIPT Templeton Foreign Securities, Class 2 (773)
Unit value at beginning of period	$17.02	$19.24	$17.93	$13.21	$22.38	$19.58	$16.29	$14.93	$12.73	$10.00	$10.00
Unit value at end of period	$19.92	$17.02	$19.24	$17.93	$13.21	$22.38	$19.58	$16.29	$14.93	$12.73
Units outstanding at end of period	3,442	4,231	4,990	8,109	9,987	5,995	4,431	9,466	4,070	0

FTVIPT Templeton Global Bond Securities, Class 2 (1979)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

FTVIPT Templeton Growth Securities, Class 2 (775)
Unit value at beginning of period	$13.79	$14.97	$14.08	$10.85	$19.00	$18.75	$15.55	$14.43	$12.56	$10.00	$10.00
Unit value at end of period	$16.52	$13.79	$14.97	$14.08	$10.85	$19.00	$18.75	$15.55	$14.43	$12.56
Units outstanding at end of period	327	330	6,133	2,234	5,045	6,265	4,251	8,933	5,311	425

Guggenheim VT Global Managed Futures Strategy (1971)
Unit value at beginning of period	$7.81	$8.63	$9.04	$9.51	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.86	$7.81	$8.63	$9.04	$9.51

AC2N - 89

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Units outstanding at end of period	1,060	1,350	5,816	40,362	984						11-24-08

Guggenheim VT Multi-Hedge Strategies (1758)
Unit value at beginning of period	$8.56	$8.36	$7.96	$8.31	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.66	$8.56	$8.36	$7.96	$8.31
Units outstanding at end of period	23,580	3,680	11,648	19,637	50,488						5-1-08

Guggenheim VT U.S. Long Short Momentum (1777)
Unit value at beginning of period	$8.32	$8.99	$8.17	$6.48	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.60	$8.32	$8.99	$8.17	$6.48
Units outstanding at end of period	49	394	394	394	919						5-1-08

Invesco V.I. American Franchise, Series II (767)
Unit value at beginning of period	$14.39	$15.53	$13.12	$8.00	$15.88	$13.75	$13.54	$12.70	$12.02	$10.00	$10.00
Unit value at end of period	$16.16	$14.39	$15.53	$13.12	$8.00	$15.88	$13.75	$13.54	$12.70	$12.02
Units outstanding at end of period	372	372	373	373	0	559	0	0	303	295

Invesco V.I. Comstock, Series II (764)
Unit value at beginning of period	$14.81	$15.28	$13.34	$10.49	$16.51	$17.07	$14.86	$14.42	$12.40	$10.00	$10.00
Unit value at end of period	$17.43	$14.81	$15.28	$13.34	$10.49	$16.51	$17.07	$14.86	$14.42	$12.40
Units outstanding at end of period	1,310	1,309	1,720	1,872	8,435	6,722	6,724	16,544	24,592	2,386

Invesco V.I. American Value, Series II (1799)
Unit value at beginning of period	$10.17	$10.19	$8.42	$6.11	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.79	$10.17	$10.19	$8.42	$6.11
Units outstanding at end of period	0	0	0	608	0						5-1-08

Invesco V.I. International Growth, Series II (1975)
Unit value at beginning of period	$8.44	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.63	$8.44

AC2N - 90

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Units outstanding at end of period	0	0									4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (788)
Unit value at beginning of period	$12.71	$12.01	$11.06	$8.58	$10.20	$10.00	—	—	—	—	$10.00
Unit value at end of period	$14.84	$12.71	$12.01	$11.06	$8.58	$10.20
Units outstanding at end of period	7,003	12,274	17,596	10,519	2,148	982					4-28-07

Morgan Stanley UIF Emerging Markets Equity Share, Class II (768)
Unit value at beginning of period	$30.23	$37.34	$31.71	$18.83	$43.96	$31.62	$23.28	$17.58	$14.44	$10.00	$10.00
Unit value at end of period	$35.86	$30.23	$37.34	$31.71	$18.83	$43.96	$31.62	$23.28	$17.58	$14.44
Units outstanding at end of period	4,162	9,644	9,612	17,897	9,629	21,964	18,645	5,081	3,508	4,324

Morgan Stanley UIF U.S. Real Estate, Class II (789)
Unit value at beginning of period	$8.08	$7.72	$6.02	$4.73	$7.72	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.25	$8.08	$7.72	$6.02	$4.73	$7.72
Units outstanding at end of period	4,873	13,110	18,045	2,340	25,684	720					4-28-07

PIMCO VIT All Asset, Advisor Class (790)
Unit value at beginning of period	$11.20	$11.10	$9.92	$8.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.72	$11.20	$11.10	$9.92	$8.25
Units outstanding at end of period	3,908	5,741	5,742	6,544	6,443						5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1710)
Unit value at beginning of period	$7.54	$8.23	$6.69	$4.77	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.84	$7.54	$8.23	$6.69	$4.77
Units outstanding at end of period	4,938	5,434	7,129	4,192	2,078						5-1-08

PIMCO VIT Long-Term U.S. Government, Advisor Class (1978)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00

AC2N - 91

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Unit value at end of period
Units outstanding at end of period											4-30-13

PIMCO VIT Low Duration, Advisor Class (1743)
Unit value at beginning of period	$11.35	$11.35	$10.90	$9.72	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$11.88	$11.35	$11.35	$10.90	$9.72
Units outstanding at end of period	1,629	3,383	19,671	28,690	0						5-1-08

PIMCO VIT Real Return, Advisor Class (1746)
Unit value at beginning of period	$12.36	$11.19	$10.47	$8.94	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.30	$12.36	$11.19	$10.47	$8.94
Units outstanding at end of period	33,898	39,694	30,131	11,399	0						5-1-08

PIMCO VIT Total Return, Advisor Class (1755)
Unit value at beginning of period	$12.40	$12.10	$11.32	$10.04	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$13.44	$12.40	$12.10	$11.32	$10.04
Units outstanding at end of period	28,493	75,621	92,440	126,418	19,941						5-1-08

TOPS Managed Risk Moderate Growth ETF, Class 3 (1988)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-30-13

Touchstone VST Baron Small Cap Growth (735)
Unit value at beginning of period	$20.46	$19.71	$15.94	$12.11	$18.44	$18.12	$15.48	$14.52	$11.47	$8.69	$10.00
Unit value at end of period	$24.14	$20.46	$19.71	$15.94	$12.11	$18.44	$18.12	$15.48	$14.52	$11.47
Units outstanding at end of period	15,392	24,667	28,915	4,362	12,081	16,786	22,704	27,039	25,024	11,076

AC2N - 92

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Touchstone VST Core Bond (751)
Unit value at beginning of period	$15.25	$14.20	$13.33	$11.72	$12.24	$11.73	$11.38	$11.31	$11.06	$10.79	$10.00
Unit value at end of period	$15.89	$15.25	$14.20	$13.33	$11.72	$12.24	$11.73	$11.38	$11.31	$11.06
Units outstanding at end of period	17,150	38,217	27,569	16,858	23,182	19,731	22,649	20,345	30,256	36,448

Touchstone VST High Yield (748)
Unit value at beginning of period	$18.94	$18.03	$16.17	$11.14	$14.84	$14.72	$13.78	$13.48	$12.43	$10.13	$10.00
Unit value at end of period	$21.27	$18.94	$18.03	$16.17	$11.14	$14.84	$14.72	$13.78	$13.48	$12.43
Units outstanding at end of period	10,149	13,565	14,168	6,439	7,921	27,176	24,756	12,044	18,342	22,466

Touchstone VST Large Cap Core Equity (750)
Unit value at beginning of period	$11.55	$11.33	$10.20	$8.30	$12.94	$12.41	$9.90	$10.32	$9.91	$7.59	$10.00
Unit value at end of period	$12.82	$11.55	$11.33	$10.20	$8.30	$12.94	$12.41	$9.90	$10.32	$9.91
Units outstanding at end of period	3,203	4,775	11,848	13,123	19,934	0	40	40	706	6,671

Touchstone VST Mid Cap Growth (747)
Unit value at beginning of period	$16.86	$19.21	$15.95	$11.59	$19.42	$17.15	$14.91	$13.06	$11.77	$8.07	$10.00
Unit value at end of period	$20.02	$16.86	$19.21	$15.95	$11.59	$19.42	$17.15	$14.91	$13.06	$11.77
Units outstanding at end of period	5,205	6,992	8,158	13,149	14,504	16,862	11,295	19,309	27,339	23,466

Touchstone VST Money Market (755)
Unit value at beginning of period	$11.21	$11.32	$11.41	$11.42	$11.21	$10.76	$10.36	$10.14	$10.11	$10.11	$10.00
Unit value at end of period	$11.09	$11.21	$11.32	$11.41	$11.42	$11.21	$10.76	$10.36	$10.14	$10.11
Units outstanding at end of period	47,069	85,804	74,098	110,225	13,345	16,199	38,929	41,541	41,728	45,436

AC2N - 93

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Touchstone VST Third Avenue Value (733)
Unit value at beginning of period	$14.34	$17.11	$14.38	$11.05	$18.15	$18.67	$16.28	$14.00	$11.23	$8.09	$10.00
Unit value at end of period	$17.14	$14.34	$17.11	$14.38	$11.05	$18.15	$18.67	$16.28	$14.00	$11.23
Units outstanding at end of period	24,021	36,114	52,771	90,046	110,984	128,870	94,181	60,026	68,178	81,643

Touchstone VST Aggressive ETF (1782)
Unit value at beginning of period	$11.67	$11.79	$10.52	$8.73	$12.45	$11.96	$10.64	$10.27	$10.00	—	$10.00
Unit value at end of period	$13.01	$11.67	$11.79	$10.52	$8.73	$12.45	$11.96	$10.64	$10.27
Units outstanding at end of period	16,699	32,092	30,661	32,389	41,157	45,396	58,727	51,220	35,222

Touchstone VST Conservative ETF (1780)
Unit value at beginning of period	$12.75	$12.45	$11.56	$10.44	$11.65	$11.13	$10.40	$10.16	$10.00	—	$10.00
Unit value at end of period	$13.47	$12.75	$12.45	$11.56	$10.44	$11.65	$11.13	$10.40	$10.16
Units outstanding at end of period	992	2,084	905	906	908	909	2,936	459	0

Touchstone VST Enhanced ETF (1783)
Unit value at beginning of period	$11.18	$11.76	$10.65	$8.81	$12.97	$12.59	$11.02	$10.50	$10.00	—	$10.00
Unit value at end of period	$12.62	$11.18	$11.76	$10.65	$8.81	$12.97	$12.59	$11.02	$10.50
Units outstanding at end of period	36,971	37,187	39,133	159,882	144,164	153,272	155,398	146,073	0

Touchstone VST Moderate ETF (1781)
Unit value at beginning of period	$12.30	$12.20	$11.08	$9.53	$12.08	$11.59	$10.55	$10.26	$10.00	—	$10.00
Unit value at end of period	$13.39	$12.30	$12.20	$11.08	$9.53	$12.08	$11.59	$10.55	$10.26
Units outstanding at end of period	29,256	40,705	44,687	48,237	28,466	21,041	25,028	13,417	739

AC2N - 94

											Inception
											Value &
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003	Date

Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (793)
Unit value at beginning of period	$13.81	$14.04	$12.60	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.29	$13.81	$14.04	$12.60
Units outstanding at end of period	0	0	0	0							4-27-09

Touchstone VST Conservative ETF, Guaranteed Return Plus Option (791)
Unit value at beginning of period	$12.27	$12.05	$11.25	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.88	$12.27	$12.05	$11.25
Units outstanding at end of period	0	0	0	0							4-27-09

Touchstone VST Moderate ETF, Guaranteed Return Plus Option (792)
Unit value at beginning of period	$13.15	$13.12	$11.99	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.23	$13.15	$13.12	$11.99
Units outstanding at end of period	0	0	0	0							4-27-09

AC2N - 95

Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.              contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a contribution

Example Assumptions

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the contribution:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

AC2N - 96

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

AC2N - 97

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period.  After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,187.45 in the value of the GRO:  -$3,187.45= -0.0551589 x $57,786.68

The Adjusted Account Value would be:  $54,599.23= $57,786.68 - $3,187.45

A withdrawal charge of 5% would be assessed against the $50,000.00 original contribution:

$2,500.00 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be:  $52,099.23 = $57,786.68 – $3,187.45 – $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:

$5,778.67 = $57,786.68 x .10

The amount subject to a 5% withdrawal charge (non-free amount) would be:

$14,221.33 = $20,000.00 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

AC2N - 98

- $784.43 = -0.0551589 x $14,221.33

The withdrawal charge would be:  $789.78 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,574.21 = $20,000.00 + $784.43 + $789.78

The value remaining in the GRO after the withdrawal would be:  $36,212.47 = $57,786.68 – $21,574.21

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period.  At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO:  $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be:  $59,467.64 = $57,786.68 + $1,680.96

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be:  $56,967.64 = $57,786.68 + $1,680.96 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 5% withdrawal charge) would first be determined as above:

Free Amount  =  $ 5,778.67                        Non-Free Amount  =  $14,221.33

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be:  $726.72 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA)) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,313.04  = $20,000.00 – $413.68 + $726.72

The value remaining in the GRO after the withdrawal would be:  $37,473.64 = $57,786.68 – $20,314.04

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges do not apply to transfers.

AC2N - 99

Appendix D

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

AC2N - 100

Appendix D – continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?

Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

AC2N - 101

Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions		LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	63	60	$100,000		N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0		N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0		N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0		N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0		N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0		$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0		$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0		$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0		$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000
10	72	69	$10,000	(F)	$5,850	(F)	$5,850	$0	$91,226	$0		$130,000	(F)	$125,310	(F)	$130,000

AC2N - 102

Contract Year	Primary Annuitant’s Age on APD*	Spousal Annuitant’s Age on APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at end of APD (B)
11	73	70	$0	$5,850		$5,850		$0		$86,289	$0	$130,000		$125,310		$130,000
12	74	71	$0	$5,850		$5,850		$0		$76,987	$0	$130,000		$125,310		$130,000
13	75	72	$0	$5,850		$5,850		$0		$72,677	$0	$130,000		$125,310		$130,000
14	76	73	$0	$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0	$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0	$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0	$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0	$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0	$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0	$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0	$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0	$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0	$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0	$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0	$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0	$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

AC2N - 103

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.9244 ($130,000 Payment Base divided by $67,554 Account Value [$66,778+ $776]) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

AC2N - 104

•                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

AC2N - 105

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at end of APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

AC2N - 106

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

AC2N - 107

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
BlackRock Capital Appreciation V.I., Class III (1), (2)	0.65%	0.25%	0.28%	0.01%	1.19%
BlackRock Global Allocation V.I., Class III (1), (2)	0.63%	0.25%	0.26%	0.01%	1.15%
Columbia VP — Mid Cap Value Opportunity, Class 1 (3)	0.74%	0.00%	0.14%	0.00%	0.88%	0.01%	0.87%
Columbia VP — Small Cap Value, Class 2 (4)	0.87%	0.25%	0.13%	0.00%	1.25%	0.22%	1.03%
DWS Small Cap Index VIP, Class B (5)	0.35%	0.25%	0.20%	N/A	0.80%	0.06%	0.74%
Fidelity VIP Asset Manager, Service Class 2 (6)	0.51%	0.25%	0.14%	N/A	0.90%
Fidelity VIP Balanced, Service Class 2 (6)	0.41%	0.25%	0.12%	0.01%	0.79%
Fidelity VIP Contrafund®, Service Class 2	0.56%	0.25%	0.08%	N/A	0.89%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.27%	0.07%	1.30%
Fidelity VIP Equity-Income, Service Class 2 (6)	0.46%	0.25%	0.10%	N/A	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.57%	0.82%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.59%	0.84%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%
Fidelity VIP Growth, Service Class 2	0.56%	0.25%	0.10%	N/A	0.91%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.11%	N/A	0.67%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.09%	N/A	0.90%
Fidelity VIP Overseas, Service Class 2	0.71%	0.25%	0.14%	N/A	1.10%
FTVIPT Franklin Growth and Income Securities, Class 2 (7)	0.54%	0.25%	0.06%	N/A	0.85%	N/A	0.85%
FTVIPT Franklin Income Securities, Class 2 (7)	0.45%	0.25%	0.02%	N/A	0.72%	N/A	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (7)	0.75%	0.25%	0.05%	N/A	1.05%	N/A	1.05%
FTVIPT Franklin Small Cap Value Securities, Class 2	0.51%	0.25%	0.16%	N/A	0.92%	N/A	0.92%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.11%	N/A	0.96%	N/A	0.96%
FTVIPT Templeton Foreign Securities, Class 2	0.64%	0.25%	0.15%	N/A	1.04%	N/A	1.04%

AC2N - 108

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
FTVIPT Templeton Global Bond Securities, Class 2 (7)	0.46%	0.25%	0.09%	N/A	0.80%	N/A	0.80%
FTVIPT Templeton Growth Securities, Class 2 (7)	0.74%	0.25%	0.04%	N/A	1.03%	N/A	1.03%
Guggenheim VT Global Managed Futures Strategy (8)	0.95%	0.00%	1.10%	N/A	2.05%	0.05%	2.00%
Guggenheim VT U.S. Long Short Momentum	0.90%	0.00%	0.96%	0.02%	1.88%	N/A	1.88%
Invesco V.I. American Franchise, Series II (9), (10)	0.68%	0.25%	0.30%	N/A	1.23%	0.08%	1.15%
Invesco V.I. American Value, Series II (9)	0.72%	0.25%	0.28%	N/A	1.25%	N/A	1.25%
Invesco V.I. Comstock, Series II (9), (11)	0.56%	0.25%	0.29%	N/A	1.10%	0.07%	1.03%
Invesco V.I. International Growth, Series II	0.71%	0.25%	0.30%	N/A	1.26%	N/A	1.26%
Morgan Stanley UIF Emerging Markets Debt, Class II (12)	0.75%	0.35%	0.30%	N/A	1.40%	0.30%	1.10%
Morgan Stanley UIF Emerging Markets Equity, Class II (13)	1.25%	0.35%	0.40%	N/A	2.00%	0.53%	1.47%
Morgan Stanley UIF U.S. Real Estate, Class II (12)	0.80%	0.35%	0.30%	N/A	1.45%	0.10%	1.35%
PIMCO VIT All Asset, Advisor Class (14), (15)	0.425%	0.25%	0.00%	0.75%	1.425%	0.09%	1.335%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class(16), (17), (18)	0.74%	0.25%	0.11%	0.14%	1.24%	0.14%	1.10%
PIMCO VIT Long-Term U.S. Government, Advisor Class (16), (19)	0.475%	0.25%	0.04%	N/A	0.765%	N/A	0.765%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class (16), (20)	0.50%	0.25%	0.05%	N/A	0.80%	N/A	0.80%
PIMCO VIT Total Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
TOPS Managed Risk Moderate Growth ETF, Class 3 (21)	0.30%	0.35%	0.10%	0.26%	1.01%
Touchstone VST Baron Small Cap Growth (22)	1.05%	0.23%	0.35%	0.01%	1.64%	0.08%	1.56%
Touchstone VST Core Bond	0.55%	0.06%	0.32%	0.01%	0.94%	N/A	0.94%
Touchstone VST High Yield	0.50%	0.20%	0.35%	N/A	1.05%	N/A	1.05%
Touchstone VST Large Cap Core Equity (22)	0.65%	0.19%	0.29%	N/A	1.13%	0.13%	1.00%
Touchstone VST Mid Cap Growth	0.75%	0.14%	0.36%	0.01%	1.26%	N/A	1.26%
Touchstone VST Money Market	0.18%	0.25%	0.28%	N/A	0.71%	N/A	0.71%
Touchstone VST Third Avenue Value (22)	0.80%	0.24%	0.28%	0.01%	1.33%	0.15%	1.18%
Touchstone VST Aggressive ETF (22)	0.40%	0.25%	0.39%	0.22%	1.26%	0.29%	0.97%
Touchstone VST Conservative ETF (22)	0.40%	0.25%	0.34%	0.21%	1.20%	0.24%	0.96%
Touchstone VST Enhanced ETF(22)	0.40%	0.25%	0.47%	0.23%	1.35%	0.37%	0.98%
Touchstone VST Moderate ETF(22)	0.40%	0.23%	0.28%	0.21%	1.12%	0.16%	0.96%

AC2N - 109

(1)	Net annual Portfolio expenses are 1.07% for BlackRock Capital Appreciation V.I., Class III and 1.02% for BlackRock Global Allocation V.I., Class III, after voluntary fee waivers.
(2)

“Other Expenses” have been restated to reflect current fees. The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets given in acquired fund fees and expenses or the restatement of other expenses to reflect current fees.

(3)

The fund manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the fund’s board of trustees. Under this agreement, the fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.87% for Class 1.

(4)

The fund manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the fund’s board of trustees. Under this agreement, the fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.03% for Class 2.

(5)

Through September 30, 2013, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expense at 0.70% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2013 through April 30, 2014, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expense ratios no higher than 0.74% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. These agreements may only be terminated with the consent of the fund’s board.

(6)	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.
(7)	The fund administration fee is paid indirectly through the management fee.
(8)

The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board of trustees. In any event, this undertaking will continue through April 30, 2014.

(9)

Effective April 29, 2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund; Invesco Van Kampen V.I. American Value Fund was renamed Invesco V.I. American Value Fund; Invesco Van Kampen V.I. Comstock Fund was renamed Invesco V.I. Comstock Fund.

(10)

The advisor has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.15% of average daily nets assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and the advisors mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(11)

The advisor has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Series II shares to 1.03% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses, (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement Unless the fund’s board of trustees and the advisors mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

(12)

The Portfolios’ distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive for the UIF Emerging Markets Debt Portfolio, Class II and 0.10% of the 0.35% 12b-1 fee it may receive for UIF U.S. Real Estate Portfolio, Class II. These waivers will continue for at least one year or until such time as the fund’s board of directors acts to discontinue all or a portion of such waivers when it deems such action is appropriate.

(13)

The Portfolio’s advisor, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual Portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.47% for UIF Emerging Markets Equity Portfolio, Class II. In addition, the Portfolio’s distributor, Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the fund’s board of directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate

AC2N - 110

(14)

Acquired fund fees and expenses include interest expense of 0.02%. Interest expenses is based on the amount incurred during an underlying PIMCO fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the underlying PIMCO fund for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the underlying fund’s use of such investments as an investment strategy. The total annual Portfolio operating expenses, excluding interest, of the underlying PIMCO funds is 1.405% for the Advisor Class.

(15)

The advisor has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, of the underlying PIMCO funds is 1.315 for the Advisor Class shares.

(16)

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

(17)	The total annual Portfolio operating expenses, excluding interest expense, is 1.13% for the Advisor Class shares.
(18)

The fund’s advisor has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place. Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement, excluding interest expense, is 0.99% for the Advisor Class shares.

(19)	Total annual Portfolio operating expenses, excluding interest expense, is 0.725% for the Advisor Class shares.
(20)	Total annual Portfolio operating expenses, excluding interest expense, is 0.75% for the Advisor Class shares
(21)	Other expenses are contractually limited to 0.10%.
(22)

The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses, excluding acquired fund fees and expenses, to amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements.” This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the fund’s board of trustees if they deem the termination to be beneficial to the shareholders.

AC2N - 111

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AC2N - 112

To request a copy of the Statement of Additional Information for the National Integrity AnnuiChoice II (May 1, 2013) remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address:

Phone:

AC2N - 113

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

AnnuiChoice® II (includes AnnuiChoice) and

AdvantEdge (includes GrandMaster and GrandMaster flex3)

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2013.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $3,058,260 in 2012, $5,406,743 in 2011, and $4,189,179 in 2010.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we may pay up to a 0.75% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. Qualifying requirements are higher in years following 2009 and producers not qualified by 2012 will not be eligible to participate. The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

BOSC, Inc.	Hancock Investment Services, Inc.
BancWest Investment Services, Inc.	LPL Financial Corporation
Cadaret, Grant & Co., Inc.	M&T Securities, Inc.
Fifth Third Securities, Inc.	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

3

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Owners of Roth IRAs are not required to take distributions during their lifetime.  Distributions from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the death of the participant or IRA owner.  After death distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2012, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2012
With Report of Independent Registered
Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and

The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2012, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, Separate Account II of National Integrity Life Insurance Company was consolidated with the Separate Account effective January 1, 2012.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$286,733	$1	$286,734	$10.78	26,599
Touchstone Aggressive ETF (AnnuiChoice ™)	217,213	(1)	217,212	13.01	16,699
Touchstone Aggressive ETF (AnnuiChoice II ™)	422,084	(1)	422,083	15.55	27,137
Touchstone Aggressive ETF (GrandMaster flex3 ™)	436,876	—	436,876	12.43	35,140
Touchstone Aggressive ETF (Grandmaster ™)	202,720	—	202,720	12.64	16,040
Touchstone Aggressive ETF (IQ Annuity ™)	464,729	1	464,730	12.53	37,075
Touchstone Aggressive ETF (Pinnacle ™)	105,649	(1)	105,648	12.64	8,359
Touchstone Aggressive ETF (Pinnacle IV ™)	1,166,005	(1)	1,166,004	12.54	93,019
Touchstone Aggressive ETF (Pinnacle Plus ™)	168,263	(1)	168,262	12.31	13,669
Touchstone Aggressive ETF (Pinnacle V ™)	505,070	—	505,070	15.32	32,961
Touchstone Baron Small Cap Growth (Pinnacle ™)	1,682,387	—	1,682,387	40.82	41,217
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	1,538,540	(2)	1,538,538	23.56	65,295
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	13,216	—	13,216	40.91	323
Touchstone Baron Small Cap Growth (Pinnacle V ™)	1,597,081	2	1,597,083	12.32	129,614
Touchstone Baron Small Cap Growth (AdvantEdge ™)	554,717	1	554,718	13.59	40,814
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	966,280	—	966,280	14.91	64,828
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	371,572	—	371,572	24.14	15,392
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	369,053	—	369,053	21.73	16,981
Touchstone Baron Small Cap Growth (Grandmaster ™)	99,648	1	99,649	19.05	5,232
Touchstone Baron Small Cap Growth (IQ Annuity ™)	1,166,072	(1)	1,166,071	22.43	51,996
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	483,239	(1)	483,238	21.84	22,122
Touchstone Conservative ETF (AdvantEdge ™)	97,010	(1)	97,009	11.47	8,458
Touchstone Conservative ETF (AnnuiChoice II ™)	393,188	—	393,188	13.10	30,015
Touchstone Conservative ETF (AnnuiChoice ™)	13,368	—	13,368	13.47	992
Touchstone Conservative ETF (GrandMaster flex3 ™)	775,822	(1)	775,821	12.88	60,255
Touchstone Conservative ETF (Grandmaster ™)	244,467	2	244,469	13.09	18,677
Touchstone Conservative ETF (IQ Annuity ™)	1,869,106	1	1,869,107	12.98	143,979
Touchstone Conservative ETF (Pinnacle ™)	497,045	(1)	497,044	13.09	37,974
Touchstone Conservative ETF (Pinnacle IV ™)	2,910,787	—	2,910,787	12.98	224,215
Touchstone Conservative ETF (Pinnacle Plus ™)	1,936,817	2	1,936,819	12.75	151,922
Touchstone Conservative ETF Fund (Pinnacle V ™)	3,681,150	1	3,681,151	12.91	285,244
Touchstone Core Bond (AdvantEdge ™)	210,340	2	210,342	12.65	16,631
Touchstone Core Bond (AnnuiChoice II ™)	83,951	—	83,951	13.64	6,154
Touchstone Core Bond (AnnuiChoice ™)	272,527	(1)	272,526	15.89	17,150
Touchstone Core Bond (GrandMaster flex3 ™)	192,215	(1)	192,214	14.51	13,244
Touchstone Core Bond (Grandmaster ™)	406,404	2	406,406	14.04	28,945
Touchstone Core Bond (IQ Annuity ™)	150,473	(1)	150,472	15.08	9,977
Touchstone Core Bond (Pinnacle ™)	163,985	—	163,985	14.89	11,013
Touchstone Core Bond (Pinnacle IV ™)	1,432,508	—	1,432,508	14.73	97,247
Touchstone Core Bond (Pinnacle Plus II Reduced M&E ™)*	10,271	1	10,272	14.92	688
Touchstone Core Bond (Pinnacle Plus ™)	434,030	2	434,032	13.49	32,177
Touchstone Core Bond (PinnacleV ™)	1,190,855	—	1,190,855	13.02	91,467
Touchstone Enhanced ETF (AdvantEdge ™)	182,008	(2)	182,006	10.30	17,679
Touchstone Enhanced ETF (AnnuiChoice II ™)	167,096	—	167,096	14.90	11,214
Touchstone Enhanced ETF (AnnuiChoice ™)	466,750	1	466,751	12.62	36,971
Touchstone Enhanced ETF (GrandMaster flex3 ™)	812,346	1	812,347	12.07	67,321
Touchstone Enhanced ETF (Grandmaster ™)	264,165	1	264,166	12.27	21,535
Touchstone Enhanced ETF (IQ Annuity ™)	432,910	(2)	432,908	12.17	35,583
Touchstone Enhanced ETF (Pinnacle ™)	662,531	1	662,532	12.27	54,009
Touchstone Enhanced ETF (Pinnacle IV ™)	884,802	(3)	884,799	12.17	72,724
Touchstone Enhanced ETF (Pinnacle Plus ™)	334,465	—	334,465	11.95	27,994
Touchstone Enhanced ETF (Pinnacle V ™)	374,160	1	374,161	14.68	25,489
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	229,339	—	229,339	15.21	15,079
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	529,119	1	529,120	15.04	35,185
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	550,107	1	550,108	14.98	36,719
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	129,959	(1)	129,958	12.67	10,261
Touchstone GMAB Conservative ETF (Pinnacle V ™)	411,141	—	411,141	12.62	32,585
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	2,791,995	1	2,791,996	13.99	199,611
Touchstone GMAB Moderate ETF(Pinnacle V ™)	2,072,548	(2)	2,072,546	13.93	148,735
Touchstone High Yield (AdvantEdge ™)	30,705	—	30,705	14.28	2,150
Touchstone High Yield (AnnuiChoice II ™)	20,655	(2)	20,653	15.00	1,377
Touchstone High Yield (AnnuiChoice ™)	215,831	—	215,831	21.27	10,149
Touchstone High Yield (GrandMaster flex3 ™)	199,242	(2)	199,240	19.67	10,131

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (Grandmaster ™)	$121,648	$(1)	$121,647	$16.36	7,434
Touchstone High Yield (IQ Annuity ™)	234,318	1	234,319	20.63	11,356
Touchstone High Yield (Pinnacle ™)	627,197	—	627,197	19.75	31,754
Touchstone High Yield (Pinnacle IV ™)	2,085,094	2	2,085,096	19.54	106,714
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	4,634	(1)	4,633	19.80	234
Touchstone High Yield (Pinnacle Plus ™)	482,589	2	482,591	16.99	28,411
Touchstone High Yield (PinnacleV ™)	563,263	2	563,265	13.48	41,778
Touchstone Large Cap Core Equity (AdvantEdge ™)	78,050	—	78,050	10.47	7,455
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	63,031	—	63,031	11.22	5,617
Touchstone Large Cap Core Equity (AnnuiChoice ™)	41,052	—	41,052	12.82	3,203
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	61,080	—	61,080	13.25	4,610
Touchstone Large Cap Core Equity (Grandmaster ™)	182,579	—	182,579	12.78	14,281
Touchstone Large Cap Core Equity (IQ Annuity ™)	308,205	(2)	308,203	12.59	24,471
Touchstone Large Cap Core Equity (Pinnacle ™)	1,474,058	—	1,474,058	13.32	110,630
Touchstone Large Cap Core Equity (Pinnacle IV ™)	975,087	1	975,088	13.18	73,976
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	37,621	1	37,622	13.35	2,817
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	319,570	(1)	319,569	13.55	23,587
Touchstone Large Cap Core Equity (PinnacleV ™)	411,558	1	411,559	9.12	45,108
Touchstone Mid Cap Growth (AdvantEdge ™)	43,245	(2)	43,243	10.83	3,991
Touchstone Mid Cap Growth (AnnuiChoice II ™)	123,523	(3)	123,520	12.53	9,862
Touchstone Mid Cap Growth (AnnuiChoice ™)	104,228	(1)	104,227	20.02	5,205
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	226,357	(3)	226,354	19.07	11,869
Touchstone Mid Cap Growth (Grandmaster ™)	104,317	—	104,317	16.01	6,515
Touchstone Mid Cap Growth (IQ Annuity ™)	253,284	1	253,285	20.38	12,430
Touchstone Mid Cap Growth (Pinnacle ™)	303,072	1	303,073	18.37	16,501
Touchstone Mid Cap Growth (Pinnacle IV ™)	961,693	(2)	961,691	18.17	52,927
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	36,893	—	36,893	11.26	3,277
Touchstone Mid Cap Growth (Pinnacle Plus ™)	1,774,308	1	1,774,309	18.51	95,875
Touchstone Mid Cap Growth (PinnacleV ™)	171,007	(1)	171,006	10.21	16,754
Touchstone Moderate ETF (AdvantEdge ™)	968,661	1	968,662	11.22	86,331
Touchstone Moderate ETF (AnnuiChoice II ™)	820,863	—	820,863	11.26	72,891
Touchstone Moderate ETF (AnnuiChoice ™)	391,626	(2)	391,624	13.39	29,256
Touchstone Moderate ETF (GrandMaster flex3 ™)	998,859	—	998,859	12.79	78,070
Touchstone Moderate ETF (Grandmaster ™)	144,671	(2)	144,669	13.01	11,123
Touchstone Moderate ETF (IQ Annuity ™)	1,493,193	2	1,493,195	12.90	115,752
Touchstone Moderate ETF (Pinnacle ™)	600,658	1	600,659	13.01	46,181
Touchstone Moderate ETF (Pinnacle IV ™)	4,095,016	—	4,095,016	12.90	317,436
Touchstone Moderate ETF (Pinnacle Plus II Reduced M&E ™)*	12,590	—	12,590	13.04	966
Touchstone Moderate ETF (Pinnacle Plus ™)	2,057,818	—	2,057,818	12.67	162,437
Touchstone Moderate ETF (Pinnacle V ™)	1,687,068	1	1,687,069	11.05	152,682
Touchstone Money Market (AdvantEdge ™)	786,543	—	786,543	9.58	82,137
Touchstone Money Market (AnnuiChoice II ™)	319,272	—	319,272	9.64	33,125
Touchstone Money Market (AnnuiChoice ™)	522,217	—	522,217	11.09	47,069
Touchstone Money Market (GrandMaster flex3™)	449,599	(1)	449,598	10.37	43,359
Touchstone Money Market (Grandmaster ™)	2,300,828	—	2,300,828	10.60	217,102
Touchstone Money Market (IQ3 ™)	1,442,849	(1)	1,442,848	10.59	136,281
Touchstone Money Market (Pinnacle ™)	2,312,122	(1)	2,312,121	10.60	218,194
Touchstone Money Market (Pinnacle IV ™)	4,270,600	(1)	4,270,599	10.48	407,386
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	28,341	(2)	28,339	10.62	2,669
Touchstone Money Market (Pinnacle Plus Reduced M&E ™)	2,456	—	2,456	9.75	252
Touchstone Money Market (Pinnacle Plus ™)	913,789	2	913,791	9.45	96,670
Touchstone Money Market (Pinnacle V ™)	1,213,282	(2)	1,213,280	9.50	127,777
Touchstone Third Avenue Value (AdvantEdge ™)	306,001	—	306,001	9.66	31,672
Touchstone Third Avenue Value (AnnuiChoice II ™)	324,568	(2)	324,566	9.96	32,589
Touchstone Third Avenue Value (AnnuiChoice ™)	411,729	—	411,729	17.14	24,021
Touchstone Third Avenue Value (GrandMaster flex3 ™)	690,709	(1)	690,708	16.40	42,116
Touchstone Third Avenue Value (Grandmaster ™)	808,320	1	808,321	14.47	55,864
Touchstone Third Avenue Value (IQ Annuity ™)	1,389,985	(2)	1,389,983	16.16	86,037
Touchstone Third Avenue Value (Pinnacle ™)	2,816,667	15,967	2,832,634	49.70	56,669
Touchstone Third Avenue Value (Pinnacle IV ™)	3,668,524	1	3,668,525	16.80	218,320
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	62,801	(1)	62,800	49.81	1,261
Touchstone Third Avenue Value (Pinnacle Plus ™)	885,762	(1)	885,761	17.18	51,550
Touchstone Third Avenue Value (Pinnacle V ™)	938,729	(1)	938,728	8.25	113,814
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	1,106,255	1	1,106,256	11.53	95,947
Fidelity VIP Overseas (Pinnacle ™)	138,592	(1)	138,591	7.96	17,411
Fidelity VIP Overseas (Pinnacle IV ™)	201,560	1	201,561	7.91	25,468
Fidelity VIP Equity-Income (Grandmaster ™)	8,049,308	(1)	8,049,307	58.26	138,172
Fidelity VIP Equity-Income (Pinnacle ™)	1,269,088	12,146	1,281,234	16.51	76,856

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Initial Class (continued):
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	$10,519	$(1)	$10,518	$16.55	636
Fidelity VIP Growth (Grandmaster ™)	4,393,784	—	4,393,784	67.33	65,254
Fidelity VIP High Income (Grandmaster ™)	3,351,388	1	3,351,389	24.19	138,536
Fidelity VIP II Asset Manager (Grandmaster ™)	3,816,317	1	3,816,318	41.35	92,302
Fidelity VIP II Contrafund (Grandmaster ™)	10,243,066	1	10,243,067	45.12	227,041
Fidelity VIP II Contrafund (Pinnacle ™)	5,465,644	—	5,465,644	22.92	238,486
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	29,654	(1)	29,653	22.97	1,291
Fidelity VIP II Index 500 (Grandmaster ™)	3,488,264	1	3,488,265	35.13	99,303
Fidelity VIP II Index 500 (IQ3 ™)	18,522	(1)	18,521	35.13	527
Fidelity VIP II Index 500 (Pinnacle ™)	2,247,273	9,983	2,257,256	10.00	224,707
Fidelity VIP II Index 500 (Pinnacle IV ™)	63,647	1	63,648	9.94	6,401
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	17,721	2	17,723	10.02	1,768
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	1,089,243	(1)	1,089,242	13.03	83,619
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	1,682,050	1	1,682,051	12.95	129,873
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	4,626	—	4,626	13.06	354
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	41,093	(1)	41,092	13.29	3,092
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	57,983	(1)	57,982	12.88	4,503
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	1,404,976	1	1,404,977	34.75	40,432
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	129,857	1	129,858	12.95	10,027
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	193,128	(1)	193,127	12.79	15,102
Fidelity VIP III Balanced (Grandmaster ™)	1,676,667	2	1,676,669	18.78	89,286
Fidelity VIP Overseas (AnnuiChoice ™)	1,398	—	1,398	8.12	172
Fidelity VIP Overseas (Grandmaster flex3 ™)	40,138	1	40,139	7.87	5,101
Fidelity VIP Overseas (Grandmaster ™)	1,733,305	—	1,733,305	31.25	55,471
Fidelity VIP Overseas (IQ Annuity ™)	15,319	(1)	15,318	7.91	1,936
Fidelity VIP Overseas (Pinnacle Plus ™)	71,289	1	71,290	7.81	9,123
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	414,666	2	414,668	9.88	41,983
Fidelity VIP III Mid Cap (Grandmaster ™)	1,348,091	—	1,348,091	37.40	36,048
Fidelity VIP III Mid Cap (Pinnacle ™)	2,598,888	(2)	2,598,886	38.40	67,683
Fidelity VIP III Mid Cap (Pinnacle Plus II Reduced M&E ™)*	5,451	(1)	5,450	38.48	142
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	293,380	(2)	293,378	13.74	21,345
Fidelity VIP Asset Manager (AdvantEdge ™)	75,106	(3)	75,103	10.88	6,906
Fidelity VIP Asset Manager (AnnuiChoice II ™)	159,787	1	159,788	12.78	12,500
Fidelity VIP Asset Manager (AnnuiChoice ™)	87,285	(1)	87,284	14.93	5,847
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	20,747	(1)	20,746	13.32	1,558
Fidelity VIP Asset Manager (Pinnacle ™)	1,021	—	1,021	13.55	75
Fidelity VIP Asset Manager (Pinnacle IV ™)	222,676	1	222,677	13.44	16,574
Fidelity VIP Asset Manager (Pinnacle Plus ™)	99,012	—	99,012	13.78	7,184
Fidelity VIP Asset Manager (Pinnacle V ™)	162,811	—	162,811	11.24	14,482
Fidelity VIP Balanced (AdvantEdge ™)	380,390	—	380,390	11.55	32,941
Fidelity VIP Balanced (AnnuiChoice II ™)	170,194	—	170,194	12.71	13,393
Fidelity VIP Balanced (AnnuiChoice ™)	253,054	(1)	253,053	15.47	16,355
Fidelity VIP Balanced (GrandMaster flex3 ™)	212,851	(2)	212,849	15.45	13,773
Fidelity VIP Balanced (Grandmaster ™)	413,468	(1)	413,467	14.27	28,972
Fidelity VIP Balanced (IQ3 ™)	284,690	—	284,690	13.81	20,609
Fidelity VIP Balanced (Pinnacle ™)	330,062	—	330,062	14.27	23,128
Fidelity VIP Balanced (Pinnacle IV ™)	1,372,888	1	1,372,889	15.61	87,962
Fidelity VIP Balanced (Pinnacle Plus ™)	460,763	1	460,764	14.26	32,317
Fidelity VIP Balanced (Pinnacle V ™)	1,028,355	—	1,028,355	10.88	94,521
Fidelity VIP Contrafund (AdvantEdge ™)	1,621,191	1	1,621,192	10.49	154,586
Fidelity VIP Contrafund (AnnuiChoice II ™)	544,846	1	544,847	12.02	45,312
Fidelity VIP Contrafund (AnnuiChoice ™)	1,087,214	—	1,087,214	18.62	58,396
Fidelity VIP Contrafund (GrandMaster flex3 ™)	791,741	(1)	791,740	17.51	45,205
Fidelity VIP Contrafund (IQ Advisor Standard ™)	7,031	1	7,032	16.78	419
Fidelity VIP Contrafund (IQ3 ™)	1,475,453	—	1,475,453	15.95	92,498
Fidelity VIP Contrafund (Pinnacle IV ™)	7,003,925	2	7,003,927	18.27	383,336
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	34,085	1	34,086	11.90	2,864
Fidelity VIP Contrafund (Pinnacle Plus ™)	2,356,224	—	2,356,224	17.43	135,207
Fidelity VIP Contrafund (Pinnacle V ™)	5,491,572	(1)	5,491,571	10.22	537,552
Fidelity VIP Disciplined Small Cap (Advantedge™)	5,954	1	5,955	11.94	499
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	754	(1)	753	10.00	75
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	27,157	(1)	27,156	10.09	2,691
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	13,986	(1)	13,985	9.89	1,414
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	63,742	(1)	63,741	9.83	6,483
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	114,209	—	114,209	9.89	11,548
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	78,656	(1)	78,655	9.83	7,999

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	$158,640	$(2)	$158,638	$9.71	16,340
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	79,628	1	79,629	9.84	8,091
Fidelity VIP Equity-Income (AnnuiChoice II ™)	303,999	—	303,999	10.44	29,124
Fidelity VIP Equity-Income (AdvantEdge ™)	147,156	(1)	147,155	10.01	14,697
Fidelity VIP Equity-Income (AnnuiChoice ™)	278,575	—	278,575	13.71	20,321
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	152,717	1	152,718	13.74	11,115
Fidelity VIP Equity-Income (IQ3 ™)	389,840	1	389,841	12.33	31,622
Fidelity VIP Equity-Income (Pinnacle IV ™)	1,494,735	2	1,494,737	13.76	108,639
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	28,392	(1)	28,391	12.49	2,274
Fidelity VIP Equity-Income (Pinnacle Plus ™)	918,654	—	918,654	14.00	65,596
Fidelity VIP Equity-Income (Pinnacle V ™)	831,623	(1)	831,622	8.51	97,676
Fidelity VIP Freedom 2010 (Advantedge ™)	56,040	1	56,041	11.17	5,015
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	11,385	1	11,386	10.96	1,039
Fidelity VIP Freedom 2010 (GrandMaster ™)	14,403	1	14,404	11.09	1,299
Fidelity VIP Freedom 2010 (Pinnacle ™)	86,833	(1)	86,832	11.09	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	867,776	(1)	867,775	11.03	78,697
Fidelity VIP Freedom 2010 (Pinnacle V ™)	886,594	(1)	886,593	10.88	81,465
Fidelity VIP Freedom 2015 (AdvantEdge ™)	112,800	(1)	112,799	11.08	10,184
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	18,194	2	18,196	11.05	1,646
Fidelity VIP Freedom 2015 (GrandMaster flex3 ™)	6,805	—	6,805	10.80	630
Fidelity VIP Freedom 2015 (GrandMaster ™)	101,474	(1)	101,473	10.93	9,288
Fidelity VIP Freedom 2015 (IQ Annuity ™)	74,839	—	74,839	10.86	6,890
Fidelity VIP Freedom 2015 (Pinnacle ™)	3,332	—	3,332	10.93	305
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	447,364	—	447,364	10.86	41,183
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	83,174	(2)	83,172	10.73	7,755
Fidelity VIP Freedom 2015 (Pinnacle V ™)	671,759	2	671,761	10.71	62,742
Fidelity VIP Freedom 2020 (AdvantEdge ™)	4,280	(1)	4,279	10.82	395
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	34,870	1	34,871	10.69	3,261
Fidelity VIP Freedom 2020 (GrandMaster ™)	175,067	—	175,067	10.57	16,564
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	367,054	—	367,054	10.51	34,930
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	5,552	(1)	5,551	10.57	525
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	50,304	—	50,304	10.38	4,848
Fidelity VIP Freedom 2020 (Pinnacle V ™)	236,651	(2)	236,649	10.34	22,897
Fidelity VIP Freedom 2025 (Advantedge™)	4,284	2	4,286	10.86	394
Fidelity VIP Freedom 2025 (GrandMaster ™)	169,088	1	169,089	10.57	15,996
Fidelity VIP Freedom 2025 (Pinnacle ™)	5,552	—	5,552	10.57	525
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	5,397	(1)	5,396	10.51	513
Fidelity VIP Freedom 2025 (Pinnacle V ™)	173,004	(1)	173,003	10.33	16,748
Fidelity VIP Freedom 2030 (Grandmaster ™)	236,817	—	236,817	10.09	23,459
Fidelity VIP Freedom 2030 (Pinnacle ™)	7,776	1	7,777	10.09	770
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	3,649	—	3,649	10.04	364
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	2,877	—	2,877	9.91	290
Fidelity VIP Freedom 2030 (Pinnacle V ™)	118,592	—	118,592	9.85	12,044
Fidelity VIP Growth (AnnuiChoice II ™)	260,255	—	260,255	11.90	21,867
Fidelity VIP Growth (GrandMaster ™)	382,628	—	382,628	10.45	36,616
Fidelity VIP Growth (AdvantEdge ™)	95,469	(2)	95,467	9.78	9,766
Fidelity VIP Growth (AnnuiChoice ™)	101,421	1	101,422	11.61	8,734
Fidelity VIP Growth (GrandMaster flex3 ™)	66,478	—	66,478	13.16	5,051
Fidelity VIP Growth (IQ3 ™)	116,368	1	116,369	8.71	13,361
Fidelity VIP Growth (Pinnacle ™)	83,076	(2)	83,074	10.45	7,950
Fidelity VIP Growth (Pinnacle IV ™)	600,492	(2)	600,490	11.87	50,591
Fidelity VIP Growth (Pinnacle Plus ™)	1,423,835	1	1,423,836	13.28	107,193
Fidelity VIP Growth (Pinnacle V ™)	515,508	(1)	515,507	10.21	50,477
Fidelity VIP High Income (AdvantEdge ™)	702,958	1	702,959	13.74	51,159
Fidelity VIP High Income (AnnuiChoice II ™)	80,558	(1)	80,557	14.49	5,558
Fidelity VIP High Income (AnnuiChoice ™)	200,989	(2)	200,987	20.68	9,720
Fidelity VIP High Income (GrandMaster flex3 ™)	1,720,998	1	1,720,999	18.33	93,866
Fidelity VIP High Income (IQ3 ™)	6,866,400	3	6,866,403	16.47	417,019
Fidelity VIP High Income (Pinnacle ™)	49,561	—	49,561	16.21	3,058
Fidelity VIP High Income (Pinnacle IV ™)	645,119	(2)	645,117	18.52	34,841
Fidelity VIP High Income (Pinnacle Plus ™)	1,492,328	—	1,492,328	16.88	88,404
Fidelity VIP High Income (Pinnacle V ™)	397,496	1	397,497	12.99	30,596
Fidelity VIP II Index 500 (Pinnacle ™)	758,789	(2)	758,787	9.86	76,956
Fidelity VIP II Index 500 (Pinnacle IV ™)	2,692,585	(2)	2,692,583	9.80	274,658
Fidelity VIP II Index 500 (Pinnacle V ™)	1,909,947	—	1,909,947	9.56	199,787
Fidelity VIP Index 500 (AdvantEdge ™)	596,315	(1)	596,314	10.73	55,594
Fidelity VIP Index 500 (AnnuiChoice II ™)	454,757	1	454,758	9.97	45,593
Fidelity VIP Index 500 (AnnuiChoice ™)	472,922	—	472,922	12.66	37,360
Fidelity VIP Index 500 (Grandmaster flex3 ™)	324,366	3	324,369	9.75	33,279

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster ™)	$1,805,811	$1	$1,805,812	$9.86	183,145
Fidelity VIP Index 500 (IQ3 ™)	546,910	2	546,912	11.02	49,624
Fidelity VIP Index 500 (Pinnacle Plus ™)	2,318,729	(1)	2,318,728	14.26	162,585
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	551,994	2	551,996	12.52	44,102
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	351,365	(1)	351,364	13.36	26,293
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	239,693	—	239,693	16.54	14,496
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,225,884	—	1,225,884	13.62	89,988
Fidelity VIP Investment Grade Bond (GrandMaster ™)	540,277	—	540,277	12.84	42,075
Fidelity VIP Investment Grade Bond (IQ3 ™)	637,516	—	637,516	15.97	39,912
Fidelity VIP Investment Grade Bond (Pinnacle ™)	236,107	—	236,107	13.86	17,030
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	2,126,622	(1)	2,126,621	13.74	154,740
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	31,807	—	31,807	13.90	2,289
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	2,023,721	1	2,023,722	13.41	150,858
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	3,948,814	(2)	3,948,812	12.74	310,035
Fidelity VIP Mid Cap (AdvantEdge ™)	719,782	(1)	719,781	11.01	65,354
Fidelity VIP Mid Cap (AnnuiChoice II ™)	430,838	(1)	430,837	12.51	34,436
Fidelity VIP Mid Cap (AnnuiChoice ™)	376,741	1	376,742	24.42	15,431
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	323,413	1	323,414	22.29	14,506
Fidelity VIP Mid Cap (Grandmaster ™)	294,930	1	294,931	18.62	15,836
Fidelity VIP Mid Cap (IQ Annuity ™)	829,942	1	829,943	22.51	36,875
Fidelity VIP Mid Cap (Pinnacle ™)	366,492	1	366,493	10.88	33,685
Fidelity VIP Mid Cap (Pinnacle IV ™)	2,083,083	—	2,083,083	22.90	90,979
Fidelity VIP Mid Cap (Pinnacle Plus II Reduced M&E ™)*	1,589	—	1,589	10.90	146
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E ™)	44,789	1	44,790	10.36	4,324
Fidelity VIP Mid Cap (Pinnacle Plus ™)	1,138,937	(2)	1,138,935	22.16	51,407
Fidelity VIP Mid Cap (Pinnacle V ™)	1,657,126	—	1,657,126	10.67	155,303
Fidelity VIP Overseas (AdvantEdge ™)	358,240	—	358,240	8.03	44,598
Fidelity VIP Overseas (AnnuiChoice II ™)	174,635	(2)	174,633	9.47	18,445
Fidelity VIP Overseas (AnnuiChoice ™)	139,538	(3)	139,535	14.34	9,733
Fidelity VIP Overseas (GrandMaster flex3 ™)	119,826	2	119,828	12.68	9,447
Fidelity VIP Overseas (GrandMaster ™)	182,461	—	182,461	7.84	23,260
Fidelity VIP Overseas (IQ3 ™)	351,876	—	351,876	10.96	32,101
Fidelity VIP Overseas (Pinnacle ™)	365,023	—	365,023	12.91	28,276
Fidelity VIP Overseas (Pinnacle IV ™)	709,242	(2)	709,240	12.80	55,426
Fidelity VIP Overseas (Pinnacle Plus ™)	335,414	—	335,414	15.54	21,582
Fidelity VIP Overseas (Pinnacle V ™)	686,179	1	686,180	7.62	89,995
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	2,271,969	10,177	2,282,146	15.27	148,796
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	6,818	1	6,819	15.30	446
Franklin Income Securities (Pinnacle ™)	5,795,443	17,330	5,812,773	20.14	287,707
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	230,299	—	230,299	20.19	11,408
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	1,366	2	1,368	19.40	70
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	94,063	(1)	94,062	19.01	4,949
JP Morgan IT Mid Cap Value (Grandmaster ™)	60,074	(1)	60,073	19.15	3,137
JP Morgan IT Mid Cap Value (IQ3 ™)	41,261	—	41,261	19.08	2,163
JP Morgan IT Mid Cap Value (Pinnacle ™)	91,829	(3)	91,826	19.15	4,795
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	570,433	1	570,434	19.08	29,899
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	246,873	—	246,873	18.92	13,047
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	11,348	2	11,350	25.90	438
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	1,518	—	1,518	25.25	60
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	293,808	(1)	293,807	31.52	9,321
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	233,190	1	233,191	25.59	9,112
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	15,446	(1)	15,445	31.59	489
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	4,481	1	4,482	11.16	401
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	30,502	(1)	30,501	26.42	1,154
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	116,150	(2)	116,148	24.80	4,683
Van Kampen UIF U.S. Real Estate (IQ3 ™)	80,279	(1)	80,278	25.05	3,204
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	639,777	2	639,779	33.45	19,124
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,337,986	1	1,337,987	26.84	49,842
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	307,147	(1)	307,146	19.04	16,135
Franklin Growth and Income Securities (AdvantEdge ™)	126,119	—	126,119	10.64	11,850
Franklin Growth and Income Securities (AnnuiChoice II ™)	125,723	(2)	125,721	10.73	11,720
Franklin Growth and Income Securities (AnnuiChoice ™)	914,465	1	914,466	15.43	59,278
Franklin Growth and Income Securities (GrandMaster flex3 ™)	475,252	(1)	475,251	14.59	32,569
Franklin Growth and Income Securities (Grandmaster ™)	777,032	(1)	777,031	14.89	52,182
Franklin Growth and Income Securities (IQ Annuity ™)	719,385	2	719,387	14.74	48,803
Franklin Growth and Income Securities (Pinnacle ™)	721,195	—	721,195	9.24	78,068
Franklin Growth and Income Securities (Pinnacle IV ™)	2,386,753	1	2,386,754	14.74	161,914

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	$787	$—	$787	$9.26	85
Franklin Growth and Income Securities (Pinnacle Plus ™)	643,991	2	643,993	13.82	46,601
Franklin Growth and Income Securities (Pinnacle V ™)	844,653	—	844,653	8.93	94,604
Franklin Income Securities (AdvantEdge ™)	214,171	(1)	214,170	11.91	17,984
Franklin Income Securities (AnnuiChoice II ™)	393,680	1	393,681	12.77	30,831
Franklin Income Securities (AnnuiChoice ™)	254,622	(1)	254,621	20.35	12,511
Franklin Income Securities (GrandMaster flex3 ™)	1,439,896	(2)	1,439,894	19.25	74,794
Franklin Income Securities (Grandmaster ™)	1,219,746	(1)	1,219,745	19.65	62,089
Franklin Income Securities (IQ Annuity ™)	1,094,970	(1)	1,094,969	19.45	56,305
Franklin Income Securities (Pinnacle IV ™)	3,773,157	(1)	3,773,156	19.45	194,016
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	13,540	—	13,540	11.58	1,169
Franklin Income Securities (Pinnacle Plus ™)	995,960	2	995,962	16.91	58,887
Franklin Income Securities (Pinnacle V ™)	3,022,146	1	3,022,147	10.96	275,770
Franklin Large Cap Growth Securities (AdvantEdge ™)	157,728	(3)	157,725	10.43	15,120
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	128,933	1	128,934	11.24	11,467
Franklin Large Cap Growth Securities (AnnuiChoice ™)	43,908	(3)	43,905	14.78	2,971
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	10,826	1	10,827	13.98	774
Franklin Large Cap Growth Securities (Grandmaster ™)	38,276	(2)	38,274	14.27	2,683
Franklin Large Cap Growth Securities (IQ Annuity ™)	146,315	(1)	146,314	14.12	10,360
Franklin Large Cap Growth Securities (Pinnacle ™)	139,279	4	139,283	14.27	9,763
Franklin Large Cap Growth Securities (Pinnacle IV ™)	726,342	1	726,343	14.12	51,429
Franklin Large Cap Growth Securities (Pinnacle Plus II Reduced M&E ™)*	5,001	(2)	4,999	14.30	350
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	227,446	1	227,447	12.61	18,035
Franklin Large Cap Growth Securities (Pinnacle V ™)	778,023	1	778,024	9.29	83,726
Franklin Mutual Shares Securities (AdvantEdge ™)	1,358,759	1	1,358,760	9.86	137,745
Franklin Mutual Shares Securities (AnnuiChoice II ™)	184,878	3	184,881	10.39	17,793
Franklin Mutual Shares Securities (AnnuiChoice ™)	337,882	2	337,884	16.94	19,946
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	812,458	—	812,458	16.02	50,703
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	13,050	—	13,050	14.26	915
Franklin Mutual Shares Securities (IQ Annuity ™)	307,512	(1)	307,511	16.19	18,998
Franklin Mutual Shares Securities (Pinnacle ™)	792,010	(1)	792,009	16.35	48,436
Franklin Mutual Shares Securities (Pinnacle IV ™)	1,790,714	—	1,790,714	16.19	110,626
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	787	1	788	16.39	48
Franklin Mutual Shares Securities (Pinnacle Plus ™)	675,865	1	675,866	14.56	46,404
Franklin Mutual Shares Securities (Pinnacle V ™)	2,667,002	2	2,667,004	8.68	307,208
Franklin Mutual Shares Securities(Grandmaster ™)	1,157,389	—	1,157,389	16.35	70,782
Franklin Small Cap Value Securities (AdvantEdge ™)	90,091	—	90,091	12.18	7,398
Franklin Small Cap Value Securities (Annuichoice II ™)	32,757	1	32,758	10.61	3,087
Franklin Small Cap Value Securities (Annuichoice ™)	115,026	—	115,026	10.70	10,748
Franklin Small Cap Value Securities (Grandmaster ™)	685,527	—	685,527	10.49	65,361
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	72,203	1	72,204	10.37	6,964
Franklin Small Cap Value Securities (IQ Annuuity ™)	125,111	(1)	125,110	10.43	11,998
Franklin Small Cap Value Securities (Pinnacle Plus ™)	246,759	—	246,759	10.30	23,966
Franklin Small Cap Value Securities Fund (Pinnacle ™)	329,722	1	329,723	10.49	31,437
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	788,169	(1)	788,168	10.43	75,581
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	338,709	(3)	338,706	10.34	32,749
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	11,556	—	11,556	11.02	1,048
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	8,750	—	8,750	12.55	697
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	6,010	(2)	6,008	16.16	372
Invesco Van Kampen VI American Franchise (Grandmaster ™)	15,933	(1)	15,932	15.60	1,022
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	42,176	—	42,176	13.39	3,150
Invesco Van Kampen VI Comstock (AdvantEdge ™)	73,606	—	73,606	10.77	6,837
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	22,407	(2)	22,405	10.94	2,048
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	22,828	1	22,829	17.43	1,310
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	96,971	(1)	96,970	16.49	5,882
Invesco Van Kampen VI Comstock (Grandmaster ™)	53,807	—	53,807	16.82	3,198
Invesco Van Kampen VI Comstock (IQ Annuity ™)	18,192	1	18,193	16.66	1,092
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E ™)	7,397	—	7,397	12.10	611
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	133,567	—	133,567	14.92	8,951
Invesco Van Kampen VI American Value (AdvantEdge ™)	384,029	—	384,029	11.46	33,517
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	69,096	—	69,096	11.70	5,903
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	19,454	—	19,454	11.48	1,694
Invesco Van Kampen VI American Value (IQ Annuity ™)	17,783	(1)	17,782	11.54	1,541
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	1,371,480	2	1,371,482	11.42	120,100
Invesco Van Kampen VI American Franchise (Pinnacle ™)	16,327	(1)	16,326	15.60	1,047
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	144,601	1	144,602	15.44	9,366
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	91,184	—	91,184	10.61	8,591
Invesco Van Kampen VI Comstock (Pinnacle ™)	121,361	—	121,361	16.82	7,213
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	410,475	(1)	410,474	16.66	24,645

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Pinnacle Plus II Reduced M&E ™)*	$1,887	$—	$1,887	$16.86	112
Invesco Van Kampen VI Comstock (Pinnacle V ™)	199,979	1	199,980	9.17	21,800
Invesco Van Kampen VI International Growth Class II (Advantedge™)	9,621	(1)	9,620	9.53	1,009
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	37,579	(1)	37,578	9.57	3,925
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	65,614	—	65,614	9.56	6,865
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	160,979	—	160,979	9.54	16,872
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	243,356	(1)	243,355	11.48	21,189
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	2,855	—	2,855	11.59	246
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	8,300	—	8,300	11.54	719
Templeton Foreign Securities (Pinnacle ™)	366,928	(1)	366,927	19.23	19,081
Templeton Foreign Securities (Pinnacle IV ™)	1,297,105	(2)	1,297,103	19.04	68,136
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	2,023	—	2,023	19.27	105
Templeton Foreign Securities (Pinnacle V ™)	1,233,231	2	1,233,233	9.08	135,861
Templeton Foreign Securities Fund (AnnuiChoice II ™)	156,394	(1)	156,393	11.05	14,151
Templeton Foreign Securities Fund (AnnuiChoice ™)	68,577	(1)	68,576	19.92	3,442
Templeton Foriegn Securities Fund (AdvantEdge ™)	374,711	2	374,713	9.55	39,217
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	268,628	1	268,629	18.84	14,255
Templeton Foriegn Securities Fund (Grandmaster ™)	116,414	2	116,416	19.23	6,054
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	617,144	1	617,145	17.31	35,648
Templeton Growth Securities (AdvantEdge ™)	81,331	(1)	81,330	9.39	8,665
Templeton Growth Securities (AnnuiChoice II ™)	67,345	(1)	67,344	9.62	6,998
Templeton Growth Securities (AnnuiChoice ™)	5,409	1	5,410	16.52	327
Templeton Growth Securities (GrandMaster flex3 ™)	453,484	—	453,484	15.63	29,017
Templeton Growth Securities (Grandmaster ™)	93,037	1	93,038	15.95	5,834
Templeton Growth Securities (IQ Advisor Standard ™)	6,103	—	6,103	13.35	457
Templeton Growth Securities (IQ Annuity ™)	744,566	—	744,566	15.79	47,164
Templeton Growth Securities (Pinnacle ™)	348,086	—	348,086	15.95	21,827
Templeton Growth Securities (Pinnacle IV ™)	856,347	2	856,349	15.79	54,243
Templeton Growth Securities (Pinnacle Plus II Reduced M&E ™)*	9,119	1	9,120	15.98	571
Templeton Growth Securities (Pinnacle Plus ™)	217,881	2	217,883	14.28	15,254
Templeton Growth Securities (Pinnacle V ™)	798,562	2	798,564	8.06	99,054
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	175,633	(2)	175,631	14.16	12,404
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	90,688	1	90,689	14.71	6,166
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	103,888	(2)	103,886	14.84	7,003
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	180,730	1	180,731	14.37	12,574
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	18,779	—	18,779	24.48	767
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	192,552	2	192,554	24.24	7,945
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	235,707	—	235,707	14.46	16,304
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	1,960,993	—	1,960,993	20.93	93,708
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	457,893	1	457,894	14.29	32,034
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	407,667	1	407,668	8.66	47,081
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	39,805	1	39,806	13.47	2,954
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	149,250	1	149,251	35.86	4,162
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	232,751	(2)	232,749	33.92	6,862
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	579,534	—	579,534	34.61	16,743
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	366,918	—	366,918	34.26	10,709
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	377,768	(1)	377,767	34.61	10,914
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	1,523,294	(2)	1,523,292	34.26	44,456
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	858,435	(1)	858,434	29.43	29,166
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	1,023,980	2	1,023,982	9.85	103,931
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	1,637,163	1	1,637,164	22.55	72,602
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	275,518	(1)	275,517	11.72	23,507
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	147,251	—	147,251	9.17	16,062
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	45,059	(1)	45,058	9.25	4,873
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	74,834	(1)	74,833	8.96	8,354
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	93,588	2	93,590	27.00	3,466
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	160,938	2	160,940	26.73	6,020
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	810,079	(3)	810,076	9.01	89,907
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	853,852	(1)	853,851	9.58	89,167
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	117,111	2	117,113	9.42	12,439
BlackRock Capital Appreciation VI (AnnuiChoice II™)	6,296	(1)	6,295	9.49	664
BlackRock Capital Appreciation VI (Annuichoice™)	8,291	—	8,291	9.51	872
BlackRock Capital Appreciation VI (Grandmaster flex3 ™)	6,540	1	6,541	9.42	694
BlackRock Capital Appreciation VI Class III (Grandmaster™)	963	—	963	9.46	102
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	14,843	—	14,843	9.46	1,570
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	22,743	—	22,743	9.44	2,409
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	116,745	(2)	116,743	9.42	12,389
BlackRock Global Allocation VI (Advantedge™)	606,569	(1)	606,568	9.65	62,829

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (AnnuiChoice II™)	$71,237	$(2)	$71,235	$9.73	7,323
BlackRock Global Allocation VI (Annuichoice™)	30,958	2	30,960	9.75	3,174
BlackRock Global Allocation VI (Grandmaster flex3 ™)	56,889	—	56,889	9.66	5,888
BlackRock Global Allocation VI (Grandmaster™)	43,472	1	43,473	9.70	4,484
BlackRock Global Allocation VI Class III (Pinnacle ™)	24,195	1	24,196	9.70	2,495
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	7,434	(1)	7,433	9.68	768
BlackRock Global Allocation VI Class III (Pinnacle V ™)	91,316	(1)	91,315	9.66	9,451
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	625,651	—	625,651	17.85	35,049
DWS Small Cap Index VIP (Pinnacle IV ™)	31,479	(2)	31,477	17.45	1,804
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	2,208	—	2,208	17.89	123
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	4,907	—	4,907	9.67	508
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	9,840	—	9,840	9.68	1,017
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	466	—	466	9.71	48
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	28,779	(1)	28,778	9.71	2,964
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	19,723	—	19,723	9.69	2,035
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	101,320	—	101,320	9.66	10,493
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	44,732	(1)	44,731	9.68	4,623
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	251,789	(1)	251,788	15.72	16,012
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	18,180	(1)	18,179	15.99	1,137
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	2,276	—	2,276	15.75	144
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	23,636	1	23,637	15.87	1,489
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	95,495	—	95,495	15.68	6,089
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	4,151	(2)	4,149	15.87	262
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	6,189	1	6,190	15.81	391
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	89,713	(1)	89,712	15.75	5,695
DWS Small Cap Index (AdvantEdge ™)	2,149	1	2,150	11.79	182
DWS Small Cap Index (AnnuiChoice II ™)	30,781	1	30,782	11.51	2,675
DWS Small Cap Index (AnnuiChoice ™)	36,487	—	36,487	16.47	2,216
DWS Small Cap Index (GrandMaster flex3 ™)	67,569	(1)	67,568	16.73	4,038
DWS Small Cap Index (Grandmaster ™)	23,561	(2)	23,559	14.31	1,646
DWS Small Cap Index (IQ3 ™)	78,766	(2)	78,764	15.56	5,062
DWS Small Cap Index (Pinnacle Plus ™)	329,517	—	329,517	16.09	20,484
DWS Small Cap Index VIP (Pinnacle IV ™)	277,785	1	277,786	15.56	17,852
DWS Small Cap Index VIP (Pinnacle V ™)	111,201	1	111,202	9.90	11,235
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	379,635	1	379,636	12.46	30,459
Pimco VIT All Asset (IQ Annuity ™)	174,496	(1)	174,495	12.46	14,008
Pimco VIT All Asset (Pinnacle ™)	90,309	—	90,309	12.52	7,215
Pimco VIT All Asset (AnnuiChoice II ™)	471,047	(1)	471,046	12.74	36,965
Pimco VIT All Asset (AnnuiChoice ™)	49,731	(1)	49,730	12.72	3,908
Pimco VIT All Asset (GrandMaster flex3 ™)	261,065	—	261,065	12.40	21,057
Pimco VIT All Asset (Grandmaster ™)	1,364,221	—	1,364,221	12.52	108,998
Pimco VIT All Asset (Pinnacle IV ™)	1,840,480	(1)	1,840,479	12.56	146,579
Pimco VIT All Asset (Pinnacle Plus ™)	270,792	2	270,794	12.33	21,966
Pimco VIT All Asset (Pinnacle V ™)	549,643	(1)	549,642	12.49	43,991
Pimco VIT Commodity Real Return (Pinnacle ™)	233,710	1	233,711	7.71	30,296
Pimco VIT Commodity Real Return (Pinnacle IV ™)	724,398	—	724,398	7.73	93,671
Pimco VIT Commodity Real Return (Pinnacle V ™)	1,228,487	2	1,228,489	7.70	159,639
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	497,417	—	497,417	7.68	64,798
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	151,052	(1)	151,051	7.85	19,246
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	38,732	(1)	38,731	7.84	4,938
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	231,265	(2)	231,263	7.71	29,979
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	319,908	(1)	319,907	7.68	41,667
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	83,826	—	83,826	7.64	10,970
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	414,340	—	414,340	7.60	54,533
Pimco VIT Low Duration (AnnuiChoice II ™)	111,534	—	111,534	11.76	9,483
Pimco VIT Low Duration (AnnuiChoice ™)	19,350	1	19,351	11.88	1,629
Pimco VIT Low Duration (GrandMaster flex3 ™)	187,792	—	187,792	11.57	16,226
Pimco VIT Low Duration (Grandmaster™)	66,923	1	66,924	11.68	5,728
Pimco VIT Low Duration (IQ Annuity ™)	685,843	—	685,843	11.63	58,982
Pimco VIT Low Duration (Pinnacle ™)	44,977	—	44,977	11.68	3,850
Pimco VIT Low Duration (Pinnacle IV ™)	766,824	3	766,827	11.59	66,170
Pimco VIT Low Duration (AdvantEdge ™)	524,548	—	524,548	11.50	45,600
Pimco VIT Low Duration (Pinnacle Plus ™)	423,059	—	423,059	11.51	36,764
Pimco VIT Low Duration (Pinnacle V ™)	871,505	1	871,506	11.53	75,575
Pimco VIT Real Return (Pinnacle IV ™)	934,115	(2)	934,113	13.00	71,853
Pimco VIT Real Return (AdvantEdge ™)	206,015	2	206,017	12.90	15,964

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Real Return (AnnuiChoice II ™)	$306,052	$1	$306,053	$13.19	23,197
Pimco VIT Real Return (AnnuiChoice ™)	450,765	—	450,765	13.30	33,898
Pimco VIT Real Return (GrandMaster flex3 ™)	68,764	(2)	68,762	12.96	5,307
Pimco VIT Real Return (Grandmaster ™)	241,353	—	241,353	13.08	18,453
Pimco VIT Real Return (IQ Annuity ™)	275,542	(1)	275,541	13.02	21,167
Pimco VIT Real Return (Pinnacle ™)	205,908	(1)	205,907	13.08	15,743
Pimco VIT Real Return (Pinnacle Plus ™)	2,057,803	1	2,057,804	12.88	159,735
Pimco VIT Real Return (Pinnacle V ™)	1,475,188	1	1,475,189	12.94	114,033
Pimco VIT Total Return (Pinnacle V ™)	8,353,718	2	8,353,720	13.28	629,223
Pimco VIT Total Return (AdvantEdge ™)	4,559,002	2	4,559,004	13.24	344,243
Pimco VIT Total Return (AnnuiChoice II ™)	1,214,918	1	1,214,919	13.54	89,727
Pimco VIT Total Return (AnnuiChoice ™)	383,020	1	383,021	13.44	28,493
Pimco VIT Total Return (GrandMaster flex3 ™)	663,798	2	663,800	13.10	50,682
Pimco VIT Total Return (Grandmaster ™)	1,063,240	—	1,063,240	13.22	80,415
Pimco VIT Total Return (IQ Annuity ™)	1,056,318	1	1,056,319	13.16	80,271
Pimco VIT Total Return (Pinnacle ™)	945,430	1	945,431	13.22	71,505
Pimco VIT Total Return (Pinnacle IV ™)	1,322,064	(2)	1,322,062	13.34	99,092
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	13,097	(1)	13,096	10.85	1,207
Pimco VIT Total Return (Pinnacle Plus ™)	2,470,804	2	2,470,806	13.02	189,727
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle ™)	5,676	—	5,676	6.77	839
Guggenheim VT Global Managed Future Strategy (Pinnacle IV ™)	12,668	—	12,668	6.74	1,880
Guggenheim VT Global Managed Future Strategy (Pinnacle V ™)	147,537	—	147,537	6.71	21,990
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	126,633	1	126,634	6.70	18,914
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	14,991	—	14,991	6.82	2,197
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	7,275	—	7,275	6.86	1,060
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	145	—	145	6.71	22
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)	11,857	(2)	11,855	6.77	1,753
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	51,899	1	51,900	6.68	7,774
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	136,576	1	136,577	8.53	16,009
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	99,161	1	99,162	8.72	11,368
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	204,292	1	204,293	8.66	23,580
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	35,120	—	35,120	8.44	4,161
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	99,939	—	99,939	8.52	11,728
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	75,438	(1)	75,437	8.48	8,895
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	164,606	2	164,608	8.52	19,316
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	64,041	1	64,042	8.59	7,451
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	212,570	—	212,570	8.39	25,326
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	205,162	2	205,164	8.55	23,989
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	37,385	1	37,386	8.60	4,349
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	42,795	(1)	42,794	8.79	4,870
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	426	(1)	425	8.60	49
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	1,731	—	1,731	8.38	207
Guggenheim VT U.S. Long Short Momentum (Grandmaster ™)	734	2	736	8.46	87
Guggenheim VT U.S. Long Short Momentum (Pinnacle ™)	4,963	—	4,963	8.46	587
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	12,665	1	12,666	8.66	1,463
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	49,471	—	49,471	8.33	5,936
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	40,996	(2)	40,994	8.62	4,758
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	18,525	24	18,549	27.06	684
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	36,078	—	36,078	26.62	1,355
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	197,220	—	197,220	25.44	7,753
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	10,716	—	10,716	26.95	398
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	81,948	—	81,948	26.31	3,115
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	16,868	(1)	16,867	28.65	589
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	12,844	—	12,844	25.97	494
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	67,806	—	67,806	25.73	2,635
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,737	138	6,875	28.69	235
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	33,870	—	33,870	28.22	1,200
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	51,930	(1)	51,929	28.00	1,855
iShares S&P 500 Growth Index ETF (Varoom)	22,616	13	22,629	28.67	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	129,509	(1)	129,508	28.31	4,574
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	8,442	1	8,443	28.20	299
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	43,643	(1)	43,642	27.85	1,567
iShares Core S&P 500 Index ETF (Varoom)	46,393	(2,296)	44,097	28.45	1,631
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	934,714	9	934,723	28.09	33,270
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	38,944	(1)	38,943	27.98	1,392
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	22,117	—	22,117	28.61	773
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	4,141,368	1	4,141,369	28.41	145,785

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2012

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	$164,609	$(1)	$164,608	$28.34	5,808
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	41,190	—	41,190	28.01	1,471
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	8,666	(1)	8,665	27.89	311
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	155,447	—	155,447	29.14	5,334
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	47,036	—	47,036	29.08	1,618
iShares Core S&P MidCap Index ETF (Varoom)	26,879	87	26,966	27.71	970
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	281,441	—	281,441	27.37	10,282
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	79,015	3	79,018	27.26	2,899
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	4,057	—	4,057	28.74	141
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	1,105,425	1	1,105,426	28.54	38,738
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	44,775	—	44,775	28.47	1,573
iShares Core S&P Small Cap Index ETF (Varoom)	19,235	97	19,332	27.87	690
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	141,266	1	141,267	27.52	5,132
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	37,517	1	37,518	27.41	1,369
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	2,023	(1)	2,022	28.85	70
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	555,638	1	555,639	28.65	19,396
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	23,023	1	23,024	28.58	805
iShares S&P Citigroup International Treasury Bond (Varoom)	12,668	36	12,704	26.58	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	138,504	2	138,506	26.25	5,277
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	9,393	(1)	9,392	26.14	359
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	1,989	1	1,990	26.54	75
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	542,813	(1)	542,812	26.35	20,604
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	6,806	67	6,873	28.40	240
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	239,470	(1)	239,469	27.93	8,572
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	6,669	—	6,669	27.58	242
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	222,013	(1)	222,012	27.32	8,126
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	24,061	37	24,098	23.94	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	64,219	2	64,221	23.55	2,727
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	7,152	—	7,152	28.02	255
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	22,242	1	22,243	27.76	801
Vanguard Tax-Managed International ETF (Varoom)	17,592	151	17,743	25.22	698
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	143,561	1	143,562	24.91	5,763
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	7,672	—	7,672	24.81	309
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	2,071	(1)	2,070	28.48	73
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	562,968	—	562,968	28.28	19,908
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	3,848	—	3,848	28.22	136
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	19,708	110	19,818	29.23	674
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	27,620	(1)	27,619	28.75	961
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	7,856	—	7,856	27.37	287
Vanguard Large-Cap Index ETF (Varoom)	6,964	33	6,997	28.24	247
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	108,709	—	108,709	27.78	3,914
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	99,337	1	99,338	28.32	3,507
Vanguard Mega Cap Index ETF (Varoom)	22,184	35	22,219	28.59	776
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	11,333	(1)	11,332	28.12	403
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	29,399	—	29,399	28.40	1,035
Vanguard REIT Index ETF (Varoom GLWB 2)	34,001	2	34,003	30.88	1,101
Vanguard REIT Index ETF (Varoom GLWB 3)*	6,365	(1)	6,364	30.39	209
Vanguard REIT Index ETF (Varoom GLWB 5)*	37,890	—	37,890	30.11	1,258
Vanguard Total Bond Market Index ETF (Varoom)	19,464	30	19,494	27.13	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	964,219	1	964,220	26.79	35,986
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	334,746	—	334,746	26.68	12,545
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	13,853	(1)	13,852	25.66	540
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	3,767,172	1	3,767,173	25.48	147,869
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	246,508	(1)	246,507	25.42	9,697
Vanguard VI Money Market (Varoom GLWB 3)*	25,177	(36)	25,141	9.81	2,567
Vanguard VI Money Market (Varoom GLWB 5)*	2,129	(3)	2,126	9.72	219
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	18,126	1	18,127	24.83	730

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$5,233	$4,470	$763	$(2,182)	$—	$9,586	$38,721	$29,135	$26,953	$27,716
Touchstone Aggressive ETF (AnnuiChoice ™)	3,957	3,178	779	(7,587)	—	16,596	58,312	41,716	34,129	34,908
Touchstone Aggressive ETF (AnnuiChoice II ™)	7,689	5,912	1,777	89,614	—	140,712	107,975	(32,737)	56,877	58,654
Touchstone Aggressive ETF (GrandMaster flex3 ™)	7,957	7,424	533	(7,188)	—	(16,028)	38,755	54,783	47,595	48,128
Touchstone Aggressive ETF (Grandmaster ™)	3,693	3,722	(29)	22,498	—	1,325	12,029	10,704	33,202	33,173
Touchstone Aggressive ETF (IQ Annuity ™)	8,461	7,116	1,345	10,280	—	70,200	109,078	38,878	49,158	50,503
Touchstone Aggressive ETF (Pinnacle ™)	1,924	2,066	(142)	14,350	—	6,536	9,258	2,722	17,072	16,930
Touchstone Aggressive ETF (Pinnacle IV ™)	21,252	18,857	2,395	115,515	—	250,234	268,953	18,719	134,234	136,629
Touchstone Aggressive ETF (Pinnacle Plus ™)	3,065	2,773	292	6,884	—	14,695	23,585	8,890	15,774	16,066
Touchstone Aggressive ETF (Pinnacle V ™)	9,216	8,834	382	44,262	—	64,493	78,420	13,927	58,189	58,571
Touchstone Baron Small Cap Growth (Pinnacle ™)	288,213	21,992	266,221	57,427	—	271,491	207,381	(64,110)	(6,683)	259,538
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	271,018	23,638	247,380	172,362	—	575,899	406,514	(169,385)	2,977	250,357
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	2,408	145	2,263	128	—	—	(820)	(820)	(692)	1,571
Touchstone Baron Small Cap Growth (Pinnacle V ™)	319,285	25,449	293,836	90,405	—	167,281	43,075	(124,206)	(33,801)	260,035
Touchstone Baron Small Cap Growth (AdvantEdge ™)	97,115	8,686	88,429	33,259	—	42,448	5,925	(36,523)	(3,264)	85,165
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	190,419	12,286	178,133	251,928	—	250,181	21,346	(228,835)	23,093	201,226
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	64,678	5,734	58,944	115,571	—	71,240	(10,517)	(81,757)	33,814	92,758
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	67,854	6,951	60,903	(10,858)	—	93,344	109,899	16,555	5,697	66,600
Touchstone Baron Small Cap Growth (Grandmaster ™)	17,370	1,842	15,528	23,652	—	4,310	(7,685)	(11,995)	11,657	27,185
Touchstone Baron Small Cap Growth (IQ Annuity ™)	205,908	16,752	189,156	(36,903)	—	139,792	174,424	34,632	(2,271)	186,885
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E ™)	—	—	—	(13)	—	—	—	—	(13)	(13)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	84,293	9,372	74,921	50,905	—	71,450	31,168	(40,282)	10,623	85,544
Touchstone Conservative ETF (AdvantEdge ™)	3,211	1,537	1,674	443	—	2,044	4,500	2,456	2,899	4,573
Touchstone Conservative ETF (AnnuiChoice II ™)	12,976	5,214	7,762	41,619	—	62,905	41,332	(21,573)	20,046	27,808
Touchstone Conservative ETF (AnnuiChoice ™)	442	161	281	2,559	—	1,695	417	(1,278)	1,281	1,562
Touchstone Conservative ETF (GrandMaster flex3 ™)	25,702	12,258	13,444	16,019	—	85,724	95,391	9,667	25,686	39,130
Touchstone Conservative ETF (Grandmaster ™)	8,095	3,059	5,036	1,488	—	24,136	28,914	4,778	6,266	11,302
Touchstone Conservative ETF (IQ Annuity ™)	61,933	28,178	33,755	13,862	—	139,421	188,531	49,110	62,972	96,727
Touchstone Conservative ETF (Pinnacle ™)	16,538	6,046	10,492	3,205	—	32,243	40,624	8,381	11,586	22,078
Touchstone Conservative ETF (Pinnacle IV ™)	98,115	44,998	53,117	103,354	—	355,891	355,011	(880)	102,474	155,591
Touchstone Conservative ETF (Pinnacle Plus ™)	64,090	31,490	32,600	16,404	—	120,617	162,018	41,401	57,805	90,405
Touchstone Conservative ETF Fund (Pinnacle V ™)	120,979	52,710	68,269	57,949	—	250,401	288,418	38,017	95,966	164,235
Touchstone Core Bond (AdvantEdge ™)	12,418	3,232	9,186	562	—	2,838	(47)	(2,885)	(2,323)	6,863
Touchstone Core Bond (AnnuiChoice II ™)	4,992	1,096	3,896	5,121	—	8,377	3,283	(5,094)	27	3,923
Touchstone Core Bond (AnnuiChoice ™)	16,089	4,978	11,111	38,510	—	27,618	(323)	(27,941)	10,569	21,680
Touchstone Core Bond (GrandMaster flex3 ™)	11,325	3,256	8,069	14,503	—	13,291	(1,590)	(14,881)	(378)	7,691
Touchstone Core Bond (Grandmaster ™)	23,984	9,736	14,248	67,585	—	39,240	(12,137)	(51,377)	16,208	30,456
Touchstone Core Bond (IQ Annuity ™)	8,870	2,167	6,703	3,495	—	7,455	2,640	(4,815)	(1,320)	5,383

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Core Bond (Pinnacle ™)	$9,660	$2,969	$6,691	$10,201	$—	$3,862	$(4,632)	$(8,494)	$1,707	$8,398
Touchstone Core Bond (Pinnacle IV ™)	84,724	24,366	60,358	84,051	—	53,655	(27,599)	(81,254)	2,797	63,155
Touchstone Core Bond (Pinnacle Plus II Reduced M&E ™)*	607	99	508	16	—	—	(229)	(229)	(213)	295
Touchstone Core Bond (Pinnacle Plus ™)	26,829	8,311	18,518	5,132	—	2,340	(4,275)	(6,615)	(1,483)	17,035
Touchstone Core Bond (PinnacleV ™)	70,332	17,831	52,501	42,493	—	38,227	(15,238)	(53,465)	(10,972)	41,529
Touchstone Enhanced ETF (AdvantEdge ™)	1,416	2,838	(1,422)	(6,989)	—	(7,184)	21,621	28,805	21,816	20,394
Touchstone Enhanced ETF (AnnuiChoice II ™)	1,299	1,912	(613)	4,808	—	17,446	33,333	15,887	20,695	20,082
Touchstone Enhanced ETF (AnnuiChoice ™)	3,625	4,480	(855)	1,902	—	75,142	127,771	52,629	54,531	53,676
Touchstone Enhanced ETF (GrandMaster flex3 ™)	6,309	13,041	(6,732)	22,919	—	140,716	221,989	81,273	104,192	97,460
Touchstone Enhanced ETF (Grandmaster ™)	2,052	2,838	(786)	5,246	—	36,453	58,055	21,602	26,848	26,062
Touchstone Enhanced ETF (IQ Annuity ™)	3,362	6,867	(3,505)	(64,896)	—	(33,428)	90,854	124,282	59,386	55,881
Touchstone Enhanced ETF (Pinnacle ™)	5,149	8,890	(3,741)	14,665	—	117,070	183,626	66,556	81,221	77,480
Touchstone Enhanced ETF (Pinnacle IV ™)	6,877	14,304	(7,427)	79,609	—	184,371	226,138	41,767	121,376	113,949
Touchstone Enhanced ETF (Pinnacle Plus ™)	2,598	5,368	(2,770)	2,831	—	49,129	85,557	36,428	39,259	36,489
Touchstone Enhanced ETF (Pinnacle V ™)	2,906	5,617	(2,711)	6,959	—	57,721	95,248	37,527	44,486	41,775
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	4,179	4,125	54	6,312	—	52,370	69,108	16,738	23,050	23,104
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	9,638	10,980	(1,342)	12,120	—	88,837	129,319	40,482	52,602	51,260
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	10,021	11,615	(1,594)	3,568	—	117,751	166,507	48,756	52,324	50,730
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	4,400	2,771	1,629	2,212	—	18,194	20,310	2,116	4,328	5,957
Touchstone GMAB Conservative ETF (Pinnacle V ™)	13,606	9,119	4,487	6,591	—	57,637	64,887	7,250	13,841	18,328
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	54,859	57,752	(2,893)	56,982	—	542,597	694,624	152,027	209,009	206,116
Touchstone GMAB Moderate ETF(Pinnacle V ™)	40,723	44,541	(3,818)	17,951	—	359,896	493,062	133,166	151,117	147,299
Touchstone High Yield (AdvantEdge ™)	2,142	483	1,659	20	—	(1,845)	(252)	1,593	1,613	3,272
Touchstone High Yield (AnnuiChoice II ™)	1,441	139	1,302	29	—	(36)	(57)	(21)	8	1,310
Touchstone High Yield (AnnuiChoice ™)	15,061	2,447	12,614	17,164	—	5,098	4,296	(802)	16,362	28,976
Touchstone High Yield (GrandMaster flex3 ™)	13,899	3,078	10,821	6,144	—	(2,289)	2,541	4,830	10,974	21,795
Touchstone High Yield (Grandmaster ™)	8,486	1,825	6,661	11,452	—	10,303	7,327	(2,976)	8,476	15,137
Touchstone High Yield (IQ Annuity ™)	16,349	3,253	13,096	17,916	—	36,230	30,240	(5,990)	11,926	25,022
Touchstone High Yield (Pinnacle ™)	44,198	10,479	33,719	7,722	—	(35,104)	9,207	44,311	52,033	85,752
Touchstone High Yield (Pinnacle IV ™)	144,506	32,845	111,661	148,199	—	109,780	98,998	(10,782)	137,417	249,078
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	323	42	281	13	—	—	53	53	66	347
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	—	—	—	—	—	—	—	—	—
Touchstone High Yield (Pinnacle Plus ™)	33,671	8,568	25,103	1,826	—	(31,334)	(4,289)	27,045	28,871	53,974
Touchstone High Yield (PinnacleV ™)	39,307	7,929	31,378	6,749	—	(25,720)	(5,629)	20,091	26,840	58,218
Touchstone Large Cap Core Equity (AdvantEdge ™)	1,248	1,089	159	523	—	2,195	7,802	5,607	6,130	6,289
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,007	809	198	2,509	—	1,756	5,602	3,846	6,355	6,553
Touchstone Large Cap Core Equity (AnnuiChoice ™)	656	518	138	2,653	—	2,871	5,747	2,876	5,529	5,667
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	975	1,033	(58)	4,835	—	11,510	13,303	1,793	6,628	6,570
Touchstone Large Cap Core Equity (Grandmaster ™)	2,916	5,813	(2,897)	36,316	—	(6,777)	14,004	20,781	57,097	54,200
Touchstone Large Cap Core Equity (IQ Annuity ™)	4,922	5,005	(83)	(5,329)	—	(22,684)	18,370	41,054	35,725	35,642
Touchstone Large Cap Core Equity (Pinnacle ™)	23,540	21,289	2,251	39,054	—	136,195	252,801	116,606	155,660	157,911

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle IV ™)	$16,603	$18,113	$(1,510)	$176,055	$—	$218,653	$170,437	$(48,216)	$127,839	$126,329
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	601	385	216	(23)	—	—	296	296	273	489
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	5,105	5,605	(500)	8,284	—	39,388	63,335	23,947	32,231	31,731
Touchstone Large Cap Core Equity (PinnacleV ™)	6,573	7,380	(807)	56,812	—	53,801	58,192	4,391	61,203	60,396
Touchstone Mid Cap Growth (AdvantEdge ™)	—	259	(259)	287	—	1,192	3,746	2,554	2,841	2,582
Touchstone Mid Cap Growth (AnnuiChoice II ™)	—	1,356	(1,356)	(2,552)	—	(7,962)	15,793	23,755	21,203	19,847
Touchstone Mid Cap Growth (AnnuiChoice ™)	—	1,091	(1,091)	(4,122)	—	14,875	40,833	25,958	21,836	20,745
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	—	3,350	(3,350)	(47,250)	—	(68,819)	25,823	94,642	47,392	44,042
Touchstone Mid Cap Growth (Grandmaster ™)	—	1,346	(1,346)	19,785	—	13,779	13,569	(210)	19,575	18,229
Touchstone Mid Cap Growth (IQ Annuity ™)	—	3,732	(3,732)	(10,204)	—	(7,885)	46,651	54,536	44,332	40,600
Touchstone Mid Cap Growth (Pinnacle ™)	—	4,495	(4,495)	40,980	—	2,902	13,801	10,899	51,879	47,384
Touchstone Mid Cap Growth (Pinnacle IV ™)	—	16,561	(16,561)	246,850	—	306,146	272,077	(34,069)	212,781	196,220
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	—	279	(279)	(6)	—	—	935	935	929	650
Touchstone Mid Cap Growth (Pinnacle Plus ™)	—	23,750	(23,750)	101,838	—	(11,698)	165,871	177,569	279,407	255,657
Touchstone Mid Cap Growth (PinnacleV ™)	—	2,641	(2,641)	40,639	—	19,792	17,823	(1,969)	38,670	36,029
Touchstone Moderate ETF (AdvantEdge ™)	19,071	13,118	5,953	7,259	—	29,153	79,944	50,791	58,050	64,003
Touchstone Moderate ETF (AnnuiChoice II ™)	16,137	9,316	6,821	19,313	—	95,824	136,889	41,065	60,378	67,199
Touchstone Moderate ETF (AnnuiChoice ™)	7,694	4,628	3,066	40,666	—	81,669	79,055	(2,614)	38,052	41,118
Touchstone Moderate ETF (GrandMaster flex3 ™)	19,644	17,723	1,921	930	—	98,761	184,480	85,719	86,649	88,570
Touchstone Moderate ETF (Grandmaster ™)	2,842	1,927	915	1,521	—	5,727	14,652	8,925	10,446	11,361
Touchstone Moderate ETF (IQ Annuity ™)	29,339	23,408	5,931	19,437	—	207,253	311,023	103,770	123,207	129,138
Touchstone Moderate ETF (Pinnacle ™)	11,801	8,235	3,566	6,234	—	38,961	78,559	39,598	45,832	49,398
Touchstone Moderate ETF (Pinnacle IV ™)	80,597	67,041	13,556	72,229	—	575,084	861,300	286,216	358,445	372,001
Touchstone Moderate ETF (Pinnacle Plus II Reduced M&E ™)*	247	120	127	11	—	—	269	269	280	407
Touchstone Moderate ETF (Pinnacle Plus ™)	40,659	34,674	5,985	44,983	—	358,597	465,429	106,832	151,815	157,800
Touchstone Moderate ETF (Pinnacle V ™)	33,158	26,686	6,472	59,153	—	124,156	193,684	69,528	128,681	135,153
Touchstone Money Market (AdvantEdge ™)	50	8,051	(8,001)	—	—	—	(2)	(2)	(2)	(8,003)
Touchstone Money Market (AnnuiChoice II ™)	38	4,394	(4,356)	—	—	—	(2)	(2)	(2)	(4,358)
Touchstone Money Market (AnnuiChoice ™)	73	7,428	(7,355)	—	—	—	(6)	(6)	(6)	(7,361)
Touchstone Money Market (GrandMaster flex3™)	69	10,804	(10,735)	—	—	—	(4)	(4)	(4)	(10,739)
Touchstone Money Market (Grandmaster ™)	298	40,849	(40,551)	—	—	—	(25)	(25)	(25)	(40,576)
Touchstone Money Market (IQ3 ™)	228	33,528	(33,300)	—	—	—	(11)	(11)	(11)	(33,311)
Touchstone Money Market (Pinnacle ™)	262	35,832	(35,570)	—	—	1	(21)	(22)	(22)	(35,592)
Touchstone Money Market (Pinnacle IV ™)	408	60,095	(59,687)	—	—	—	(30)	(30)	(30)	(59,717)
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	2	270	(268)	—	—	—	—	—	—	(268)
Touchstone Money Market (Pinnacle Plus Reduced M&E ™)	—	5	(5)	—	—	—	—	—	—	(5)
Touchstone Money Market (Pinnacle Plus ™)	69	11,746	(11,677)	—	—	—	(7)	(7)	(7)	(11,684)
Touchstone Money Market (Pinnacle V ™)	88	13,760	(13,672)	—	—	—	(5)	(5)	(5)	(13,677)
Touchstone Third Avenue Value (AdvantEdge ™)	—	4,213	(4,213)	973	—	(36,221)	17,027	53,248	54,221	50,008
Touchstone Third Avenue Value (AnnuiChoice II ™)	—	3,611	(3,611)	20,869	—	10,474	50,899	40,425	61,294	57,683
Touchstone Third Avenue Value (AnnuiChoice ™)	—	5,179	(5,179)	44,105	—	(12,262)	27,907	40,169	84,274	79,095

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (GrandMaster flex3 ™)	$—	$11,532	$(11,532)	$(145,884)	$—	$(159,964)	$124,729	$284,693	$138,809	$127,277
Touchstone Third Avenue Value (Grandmaster ™)	—	12,158	(12,158)	72,648	—	(1,268)	91,888	93,156	165,804	153,646
Touchstone Third Avenue Value (IQ Annuity ™)	—	20,846	(20,846)	(212,015)	—	(334,281)	148,638	482,919	270,904	250,058
Touchstone Third Avenue Value (Pinnacle ™)	—	38,570	(38,570)	38,257	—	(273,018)	261,311	534,329	572,586	534,016
Touchstone Third Avenue Value (Pinnacle IV ™)	—	56,832	(56,832)	243,836	—	(4,226)	483,686	487,912	731,748	674,916
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	—	582	(582)	(279)	—	—	3,104	3,104	2,825	2,243
Touchstone Third Avenue Value (Pinnacle Plus ™)	—	15,263	(15,263)	38,933	—	(74,629)	52,364	126,993	165,926	150,663
Touchstone Third Avenue Value (Pinnacle V ™)	—	16,331	(16,331)	10,872	—	(128,582)	58,244	186,826	197,698	181,367
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	73,559	15,432	58,127	9,894	—	(8,914)	65,110	74,024	83,918	142,045
Fidelity VIP Overseas (Pinnacle ™)	3,043	1,753	1,290	(1,393)	—	(57,272)	(34,891)	22,381	20,988	22,278
Fidelity VIP Overseas (Pinnacle IV ™)	4,426	3,070	1,356	(14,311)	—	1,063	49,365	48,302	33,991	35,347
Fidelity VIP Equity-Income (Grandmaster ™)	753,029	110,448	642,581	(239,280)	—	(1,373,098)	(595,807)	777,291	538,011	1,180,592
Fidelity VIP Equity-Income (Pinnacle ™)	125,244	19,080	106,164	(132,394)	—	(849,836)	(604,057)	245,779	113,385	219,549
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	719	95	624	4	—	—	173	173	177	801
Fidelity VIP Growth (Grandmaster ™)	26,545	65,606	(39,061)	388,860	—	909,924	1,157,487	247,563	636,423	597,362
Fidelity VIP High Income (Grandmaster ™)	189,414	48,397	141,017	351,896	—	188,931	111,634	(77,297)	274,599	415,616
Fidelity VIP II Asset Manager (Grandmaster ™)	85,768	53,985	31,783	44,121	—	(124,461)	223,409	347,870	391,991	423,774
Fidelity VIP II Contrafund (Grandmaster ™)	136,886	154,246	(17,360)	(770,544)	—	(2,086,748)	321,746	2,408,494	1,637,950	1,620,590
Fidelity VIP II Contrafund (Pinnacle ™)	73,342	78,952	(5,610)	(96,881)	—	177,124	1,089,023	911,899	815,018	809,408
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	393	271	122	10	—	—	1,154	1,154	1,164	1,286
Fidelity VIP II Index 500 (Grandmaster ™)	118,046	49,485	68,561	135,006	—	229,092	505,894	276,802	411,808	480,369
Fidelity VIP II Index 500 (IQ3 ™)	409	261	148	—	—	—	813	813	813	961
Fidelity VIP II Index 500 (Pinnacle ™)	76,366	29,879	46,487	(59,078)	—	(413,948)	(85,741)	328,207	269,129	315,616
Fidelity VIP II Index 500 (Pinnacle IV ™)	2,173	978	1,195	(1,764)	—	(5,013)	4,281	9,294	7,530	8,725
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	392	153	239	(4)	—	—	705	705	701	940
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	55,040	15,418	39,622	11,755	—	45,780	44,135	(1,645)	10,110	49,732
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	84,473	25,491	58,982	11,919	—	78,994	82,857	3,863	15,782	74,764
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	197	44	153	3	—	—	9	9	12	165
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	3,909	806	3,103	2,432	—	4,579	2,802	(1,777)	655	3,758
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	2,968	1,104	1,864	1,420	—	3,602	3,334	(268)	1,152	3,016
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	70,159	19,914	50,245	14,996	—	64,172	63,153	(1,019)	13,977	64,222
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	6,426	1,895	4,531	924	—	6,047	6,051	4	928	5,459
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	9,611	3,332	6,279	1,035	—	8,833	9,491	658	1,693	7,972
Fidelity VIP III Balanced (Grandmaster ™)	111,109	23,369	87,740	28,606	—	8,546	106,407	97,861	126,467	214,207
Fidelity VIP Overseas (AnnuiChoice ™)	31	13	18	3	—	99	307	208	211	229
Fidelity VIP Overseas (Grandmaster flex3 ™)	881	587	294	473	—	5,405	11,139	5,734	6,207	6,501
Fidelity VIP Overseas (Grandmaster ™)	38,239	23,664	14,575	(113,040)	—	(946,074)	(546,434)	399,640	286,600	301,175
Fidelity VIP Overseas (IQ Annuity ™)	336	231	105	(1,976)	—	(6,478)	(2,008)	4,470	2,494	2,599
Fidelity VIP Overseas (Pinnacle Plus ™)	1,565	1,250	315	(11,099)	—	(32,696)	(8,645)	24,051	12,952	13,267

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	$2,080	$4,671	$(2,591)	$38,253	$—	$60,639	$88,252	$27,613	$65,866	$63,275
Fidelity VIP III Mid Cap (Grandmaster ™)	113,131	20,334	92,797	(12,254)	—	(622,192)	(522,978)	99,214	86,960	179,757
Fidelity VIP III Mid Cap (Pinnacle ™)	218,188	40,432	177,756	(21,366)	—	414,000	634,984	220,984	199,618	377,374
Fidelity VIP III Mid Cap (Pinnacle Plus II Reduced M&E ™)*	456	50	406	(1)	—	—	(356)	(356)	(357)	49
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	5,985	4,755	1,230	(785)	—	(2,350)	29,325	31,675	30,890	32,120
Fidelity VIP Asset Manager (AdvantEdge ™)	1,519	1,174	345	207	—	8,297	14,748	6,451	6,658	7,003
Fidelity VIP Asset Manager (AnnuiChoice II ™)	3,225	1,840	1,385	981	—	9,706	22,808	13,102	14,083	15,468
Fidelity VIP Asset Manager (AnnuiChoice ™)	1,760	951	809	(1,491)	—	(4,506)	5,768	10,274	8,783	9,592
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	419	392	27	(1,169)	—	(1,843)	1,858	3,701	2,532	2,559
Fidelity VIP Asset Manager (Pinnacle ™)	21	14	7	22	—	(5)	75	80	102	109
Fidelity VIP Asset Manager (Pinnacle IV ™)	4,540	3,345	1,195	(956)	—	(5,471)	17,089	22,560	21,604	22,799
Fidelity VIP Asset Manager (Pinnacle Plus ™)	2,001	1,654	347	(502)	—	(4,076)	5,587	9,663	9,161	9,508
Fidelity VIP Asset Manager (Pinnacle V ™)	3,226	2,304	922	3,214	—	2,815	13,462	10,647	13,861	14,783
Fidelity VIP Balanced (AdvantEdge ™)	23,306	5,877	17,429	2,033	—	(6,003)	17,417	23,420	25,453	42,882
Fidelity VIP Balanced (AnnuiChoice II ™)	9,667	1,819	7,848	1,620	—	1,928	10,405	8,477	10,097	17,945
Fidelity VIP Balanced (AnnuiChoice ™)	16,852	2,706	14,146	6,562	—	5,736	18,339	12,603	19,165	33,311
Fidelity VIP Balanced (GrandMaster flex3 ™)	18,736	4,755	13,981	9,330	—	(1,601)	14,126	15,727	25,057	39,038
Fidelity VIP Balanced (Grandmaster ™)	30,366	6,273	24,093	28,691	—	17,811	29,708	11,897	40,588	64,681
Fidelity VIP Balanced (IQ3 ™)	18,829	4,250	14,579	3,332	—	1,432	18,913	17,481	20,813	35,392
Fidelity VIP Balanced (Pinnacle ™)	25,264	5,437	19,827	36,854	—	22,994	18,502	(4,492)	32,362	52,189
Fidelity VIP Balanced (Pinnacle IV ™)	100,666	23,827	76,839	74,237	—	40,851	91,755	50,904	125,141	201,980
Fidelity VIP Balanced (Pinnacle Plus ™)	32,003	8,662	23,341	16,578	—	(16,269)	4,955	21,224	37,802	61,143
Fidelity VIP Balanced (Pinnacle V ™)	65,468	14,469	50,999	72,243	—	59,283	58,963	(320)	71,923	122,922
Fidelity VIP Contrafund (AdvantEdge ™)	18,009	25,286	(7,277)	31,716	—	24,876	206,491	181,615	213,331	206,054
Fidelity VIP Contrafund (AnnuiChoice II ™)	6,126	6,561	(435)	73,418	—	109,854	116,381	6,527	79,945	79,510
Fidelity VIP Contrafund (AnnuiChoice ™)	12,061	11,899	162	(37,586)	—	9,753	212,181	202,428	164,842	165,004
Fidelity VIP Contrafund (GrandMaster flex3 ™)	8,927	15,739	(6,812)	(53,369)	—	(65,987)	131,908	197,895	144,526	137,714
Fidelity VIP Contrafund (IQ Advisor Standard ™)	78	45	33	(9)	—	(1,890)	(976)	914	905	938
Fidelity VIP Contrafund (IQ3 ™)	16,330	23,220	(6,890)	(19,105)	—	(67,260)	177,171	244,431	225,326	218,436
Fidelity VIP Contrafund (Pinnacle IV ™)	78,484	115,646	(37,162)	(364,738)	—	(760,079)	734,083	1,494,162	1,129,424	1,092,262
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	378	261	117	(2)	—	—	445	445	443	560
Fidelity VIP Contrafund (Pinnacle Plus ™)	26,645	42,338	(15,693)	64,821	—	(103,635)	173,781	277,416	342,237	326,544
Fidelity VIP Contrafund (Pinnacle V ™)	61,201	86,855	(25,654)	323,235	—	499,606	937,853	438,247	761,482	735,828
Fidelity VIP Disciplined Small Cap (Advantedge™)	413	91	322	184	—	1,002	1,388	386	570	892
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	52	41	11	(612)	—	—	(14)	(14)	(626)	(615)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	1,881	395	1,486	318	—	(2,381)	(95)	2,286	2,604	4,090
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	972	207	765	(100)	—	(1,358)	382	1,740	1,640	2,405
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	4,416	883	3,533	36	—	(2,146)	3,877	6,023	6,059	9,592
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	7,951	2,263	5,688	26,820	—	24,519	20,431	(4,088)	22,732	28,420
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	5,479	1,377	4,102	5,523	—	6,055	10,629	4,574	10,097	14,199

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	$11,005	$11,906	$(901)	$(93,420)	$—	$(704)	$902	$1,606	$(91,814)	$(92,715)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	5,529	1,591	3,938	10,141	—	8,927	7,163	(1,764)	8,377	12,315
Fidelity VIP Equity-Income (AnnuiChoice II ™)	27,643	3,435	24,208	7,723	—	36,832	47,618	10,786	18,509	42,717
Fidelity VIP Equity-Income (AdvantEdge ™)	13,471	2,324	11,147	2,801	—	8,875	14,725	5,850	8,651	19,798
Fidelity VIP Equity-Income (AnnuiChoice ™)	26,691	3,002	23,689	(21,493)	—	(15,215)	26,084	41,299	19,806	43,495
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	14,856	2,766	12,090	(19,664)	—	(30,748)	1,926	32,674	13,010	25,100
Fidelity VIP Equity-Income (IQ3 ™)	36,042	5,587	30,455	20,129	—	114,882	119,201	4,319	24,448	54,903
Fidelity VIP Equity-Income (Pinnacle IV ™)	143,723	25,139	118,584	(121,148)	—	(35,414)	210,972	246,386	125,238	243,822
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	1,903	215	1,688	3	—	—	(184)	(184)	(181)	1,507
Fidelity VIP Equity-Income (Pinnacle Plus ™)	86,326	15,733	70,593	1,359	—	(62,275)	(855)	61,420	62,779	133,372
Fidelity VIP Equity-Income (Pinnacle V ™)	75,598	12,765	62,833	29,205	—	2,367	29,221	26,854	56,059	118,892
Fidelity VIP Freedom 2010 (Advantedge ™)	1,753	1,050	703	2,090	—	669	3,680	3,011	5,101	5,804
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	343	173	170	30	—	1,647	2,467	820	850	1,020
Fidelity VIP Freedom 2010 (GrandMaster ™)	507	178	329	4,660	—	3,364	734	(2,630)	2,030	2,359
Fidelity VIP Freedom 2010 (IQ Annuity ™)	1,237	2,869	(1,632)	29,067	—	2,637	1	(2,636)	26,431	24,799
Fidelity VIP Freedom 2010 (Pinnacle ™)	2,592	1,129	1,463	17	—	(3,597)	2,523	6,120	6,137	7,600
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	26,290	12,460	13,830	10,897	—	(34,349)	20,971	55,320	66,217	80,047
Fidelity VIP Freedom 2010 (Pinnacle V ™)	26,507	13,366	13,141	8,403	—	17,235	73,394	56,159	64,562	77,703
Fidelity VIP Freedom 2015 (AdvantEdge ™)	3,940	1,932	2,008	3,092	—	7,634	13,681	6,047	9,139	11,147
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	580	178	402	(97)	—	(1,241)	(203)	1,038	941	1,343
Fidelity VIP Freedom 2015 (GrandMaster flex3 ™)	234	103	131	(5)	—	(145)	357	502	497	628
Fidelity VIP Freedom 2015 (GrandMaster ™)	2,877	385	2,492	(37)	—	—	(2,185)	(2,185)	(2,222)	270
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,928	2,926	1,002	30,570	—	19,829	7,725	(12,104)	18,466	19,468
Fidelity VIP Freedom 2015 (Pinnacle ™)	94	12	82	—	—	—	(72)	(72)	(72)	10
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	17,421	10,004	7,417	(6,892)	—	(26,132)	42,678	68,810	61,918	69,335
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	2,883	1,526	1,357	(4,029)	—	(1,550)	12,411	13,961	9,932	11,289
Fidelity VIP Freedom 2015 (Pinnacle V ™)	23,987	11,086	12,901	37,811	—	55,196	71,210	16,014	53,825	66,726
Fidelity VIP Freedom 2020 (AdvantEdge ™)	153	181	(28)	1,646	—	498	(103)	(601)	1,045	1,017
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	1,018	389	629	(79)	—	(6,787)	(3,664)	3,123	3,044	3,673
Fidelity VIP Freedom 2020 (GrandMaster ™)	4,500	714	3,786	337	—	—	(3,311)	(3,311)	(2,974)	812
Fidelity VIP Freedom 2020 (IQ Annuity ™)	—	32	(32)	21,012	—	19,439	—	(19,439)	1,573	1,541
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	11,009	5,396	5,613	(14,905)	—	(63,358)	(11,271)	52,087	37,182	42,795
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	142	21	121	—	—	—	(106)	(106)	(106)	15
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	1,614	917	697	(1,124)	—	(4,091)	3,425	7,516	6,392	7,089
Fidelity VIP Freedom 2020 (Pinnacle V ™)	7,893	6,993	900	73,208	—	59,645	33,272	(26,373)	46,835	47,735
Fidelity VIP Freedom 2025 (Advantedge™)	139	179	(40)	1,835	—	546	(94)	(640)	1,195	1,155
Fidelity VIP Freedom 2025 (GrandMaster ™)	3,900	639	3,261	(96)	—	—	(2,781)	(2,781)	(2,877)	384
Fidelity VIP Freedom 2025 (Pinnacle ™)	128	21	107	—	—	—	(91)	(91)	(91)	16
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	155	119	36	(215)	—	(912)	95	1,007	792	828
Fidelity VIP Freedom 2025 (Pinnacle V ™)	4,505	2,512	1,993	(966)	—	(7,966)	9,780	17,746	16,780	18,773
Fidelity VIP Freedom 2030 (Grandmaster ™)	5,864	895	4,969	(138)	—	—	(4,204)	(4,204)	(4,342)	627

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle ™)	$193	$29	$164	$—	$—	$—	$(138)	$(138)	$(138)	$26
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	100	66	34	(498)	—	(952)	(66)	886	388	422
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	79	47	32	(14)	—	(618)	(299)	319	305	337
Fidelity VIP Freedom 2030 (Pinnacle V ™)	3,264	1,869	1,395	89	—	2,673	16,003	13,330	13,419	14,814
Fidelity VIP Growth (AnnuiChoice II ™)	929	2,672	(1,743)	5,290	—	38,251	58,918	20,667	25,957	24,214
Fidelity VIP Growth (GrandMaster ™)	1,324	4,741	(3,417)	33,633	—	44,267	55,581	11,314	44,947	41,530
Fidelity VIP Growth (AdvantEdge ™)	341	1,165	(824)	(92)	—	4,493	13,104	8,611	8,519	7,695
Fidelity VIP Growth (AnnuiChoice ™)	362	1,951	(1,589)	7,855	—	(2,257)	4,222	6,479	14,334	12,745
Fidelity VIP Growth (GrandMaster flex3 ™)	237	1,230	(993)	(2,288)	—	3,889	17,030	13,141	10,853	9,860
Fidelity VIP Growth (IQ3 ™)	415	1,697	(1,282)	2,602	—	20,116	32,619	12,503	15,105	13,823
Fidelity VIP Growth (Pinnacle ™)	389	1,541	(1,152)	2,235	—	(5,950)	4,521	10,471	12,706	11,554
Fidelity VIP Growth (Pinnacle IV ™)	2,147	10,755	(8,608)	14,975	—	23,761	112,158	88,397	103,372	94,764
Fidelity VIP Growth (Pinnacle Plus ™)	5,298	18,383	(13,085)	44,407	—	(6,365)	75,151	81,516	125,923	112,838
Fidelity VIP Growth (Pinnacle V ™)	1,840	8,144	(6,304)	11,739	—	12,316	65,482	53,166	64,905	58,601
Fidelity VIP High Income (AdvantEdge ™)	39,292	9,776	29,516	(6,324)	—	(38,964)	837	39,801	33,477	62,993
Fidelity VIP High Income (AnnuiChoice II ™)	4,491	872	3,619	2,026	—	(877)	2,407	3,284	5,310	8,929
Fidelity VIP High Income (AnnuiChoice ™)	11,263	2,534	8,729	23,942	—	6,042	4,297	(1,745)	22,197	30,926
Fidelity VIP High Income (GrandMaster flex3 ™)	96,453	23,555	72,898	(10,846)	—	(91,493)	3,126	94,619	83,773	156,671
Fidelity VIP High Income (IQ3 ™)	385,480	82,738	302,742	(23,510)	—	(343,944)	(23,272)	320,672	297,162	599,904
Fidelity VIP High Income (Pinnacle ™)	2,772	769	2,003	586	—	(2,894)	1,176	4,070	4,656	6,659
Fidelity VIP High Income (Pinnacle IV ™)	36,123	10,057	26,066	19,356	—	(13,128)	18,628	31,756	51,112	77,178
Fidelity VIP High Income (Pinnacle Plus ™)	82,719	17,462	65,257	24,830	—	(12,971)	14,992	27,963	52,793	118,050
Fidelity VIP High Income (Pinnacle Plus ™)	—	—	—	22	—	—	—	—	22	22
Fidelity VIP High Income (Pinnacle V ™)	22,017	5,637	16,380	3,439	—	(4,971)	15,694	20,665	24,104	40,484
Fidelity VIP II Index 500 (Pinnacle ™)	20,680	7,369	13,311	31,320	—	54,332	74,208	19,876	51,196	64,507
Fidelity VIP II Index 500 (Pinnacle IV ™)	85,352	40,228	45,124	(105,102)	—	(119,116)	291,227	410,343	305,241	350,365
Fidelity VIP II Index 500 (Pinnacle V ™)	57,997	28,535	29,462	42,961	—	141,215	294,864	153,649	196,610	226,072
Fidelity VIP Index 500 (AdvantEdge ™)	17,906	8,926	8,980	12,394	—	11,390	59,717	48,327	60,721	69,701
Fidelity VIP Index 500 (AnnuiChoice II ™)	12,410	3,921	8,489	7,175	—	38,655	62,150	23,495	30,670	39,159
Fidelity VIP Index 500 (AnnuiChoice ™)	14,974	4,836	10,138	(25,361)	—	(45,044)	37,133	82,177	56,816	66,954
Fidelity VIP Index 500 (Grandmaster flex3 ™)	10,461	5,206	5,255	(6,619)	—	(10,160)	32,716	42,876	36,257	41,512
Fidelity VIP Index 500 (Grandmaster ™)	52,839	18,111	34,728	14,541	—	141,066	259,402	118,336	132,877	167,605
Fidelity VIP Index 500 (IQ3 ™)	17,144	7,903	9,241	(8,820)	—	(96,091)	(26,404)	69,687	60,867	70,108
Fidelity VIP Index 500 (Pinnacle Plus ™)	59,633	31,613	28,020	37,050	—	(54,559)	137,080	191,639	228,689	256,709
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	25,981	8,070	17,911	1,318	—	189	(652)	(841)	477	18,388
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	16,892	4,049	12,843	2,337	—	6,990	6,720	(270)	2,067	14,910
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	13,494	4,411	9,083	10,571	—	1,676	2,848	1,172	11,743	20,826
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	53,004	14,810	38,194	2,942	—	(3,043)	(12,099)	(9,056)	(6,114)	32,080
Fidelity VIP Investment Grade Bond (GrandMaster ™)	25,626	6,538	19,088	5,545	—	(1,719)	(6,643)	(4,924)	621	19,709
Fidelity VIP Investment Grade Bond (IQ3 ™)	32,331	9,719	22,612	5,086	—	31,968	30,590	(1,378)	3,708	26,320
Fidelity VIP Investment Grade Bond (Pinnacle ™)	12,084	3,867	8,217	5,384	—	(792)	(2,186)	(1,394)	3,990	12,207

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	$104,597	$33,980	$70,617	$64,708	$—	$71,057	$30,114	$(40,943)	$23,765	$94,382
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	1,307	302	1,005	40	—	—	68	68	108	1,113
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	87,269	24,786	62,483	21,606	—	1,720	(35,685)	(37,405)	(15,799)	46,684
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	185,901	56,144	129,757	9,092	—	4,997	756	(4,241)	4,851	134,608
Fidelity VIP Mid Cap (AdvantEdge ™)	60,261	11,779	48,482	22,898	—	(52,348)	(37,138)	15,210	38,108	86,590
Fidelity VIP Mid Cap (AnnuiChoice II ™)	35,928	6,010	29,918	34,200	—	(20,816)	(14,983)	5,833	40,033	69,951
Fidelity VIP Mid Cap (AnnuiChoice ™)	31,518	3,594	27,924	26,147	—	(32,165)	(22,785)	9,380	35,527	63,451
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	27,058	5,429	21,629	18,610	—	27,866	37,573	9,707	28,317	49,946
Fidelity VIP Mid Cap (Grandmaster ™)	24,667	4,688	19,979	(10,008)	—	(42,437)	(7,565)	34,872	24,864	44,843
Fidelity VIP Mid Cap (IQ Annuity ™)	69,472	12,686	56,786	(1,764)	—	(50,886)	3,273	54,159	52,395	109,181
Fidelity VIP Mid Cap (Pinnacle ™)	30,652	5,382	25,270	15,032	—	(19,850)	(12,528)	7,322	22,354	47,624
Fidelity VIP Mid Cap (Pinnacle IV ™)	178,110	37,988	140,122	(83,810)	—	(27,035)	237,341	264,376	180,566	320,688
Fidelity VIP Mid Cap (Pinnacle Plus II Reduced M&E ™)*	132	14	118	4	—	—	(106)	(106)	(102)	16
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E ™)	3,737	297	3,440	(70)	—	—	(2,953)	(2,953)	(3,023)	417
Fidelity VIP Mid Cap (Pinnacle Plus ™)	95,305	21,902	73,403	72,349	—	20,201	36,739	16,538	88,887	162,290
Fidelity VIP Mid Cap (Pinnacle V ™)	138,659	26,849	111,810	183,139	—	120,137	37,113	(83,024)	100,115	211,925
Fidelity VIP Overseas (AdvantEdge ™)	7,096	5,469	1,627	5,253	—	(38,341)	13,261	51,602	56,855	58,482
Fidelity VIP Overseas (AnnuiChoice II ™)	3,438	2,078	1,360	7,887	—	(460)	21,166	21,626	29,513	30,873
Fidelity VIP Overseas (AnnuiChoice ™)	2,745	3,418	(673)	(20,055)	—	(45,491)	6,304	51,795	31,740	31,067
Fidelity VIP Overseas (GrandMaster flex3 ™)	2,358	1,913	445	8,129	—	15,899	27,810	11,911	20,040	20,485
Fidelity VIP Overseas (GrandMaster ™)	3,599	2,382	1,217	6,493	—	(15,021)	8,787	23,808	30,301	31,518
Fidelity VIP Overseas (IQ3 ™)	6,913	4,921	1,992	(8,526)	—	(4,524)	59,928	64,452	55,926	57,918
Fidelity VIP Overseas (Pinnacle ™)	7,189	6,067	1,122	(24,987)	—	(48,664)	53,650	102,314	77,327	78,449
Fidelity VIP Overseas (Pinnacle IV ™)	13,988	13,766	222	(162,003)	—	(194,678)	133,206	327,884	165,881	166,103
Fidelity VIP Overseas (Pinnacle Plus ™)	6,604	5,662	942	(3,514)	—	(4,434)	52,602	57,036	53,522	54,464
Fidelity VIP Overseas (Pinnacle V ™)	13,522	11,419	2,103	37,603	—	(33,080)	42,733	75,813	113,416	115,519
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	73,409	31,834	41,575	(79,167)	—	(473,163)	(179,320)	293,843	214,676	256,251
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	203	62	141	(1)	—	—	135	135	134	275
Franklin Income Securities (Pinnacle ™)	401,692	82,654	319,038	(232,843)	—	(384,927)	214,813	599,740	366,897	685,935
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	14,241	2,080	12,161	(18)	—	—	3,847	3,847	3,829	15,990
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	13	13	—	1	—	(31)	188	219	220	220
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	919	1,395	(476)	1,757	—	29,866	43,544	13,678	15,435	14,959
JP Morgan IT Mid Cap Value (Grandmaster ™)	644	826	(182)	3,262	—	20,563	27,767	7,204	10,466	10,284
JP Morgan IT Mid Cap Value (IQ3 ™)	403	568	(165)	297	—	12,737	19,097	6,360	6,657	6,492
JP Morgan IT Mid Cap Value (Pinnacle ™)	1,229	1,338	(109)	14,444	—	39,117	42,257	3,140	17,584	17,475
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	7,760	9,471	(1,711)	102,787	—	250,564	258,241	7,677	110,464	108,753
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	2,837	4,453	(1,616)	25,336	—	88,113	108,702	20,589	45,925	44,309
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	305	167	138	33	—	989	2,415	1,426	1,459	1,597
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	40	20	20	6	—	195	382	187	193	213
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	8,631	4,295	4,336	22,011	—	40,326	61,473	21,147	43,158	47,494

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	$7,189	$3,676	$3,513	$4,007	$—	$14,151	$44,334	$30,183	$34,190	$37,703
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	409	139	270	65	—	—	1,298	1,298	1,363	1,633
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	—	—	—	29	—	—	—	—	29	29
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	38	52	(14)	35	—	493	1,053	560	595	581
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	312	344	(32)	1,810	—	4,064	7,262	3,198	5,008	4,976
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	988	1,906	(918)	4,725	—	13,752	26,678	12,926	17,651	16,733
Van Kampen UIF U.S. Real Estate (IQ3 ™)	664	1,161	(497)	(16,402)	—	(18,700)	9,411	28,111	11,709	11,212
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	5,942	9,376	(3,434)	66,015	—	72,332	101,886	29,554	95,569	92,135
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	12,155	20,777	(8,622)	(161,930)	—	(105,084)	252,787	357,871	195,941	187,319
Van Kampen UIF U.S. Real Estate (Pinnacle Plus II Reduced M&E ™)*	—	2	(2)	(6)	—	—	—	—	(6)	(8)
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	9,174	4,380	4,794	(8,559)	—	17,290	66,038	48,748	40,189	44,983
Franklin Growth and Income Securities (AdvantEdge ™)	3,581	2,010	1,571	622	—	(2,232)	7,352	9,584	10,206	11,777
Franklin Growth and Income Securities (AnnuiChoice II ™)	3,548	1,315	2,233	(1,870)	—	5,591	15,018	9,427	7,557	9,790
Franklin Growth and Income Securities (AnnuiChoice ™)	27,274	9,360	17,914	(5,388)	—	124,034	207,912	83,878	78,490	96,404
Franklin Growth and Income Securities (GrandMaster flex3 ™)	12,049	6,851	5,198	(34,892)	—	(21,092)	54,518	75,610	40,718	45,916
Franklin Growth and Income Securities (Grandmaster ™)	22,024	10,410	11,614	22,032	—	26,098	74,017	47,919	69,951	81,565
Franklin Growth and Income Securities (IQ Annuity ™)	21,151	10,528	10,623	(34,191)	—	(110,466)	(13,765)	96,701	62,510	73,133
Franklin Growth and Income Securities (Pinnacle ™)	23,600	10,821	12,779	4,868	—	8,368	73,108	64,740	69,608	82,387
Franklin Growth and Income Securities (Pinnacle IV ™)	88,902	43,277	45,625	(516,815)	—	(605,674)	171,201	776,875	260,060	305,685
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	22	7	15	4	—	—	15	15	19	34
Franklin Growth and Income Securities (Pinnacle Plus ™)	18,570	10,730	7,840	(22,954)	—	(83,728)	(8,587)	75,141	52,187	60,027
Franklin Growth and Income Securities (Pinnacle V ™)	25,281	13,677	11,604	40,650	—	95,268	129,418	34,150	74,800	86,404
Franklin Income Securities (AdvantEdge ™)	14,207	3,554	10,653	2,515	—	(5,325)	4,171	9,496	12,011	22,664
Franklin Income Securities (AnnuiChoice II ™)	24,538	4,432	20,106	6,947	—	18,267	31,707	13,440	20,387	40,493
Franklin Income Securities (AnnuiChoice ™)	14,849	2,368	12,481	(2,564)	—	(6,590)	8,808	15,398	12,834	25,315
Franklin Income Securities (GrandMaster flex3 ™)	93,050	24,332	68,718	(99,458)	—	(99,790)	87,547	187,337	87,879	156,597
Franklin Income Securities (Grandmaster ™)	71,876	15,932	55,944	23,064	—	11,288	56,093	44,805	67,869	123,813
Franklin Income Securities (IQ Annuity ™)	67,692	15,905	51,787	(51,057)	—	(36,300)	74,871	111,171	60,114	111,901
Franklin Income Securities (Pinnacle IV ™)	262,855	60,139	202,716	(106,565)	—	114,815	446,202	331,387	224,822	427,538
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	—	25	(25)	—	—	—	189	189	189	164
Franklin Income Securities (Pinnacle Plus ™)	65,564	17,691	47,873	(38,271)	—	(57,338)	38,568	95,906	57,635	105,508
Franklin Income Securities (Pinnacle V ™)	167,819	41,387	126,432	44,456	—	55,678	152,312	96,634	141,090	267,522
Franklin Large Cap Growth Securities (AdvantEdge ™)	1,447	2,418	(971)	8,511	—	6,160	14,326	8,166	16,677	15,706
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	1,039	1,481	(442)	(511)	—	(1,914)	12,038	13,952	13,441	12,999
Franklin Large Cap Growth Securities (AnnuiChoice ™)	315	424	(109)	1,250	—	(359)	3,163	3,522	4,772	4,663
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	191	309	(118)	1,785	—	662	1,417	755	2,540	2,422
Franklin Large Cap Growth Securities (Grandmaster ™)	354	557	(203)	(346)	—	(2,635)	2,047	4,682	4,336	4,133
Franklin Large Cap Growth Securities (IQ Annuity ™)	1,559	2,852	(1,293)	(10,560)	—	(19,827)	13,599	33,426	22,866	21,573
Franklin Large Cap Growth Securities (Pinnacle ™)	2,170	3,222	(1,052)	33,097	—	11,324	9,697	(1,627)	31,470	30,418
Franklin Large Cap Growth Securities (Pinnacle IV ™)	8,844	15,103	(6,259)	12,068	—	(55,510)	67,541	123,051	135,119	128,860

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle Plus II Reduced M&E ™)*	$42	$56	$(14)	$(2)	$—	$—	$70	$70	$68	$54
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,064	4,126	(2,062)	2,027	—	(12,142)	12,439	24,581	26,608	24,546
Franklin Large Cap Growth Securities (Pinnacle V ™)	6,652	12,355	(5,703)	32,552	—	56,167	105,821	49,654	82,206	76,503
Franklin Mutual Shares Securities (AdvantEdge ™)	26,350	20,627	5,723	12,820	—	(3,310)	126,518	129,828	142,648	148,371
Franklin Mutual Shares Securities (AnnuiChoice II ™)	3,830	2,151	1,679	5,673	—	2,762	17,601	14,839	20,512	22,191
Franklin Mutual Shares Securities (AnnuiChoice ™)	8,201	4,083	4,118	11,291	—	30,997	67,329	36,332	47,623	51,741
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	16,603	13,943	2,660	(105,022)	—	(206,713)	(601)	206,112	101,090	103,750
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	257	75	182	(7)	—	(1,851)	(468)	1,383	1,376	1,558
Franklin Mutual Shares Securities (IQ Annuity ™)	6,405	4,520	1,885	(14,070)	—	(1,140)	47,563	48,703	34,633	36,518
Franklin Mutual Shares Securities (Pinnacle ™)	16,350	11,299	5,051	12,898	—	22,486	104,487	82,001	94,899	99,950
Franklin Mutual Shares Securities (Pinnacle IV ™)	39,516	30,051	9,465	(149,541)	—	(191,486)	186,882	378,368	228,827	238,292
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	16	10	6	4	—	—	36	36	40	46
Franklin Mutual Shares Securities (Pinnacle Plus ™)	14,389	12,152	2,237	(2,446)	—	(58,416)	25,043	83,459	81,013	83,250
Franklin Mutual Shares Securities (Pinnacle V ™)	55,103	42,332	12,771	75,713	—	78,811	304,394	225,583	301,296	314,067
Franklin Mutual Shares Securities(Grandmaster ™)	26,841	15,674	11,167	114,583	—	214,477	226,919	12,442	127,025	138,192
Franklin Small Cap Value Securities (AdvantEdge ™)	652	1,234	(582)	6,245	—	6,355	12,279	5,924	12,169	11,587
Franklin Small Cap Value Securities (Annuichoice II ™)	225	346	(121)	1,120	—	1,322	5,104	3,782	4,902	4,781
Franklin Small Cap Value Securities (Annuichoice ™)	890	1,165	(275)	4,594	—	33,518	46,386	12,868	17,462	17,187
Franklin Small Cap Value Securities (Grandmaster ™)	5,899	10,778	(4,879)	36,068	—	5,027	101,212	96,185	132,253	127,374
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	529	1,074	(545)	(1,216)	—	(3,118)	9,404	12,522	11,306	10,761
Franklin Small Cap Value Securities (IQ Annuuity ™)	797	1,518	(721)	5,335	—	11,143	22,523	11,380	16,715	15,994
Franklin Small Cap Value Securities (Pinnacle Plus ™)	2,145	4,257	(2,112)	12,230	—	17,219	43,630	26,411	38,641	36,529
Franklin Small Cap Value Securities Fund (Pinnacle ™)	2,649	4,348	(1,699)	3,949	—	(7,697)	37,177	44,874	48,823	47,124
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	6,850	12,427	(5,577)	81,567	—	119,917	172,627	52,710	134,277	128,700
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	2,800	5,345	(2,545)	11,359	—	18,545	59,047	40,502	51,861	49,316
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	—	549	(549)	2,315	—	(1,906)	173	2,079	4,394	3,845
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	—	97	(97)	90	—	(191)	768	959	1,049	952
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	—	55	(55)	23	—	1,725	2,416	691	714	659
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	—	7	(7)	—	—	—	8	8	8	1
Invesco Van Kampen VI American Franchise (Grandmaster ™)	—	336	(336)	15,247	—	5,345	(217)	(5,562)	9,685	9,349
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	—	1,253	(1,253)	(841)	—	(13,898)	732	14,630	13,789	12,536
Invesco Van Kampen VI Comstock (AdvantEdge ™)	888	716	172	203	—	(90)	5,268	5,358	5,561	5,733
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	327	250	77	136	—	(34)	3,238	3,272	3,408	3,485
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	325	214	111	40	—	(234)	3,054	3,288	3,328	3,439
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	1,424	1,415	9	2,004	—	24,632	36,639	12,007	14,011	14,020
Invesco Van Kampen VI Comstock (Grandmaster ™)	798	818	(20)	(2,205)	—	(7,292)	4,137	11,429	9,224	9,204
Invesco Van Kampen VI Comstock (IQ Annuity ™)	260	253	7	275	—	3,368	5,591	2,223	2,498	2,505
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E ™)	—	14	(14)	—	—	—	101	101	101	87
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	2,203	2,826	(623)	2,199	—	(15,916)	10,611	26,527	28,726	28,103
Invesco Van Kampen VI American Value (AdvantEdge ™)	2,396	5,984	(3,588)	14,034	—	31,583	72,794	41,211	55,245	51,657
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	452	791	(339)	2,893	—	650	7,497	6,847	9,740	9,401

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	$120	$188	$(68)	$—	$—	$—	$773	$773	$773	$705
Invesco Van Kampen VI American Value (Grandmaster ™)	—	25	(25)	1,323	—	(29)	—	29	1,352	1,327
Invesco Van Kampen VI American Value (IQ Annuity ™)	110	207	(97)	269	—	1,440	3,294	1,854	2,123	2,026
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	11,142	25,432	(14,290)	31,411	—	(9,455)	88,282	97,737	129,148	114,858
Invesco Van Kampen VI American Franchise (Pinnacle ™)	—	345	(345)	31	—	(3,416)	22	3,438	3,469	3,124
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	—	2,410	(2,410)	14,011	—	23,287	30,965	7,678	21,689	19,279
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	—	1,426	(1,426)	3,928	—	8,721	16,381	7,660	11,588	10,162
Invesco Van Kampen VI Comstock (Pinnacle ™)	1,787	1,608	179	1,365	—	1,455	18,658	17,203	18,568	18,747
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	6,641	6,907	(266)	60,154	—	143,470	156,167	12,697	72,851	72,585
Invesco Van Kampen VI Comstock (Pinnacle Plus II Reduced M&E ™)*	28	18	10	2	—	—	116	116	118	128
Invesco Van Kampen VI Comstock (Pinnacle V ™)	2,558	2,666	(108)	6,474	—	7,134	25,880	18,746	25,220	25,112
Invesco Van Kampen VI International Growth Class II (Advantedge™)	77	50	27	4	—	—	508	508	512	539
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	230	230	—	54	—	—	2,842	2,842	2,896	2,896
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	1,123	731	392	799	—	—	5,029	5,029	5,828	6,220
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	1,813	1,975	(162)	455	—	(3,638)	10,912	14,550	15,005	14,843
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	1,457	3,519	(2,062)	9,456	—	9,308	32,668	23,360	32,816	30,754
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	54	156	(102)	3,334	—	954	244	(710)	2,624	2,522
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	90	263	(173)	4,785	—	1,550	703	(847)	3,938	3,765
Templeton Foreign Securities (Pinnacle ™)	10,991	5,136	5,855	9,337	—	(1,669)	40,583	42,252	51,589	57,444
Templeton Foreign Securities (Pinnacle IV ™)	41,421	20,080	21,341	(194,017)	—	(329,269)	51,681	380,950	186,933	208,274
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	58	18	40	(10)	—	—	77	77	67	107
Templeton Foreign Securities (Pinnacle V ™)	37,140	18,790	18,350	50,754	—	(20,384)	86,554	106,938	157,692	176,042
Templeton Foreign Securities Fund (AnnuiChoice II ™)	4,805	1,777	3,028	4,031	—	(5,943)	9,268	15,211	19,242	22,270
Templeton Foreign Securities Fund (AnnuiChoice ™)	2,283	742	1,541	4,290	—	2,785	8,742	5,957	10,247	11,788
Templeton Foriegn Securities Fund (AdvantEdge ™)	10,703	5,652	5,051	(3,339)	—	(28,717)	21,194	49,911	46,572	51,623
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	7,527	4,081	3,446	(25,104)	—	(79,882)	(18,900)	60,982	35,878	39,324
Templeton Foriegn Securities Fund (Grandmaster ™)	3,637	1,841	1,796	9,971	—	(1,986)	13,422	15,408	25,379	27,175
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	53,924	19,190	34,734	(238,845)	—	(105,701)	34,217	139,918	(98,927)	(64,193)
Templeton Growth Securities (AdvantEdge ™)	1,633	1,327	306	188	—	(2,439)	12,285	14,724	14,912	15,218
Templeton Growth Securities (AnnuiChoice II ™)	1,298	711	587	(4)	—	(3,484)	6,461	9,945	9,941	10,528
Templeton Growth Securities (AnnuiChoice ™)	101	50	51	(5)	—	(533)	322	855	850	901
Templeton Growth Securities (GrandMaster flex3 ™)	9,635	8,063	1,572	(146,138)	—	(212,720)	11,753	224,473	78,335	79,907
Templeton Growth Securities (Grandmaster ™)	1,919	1,466	453	25,019	—	5,552	7,003	1,451	26,470	26,923
Templeton Growth Securities (IQ Advisor Standard ™)	113	33	80	(8)	—	(1,697)	(737)	960	952	1,032
Templeton Growth Securities (IQ Annuity ™)	13,926	10,167	3,759	766	—	(45,759)	77,051	122,810	123,576	127,335
Templeton Growth Securities (Pinnacle ™)	6,579	4,433	2,146	5,059	—	(21,675)	31,383	53,058	58,117	60,263
Templeton Growth Securities (Pinnacle IV ™)	18,366	12,861	5,505	49,859	—	199,147	296,087	96,940	146,799	152,304
Templeton Growth Securities (Pinnacle Plus II Reduced M&E ™)*	169	78	91	(2)	—	—	600	600	598	689
Templeton Growth Securities (Pinnacle Plus ™)	4,358	4,120	238	(20,351)	—	(47,136)	19,206	66,342	45,991	46,229
Templeton Growth Securities (Pinnacle V ™)	16,527	12,453	4,074	43,751	—	37,361	126,824	89,463	133,214	137,288
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	4,826	2,778	2,048	2,364	—	4,770	25,693	20,923	23,287	25,335

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	$2,201	$880	$1,321	$251	$—	$2,504	$12,613	$10,109	$10,360	$11,681
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	4,752	1,552	3,200	13,153	—	7,760	16,101	8,341	21,494	24,694
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	3,404	2,048	1,356	674	—	3,050	20,453	17,403	18,077	19,433
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	489	222	267	1,002	—	450	1,596	1,146	2,148	2,415
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	3,470	1,915	1,555	2,012	—	9,648	25,232	15,584	17,596	19,151
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	6,617	3,485	3,132	7,374	—	6,562	30,959	24,397	31,771	34,903
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	—	—	—	29	—	—	—	—	29	29
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	62,743	34,727	28,016	140,288	—	(47,329)	172,736	220,065	360,353	388,369
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	10,641	6,156	4,485	5,850	—	9,631	56,630	46,999	52,849	57,334
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	—	6,090	(6,090)	14,553	—	(10,224)	44,192	54,416	68,969	62,879
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	—	475	(475)	4,974	—	3,130	5,189	2,059	7,033	6,558
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	—	2,414	(2,414)	42,058	—	26,461	18,689	(7,772)	34,286	31,872
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	—	4,062	(4,062)	65,882	—	66,783	52,281	(14,502)	51,380	47,318
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	—	8,404	(8,404)	82,263	—	34,706	69,605	34,899	117,162	108,758
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	—	5,297	(5,297)	6,798	—	54,893	113,766	58,873	65,671	60,374
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	—	5,062	(5,062)	1,309	—	(47,434)	18,634	66,068	67,377	62,315
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	—	27,417	(27,417)	248,794	—	49,475	124,531	75,056	323,850	296,433
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	—	24,064	(24,064)	(137,680)	—	(115,813)	55,148	170,961	33,281	9,217
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	—	16,362	(16,362)	49,230	—	(27,030)	110,561	137,591	186,821	170,459
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	—	—	—	(27)	—	—	—	—	(27)	(27)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	11,791	22,311	(10,520)	97,336	—	36,716	76,063	39,347	136,683	126,163
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	1,349	4,303	(2,954)	3,452	—	(1,075)	25,623	26,698	30,150	27,196
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	947	1,930	(983)	18,814	—	13,785	15,980	2,195	21,009	20,026
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	609	894	(285)	12,600	—	4,898	7,473	2,575	15,175	14,890
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	435	1,164	(729)	5,786	—	18,995	23,954	4,959	10,745	10,016
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	485	1,283	(798)	9,022	—	9,591	12,488	2,897	11,919	11,121
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	928	2,322	(1,394)	10,849	—	49,751	59,877	10,126	20,975	19,581
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	5,577	13,313	(7,736)	115,029	—	229,624	242,177	12,553	127,582	119,846
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	5,194	14,109	(8,915)	73,032	—	75,138	129,275	54,137	127,169	118,254
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	2,166	1,621	545	(341)	—	(6,903)	3,273	10,176	9,835	10,380
BlackRock Capital Appreciation VI (AnnuiChoice II™)	116	72	44	(14)	—	(497)	180	677	663	707
BlackRock Capital Appreciation VI (Annuichoice™)	153	137	16	339	—	(207)	(348)	(141)	198	214
BlackRock Capital Appreciation VI (Grandmaster flex3 ™)	121	187	(66)	(392)	—	—	(36)	(36)	(428)	(494)
BlackRock Capital Appreciation VI Class III (Grandmaster™)	18	29	(11)	(47)	—	—	(29)	(29)	(76)	(87)
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	274	198	76	(365)	—	—	—	—	(365)	(289)
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	420	1,050	(630)	(1,942)	—	(330)	790	1,120	(822)	(1,452)
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	2,156	1,577	579	1,778	—	(1,660)	678	2,338	4,116	4,695
BlackRock Global Allocation VI (Advantedge™)	10,863	9,186	1,677	(2,354)	—	(60,498)	(16,515)	43,983	41,629	43,306
BlackRock Global Allocation VI (AnnuiChoice II™)	1,221	659	562	(758)	—	(2,453)	2,258	4,711	3,953	4,515
BlackRock Global Allocation VI (Annuichoice™)	565	921	(356)	2,380	—	(10,360)	1,717	12,077	14,457	14,101

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Grandmaster flex3 ™)	$1,018	$702	$316	$(150)	$—	$(2,240)	$1,221	$3,461	$3,311	$3,627
BlackRock Global Allocation VI (Grandmaster™)	779	527	252	(49)	—	(637)	161	798	749	1,001
BlackRock Global Allocation VI Class III (Pinnacle ™)	437	939	(502)	43	—	(5,274)	356	5,630	5,673	5,171
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	140	1,151	(1,011)	1,174	—	(4,861)	251	5,112	6,286	5,275
BlackRock Global Allocation VI Class III (Pinnacle V ™)	1,638	1,813	(175)	(481)	—	(8,171)	1,199	9,370	8,889	8,714
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	5,967	8,906	(2,939)	(6,099)	—	(13,725)	87,280	101,005	94,906	91,967
DWS Small Cap Index VIP (Pinnacle IV ™)	294	462	(168)	(472)	—	368	5,109	4,741	4,269	4,101
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	19	20	(1)	(2)	—	—	62	62	60	59
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	—	90	(90)	(151)	—	(1,130)	(45)	1,085	934	844
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	—	145	(145)	(13)	—	(1,664)	(91)	1,573	1,560	1,415
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	—	101	(101)	115	—	(5,193)	56	5,249	5,364	5,263
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	—	368	(368)	(64)	—	(410)	4,252	4,662	4,598	4,230
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	—	316	(316)	1,003	—	(1,510)	1,391	2,901	3,904	3,588
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E ™)	—	—	—	(20)	—	—	—	—	(20)	(20)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	—	1,837	(1,837)	(1,634)	—	(17,586)	678	18,264	16,630	14,793
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	—	451	(451)	(518)	—	(2,230)	5,204	7,434	6,916	6,465
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	11,205	4,181	7,024	(6,124)	—	(44,898)	(24,117)	20,781	14,657	21,681
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	549	194	355	(1,184)	—	(1,977)	165	2,142	958	1,313
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	107	22	85	(1)	—	—	56	56	55	140
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	1,104	392	712	(379)	—	(5,130)	730	5,860	5,481	6,193
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E ™)	—	—	—	(90)	—	—	—	—	(90)	(90)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	6,232	1,996	4,236	(8,550)	—	(19,300)	(6,747)	12,553	4,003	8,239
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	532	184	348	(3,671)	—	(4,835)	31	4,866	1,195	1,543
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	301	422	(121)	(7,622)	—	(9,193)	(207)	8,986	1,364	1,243
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	3,849	1,271	2,578	1,332	—	(7,165)	(3,106)	4,059	5,391	7,969
DWS Small Cap Index (AdvantEdge ™)	15	222	(207)	3,212	—	427	199	(228)	2,984	2,777
DWS Small Cap Index (AnnuiChoice II ™)	251	383	(132)	2,583	—	149	1,115	966	3,549	3,417
DWS Small Cap Index (AnnuiChoice ™)	387	559	(172)	10,587	—	6,520	3,900	(2,620)	7,967	7,795
DWS Small Cap Index (GrandMaster flex3 ™)	467	1,099	(632)	4,324	—	22,079	27,520	5,441	9,765	9,133
DWS Small Cap Index (Grandmaster ™)	224	279	(55)	3,741	—	2,750	1,630	(1,120)	2,621	2,566
DWS Small Cap Index (IQ3 ™)	584	1,336	(752)	(6,099)	—	(9,534)	10,639	20,173	14,074	13,322
DWS Small Cap Index (Pinnacle Plus ™)	12,051	14,705	(2,654)	(55,939)	—	16,451	14,491	(1,960)	(57,899)	(60,553)
DWS Small Cap Index VIP (Pinnacle IV ™)	2,556	5,016	(2,460)	62,823	—	108,147	92,836	(15,311)	47,512	45,052
DWS Small Cap Index VIP (Pinnacle V ™)	914	1,922	(1,008)	15,192	—	30,207	30,024	(183)	15,009	14,001
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	17,229	5,724	11,505	2,327	—	(20,124)	7,633	27,757	30,084	41,589
Pimco VIT All Asset (IQ Annuity ™)	7,969	2,376	5,593	2,082	—	5,330	17,823	12,493	14,575	20,168
Pimco VIT All Asset (Pinnacle ™)	4,203	1,174	3,029	(141)	—	(4,837)	2,982	7,819	7,678	10,707
Pimco VIT All Asset (AnnuiChoice II ™)	23,163	5,266	17,897	2,290	—	(18,270)	15,626	33,896	36,186	54,083

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT All Asset (AnnuiChoice ™)	$2,589	$578	$2,011	$(2,162)	$—	$(5,275)	$1,842	$7,117	$4,955	$6,966
Pimco VIT All Asset (GrandMaster flex3 ™)	11,915	3,796	8,119	264	—	(9,509)	11,603	21,112	21,376	29,495
Pimco VIT All Asset (Grandmaster ™)	64,224	17,922	46,302	2,971	—	(64,041)	44,682	108,723	111,694	157,996
Pimco VIT All Asset (Pinnacle IV ™)	85,303	25,612	59,691	1,505	—	(121,731)	31,770	153,501	155,006	214,697
Pimco VIT All Asset (Pinnacle Plus ™)	13,363	4,479	8,884	1,559	—	(7,459)	11,899	19,358	20,917	29,801
Pimco VIT All Asset (Pinnacle V ™)	24,359	7,721	16,638	741	—	(23,266)	17,391	40,657	41,398	58,036
Pimco VIT Commodity Real Return (Pinnacle ™)	12,984	1,423	11,561	1,198	—	(25,392)	(32,485)	(7,093)	(5,895)	5,666
Pimco VIT Commodity Real Return (Pinnacle IV ™)	41,272	10,274	30,998	(31,900)	—	(115,885)	(99,628)	16,257	(15,643)	15,355
Pimco VIT Commodity Real Return (Pinnacle V ™)	69,909	19,118	50,791	(23,547)	—	(189,171)	(175,892)	13,279	(10,268)	40,523
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	28,650	8,103	20,547	(8,194)	—	(82,710)	(77,722)	4,988	(3,206)	17,341
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	9,731	2,380	7,351	(2,373)	—	(21,650)	(15,320)	6,330	3,957	11,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	2,211	388	1,823	(1,677)	—	(6,496)	(5,310)	1,186	(491)	1,332
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	15,769	4,765	11,004	(8,818)	—	(53,801)	(33,690)	20,111	11,293	22,297
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	15,880	2,908	12,972	1,924	—	(18,720)	(29,808)	(11,088)	(9,164)	3,808
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	4,606	1,173	3,433	(385)	—	(8,844)	(10,055)	(1,211)	(1,596)	1,837
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E ™)	—	—	—	121	—	—	—	—	121	121
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	23,828	6,641	17,187	(9,085)	—	(62,325)	(56,717)	5,608	(3,477)	13,710
Pimco VIT Low Duration (AnnuiChoice II ™)	1,848	1,191	657	174	—	163	3,751	3,588	3,762	4,419
Pimco VIT Low Duration (AnnuiChoice ™)	518	283	235	589	—	274	708	434	1,023	1,258
Pimco VIT Low Duration (GrandMaster flex3 ™)	2,730	2,346	384	157	—	959	6,168	5,209	5,366	5,750
Pimco VIT Low Duration (Grandmaster™)	1,675	1,261	414	2,650	—	367	1,736	1,369	4,019	4,433
Pimco VIT Low Duration (IQ Annuity ™)	12,213	9,922	2,291	41	—	(4,676)	20,738	25,414	25,455	27,746
Pimco VIT Low Duration (Pinnacle ™)	729	566	163	90	—	717	2,183	1,466	1,556	1,719
Pimco VIT Low Duration (Pinnacle IV ™)	13,564	10,997	2,567	785	—	(6,980)	20,430	27,410	28,195	30,762
Pimco VIT Low Duration (AdvantEdge ™)	9,734	8,713	1,021	2,039	—	(3,147)	15,146	18,293	20,332	21,353
Pimco VIT Low Duration (Pinnacle Plus ™)	7,677	7,162	515	3,175	—	581	13,536	12,955	16,130	16,645
Pimco VIT Low Duration (Pinnacle V ™)	14,402	12,547	1,855	1,392	—	(5,798)	22,090	27,888	29,280	31,135
Pimco VIT Real Return (Pinnacle IV ™)	56,877	13,953	42,924	25,905	—	39,549	34,770	(4,779)	21,126	64,050
Pimco VIT Real Return (AdvantEdge ™)	12,457	3,269	9,188	560	—	3,879	7,359	3,480	4,040	13,228
Pimco VIT Real Return (AnnuiChoice II ™)	18,599	3,832	14,767	12,407	—	6,058	1,214	(4,844)	7,563	22,330
Pimco VIT Real Return (AnnuiChoice ™)	29,153	6,066	23,087	35,133	—	30,385	17,635	(12,750)	22,383	45,470
Pimco VIT Real Return (GrandMaster flex3 ™)	4,133	742	3,391	2,413	—	5,512	4,388	(1,124)	1,289	4,680
Pimco VIT Real Return (Grandmaster ™)	14,673	3,218	11,455	4,525	—	8,588	9,173	585	5,110	16,565
Pimco VIT Real Return (IQ Annuity ™)	16,645	4,005	12,640	4,210	—	19,086	21,084	1,998	6,208	18,848
Pimco VIT Real Return (Pinnacle ™)	12,954	4,874	8,080	7,845	—	8,050	7,186	(864)	6,981	15,061
Pimco VIT Real Return (Pinnacle Plus ™)	118,474	36,817	81,657	197,350	—	85,400	(30,118)	(115,518)	81,832	163,489
Pimco VIT Real Return (Pinnacle V ™)	90,641	22,098	68,543	21,154	—	55,432	56,721	1,289	22,443	90,986
Pimco VIT Total Return (Pinnacle V ™)	341,181	116,097	225,084	21,498	—	(98,263)	196,507	294,770	316,268	541,352
Pimco VIT Total Return (AdvantEdge ™)	191,523	69,132	122,391	13,661	—	(42,323)	134,476	176,799	190,460	312,851
Pimco VIT Total Return (AnnuiChoice II ™)	53,010	13,843	39,167	26,367	—	13,746	39,753	26,007	52,374	91,541
Pimco VIT Total Return (AnnuiChoice ™)	25,639	7,228	18,411	40,649	—	8,944	12,548	3,604	44,253	62,664

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3 ™)	$26,913	$8,998	$17,915	$2,699	$—	$(2,986)	$19,364	$22,350	$25,049	$42,964
Pimco VIT Total Return (Grandmaster ™)	45,806	14,235	31,571	5,987	—	(8,789)	33,339	42,128	48,115	79,686
Pimco VIT Total Return (IQ Annuity ™)	45,062	14,633	30,429	13,039	—	(1,537)	30,227	31,764	44,803	75,232
Pimco VIT Total Return (Pinnacle ™)	42,136	13,654	28,482	4,854	—	(11,806)	29,765	41,571	46,425	74,907
Pimco VIT Total Return (Pinnacle IV ™)	55,439	18,140	37,299	9,673	—	(20,870)	24,123	44,993	54,666	91,965
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	296	26	270	—	—	—	(211)	(211)	(211)	59
Pimco VIT Total Return (Pinnacle Plus ™)	95,452	34,093	61,359	15,345	—	(24,210)	39,460	63,670	79,015	140,374
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	527	321	206	(2,426)	—	(1,723)	—	1,723	(703)	(497)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	2,099	936	1,163	(6,510)	—	(3,864)	—	3,864	(2,646)	(1,483)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	2,485	956	1,529	(5,549)	—	(2,400)	(1)	2,399	(3,150)	(1,621)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	262	183	79	(739)	—	(557)	—	557	(182)	(103)
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	763	397	366	(1,574)	—	(606)	—	606	(968)	(602)
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	549	286	263	(1,271)	—	(577)	(1)	576	(695)	(432)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	583	302	281	(1,599)	—	(846)	1	847	(752)	(471)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	105	68	37	(155)	—	(25)	—	25	(130)	(93)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	1,691	1,057	634	(9,198)	—	(7,318)	1	7,319	(1,879)	(1,245)
Guggenheim VT Global Managed Future Strategy (Pinnacle ™)	—	219	(219)	(1,200)	—	(737)	(318)	419	(781)	(1,000)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV ™)	—	370	(370)	(2,306)	—	(397)	(1,730)	(1,333)	(3,639)	(4,009)
Guggenheim VT Global Managed Future Strategy (Pinnacle V ™)	—	2,806	(2,806)	(10,257)	—	(15,327)	(27,318)	(11,991)	(22,248)	(25,054)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	—	1,949	(1,949)	(740)	—	(7,514)	(21,009)	(13,495)	(14,235)	(16,184)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	—	214	(214)	(1,228)	—	(1,439)	(2,434)	(995)	(2,223)	(2,437)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	—	86	(86)	(389)	—	(1,261)	(1,910)	(649)	(1,038)	(1,124)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	—	2	(2)	(3)	—	(15)	(33)	(18)	(21)	(23)
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)	—	182	(182)	(932)	—	(375)	(955)	(580)	(1,512)	(1,694)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	—	955	(955)	(8,815)	—	(11,625)	(10,649)	976	(7,839)	(8,794)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	787	1,934	(1,147)	4,198	—	8,257	5,860	(2,397)	1,801	654
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	649	1,153	(504)	6,086	—	5,310	216	(5,094)	992	488
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	1,175	1,127	48	(111)	—	(296)	705	1,001	890	938
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	202	396	(194)	55	—	1,767	2,024	257	312	118
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	575	1,096	(521)	5,063	—	4,949	816	(4,133)	930	409
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	448	1,239	(791)	1,983	—	8,644	8,068	(576)	1,407	616
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	953	2,033	(1,080)	1,640	—	12,815	13,411	596	2,236	1,156
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	443	908	(465)	1,755	—	1,201	429	(772)	983	518
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	1,226	3,437	(2,211)	417	—	4,106	6,871	2,765	3,182	971
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	1,186	2,610	(1,424)	5,995	—	11,249	7,569	(3,680)	2,315	891
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	—	651	(651)	(1,441)	—	(3,468)	(24)	3,444	2,003	1,352
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	—	547	(547)	(1,271)	—	(5,969)	(2,693)	3,276	2,005	1,458
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	—	16	(16)	412	—	478	146	(332)	80	64
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	—	4	(4)	—	—	—	23	23	23	19
Guggenheim VT U.S. Long Short Momentum (Grandmaster ™)	—	13	(13)	(21)	—	(99)	(35)	64	43	30

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	$—	$99	$(99)	$957	$—	$748	$—	$(748)	$209	$110
Guggenheim VT U.S. Long Short Momentum (Pinnacle ™)	—	64	(64)	44	—	414	575	161	205	141
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	—	224	(224)	235	—	400	838	438	673	449
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	—	848	(848)	(261)	—	(1,369)	1,070	2,439	2,178	1,330
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	—	917	(917)	3,933	—	2,162	1,265	(897)	3,036	2,119
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	576	507	69	134	—	136	212	76	210	279
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	972	921	51	49	—	239	532	293	342	393
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	3,041	2,776	265	133	—	—	1,036	1,036	1,169	1,434
iShares Barclays Intermediate Credit Bond ETF (Varoom)	61	38	23	2	—	35	117	82	84	107
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	303	281	22	79	—	148	495	347	426	448
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	338	375	(37)	21	—	—	189	189	210	173
iShares Barclays TIPS Bond ETF (Varoom)	50	41	9	5	—	166	250	84	89	98
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	347	392	(45)	44	—	165	664	499	543	498
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	114	124	(10)	3	—	—	151	151	154	144
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	1,238	1,280	(42)	160	—	—	1,363	1,363	1,523	1,481
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	550	280	270	46	—	(62)	283	345	391	661
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,963	801	1,162	244	—	189	1,149	960	1,204	2,366
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	1,478	656	822	52	—	—	860	860	912	1,734
iShares S&P 500 Growth Index ETF (Varoom)	446	708	(262)	65	—	32	2,610	2,578	2,643	2,381
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	2,347	3,146	(799)	2,541	—	(621)	12,164	12,785	15,326	14,527
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	148	198	(50)	47	—	134	783	649	696	646
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	247	142	105	—	—	—	585	585	585	690
iShares Core S&P 500 Index ETF (Varoom)	962	1,033	(71)	235	—	726	3,881	3,155	3,390	3,319
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	19,168	21,806	(2,638)	9,314	—	(17,827)	82,722	100,549	109,863	107,225
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	805	991	(186)	256	—	(135)	4,004	4,139	4,395	4,209
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	179	109	70	6	—	—	256	256	262	332
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	54,653	45,846	8,807	18,591	—	—	52,639	52,639	71,230	80,037
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	2,232	2,065	167	173	—	—	412	412	585	752
iShares S&P 500 Value Index ETF (Varoom)	52	39	13	2	—	(60)	230	290	292	305
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	904	921	(17)	219	—	143	4,957	4,814	5,033	5,016
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	192	201	(9)	42	—	134	1,026	892	934	925
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	2,516	2,202	314	260	—	—	6,110	6,110	6,370	6,684
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	936	873	63	41	—	—	1,359	1,359	1,400	1,463
iShares Core S&P MidCap Index ETF (Varoom)	404	610	(206)	—	—	(2,263)	1,836	4,099	4,099	3,893
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	3,959	6,485	(2,526)	1,483	—	(13,918)	25,140	39,058	40,541	38,015
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,115	1,862	(747)	288	—	(630)	5,834	6,464	6,752	6,005
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	23	12	11	—	—	—	85	85	85	96
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	10,703	12,089	(1,386)	969	—	—	45,432	45,432	46,401	45,015
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	485	641	(156)	11	—	—	1,724	1,724	1,735	1,579
iShares Core S&P Small Cap Index ETF (Varoom)	345	467	(122)	38	—	(755)	1,830	2,585	2,623	2,501

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	$2,285	$3,224	$(939)	$1,172	$—	$(1,650)	$14,582	$16,232	$17,404	$16,465
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	605	866	(261)	111	—	(296)	1,783	2,079	2,190	1,929
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	15	7	8	1	—	—	48	48	49	57
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	6,281	6,233	48	634	—	—	19,808	19,808	20,442	20,490
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	304	361	(57)	1	—	—	707	707	708	651
iShares S&P Citigroup International Treasury Bond (Varoom)	326	297	29	15	—	(656)	(226)	430	445	474
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	2,894	3,220	(326)	164	—	(3,855)	585	4,440	4,604	4,278
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	224	258	(34)	53	—	(62)	201	263	316	282
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	3	6	(3)	—	—	—	44	44	44	41
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	3,394	6,403	(3,009)	740	—	—	16,445	16,445	17,185	14,176
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	203	351	(148)	56	—	175	830	655	711	563
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	5,426	5,778	(352)	864	—	1,472	15,451	13,979	14,843	14,491
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	88	62	26	2	—	—	291	291	293	319
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	3,933	3,408	525	136	—	—	2,879	2,879	3,015	3,540
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	565	263	302	(42)	—	(5,066)	(901)	4,165	4,123	4,425
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	2,419	1,429	990	(307)	—	(1,963)	3,048	5,011	4,704	5,694
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	154	63	91	3	—	—	708	708	711	802
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	423	337	86	(49)	—	—	1,020	1,020	971	1,057
Vanguard Tax-Managed International ETF (Varoom)	569	167	402	(16)	—	(3,147)	(102)	3,045	3,029	3,431
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	8,736	3,262	5,474	(1,832)	—	(16,393)	4,058	20,451	18,619	24,093
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	234	194	40	(132)	—	(771)	585	1,356	1,224	1,264
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	20	6	14	—	—	—	113	113	113	127
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	14,262	5,973	8,289	(283)	—	—	37,034	37,034	36,751	45,040
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	113	29	84	7	—	—	65	65	72	156
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	827	597	230	224	—	5	1,172	1,167	1,391	1,621
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,033	711	322	121	—	136	1,752	1,616	1,737	2,059
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	110	53	57	3	—	—	9	9	12	69
Vanguard Large-Cap Index ETF (Varoom)	192	372	(180)	58	—	(30)	994	1,024	1,082	902
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,326	2,612	(286)	697	—	(340)	7,375	7,715	8,412	8,126
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	1,381	1,289	92	36	—	—	2,003	2,003	2,039	2,131
Vanguard Mega Cap Index ETF (Varoom)	548	674	(126)	183	—	1,463	4,123	2,660	2,843	2,717
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	250	291	(41)	112	—	104	1,377	1,273	1,385	1,344
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	589	593	(4)	48	—	—	541	541	589	585
Vanguard REIT Index ETF (Varoom)	89	44	45	8	—	100	386	286	294	339
Vanguard REIT Index ETF (Varoom GLWB 2)	1,167	786	381	446	—	105	1,716	1,611	2,057	2,438
Vanguard REIT Index ETF (Varoom GLWB 3)*	122	59	63	(1)	—	—	(48)	(48)	(49)	14
Vanguard REIT Index ETF (Varoom GLWB 5)*	953	554	399	76	—	—	550	550	626	1,025
Vanguard Total Bond Market Index ETF (Varoom)	679	509	170	46	—	579	668	89	135	305
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	29,986	22,392	7,594	8,994	—	23,456	20,180	(3,276)	5,718	13,312
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	10,470	8,046	2,424	1,935	—	1,623	504	(1,119)	816	3,240
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	153	41	112	—	—	—	(173)	(173)	(173)	(61)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2012

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	$65,792	$44,002	$21,790	$6,940	$—	$—	$(20,513)	$(20,513)	$(13,573)	$8,217
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	4,923	3,640	1,283	158	—	—	(613)	(613)	(455)	828
Vanguard VI Money Market (Varoom GLWB 3)*	18	278	(260)	—	—	—	—	—	—	(260)
Vanguard VI Money Market (Varoom GLWB 5)*	1	22	(21)	—	—	—	—	—	—	(21)
Vanguard Short Term Bond ETF (Varoom)*	31	27	4	2	—	—	2,250	2,250	2,252	2,256
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	69	15	54	—	—	—	(34)	(34)	(34)	20

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$763	$(2,182)	$29,135	$27,716	$19,000	$(2,254)	$(297)	$(2,789)	$13,660	$41,376	$245,358	$286,734	1,883	(484)	(14)	1,385
Touchstone Aggressive ETF (AnnuiChoice ™)	779	(7,587)	41,716	34,908	100	(56,280)	(135,860)	(170)	(192,210)	(157,302)	374,514	217,212	8	(4,699)	(10,701)	(15,392)
Touchstone Aggressive ETF (AnnuiChoice II ™)	1,777	89,614	(32,737)	58,654	750	(154,187)	(144,185)	(545)	(298,167)	(239,513)	661,596	422,083	50	(10,694)	(9,556)	(20,200)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	533	(7,188)	54,783	48,128	3,000	(79,934)	437	(305)	(76,802)	(28,674)	465,550	436,876	252	(6,651)	35	(6,364)
Touchstone Aggressive ETF (Grandmaster ™)	(29)	22,498	10,704	33,173	2,200	(131,540)	(43,060)	(134)	(172,534)	(139,361)	342,081	202,720	182	(11,081)	(3,121)	(14,020)
Touchstone Aggressive ETF (IQ Annuity ™)	1,345	10,280	38,878	50,503	5,920	(56,450)	1,854	(392)	(49,068)	1,435	463,295	464,730	488	(4,571)	151	(3,932)
Touchstone Aggressive ETF (Pinnacle ™)	(142)	14,350	2,722	16,930	800	(16,427)	(68,155)	(173)	(83,955)	(67,025)	172,673	105,648	64	(1,364)	(5,515)	(6,815)
Touchstone Aggressive ETF (Pinnacle IV ™)	2,395	115,515	18,719	136,629	6,208	(318,717)	(44,261)	(586)	(357,356)	(220,727)	1,386,731	1,166,004	504	(27,180)	(3,045)	(29,721)
Touchstone Aggressive ETF (Pinnacle Plus ™)	292	6,884	8,890	16,066	—	(17,433)	23,892	(249)	6,210	22,276	145,986	168,262	—	(1,497)	2,037	540
Touchstone Aggressive ETF (Pinnacle V ™)	382	44,262	13,927	58,571	15,822	(39,526)	(96,417)	(5,416)	(125,537)	(66,966)	572,036	505,070	1,093	(3,039)	(6,469)	(8,415)
Touchstone Baron Small Cap Growth (Pinnacle ™)	266,221	57,427	(64,110)	259,538	13,924	(107,909)	(20,428)	(284)	(114,697)	144,841	1,537,546	1,682,387	383	(2,861)	(585)	(3,063)
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	247,380	172,362	(169,385)	250,357	23,328	(364,121)	(12,918)	(853)	(354,564)	(104,207)	1,642,745	1,538,538	1,039	(17,069)	(547)	(16,577)
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	2,263	128	(820)	1,571	—	(10,407)	22,070	(18)	11,645	13,216	—	13,216	—	—	323	323
Touchstone Baron Small Cap Growth (Pinnacle V ™)	293,836	90,405	(124,206)	260,035	138,317	(295,564)	171,471	(1,821)	12,403	272,438	1,324,645	1,597,083	12,016	(24,845)	16,325	3,496
Touchstone Baron Small Cap Growth (AdvantEdge ™)	88,429	33,259	(36,523)	85,165	23,515	(52,522)	(7,785)	(1,640)	(38,432)	46,733	507,985	554,718	1,858	(4,352)	(516)	(3,010)
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	178,133	251,928	(228,835)	201,226	—	(340,126)	(307,531)	(665)	(648,322)	(447,096)	1,413,376	966,280	4	(23,582)	(23,290)	(46,868)
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	58,944	115,571	(81,757)	92,758	3,400	(419,996)	190,792	(133)	(225,937)	(133,179)	504,751	371,572	155	(18,558)	9,128	(9,275)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	60,903	(10,858)	16,555	66,600	90	(161,729)	(100,200)	(225)	(262,064)	(195,464)	564,517	369,053	5	(8,283)	(5,213)	(13,491)
Touchstone Baron Small Cap Growth (Grandmaster ™)	15,528	23,652	(11,995)	27,185	—	(17,738)	(126,662)	(79)	(144,479)	(117,294)	216,943	99,649	—	(994)	(7,163)	(8,157)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	189,156	(36,903)	34,632	186,885	2,527	(87,417)	(72,978)	(330)	(158,198)	28,687	1,137,384	1,166,071	122	(4,142)	(3,542)	(7,562)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E ™)	—	(13)	—	(13)	13,469	(13,456)	—	—	13	—	—	—	1,020	(1,020)	—	—
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	74,921	50,905	(40,282)	85,544	—	(92,626)	(144,007)	(713)	(237,346)	(151,802)	635,040	483,238	—	(4,529)	(7,412)	(11,941)
Touchstone Conservative ETF (AdvantEdge ™)	1,674	443	2,456	4,573	—	(200)	2,682	(818)	1,664	6,237	90,772	97,009	—	(90)	236	146
Touchstone Conservative ETF (AnnuiChoice II ™)	7,762	41,619	(21,573)	27,808	750	(20,068)	(159,826)	(2,891)	(182,035)	(154,227)	547,415	393,188	59	(1,789)	(12,343)	(14,073)
Touchstone Conservative ETF (AnnuiChoice ™)	281	2,559	(1,278)	1,562	—	(15,951)	1,211	(17)	(14,757)	(13,195)	26,563	13,368	—	(1,187)	96	(1,091)
Touchstone Conservative ETF (GrandMaster flex3 ™)	13,444	16,019	9,667	39,130	—	(56,560)	(14,981)	(140)	(71,681)	(32,551)	808,372	775,821	—	(4,502)	(1,212)	(5,714)
Touchstone Conservative ETF (Grandmaster ™)	5,036	1,488	4,778	11,302	—	(6,505)	30,095	(52)	23,538	34,840	209,629	244,469	—	(548)	2,362	1,814
Touchstone Conservative ETF (IQ Annuity ™)	33,755	13,862	49,110	96,727	3,400	(198,965)	66,579	(1,019)	(130,005)	(33,278)	1,902,385	1,869,107	266	(15,638)	5,213	(10,159)
Touchstone Conservative ETF (Pinnacle ™)	10,492	3,205	8,381	22,078	—	(33,726)	108,616	(114)	74,776	96,854	400,190	497,044	—	(2,627)	8,409	5,782
Touchstone Conservative ETF (Pinnacle IV ™)	53,117	103,354	(880)	155,591	200	(408,832)	(46,873)	(580)	(456,085)	(300,494)	3,211,281	2,910,787	16	(32,237)	(3,745)	(35,966)
Touchstone Conservative ETF (Pinnacle Plus ™)	32,600	16,404	41,401	90,405	63,851	(56,275)	(39,743)	(853)	(33,020)	57,385	1,879,434	1,936,819	5,022	(4,598)	(3,215)	(2,791)
Touchstone Conservative ETF Fund (Pinnacle V ™)	68,269	57,949	38,017	164,235	32,751	(202,802)	572,703	(13,726)	388,926	553,161	3,127,990	3,681,151	2,615	(16,986)	44,933	30,562
Touchstone Core Bond (AdvantEdge ™)	9,186	562	(2,885)	6,863	4,508	—	25,277	(1,998)	27,787	34,650	175,692	210,342	367	(160)	2,034	2,241
Touchstone Core Bond (AnnuiChoice II ™)	3,896	5,121	(5,094)	3,923	—	(19,822)	(20,063)	(231)	(40,116)	(36,193)	120,144	83,951	—	(1,494)	(1,517)	(3,011)
Touchstone Core Bond (AnnuiChoice ™)	11,111	38,510	(27,941)	21,680	—	(272,734)	(58,238)	(847)	(331,819)	(310,139)	582,665	272,526	—	(17,307)	(3,759)	(21,066)
Touchstone Core Bond (GrandMaster flex3 ™)	8,069	14,503	(14,881)	7,691	36,358	(64,218)	(91,754)	(191)	(119,805)	(112,114)	304,328	192,214	2,533	(4,491)	(6,531)	(8,489)
Touchstone Core Bond (Grandmaster ™)	14,248	67,585	(51,377)	30,456	4,100	(429,069)	(14,196)	(121)	(439,286)	(408,830)	815,236	406,406	292	(31,784)	136	(31,356)
Touchstone Core Bond (IQ Annuity ™)	6,703	3,495	(4,815)	5,383	—	(9,304)	2,733	(273)	(6,844)	(1,461)	151,933	150,472	—	(649)	175	(474)
Touchstone Core Bond (Pinnacle ™)	6,691	10,201	(8,494)	8,398	—	(41,029)	(116,826)	(239)	(158,094)	(149,696)	313,681	163,985	—	(2,836)	(8,029)	(10,865)
Touchstone Core Bond (Pinnacle IV ™)	60,358	84,051	(81,254)	63,155	—	(342,045)	(204,808)	(332)	(547,185)	(484,030)	1,916,538	1,432,508	—	(23,537)	(14,199)	(37,736)
Touchstone Core Bond (Pinnacle Plus II Reduced M&E ™)*	508	16	(229)	295	—	(716)	10,693	—	9,977	10,272	—	10,272	—	—	688	688
Touchstone Core Bond (Pinnacle Plus ™)	18,518	5,132	(6,615)	17,035	—	(75,286)	(97,258)	(266)	(172,810)	(155,775)	589,807	434,032	—	(5,689)	(7,396)	(13,085)
Touchstone Core Bond (PinnacleV ™)	52,501	42,493	(53,465)	41,529	26,346	(72,408)	63,063	(4,277)	12,724	54,253	1,136,602	1,190,855	2,042	(5,948)	4,891	985
Touchstone Enhanced ETF (AdvantEdge ™)	(1,422)	(6,989)	28,805	20,394	2,250	(3,700)	(713)	(1,823)	(3,986)	16,408	165,598	182,006	234	(584)	(31)	(381)
Touchstone Enhanced ETF (AnnuiChoice II ™)	(613)	4,808	15,887	20,082	1,830	(3,044)	(11,053)	(483)	(12,750)	7,332	159,764	167,096	130	(248)	(761)	(879)
Touchstone Enhanced ETF (AnnuiChoice ™)	(855)	1,902	52,629	53,676	—	(682)	(1,500)	(349)	(2,531)	51,145	415,606	466,751	—	(87)	(130)	(217)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	(6,732)	22,919	81,273	97,460	5,180	(153,885)	168	(467)	(149,004)	(51,544)	863,891	812,347	450	(13,565)	13	(13,102)
Touchstone Enhanced ETF (Grandmaster ™)	(786)	5,246	21,602	26,062	—	(15,401)	61,957	(95)	46,461	72,523	191,643	264,166	—	(1,316)	5,265	3,949
Touchstone Enhanced ETF (IQ Annuity ™)	(3,505)	(64,896)	124,282	55,881	1,500	(84,670)	—	(226)	(83,396)	(27,515)	460,423	432,908	129	(7,101)	—	(6,972)
Touchstone Enhanced ETF (Pinnacle ™)	(3,741)	14,665	66,556	77,480	—	(41,882)	673	(116)	(41,325)	36,155	626,377	662,532	—	(3,527)	60	(3,467)
Touchstone Enhanced ETF (Pinnacle IV ™)	(7,427)	79,609	41,767	113,949	16,412	(295,626)	18,849	(327)	(260,692)	(146,743)	1,031,542	884,799	1,395	(26,266)	2,255	(22,616)
Touchstone Enhanced ETF (Pinnacle Plus ™)	(2,770)	2,831	36,428	36,489	—	(4,533)	7,034	(485)	2,016	38,505	295,960	334,465	—	(440)	641	201
Touchstone Enhanced ETF (Pinnacle V ™)	(2,711)	6,959	37,527	41,775	—	(20,093)	14,585	(159)	(5,667)	36,108	338,053	374,161	—	(1,455)	1,074	(381)
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	54	6,312	16,738	23,104	—	(15,617)	—	(657)	(16,274)	6,830	222,509	229,339	—	(1,103)	—	(1,103)

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	$(1,342)	$12,120	$40,482	$51,260	$—	$(27,960)	$—	$(120)	$(28,080)	$23,180	$505,940	$529,120	—	(1,914)	—	(1,914)
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	(1,594)	3,568	48,756	50,730	—	—	—	(90)	(90)	50,640	499,468	550,108	—	(6)	—	(6)
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	1,629	2,212	2,116	5,957	—	(9,809)	—	(67)	(9,876)	(3,919)	133,877	129,958	—	(789)	—	(789)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	4,487	6,591	7,250	18,328	—	(27,248)	—	(60)	(27,308)	(8,980)	420,121	411,141	—	(2,187)	—	(2,187)
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	(2,893)	56,982	152,027	206,116	—	(170,841)	—	(120)	(170,961)	35,155	2,756,841	2,791,996	—	(12,622)	—	(12,622)
Touchstone GMAB Moderate ETF(Pinnacle V ™)	(3,818)	17,951	133,166	147,299	—	(24,289)	—	(120)	(24,409)	122,890	1,949,656	2,072,546	—	(1,770)	—	(1,770)
Touchstone High Yield (AdvantEdge ™)	1,659	20	1,593	3,272	—	(1,431)	—	—	(1,431)	1,841	28,864	30,705	—	(106)	—	(106)
Touchstone High Yield (AnnuiChoice II ™)	1,302	29	(21)	1,310	—	(51)	11,289	(33)	11,205	12,515	8,138	20,653	—	(6)	775	769
Touchstone High Yield (AnnuiChoice ™)	12,614	17,164	(802)	28,976	—	(69,543)	—	(462)	(70,005)	(41,029)	256,860	215,831	—	(3,416)	—	(3,416)
Touchstone High Yield (GrandMaster flex3 ™)	10,821	6,144	4,830	21,795	—	(22,742)	1,353	(136)	(21,525)	270	198,970	199,240	—	(1,238)	70	(1,168)
Touchstone High Yield (Grandmaster ™)	6,661	11,452	(2,976)	15,137	—	(26,152)	(10,931)	(44)	(37,127)	(21,990)	143,637	121,647	—	(1,700)	(689)	(2,389)
Touchstone High Yield (IQ Annuity ™)	13,096	17,916	(5,990)	25,022	—	(72,526)	2,305	(268)	(70,489)	(45,467)	279,786	234,319	—	(3,913)	110	(3,803)
Touchstone High Yield (Pinnacle ™)	33,719	7,722	44,311	85,752	4,683	(311,217)	(34,084)	(379)	(340,997)	(255,245)	882,442	627,197	240	(16,698)	(1,785)	(18,243)
Touchstone High Yield (Pinnacle IV ™)	111,661	148,199	(10,782)	249,078	16,442	(577,929)	58,084	(665)	(504,068)	(254,990)	2,340,086	2,085,096	894	(31,338)	3,269	(27,175)
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	281	13	53	347	—	(240)	4,526	—	4,286	4,633	—	4,633	—	—	234	234
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	—	—	—	12,863	(12,864)	—	—	(1)	(1)	1	—	1,119	(1,119)	—	—
Touchstone High Yield (Pinnacle Plus ™)	25,103	1,826	27,045	53,974	300	(77,535)	74,685	(538)	(3,088)	50,886	431,705	482,591	18	(4,778)	4,822	62
Touchstone High Yield (PinnacleV ™)	31,378	6,749	20,091	58,218	22,660	(27,467)	42,187	(499)	36,881	95,099	468,166	563,265	1,811	(2,174)	3,361	2,998
Touchstone Large Cap Core Equity (AdvantEdge ™)	159	523	5,607	6,289	9,140	(23)	7,091	(502)	15,706	21,995	56,055	78,050	901	(51)	701	1,551
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	198	2,509	3,846	6,553	—	(9,896)	18,957	(267)	8,794	15,347	47,684	63,031	—	(901)	1,811	910
Touchstone Large Cap Core Equity (AnnuiChoice ™)	138	2,653	2,876	5,667	—	(15,369)	(4,326)	(74)	(19,769)	(14,102)	55,154	41,052	—	(1,232)	(340)	(1,572)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(58)	4,835	1,793	6,570	—	(12,565)	3,254	(69)	(9,380)	(2,810)	63,890	61,080	—	(960)	250	(710)
Touchstone Large Cap Core Equity (Grandmaster ™)	(2,897)	36,316	20,781	54,200	—	(391,470)	(4,238)	(25)	(395,733)	(341,533)	524,112	182,579	—	(31,723)	682	(31,041)
Touchstone Large Cap Core Equity (IQ Annuity ™)	(83)	(5,329)	41,054	35,642	2,380	(85,130)	(2,646)	(203)	(85,599)	(49,957)	358,160	308,203	191	(6,900)	(226)	(6,935)
Touchstone Large Cap Core Equity (Pinnacle ™)	2,251	39,054	116,606	157,911	15,798	(144,198)	(116,375)	(632)	(245,407)	(87,496)	1,561,554	1,474,058	1,218	(11,170)	(8,981)	(18,933)
Touchstone Large Cap Core Equity (Pinnacle IV ™)	(1,510)	176,055	(48,216)	126,329	6,905	(247,132)	(178,954)	(461)	(419,642)	(293,313)	1,268,401	975,088	524	(19,102)	(13,722)	(32,300)
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	216	(23)	296	489	—	(9,654)	46,818	(31)	37,133	37,622	—	37,622	—	—	2,817	2,817
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	(500)	8,284	23,947	31,731	—	(20,372)	(13,251)	(332)	(33,955)	(2,224)	321,793	319,569	—	(1,556)	(1,029)	(2,585)
Touchstone Large Cap Core Equity (PinnacleV ™)	(807)	56,812	4,391	60,396	22,953	(303,700)	2,798	(1,080)	(279,029)	(218,633)	630,192	411,559	2,594	(34,022)	332	(31,096)
Touchstone Mid Cap Growth (AdvantEdge ™)	(259)	287	2,554	2,582	—	(700)	33,698	(38)	32,960	35,542	7,701	43,243	—	(70)	3,222	3,152
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(1,356)	(2,552)	23,755	19,847	—	(904)	(5,700)	(488)	(7,092)	12,755	110,765	123,520	—	(116)	(506)	(622)
Touchstone Mid Cap Growth (AnnuiChoice ™)	(1,091)	(4,122)	25,958	20,745	—	(34,350)	(18)	(59)	(34,427)	(13,682)	117,909	104,227	—	(1,785)	(1)	(1,786)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(3,350)	(47,250)	94,642	44,042	225	(55,020)	(18,507)	(102)	(73,404)	(29,362)	255,716	226,354	12	(2,997)	(977)	(3,962)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,346)	19,785	(210)	18,229	2,146	(8,501)	(124,668)	(68)	(131,091)	(112,862)	217,179	104,317	141	(564)	(9,109)	(9,532)
Touchstone Mid Cap Growth (IQ Annuity ™)	(3,732)	(10,204)	54,536	40,600	—	(13,715)	(3,070)	(165)	(16,950)	23,650	229,635	253,285	—	(716)	(173)	(889)
Touchstone Mid Cap Growth (Pinnacle ™)	(4,495)	40,980	10,899	47,384	—	(43,663)	20,573	(140)	(23,230)	24,154	278,919	303,073	—	(2,437)	972	(1,465)
Touchstone Mid Cap Growth (Pinnacle IV ™)	(16,561)	246,850	(34,069)	196,220	12,234	(485,470)	75,108	(548)	(398,676)	(202,456)	1,164,147	961,691	710	(28,200)	4,696	(22,794)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	(279)	(6)	935	650	2,362	—	33,935	(54)	36,243	36,893	—	36,893	—	(5)	3,282	3,277
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(23,750)	101,838	177,569	255,657	406	(99,987)	963,802	(1,246)	862,975	1,118,632	655,677	1,774,309	23	(5,637)	59,710	54,096
Touchstone Mid Cap Growth (PinnacleV ™)	(2,641)	40,639	(1,969)	36,029	12,288	(107,403)	(775)	(124)	(96,014)	(59,985)	230,991	171,006	1,306	(11,051)	(220)	(9,965)
Touchstone Moderate ETF (AdvantEdge ™)	5,953	7,259	50,791	64,003	147,738	(723)	3,543	(8,707)	141,851	205,854	762,808	968,662	13,271	(861)	379	12,789
Touchstone Moderate ETF (AnnuiChoice II ™)	6,821	19,313	41,065	67,199	9,204	(13,266)	(55,129)	(2,590)	(61,781)	5,418	815,445	820,863	825	(1,444)	(5,180)	(5,799)
Touchstone Moderate ETF (AnnuiChoice ™)	3,066	40,666	(2,614)	41,118	—	(103,507)	(46,443)	(169)	(150,119)	(109,001)	500,625	391,624	—	(7,848)	(3,600)	(11,448)
Touchstone Moderate ETF (GrandMaster flex3 ™)	1,921	930	85,719	88,570	4,800	(286,600)	(61,228)	(613)	(343,641)	(255,071)	1,253,930	998,859	386	(23,528)	(4,861)	(28,003)
Touchstone Moderate ETF (Grandmaster ™)	915	1,521	8,925	11,361	240	(1,522)	1,831	(19)	530	11,891	132,778	144,669	19	(123)	156	52
Touchstone Moderate ETF (IQ Annuity ™)	5,931	19,437	103,770	129,138	1,000	(222,049)	(5,809)	(1,180)	(228,038)	(98,900)	1,592,095	1,493,195	80	(17,545)	(495)	(17,960)
Touchstone Moderate ETF (Pinnacle ™)	3,566	6,234	39,598	49,398	—	(26,284)	(47,797)	(198)	(74,279)	(24,881)	625,540	600,659	—	(2,091)	(3,887)	(5,978)
Touchstone Moderate ETF (Pinnacle IV ™)	13,556	72,229	286,216	372,001	15,500	(1,189,860)	(15,166)	(827)	(1,190,353)	(818,352)	4,913,368	4,095,016	1,211	(95,772)	(645)	(95,206)
Touchstone Moderate ETF (Pinnacle Plus II Reduced M&E ™)*	127	11	269	407	—	(1,019)	13,202	—	12,183	12,590	—	12,590	—	—	966	966
Touchstone Moderate ETF (Pinnacle Plus ™)	5,985	44,983	106,832	157,800	—	(160,379)	95,663	(2,586)	(67,302)	90,498	1,967,320	2,057,818	—	(13,284)	7,851	(5,433)
Touchstone Moderate ETF (Pinnacle V ™)	6,472	59,153	69,528	135,153	20,154	(167,081)	44,723	(6,389)	(108,593)	26,560	1,660,509	1,687,069	1,880	(16,202)	4,356	(9,966)
Touchstone Money Market (AdvantEdge ™)	(8,001)	—	(2)	(8,003)	34,258	(27,355)	558,600	(163)	565,340	557,337	229,206	786,543	3,576	(2,858)	57,866	58,584
Touchstone Money Market (AnnuiChoice II ™)	(4,356)	—	(2)	(4,358)	91,088	(86,388)	8,664	(200)	13,164	8,806	310,466	319,272	9,345	(8,958)	896	1,283
Touchstone Money Market (AnnuiChoice ™)	(7,355)	—	(6)	(7,361)	80	(306,324)	(124,369)	(1,347)	(431,960)	(439,321)	961,538	522,217	7	(27,553)	(11,188)	(38,734)
Touchstone Money Market (GrandMaster flex3™)	(10,735)	—	(4)	(10,739)	24,952	(128,603)	(24,868)	(369)	(128,888)	(139,627)	589,225	449,598	2,388	(12,341)	(2,632)	(12,585)
Touchstone Money Market (Grandmaster ™)	(40,551)	—	(25)	(40,576)	30,993	(486,543)	(549,767)	(1,404)	(1,006,721)	(1,047,297)	3,348,125	2,300,828	2,910	(46,197)	(51,277)	(94,564)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (IQ3 ™)	$(33,300)	$—	$(11)	$(33,311)	$61,999	$(233,765)	$44,449	$(1,063)	$(128,380)	$(161,691)	$1,604,539	$1,442,848	5,788	(21,991)	3,127	(13,076)
Touchstone Money Market (Pinnacle ™)	(35,570)	—	(22)	(35,592)	35,707	(1,177,187)	429,891	(1,578)	(713,167)	(748,759)	3,060,880	2,312,121	3,354	(110,574)	40,452	(66,768)
Touchstone Money Market (Pinnacle IV ™)	(59,687)	—	(30)	(59,717)	80,629	(838,056)	705,933	(3,913)	(55,407)	(115,124)	4,385,723	4,270,599	7,655	(79,801)	67,221	(4,925)
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	(268)	—	—	(268)	—	—	28,611	(4)	28,607	28,339	—	28,339	—	—	2,669	2,669
Touchstone Money Market (Pinnacle Plus Reduced M&E ™)	(5)	—	—	(5)	—	—	2,461	—	2,461	2,456	—	2,456	—	—	252	252
Touchstone Money Market (Pinnacle Plus ™)	(11,677)	—	(7)	(11,684)	—	(67,022)	(81,703)	(1,129)	(149,854)	(161,538)	1,075,329	913,791	—	(7,124)	(8,066)	(15,190)
Touchstone Money Market (Pinnacle V ™)	(13,672)	—	(5)	(13,677)	102,080	(302,760)	705,605	(304)	504,621	490,944	722,336	1,213,280	10,735	(32,053)	74,199	52,881
Touchstone Third Avenue Value (AdvantEdge ™)	(4,213)	973	53,248	50,008	—	(9,037)	(6,215)	(1,829)	(17,081)	32,927	273,074	306,001	—	(1,217)	(681)	(1,898)
Touchstone Third Avenue Value (AnnuiChoice II ™)	(3,611)	20,869	40,425	57,683	750	(14,762)	(85,947)	(678)	(100,637)	(42,954)	367,520	324,566	84	(1,645)	(9,881)	(11,442)
Touchstone Third Avenue Value (AnnuiChoice ™)	(5,179)	44,105	40,169	79,095	51,315	(147,989)	(88,046)	(639)	(185,359)	(106,264)	517,993	411,729	3,371	(9,770)	(5,694)	(12,093)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	(11,532)	(145,884)	284,693	127,277	—	(123,564)	(121,883)	(388)	(245,835)	(118,558)	809,266	690,708	—	(8,220)	(8,303)	(16,523)
Touchstone Third Avenue Value (Grandmaster ™)	(12,158)	72,648	93,156	153,646	8,105	(197,223)	(130,009)	(261)	(319,388)	(165,742)	974,063	808,321	610	(15,256)	(9,652)	(24,298)
Touchstone Third Avenue Value (IQ Annuity ™)	(20,846)	(212,015)	482,919	250,058	2,504	(194,850)	(49,822)	(683)	(242,851)	7,207	1,382,776	1,389,983	165	(12,682)	(3,261)	(15,778)
Touchstone Third Avenue Value (Pinnacle ™)	(38,570)	38,257	534,329	534,016	16,638	(389,654)	(173,320)	(1,182)	(547,518)	(13,502)	2,846,136	2,832,634	350	(8,332)	(3,535)	(11,517)
Touchstone Third Avenue Value (Pinnacle IV ™)	(56,832)	243,836	487,912	674,916	33,573	(754,529)	(231,318)	(1,558)	(953,832)	(278,916)	3,947,441	3,668,525	2,170	(48,460)	(14,841)	(61,131)
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	(582)	(279)	3,104	2,243	—	(9,537)	70,168	(74)	60,557	62,800	—	62,800	—	—	1,261	1,261
Touchstone Third Avenue Value (Pinnacle Plus ™)	(15,263)	38,933	126,993	150,663	—	(96,874)	(16,793)	(939)	(114,606)	36,057	849,704	885,761	—	(6,008)	(1,136)	(7,144)
Touchstone Third Avenue Value (Pinnacle V ™)	(16,331)	10,872	186,826	181,367	29,618	(248,939)	(143,676)	(2,092)	(365,089)	(183,722)	1,122,450	938,728	3,841	(32,455)	(19,294)	(47,908)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	58,127	9,894	74,024	142,045	—	(110,463)	(12,033)	(480)	(122,976)	19,069	1,087,187	1,106,256	—	(9,967)	(1,118)	(11,085)
Fidelity VIP Overseas (Pinnacle ™)	1,290	(1,393)	22,381	22,278	—	(542)	—	(32)	(574)	21,704	116,887	138,591	—	(79)	—	(79)
Fidelity VIP Overseas (Pinnacle IV ™)	1,356	(14,311)	48,302	35,347	—	(35,803)	(2,342)	(68)	(38,213)	(2,866)	204,427	201,561	—	(4,945)	(321)	(5,266)
Fidelity VIP Equity-Income (Grandmaster ™)	642,581	(239,280)	777,291	1,180,592	143,581	(917,375)	(241,956)	(3,408)	(1,019,158)	161,434	7,887,873	8,049,307	2,567	(17,089)	(3,988)	(18,510)
Fidelity VIP Equity-Income (Pinnacle ™)	106,164	(132,394)	245,779	219,549	6,898	(273,944)	(95,264)	(712)	(363,022)	(143,473)	1,424,707	1,281,234	421	(19,394)	(4,012)	(22,985)
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	624	4	173	801	—	—	9,717	—	9,717	10,518	—	10,518	—	—	636	636
Fidelity VIP Growth (Grandmaster ™)	(39,061)	388,860	247,563	597,362	36,510	(765,134)	(110,109)	(2,331)	(841,064)	(243,702)	4,637,486	4,393,784	549	(11,579)	(1,635)	(12,665)
Fidelity VIP High Income (Grandmaster ™)	141,017	351,896	(77,297)	415,616	18,488	(533,612)	(69,989)	(980)	(586,093)	(170,477)	3,521,866	3,351,389	781	(23,452)	(2,836)	(25,507)
Fidelity VIP II Asset Manager (Grandmaster ™)	31,783	44,121	347,870	423,774	43,881	(559,617)	(226,480)	(1,895)	(744,111)	(320,337)	4,136,655	3,816,318	1,096	(14,285)	(5,521)	(18,710)
Fidelity VIP II Contrafund (Grandmaster ™)	(17,360)	(770,544)	2,408,494	1,620,590	86,423	(2,524,179)	(479,464)	(4,241)	(2,921,461)	(1,300,871)	11,543,938	10,243,067	1,989	(58,983)	(9,807)	(66,801)
Fidelity VIP II Contrafund (Pinnacle ™)	(5,610)	(96,881)	911,899	809,408	21,187	(667,645)	(335,026)	(2,703)	(984,187)	(174,779)	5,640,423	5,465,644	955	(30,155)	(14,944)	(44,144)
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	122	10	1,154	1,286	—	(303)	28,678	(8)	28,367	29,653	—	29,653	—	—	1,291	1,291
Fidelity VIP II Index 500 (Grandmaster ™)	68,561	135,006	276,802	480,369	—	(363,466)	(85,010)	(1,503)	(449,979)	30,390	3,457,875	3,488,265	—	(10,777)	(2,478)	(13,255)
Fidelity VIP II Index 500 (IQ3 ™)	148	—	813	961	—	—	17,584	(24)	17,560	18,521	—	18,521	—	(1)	528	527
Fidelity VIP II Index 500 (Pinnacle ™)	46,487	(59,078)	328,207	315,616	4,010	(227,580)	(51,018)	(838)	(275,426)	40,190	2,217,066	2,257,256	422	(23,964)	(5,236)	(28,778)
Fidelity VIP II Index 500 (Pinnacle IV ™)	1,195	(1,764)	9,294	8,725	—	(8,772)	—	(6)	(8,778)	(53)	63,701	63,648	—	(917)	—	(917)
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	239	(4)	705	940	—	—	16,790	(7)	16,783	17,723	—	17,723	—	—	1,768	1,768
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	39,622	11,755	(1,645)	49,732	10,048	(206,049)	(6,120)	(530)	(202,651)	(152,919)	1,242,161	1,089,242	798	(16,308)	(486)	(15,996)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	58,982	11,919	3,863	74,764	—	(153,106)	(1,251)	(253)	(154,610)	(79,846)	1,761,897	1,682,051	—	(11,995)	(96)	(12,091)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	153	3	9	165	—	(1,658)	6,120	(1)	4,461	4,626	—	4,626	—	—	354	354
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	3,103	2,432	(1,777)	3,758	—	(43,984)	—	(194)	(44,178)	(40,420)	81,512	41,092	—	(3,338)	—	(3,338)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	1,864	1,420	(268)	3,016	—	(6,928)	(8,758)	(28)	(15,714)	(12,698)	70,680	57,982	—	(539)	(680)	(1,219)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	50,245	14,996	(1,019)	64,222	11,167	(180,067)	(84,662)	(583)	(254,145)	(189,923)	1,594,900	1,404,977	332	(5,314)	(2,532)	(7,514)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	4,531	924	4	5,459	—	(18,999)	—	(62)	(19,061)	(13,602)	143,460	129,858	—	(1,533)	—	(1,533)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	6,279	1,035	658	7,972	—	(11,151)	—	(207)	(11,358)	(3,386)	196,513	193,127	—	(898)	—	(898)
Fidelity VIP III Balanced (Grandmaster ™)	87,740	28,606	97,861	214,207	20,507	(157,863)	(38,983)	(886)	(177,225)	36,982	1,639,687	1,676,669	1,123	(8,847)	(2,103)	(9,827)
Fidelity VIP Overseas (AnnuiChoice ™)	18	3	208	229	—	—	—	(3)	(3)	226	1,172	1,398	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3 ™)	294	473	5,734	6,501	—	—	(1,000)	(24)	(1,024)	5,477	34,662	40,139	—	(3)	(132)	(135)
Fidelity VIP Overseas (Grandmaster ™)	14,575	(113,040)	399,640	301,175	—	(153,200)	(58,563)	(772)	(212,535)	88,640	1,644,665	1,733,305	—	(5,230)	(1,989)	(7,219)
Fidelity VIP Overseas (IQ Annuity ™)	105	(1,976)	4,470	2,599	—	(3,892)	—	(14)	(3,906)	(1,307)	16,625	15,318	—	(564)	—	(564)
Fidelity VIP Overseas (Pinnacle Plus ™)	315	(11,099)	24,051	13,267	—	(6,939)	(13,126)	(99)	(20,164)	(6,897)	78,187	71,290	—	(944)	(1,811)	(2,755)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	(2,591)	38,253	27,613	63,275	—	(132,204)	(31,210)	(290)	(163,704)	(100,429)	515,097	414,668	—	(13,892)	(3,052)	(16,944)
Fidelity VIP III Mid Cap (Grandmaster ™)	92,797	(12,254)	99,214	179,757	7,085	(123,558)	(238,630)	(434)	(355,537)	(175,780)	1,523,871	1,348,091	191	(3,494)	(6,774)	(10,077)
Fidelity VIP III Mid Cap (Pinnacle ™)	177,756	(21,366)	220,984	377,374	—	(643,882)	(118,848)	(783)	(763,513)	(386,139)	2,985,025	2,598,886	—	(17,105)	(3,209)	(20,314)
Fidelity VIP III Mid Cap (Pinnacle Plus II Reduced M&E ™)*	406	(1)	(356)	49	—	—	5,410	(9)	5,401	5,450	—	5,450	—	—	142	142

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	$1,230	$(785)	$31,675	$32,120	$—	$(8,430)	$(42,120)	$(269)	$(50,819)	$(18,699)	$312,077	$293,378	—	(647)	(3,120)	(3,767)
Fidelity VIP Asset Manager (AdvantEdge ™)	345	207	6,451	7,003	4,000	—	(107)	(771)	3,122	10,125	64,978	75,103	387	(73)	(6)	308
Fidelity VIP Asset Manager (AnnuiChoice II ™)	1,385	981	13,102	15,468	42,865	(7,369)	802	(549)	35,749	51,217	108,571	159,788	3,644	(631)	64	3,077
Fidelity VIP Asset Manager (AnnuiChoice ™)	809	(1,491)	10,274	9,592	16,941	(36,891)	460	(26)	(19,516)	(9,924)	97,208	87,284	1,214	(2,634)	32	(1,388)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	27	(1,169)	3,701	2,559	—	(11,260)	—	(9)	(11,269)	(8,710)	29,456	20,746	—	(886)	—	(886)
Fidelity VIP Asset Manager (Pinnacle ™)	7	22	80	109	—	(237)	47	(3)	(193)	(84)	1,105	1,021	—	(19)	4	(15)
Fidelity VIP Asset Manager (Pinnacle IV ™)	1,195	(956)	22,560	22,799	—	(19,911)	(583)	(54)	(20,548)	2,251	220,426	222,677	—	(1,527)	(45)	(1,572)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	347	(502)	9,663	9,508	—	(3,485)	—	(37)	(3,522)	5,986	93,026	99,012	—	(264)	—	(264)
Fidelity VIP Asset Manager (Pinnacle V ™)	922	3,214	10,647	14,783	2,228	(14,194)	24,687	(1,413)	11,308	26,091	136,720	162,811	204	(1,435)	2,276	1,045
Fidelity VIP Balanced (AdvantEdge ™)	17,429	2,033	23,420	42,882	15,160	(1,682)	(1,224)	(2,793)	9,461	52,343	328,047	380,390	1,336	(399)	(91)	846
Fidelity VIP Balanced (AnnuiChoice II ™)	7,848	1,620	8,477	17,945	—	(679)	24,540	(230)	23,631	41,576	128,618	170,194	8	(74)	1,972	1,906
Fidelity VIP Balanced (AnnuiChoice ™)	14,146	6,562	12,603	33,311	—	(26,399)	(2,951)	(313)	(29,663)	3,648	249,405	253,053	—	(1,769)	(198)	(1,967)
Fidelity VIP Balanced (GrandMaster flex3 ™)	13,981	9,330	15,727	39,038	1,771	(173,911)	3,279	(235)	(169,096)	(130,058)	342,907	212,849	115	(11,639)	217	(11,307)
Fidelity VIP Balanced (Grandmaster ™)	24,093	28,691	11,897	64,681	3,055	(28,145)	(119,067)	(205)	(144,362)	(79,681)	493,148	413,467	222	(2,059)	(8,330)	(10,167)
Fidelity VIP Balanced (IQ3 ™)	14,579	3,332	17,481	35,392	324	(42,082)	11,732	(229)	(30,255)	5,137	279,553	284,690	24	(3,209)	896	(2,289)
Fidelity VIP Balanced (Pinnacle ™)	19,827	36,854	(4,492)	52,189	1,361	(92,671)	(53,327)	(264)	(144,901)	(92,712)	422,774	330,062	100	(6,772)	(3,755)	(10,427)
Fidelity VIP Balanced (Pinnacle IV ™)	76,839	74,237	50,904	201,980	11,536	(354,290)	(117,944)	(866)	(461,564)	(259,584)	1,632,473	1,372,889	778	(23,647)	(7,516)	(30,385)
Fidelity VIP Balanced (Pinnacle Plus ™)	23,341	16,578	21,224	61,143	300	(109,484)	9,978	(406)	(99,612)	(38,469)	499,233	460,764	21	(7,833)	599	(7,213)
Fidelity VIP Balanced (Pinnacle V ™)	50,999	72,243	(320)	122,922	195,713	(203,828)	(8,238)	(3,655)	(20,008)	102,914	925,441	1,028,355	18,548	(19,640)	(536)	(1,628)
Fidelity VIP Contrafund (AdvantEdge ™)	(7,277)	31,716	181,615	206,054	62,858	(74,216)	19,762	(14,019)	(5,615)	200,439	1,420,753	1,621,192	6,323	(8,795)	2,246	(226)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(435)	73,418	6,527	79,510	247	(39,039)	(106,699)	(1,675)	(147,166)	(67,656)	612,503	544,847	26	(3,446)	(9,746)	(13,166)
Fidelity VIP Contrafund (AnnuiChoice ™)	162	(37,586)	202,428	165,004	302	(210,397)	(88,487)	(1,413)	(299,995)	(134,991)	1,222,205	1,087,214	18	(11,847)	(5,252)	(17,081)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(6,812)	(53,369)	197,895	137,714	1,806	(208,985)	(233,744)	(713)	(441,636)	(303,922)	1,095,662	791,740	104	(12,478)	(13,945)	(26,319)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	33	(9)	914	938	—	—	—	—	—	938	6,094	7,032	—	—	—	—
Fidelity VIP Contrafund (IQ3 ™)	(6,890)	(19,105)	244,431	218,436	3,916	(224,333)	(21,604)	(953)	(242,974)	(24,538)	1,499,991	1,475,453	253	(14,117)	(1,262)	(15,126)
Fidelity VIP Contrafund (Pinnacle IV ™)	(37,162)	(364,738)	1,494,162	1,092,262	38,527	(1,622,648)	(588,758)	(2,832)	(2,175,711)	(1,083,449)	8,087,376	7,003,927	2,154	(92,790)	(32,622)	(123,258)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	117	(2)	445	560	2,163	—	31,413	(50)	33,526	34,086	—	34,086	—	(4)	2,868	2,864
Fidelity VIP Contrafund (Pinnacle Plus ™)	(15,693)	64,821	277,416	326,544	2,510	(259,219)	(57,891)	(2,469)	(317,069)	9,475	2,346,749	2,356,224	146	(15,319)	(3,396)	(18,569)
Fidelity VIP Contrafund (Pinnacle V ™)	(25,654)	323,235	438,247	735,828	148,046	(471,176)	(171,605)	(19,609)	(514,344)	221,484	5,270,087	5,491,571	14,881	(49,967)	(17,172)	(52,258)
Fidelity VIP Disciplined Small Cap (Advantedge™)	322	184	386	892	—	—	(273)	—	(273)	619	5,336	5,955	—	—	(23)	(23)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	11	(612)	(14)	(615)	—	—	1,374	(6)	1,368	753	—	753	—	(1)	76	75
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	1,486	318	2,286	4,090	—	(58)	(490)	(6)	(554)	3,536	23,620	27,156	—	(7)	(50)	(57)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	765	(100)	1,740	2,405	—	(3,826)	(519)	(2)	(4,347)	(1,942)	15,927	13,985	—	(427)	(43)	(470)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	3,533	36	6,023	9,592	—	(7,166)	4,029	(28)	(3,165)	6,427	57,314	63,741	—	(768)	440	(328)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	5,688	26,820	(4,088)	28,420	6,128	(105,606)	9,512	(60)	(90,026)	(61,606)	175,815	114,209	637	(11,004)	1,121	(9,246)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	4,102	5,523	4,574	14,199	—	(43,279)	20,023	(3)	(23,259)	(9,060)	87,715	78,655	—	(4,527)	2,102	(2,425)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(901)	(93,420)	1,606	(92,715)	1,185	(39,637)	209,860	(164)	171,244	78,529	80,109	158,638	129	(4,300)	10,891	6,720
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	3,938	10,141	(1,764)	12,315	427	(8,182)	(23,484)	(29)	(31,268)	(18,953)	98,582	79,629	46	(881)	(2,767)	(3,602)
Fidelity VIP Equity-Income (AnnuiChoice II ™)	24,208	7,723	10,786	42,717	—	(14,908)	—	(70)	(14,978)	27,739	276,260	303,999	—	(1,499)	—	(1,499)
Fidelity VIP Equity-Income (AdvantEdge ™)	11,147	2,801	5,850	19,798	15,000	(1,026)	(8,809)	(1,634)	3,531	23,329	123,826	147,155	1,656	(275)	(928)	453
Fidelity VIP Equity-Income (AnnuiChoice ™)	23,689	(21,493)	41,299	43,495	24,002	(93,384)	(90)	(497)	(69,969)	(26,474)	305,049	278,575	1,948	(7,422)	9	(5,465)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	12,090	(19,664)	32,674	25,100	4,630	(48,186)	(3,353)	(101)	(47,010)	(21,910)	174,628	152,718	337	(3,657)	(211)	(3,531)
Fidelity VIP Equity-Income (IQ3 ™)	30,455	20,129	4,319	54,903	1,096	(9,726)	(32,709)	(197)	(41,536)	13,367	376,474	389,841	96	(853)	(2,846)	(3,603)
Fidelity VIP Equity-Income (Pinnacle IV ™)	118,584	(121,148)	246,386	243,822	24,402	(286,753)	(106,774)	(767)	(369,892)	(126,070)	1,620,807	1,494,737	1,866	(21,693)	(7,420)	(27,247)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	1,688	3	(184)	1,507	1,731	—	25,195	(42)	26,884	28,391	—	28,391	—	(3)	2,277	2,274
Fidelity VIP Equity-Income (Pinnacle Plus ™)	70,593	1,359	61,420	133,372	210	(70,989)	(80,810)	(1,122)	(152,711)	(19,339)	937,993	918,654	16	(5,345)	(6,160)	(11,489)
Fidelity VIP Equity-Income (Pinnacle V ™)	62,833	29,205	26,854	118,892	86,816	(113,259)	911	(1,857)	(27,389)	91,503	740,119	831,622	11,193	(14,512)	826	(2,493)
Fidelity VIP Freedom 2010 (Advantedge ™)	703	2,090	3,011	5,804	—	(11,121)	136	(769)	(11,754)	(5,950)	61,991	56,041	—	(1,087)	11	(1,076)
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	170	30	820	1,020	—	—	(1)	(4)	(5)	1,015	10,371	11,386	—	—	(1)	(1)
Fidelity VIP Freedom 2010 (GrandMaster ™)	329	4,660	(2,630)	2,359	—	(25,528)	9,916	(27)	(15,639)	(13,280)	27,684	14,404	—	(2,398)	949	(1,449)
Fidelity VIP Freedom 2010 (IQ Annuity ™)	(1,632)	29,067	(2,636)	24,799	—	(418,138)	326,537	(38)	(91,639)	(66,840)	66,840	—	—	(38,321)	31,656	(6,665)
Fidelity VIP Freedom 2010 (Pinnacle ™)	1,463	17	6,120	7,600	—	—	5,107	—	5,107	12,707	74,125	86,832	—	—	473	473
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	13,830	10,897	55,320	80,047	24,826	(54,460)	(275)	(150)	(30,059)	49,988	817,787	867,775	2,307	(5,134)	(25)	(2,852)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	13,141	8,403	56,159	77,703	82,820	(39,058)	50	(2,022)	41,790	119,493	767,100	886,593	7,930	(3,896)	5	4,039
Fidelity VIP Freedom 2015 (AdvantEdge ™)	2,008	3,092	6,047	11,147	—	(11,123)	108	(163)	(11,178)	(31)	112,830	112,799	—	(1,041)	9	(1,032)
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	402	(97)	1,038	1,343	—	(467)	7,165	(7)	6,691	8,034	10,162	18,196	—	(47)	676	629

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (GrandMaster flex3 ™)	$131	$(5)	$502	$628	$—	$—	$—	$—	$—	$628	$6,177	$6,805	—	—	—	—
Fidelity VIP Freedom 2015 (GrandMaster ™)	2,492	(37)	(2,185)	270	—	(3,014)	104,222	(5)	101,203	101,473	—	101,473	—	(281)	9,569	9,288
Fidelity VIP Freedom 2015 (IQ Annuity ™)	1,002	30,570	(12,104)	19,468	—	(54,727)	(164,935)	(31)	(219,693)	(200,225)	275,064	74,839	—	(5,099)	(15,935)	(21,034)
Fidelity VIP Freedom 2015 (Pinnacle ™)	82	—	(72)	10	—	—	3,322	—	3,322	3,332	—	3,332	—	—	305	305
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	7,417	(6,892)	68,810	69,335	—	(38,227)	(307,382)	(42)	(345,651)	(276,316)	723,680	447,364	—	(3,657)	(28,625)	(32,282)
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	1,357	(4,029)	13,961	11,289	—	(5,547)	(71,561)	(72)	(77,180)	(65,891)	149,063	83,172	—	(548)	(6,989)	(7,537)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	12,901	37,811	16,014	66,726	37,500	(185,774)	990	(1,632)	(148,916)	(82,190)	753,951	671,761	3,660	(18,591)	99	(14,832)
Fidelity VIP Freedom 2020 (AdvantEdge ™)	(28)	1,646	(601)	1,017	—	(7,395)	(45)	(109)	(7,549)	(6,532)	10,811	4,279	—	(711)	(5)	(716)
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	629	(79)	3,123	3,673	—	—	—	(15)	(15)	3,658	31,213	34,871	—	(1)	—	(1)
Fidelity VIP Freedom 2020 (GrandMaster ™)	3,786	337	(3,311)	812	—	(5,011)	179,283	(17)	174,255	175,067	—	175,067	—	(484)	17,048	16,564
Fidelity VIP Freedom 2020 (IQ Annuity ™)	(32)	21,012	(19,439)	1,541	—	—	(161,602)	—	(161,602)	(160,061)	160,061	—	—	—	(16,972)	(16,972)
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	5,613	(14,905)	52,087	42,795	—	(42,902)	(35,281)	(7)	(78,190)	(35,395)	402,449	367,054	—	(4,179)	(3,565)	(7,744)
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	121	—	(106)	15	—	—	5,536	—	5,536	5,551	—	5,551	—	—	525	525
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	697	(1,124)	7,516	7,089	—	(3,458)	(35,007)	—	(38,465)	(31,376)	81,680	50,304	—	(345)	(3,559)	(3,904)
Fidelity VIP Freedom 2020 (Pinnacle V ™)	900	73,208	(26,373)	47,735	—	(268,279)	1,095	(1,090)	(268,274)	(220,539)	457,188	236,649	—	(26,452)	110	(26,342)
Fidelity VIP Freedom 2025 (Advantedge™)	(40)	1,835	(640)	1,155	—	(7,361)	(198)	(109)	(7,668)	(6,513)	10,799	4,286	—	(709)	(19)	(728)
Fidelity VIP Freedom 2025 (GrandMaster ™)	3,261	(96)	(2,781)	384	—	(4,991)	173,703	(7)	168,705	169,089	—	169,089	—	(483)	16,479	15,996
Fidelity VIP Freedom 2025 (Pinnacle ™)	107	—	(91)	16	—	—	5,536	—	5,536	5,552	—	5,552	—	—	525	525
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	36	(215)	1,007	828	—	(3,251)	496	(17)	(2,772)	(1,944)	7,340	5,396	—	(313)	36	(277)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,993	(966)	17,746	18,773	34,200	(12,043)	—	(714)	21,443	40,216	132,787	173,003	3,492	(1,272)	1	2,221
Fidelity VIP Freedom 2030 (Grandmaster ™)	4,969	(138)	(4,204)	627	—	(6,984)	243,184	(10)	236,190	236,817	—	236,817	—	(709)	24,168	23,459
Fidelity VIP Freedom 2030 (Pinnacle ™)	164	—	(138)	26	—	—	7,751	—	7,751	7,777	—	7,777	—	—	770	770
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	34	(498)	886	422	—	(4,551)	4,576	(25)	—	422	3,227	3,649	—	(459)	457	(2)
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	32	(14)	319	337	—	—	—	(4)	(4)	333	2,544	2,877	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V ™)	1,395	89	13,330	14,814	420	(9,722)	—	(36)	(9,338)	5,476	113,116	118,592	46	(1,028)	—	(982)
Fidelity VIP Growth (AnnuiChoice II ™)	(1,743)	5,290	20,667	24,214	—	(4,273)	45,965	(624)	41,068	65,282	194,973	260,255	—	(415)	3,757	3,342
Fidelity VIP Growth (GrandMaster ™)	(3,417)	33,633	11,314	41,530	44,206	(30,542)	6,611	(125)	20,150	61,680	320,948	382,628	4,234	(3,005)	726	1,955
Fidelity VIP Growth (AdvantEdge ™)	(824)	(92)	8,611	7,695	—	(2,133)	28,413	(149)	26,131	33,826	61,641	95,467	—	(236)	2,904	2,668
Fidelity VIP Growth (AnnuiChoice ™)	(1,589)	7,855	6,479	12,745	80	(2,178)	(14,500)	(61)	(16,659)	(3,914)	105,336	101,422	—	(195)	(1,345)	(1,540)
Fidelity VIP Growth (GrandMaster flex3 ™)	(993)	(2,288)	13,141	9,860	1,777	(21,345)	(2,200)	(64)	(21,832)	(11,972)	78,450	66,478	130	(1,631)	(161)	(1,662)
Fidelity VIP Growth (IQ3 ™)	(1,282)	2,602	12,503	13,823	200	(3,732)	(4,333)	(113)	(7,978)	5,845	110,524	116,369	23	(462)	(506)	(945)
Fidelity VIP Growth (Pinnacle ™)	(1,152)	2,235	10,471	11,554	—	(3,274)	(10,104)	(32)	(13,410)	(1,856)	84,930	83,074	—	(324)	(898)	(1,222)
Fidelity VIP Growth (Pinnacle IV ™)	(8,608)	14,975	88,397	94,764	282	(75,960)	(127,311)	(287)	(203,276)	(108,512)	709,002	600,490	25	(6,467)	(10,308)	(16,750)
Fidelity VIP Growth (Pinnacle Plus ™)	(13,085)	44,407	81,516	112,838	406	(69,105)	1,081,722	(323)	1,012,700	1,125,538	298,298	1,423,836	31	(5,222)	87,123	81,932
Fidelity VIP Growth (Pinnacle V ™)	(6,304)	11,739	53,166	58,601	10,224	(23,392)	22,180	(1,535)	7,477	66,078	449,429	515,507	1,062	(2,425)	2,279	916
Fidelity VIP High Income (AdvantEdge ™)	29,516	(6,324)	39,801	62,993	8,000	(51,482)	(6,773)	(131)	(50,386)	12,607	690,352	702,959	595	(4,043)	(1,734)	(5,182)
Fidelity VIP High Income (AnnuiChoice II ™)	3,619	2,026	3,284	8,929	—	(1,001)	5,185	(31)	4,153	13,082	67,475	80,557	—	(75)	389	314
Fidelity VIP High Income (AnnuiChoice ™)	8,729	23,942	(1,745)	30,926	—	(76,150)	(19,483)	(464)	(96,097)	(65,171)	266,158	200,987	—	(3,805)	(998)	(4,803)
Fidelity VIP High Income (GrandMaster flex3 ™)	72,898	(10,846)	94,619	156,671	—	(68,107)	(15,257)	(102)	(83,466)	73,205	1,647,794	1,720,999	—	(3,855)	(3,114)	(6,969)
Fidelity VIP High Income (IQ3 ™)	302,742	(23,510)	320,672	599,904	740,496	(518,733)	(224,367)	(1,602)	(4,206)	595,698	6,270,705	6,866,403	46,868	(33,990)	(23,585)	(10,707)
Fidelity VIP High Income (Pinnacle ™)	2,003	586	4,070	6,659	11,198	(21,485)	(3,556)	(9)	(13,852)	(7,193)	56,754	49,561	696	(1,345)	(230)	(879)
Fidelity VIP High Income (Pinnacle IV ™)	26,066	19,356	31,756	77,178	262	(92,166)	19,053	(166)	(73,017)	4,161	640,956	645,117	15	(5,120)	1,068	(4,037)
Fidelity VIP High Income (Pinnacle Plus ™)	65,257	24,830	27,963	118,050	406	(46,700)	1,172,559	(370)	1,125,895	1,243,945	248,383	1,492,328	25	(2,875)	74,766	71,916
Fidelity VIP High Income (Pinnacle Plus ™)	—	22	—	22	12,682	(12,704)	—	—	(22)	—	—	—	1,120	(1,120)	—	—
Fidelity VIP High Income (Pinnacle V ™)	16,380	3,439	20,665	40,484	16,962	(34,722)	66,366	(152)	48,454	88,938	308,559	397,497	1,357	(2,810)	5,402	3,949
Fidelity VIP II Index 500 (Pinnacle ™)	13,311	31,320	19,876	64,507	9,109	(53,833)	287,015	(248)	242,043	306,550	452,237	758,787	968	(5,605)	29,277	24,640
Fidelity VIP II Index 500 (Pinnacle IV ™)	45,124	(105,102)	410,343	350,365	9,910	(322,675)	90,537	(635)	(222,863)	127,502	2,565,081	2,692,583	1,031	(33,859)	9,339	(23,489)
Fidelity VIP II Index 500 (Pinnacle V ™)	29,462	42,961	153,649	226,072	55,859	(76,352)	77,491	(4,127)	52,871	278,943	1,631,004	1,909,947	6,145	(8,710)	8,146	5,581
Fidelity VIP Index 500 (AdvantEdge ™)	8,980	12,394	48,327	69,701	36,661	(17,831)	32,726	(4,534)	47,022	116,723	479,591	596,314	3,636	(2,166)	3,254	4,724
Fidelity VIP Index 500 (AnnuiChoice II ™)	8,489	7,175	23,495	39,159	1,327	(6,575)	142,662	(2,190)	135,224	174,383	280,375	454,758	133	(922)	14,254	13,465
Fidelity VIP Index 500 (AnnuiChoice ™)	10,138	(25,361)	82,177	66,954	—	(160,210)	111,247	(800)	(49,763)	17,191	455,731	472,922	—	(12,838)	8,986	(3,852)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	5,255	(6,619)	42,876	41,512	18,557	(47,709)	8,850	(238)	(20,540)	20,972	303,397	324,369	1,993	(5,077)	930	(2,154)
Fidelity VIP Index 500 (Grandmaster ™)	34,728	14,541	118,336	167,605	29,301	(438,955)	781,344	(649)	371,041	538,646	1,267,166	1,805,812	3,136	(48,457)	81,876	36,555
Fidelity VIP Index 500 (IQ3 ™)	9,241	(8,820)	69,687	70,108	—	(14,310)	(22,077)	(277)	(36,664)	33,444	513,468	546,912	—	(1,413)	(2,050)	(3,463)
Fidelity VIP Index 500 (Pinnacle Plus ™)	28,020	37,050	191,639	256,709	616	(134,360)	1,166,358	(794)	1,031,820	1,288,529	1,030,199	2,318,728	45	(9,676)	90,089	80,458
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	17,911	1,318	(841)	18,388	62,623	(3,739)	64,634	(4,293)	119,225	137,613	414,383	551,996	5,082	(653)	5,272	9,701

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	$12,843	$2,337	$(270)	$14,910	$—	$(10,307)	$12,236	$(1,322)	$607	$15,517	$335,847	$351,364	—	(877)	936	59
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	9,083	10,571	1,172	20,826	23,486	(309,680)	1,249	(795)	(285,740)	(264,914)	504,607	239,693	1,451	(18,935)	76	(17,408)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	38,194	2,942	(9,056)	32,080	—	(106,101)	939,042	(770)	832,171	864,251	361,633	1,225,884	—	(7,871)	70,261	62,390
Fidelity VIP Investment Grade Bond (GrandMaster ™)	19,088	5,545	(4,924)	19,709	18,025	(78,302)	223,403	(123)	163,003	182,712	357,565	540,277	1,428	(6,240)	17,880	13,068
Fidelity VIP Investment Grade Bond (IQ3 ™)	22,612	5,086	(1,378)	26,320	—	(102,045)	61,822	(646)	(40,869)	(14,549)	652,065	637,516	—	(6,545)	3,975	(2,570)
Fidelity VIP Investment Grade Bond (Pinnacle ™)	8,217	5,384	(1,394)	12,207	75	(67,993)	(13,157)	(262)	(81,337)	(69,130)	305,237	236,107	5	(4,949)	(961)	(5,905)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	70,617	64,708	(40,943)	94,382	13,615	(301,244)	(75,598)	(565)	(363,792)	(269,410)	2,396,031	2,126,621	1,013	(22,224)	(5,481)	(26,692)
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	1,005	40	68	1,113	—	(1,228)	31,922	—	30,694	31,807	—	31,807	—	—	2,289	2,289
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	62,483	21,606	(37,405)	46,684	706	(85,266)	1,574,374	(589)	1,489,225	1,535,909	487,813	2,023,722	53	(6,438)	119,485	113,100
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	129,757	9,092	(4,241)	134,608	628,420	(206,327)	176,437	(12,490)	586,040	720,648	3,228,164	3,948,812	49,938	(17,455)	14,062	46,545
Fidelity VIP Mid Cap (AdvantEdge ™)	48,482	22,898	15,210	86,590	17,520	(54,188)	(17,518)	(4,717)	(58,903)	27,687	692,094	719,781	1,644	(5,604)	(1,521)	(5,481)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	29,918	34,200	5,833	69,951	14,769	(119,616)	(261,386)	(371)	(366,604)	(296,653)	727,490	430,837	1,227	(9,788)	(22,848)	(31,409)
Fidelity VIP Mid Cap (AnnuiChoice ™)	27,924	26,147	9,380	63,451	16	(132,280)	(216,524)	(367)	(349,155)	(285,704)	662,446	376,742	—	(5,684)	(9,657)	(15,341)
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	21,629	18,610	9,707	49,946	405	(104,271)	(50,666)	(224)	(154,756)	(104,810)	428,224	323,414	19	(4,802)	(2,373)	(7,156)
Fidelity VIP Mid Cap (Grandmaster ™)	19,979	(10,008)	34,872	44,843	8,768	(21,917)	(26,753)	(117)	(40,019)	4,824	290,107	294,931	475	(1,273)	(969)	(1,767)
Fidelity VIP Mid Cap (IQ Annuity ™)	56,786	(1,764)	54,159	109,181	480	(104,739)	(36,840)	(304)	(141,403)	(32,222)	862,165	829,943	22	(4,755)	(1,638)	(6,371)
Fidelity VIP Mid Cap (Pinnacle ™)	25,270	15,032	7,322	47,624	22,644	(69,754)	11,589	(148)	(35,669)	11,955	354,538	366,493	2,107	(6,559)	1,311	(3,141)
Fidelity VIP Mid Cap (Pinnacle IV ™)	140,122	(83,810)	264,376	320,688	6,519	(821,972)	(239,375)	(1,161)	(1,055,989)	(735,301)	2,818,384	2,083,083	294	(37,583)	(10,698)	(47,987)
Fidelity VIP Mid Cap (Pinnacle Plus II Reduced M&E ™)*	118	4	(106)	16	—	—	1,573	—	1,573	1,589	—	1,589	—	—	146	146
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E ™)	3,440	(70)	(2,953)	417	10,926	(8,501)	42,003	(55)	44,373	44,790	—	44,790	1,072	(1,077)	4,329	4,324
Fidelity VIP Mid Cap (Pinnacle Plus ™)	73,403	72,349	16,538	162,290	600	(209,626)	(188,926)	(1,903)	(399,855)	(237,565)	1,376,500	1,138,935	27	(9,782)	(8,823)	(18,578)
Fidelity VIP Mid Cap (Pinnacle V ™)	111,810	183,139	(83,024)	211,925	24,158	(194,373)	(343,661)	(4,904)	(518,780)	(306,855)	1,963,981	1,657,126	2,365	(19,502)	(35,142)	(52,279)
Fidelity VIP Overseas (AdvantEdge ™)	1,627	5,253	51,602	58,482	17,075	(20,522)	(6,140)	(3,208)	(12,795)	45,687	312,553	358,240	2,219	(3,184)	(522)	(1,487)
Fidelity VIP Overseas (AnnuiChoice II ™)	1,360	7,887	21,626	30,873	—	(1,624)	(17,490)	(678)	(19,792)	11,081	163,552	174,633	—	(268)	(1,842)	(2,110)
Fidelity VIP Overseas (AnnuiChoice ™)	(673)	(20,055)	51,795	31,067	100	(150,813)	(781)	(200)	(151,694)	(120,627)	260,162	139,535	—	(11,848)	(45)	(11,893)
Fidelity VIP Overseas (GrandMaster flex3 ™)	445	8,129	11,911	20,485	—	(20,729)	(5,949)	(99)	(26,777)	(6,292)	126,120	119,828	—	(1,826)	(510)	(2,336)
Fidelity VIP Overseas (GrandMaster ™)	1,217	6,493	23,808	31,518	30,947	(42,672)	(22,535)	(74)	(34,334)	(2,816)	185,277	182,461	4,248	(5,830)	(3,205)	(4,787)
Fidelity VIP Overseas (IQ3 ™)	1,992	(8,526)	64,452	57,918	3,494	(15,688)	(11,609)	(182)	(23,985)	33,933	317,943	351,876	331	(1,579)	(1,059)	(2,307)
Fidelity VIP Overseas (Pinnacle ™)	1,122	(24,987)	102,314	78,449	—	(168,292)	(13,539)	(124)	(181,955)	(103,506)	468,529	365,023	—	(13,710)	(1,112)	(14,822)
Fidelity VIP Overseas (Pinnacle IV ™)	222	(162,003)	327,884	166,103	129	(416,194)	(123,563)	(401)	(540,029)	(373,926)	1,083,166	709,240	11	(34,868)	(10,131)	(44,988)
Fidelity VIP Overseas (Pinnacle Plus ™)	942	(3,514)	57,036	54,464	—	(36,505)	13,134	(477)	(23,848)	30,616	304,798	335,414	—	(2,486)	855	(1,631)
Fidelity VIP Overseas (Pinnacle V ™)	2,103	37,603	75,813	115,519	6,592	(67,878)	(94,917)	(1,122)	(157,325)	(41,806)	727,986	686,180	924	(10,202)	(13,873)	(23,151)
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	41,575	(79,167)	293,843	256,251	—	(264,958)	(34,842)	(1,258)	(301,058)	(44,807)	2,326,953	2,282,146	—	(17,981)	(2,397)	(20,378)
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	141	(1)	135	275	—	—	6,551	(7)	6,544	6,819	—	6,819	—	—	446	446
Franklin Income Securities (Pinnacle ™)	319,038	(232,843)	599,740	685,935	163,234	(1,218,859)	(191,615)	(2,144)	(1,249,384)	(563,449)	6,376,222	5,812,773	8,235	(62,956)	(10,133)	(64,854)
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	12,161	(18)	3,847	15,990	—	(991)	215,308	(8)	214,309	230,299	—	230,299	—	—	11,408	11,408
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	—	1	219	220	—	—	—	(4)	(4)	216	1,152	1,368	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	(476)	1,757	13,678	14,959	—	(2,535)	—	(44)	(2,579)	12,380	81,682	94,062	—	(144)	—	(144)
JP Morgan IT Mid Cap Value (Grandmaster ™)	(182)	3,262	7,204	10,284	—	(6,377)	—	(9)	(6,386)	3,898	56,175	60,073	—	(346)	—	(346)
JP Morgan IT Mid Cap Value (IQ3 ™)	(165)	297	6,360	6,492	—	(75)	—	(28)	(103)	6,389	34,872	41,261	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle ™)	(109)	14,444	3,140	17,475	—	(27,356)	(4,796)	(20)	(32,172)	(14,697)	106,523	91,826	—	(1,536)	(274)	(1,810)
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	(1,711)	102,787	7,677	108,753	—	(231,105)	—	(253)	(231,358)	(122,605)	693,039	570,434	—	(13,191)	(1)	(13,192)
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	(1,616)	25,336	20,589	44,309	—	(47,311)	—	(364)	(47,675)	(3,366)	250,239	246,873	—	(2,606)	—	(2,606)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	138	33	1,426	1,597	—	(290)	—	(1)	(291)	1,306	10,044	11,350	—	(12)	—	(12)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	20	6	187	213	—	—	—	(5)	(5)	208	1,310	1,518	—	—	—	—
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	4,336	22,011	21,147	47,494	—	(81,481)	(19,840)	(111)	(101,432)	(53,938)	347,745	293,807	—	(2,820)	(696)	(3,516)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	3,513	4,007	30,183	37,703	—	(56,619)	—	(84)	(56,703)	(19,000)	252,191	233,191	—	(2,343)	—	(2,343)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	270	65	1,298	1,633	—	(4,521)	18,336	(3)	13,812	15,445	—	15,445	—	—	489	489
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	—	29	—	29	10,373	(10,402)	—	—	(29)	—	—	—	1,111	(1,111)	—	—
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(14)	35	560	581	—	(142)	—	(8)	(150)	431	4,051	4,482	—	(14)	—	(14)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(32)	1,810	3,198	4,976	—	(9,067)	—	(97)	(9,164)	(4,188)	34,689	30,501	—	(351)	—	(351)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	(918)	4,725	12,926	16,733	—	(8,212)	(16,081)	(64)	(24,357)	(7,624)	123,772	116,148	—	(346)	(662)	(1,008)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(497)	(16,402)	28,111	11,212	—	(15,045)	—	(56)	(15,101)	(3,889)	84,167	80,278	—	(631)	—	(631)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	(3,434)	66,015	29,554	92,135	600	(87,567)	(43,864)	(311)	(131,142)	(39,007)	678,786	639,779	18	(2,728)	(1,351)	(4,061)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(8,622)	(161,930)	357,871	187,319	—	(192,747)	(9,203)	(244)	(202,194)	(14,875)	1,352,862	1,337,987	—	(7,339)	(346)	(7,685)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (Pinnacle Plus II Reduced M&E ™)*	$(2)	$(6)	$—	$(8)	$—	$(4,478)	$4,490	$(4)	$8	$—	$—	$—	—	—	—	—
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	4,794	(8,559)	48,748	44,983	1,294	(12,424)	(8,518)	(265)	(19,913)	25,070	282,076	307,146	71	(715)	(486)	(1,130)
Franklin Growth and Income Securities (AdvantEdge ™)	1,571	622	9,584	11,777	7,500	(3,146)	(1,830)	(752)	1,772	13,549	112,570	126,119	720	(378)	(172)	170
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,233	(1,870)	9,427	9,790	—	(2,636)	39,282	(215)	36,431	46,221	79,500	125,721	—	(276)	3,774	3,498
Franklin Growth and Income Securities (AnnuiChoice ™)	17,914	(5,388)	83,878	96,404	43,458	(147,008)	10,821	(2,090)	(94,819)	1,585	912,881	914,466	3,043	(10,240)	729	(6,468)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	5,198	(34,892)	75,610	45,916	—	(113,407)	78,041	(255)	(35,621)	10,295	464,956	475,251	—	(8,050)	5,415	(2,635)
Franklin Growth and Income Securities (Grandmaster ™)	11,614	22,032	47,919	81,565	1,200	(63,991)	(93,543)	(141)	(156,475)	(74,910)	851,941	777,031	83	(4,411)	(6,830)	(11,158)
Franklin Growth and Income Securities (IQ Annuity ™)	10,623	(34,191)	96,701	73,133	1,700	(101,535)	52,322	(657)	(48,170)	24,963	694,424	719,387	119	(7,018)	3,600	(3,299)
Franklin Growth and Income Securities (Pinnacle ™)	12,779	4,868	64,740	82,387	15,736	(141,818)	(112,114)	(395)	(238,591)	(156,204)	877,399	721,195	1,774	(16,097)	(12,757)	(27,080)
Franklin Growth and Income Securities (Pinnacle IV ™)	45,625	(516,815)	776,875	305,685	22,071	(884,881)	(192,395)	(1,144)	(1,056,349)	(750,664)	3,137,418	2,386,754	1,523	(61,881)	(13,120)	(73,478)
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	15	4	15	34	—	—	753	—	753	787	—	787	—	—	85	85
Franklin Growth and Income Securities (Pinnacle Plus ™)	7,840	(22,954)	75,141	60,027	—	(32,583)	37,404	(595)	4,226	64,253	579,740	643,993	—	(2,486)	2,794	308
Franklin Growth and Income Securities (Pinnacle V ™)	11,604	40,650	34,150	86,404	11,456	(46,554)	(24,309)	(4,215)	(63,622)	22,782	821,871	844,653	1,400	(5,895)	(2,605)	(7,100)
Franklin Income Securities (AdvantEdge ™)	10,653	2,515	9,496	22,664	8,639	(41,273)	404	(602)	(32,832)	(10,168)	224,338	214,170	786	(3,715)	33	(2,896)
Franklin Income Securities (AnnuiChoice II ™)	20,106	6,947	13,440	40,493	—	(6,812)	(2,670)	(363)	(9,845)	30,648	363,033	393,681	—	(590)	(237)	(827)
Franklin Income Securities (AnnuiChoice ™)	12,481	(2,564)	15,398	25,315	—	(11,842)	20,918	(243)	8,833	34,148	220,473	254,621	—	(621)	1,051	430
Franklin Income Securities (GrandMaster flex3 ™)	68,718	(99,458)	187,337	156,597	360	(196,442)	(250,033)	(867)	(446,982)	(290,385)	1,730,279	1,439,894	20	(11,090)	(13,809)	(24,879)
Franklin Income Securities (Grandmaster ™)	55,944	23,064	44,805	123,813	312	(128,223)	(59,390)	(386)	(187,687)	(63,874)	1,283,619	1,219,745	17	(7,455)	(3,083)	(10,521)
Franklin Income Securities (IQ Annuity ™)	51,787	(51,057)	111,171	111,901	37,282	(203,675)	(16,482)	(927)	(183,802)	(71,901)	1,166,870	1,094,969	1,945	(11,369)	(881)	(10,305)
Franklin Income Securities (Pinnacle IV ™)	202,716	(106,565)	331,387	427,538	46,607	(801,426)	(116,862)	(922)	(872,603)	(445,065)	4,218,221	3,773,156	2,470	(43,277)	(5,964)	(46,771)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	(25)	—	189	164	—	—	13,376	—	13,376	13,540	—	13,540	—	—	1,169	1,169
Franklin Income Securities (Pinnacle Plus ™)	47,873	(38,271)	95,906	105,508	—	(64,887)	(108,639)	(963)	(174,489)	(68,981)	1,064,943	995,962	—	(4,049)	(6,806)	(10,855)
Franklin Income Securities (Pinnacle V ™)	126,432	44,456	96,634	267,522	593,057	(186,811)	(16,747)	(2,285)	387,214	654,736	2,367,411	3,022,147	55,830	(18,019)	(1,611)	36,200
Franklin Large Cap Growth Securities (AdvantEdge ™)	(971)	8,511	8,166	15,706	1,550	(995)	22,743	(1,262)	22,036	37,742	119,983	157,725	158	(219)	2,464	2,403
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(442)	(511)	13,952	12,999	—	(1,772)	(591)	(388)	(2,751)	10,248	118,686	128,934	—	(207)	(51)	(258)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(109)	1,250	3,522	4,663	—	(5,268)	8,621	(14)	3,339	8,002	35,903	43,905	—	(365)	633	268
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(118)	1,785	755	2,422	—	(9,707)	(3,953)	(26)	(13,686)	(11,264)	22,091	10,827	—	(694)	(280)	(974)
Franklin Large Cap Growth Securities (Grandmaster ™)	(203)	(346)	4,682	4,133	—	(1,174)	(2,927)	(17)	(4,118)	15	38,259	38,274	—	(85)	(205)	(290)
Franklin Large Cap Growth Securities (IQ Annuity ™)	(1,293)	(10,560)	33,426	21,573	—	(88,312)	—	(117)	(88,429)	(66,856)	213,170	146,314	—	(6,354)	—	(6,354)
Franklin Large Cap Growth Securities (Pinnacle ™)	(1,052)	33,097	(1,627)	30,418	5,941	(127,792)	(7,959)	(78)	(129,888)	(99,470)	238,753	139,283	417	(8,726)	(479)	(8,788)
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(6,259)	12,068	123,051	128,860	8,018	(546,028)	(45,353)	(154)	(583,517)	(454,657)	1,181,000	726,343	576	(38,552)	(3,193)	(41,169)
Franklin Large Cap Growth Securities (Pinnacle Plus II Reduced M&E ™)*	(14)	(2)	70	54	—	(410)	5,355	—	4,945	4,999	—	4,999	—	—	350	350
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(2,062)	2,027	24,581	24,546	210	(10,522)	(25,734)	(301)	(36,347)	(11,801)	239,248	227,447	17	(866)	(2,076)	(2,925)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(5,703)	32,552	49,654	76,503	11,593	(51,822)	(4,123)	(3,370)	(47,722)	28,781	749,243	778,024	1,296	(6,183)	(580)	(5,467)
Franklin Mutual Shares Securities (AdvantEdge ™)	5,723	12,820	129,828	148,371	69,972	(15,827)	(17,784)	(12,667)	23,694	172,065	1,186,695	1,358,760	7,306	(3,058)	(1,732)	2,516
Franklin Mutual Shares Securities (AnnuiChoice II ™)	1,679	5,673	14,839	22,191	247	(12,353)	2,535	(1,036)	(10,607)	11,584	173,297	184,881	26	(1,312)	245	(1,041)
Franklin Mutual Shares Securities (AnnuiChoice ™)	4,118	11,291	36,332	51,741	17,966	(117,130)	(22,993)	(784)	(122,941)	(71,200)	409,084	337,884	1,180	(7,147)	(1,399)	(7,366)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	2,660	(105,022)	206,112	103,750	360	(116,285)	(185,931)	(445)	(302,301)	(198,551)	1,011,009	812,458	23	(7,748)	(12,531)	(20,256)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	182	(7)	1,383	1,558	—	—	—	—	—	1,558	11,492	13,050	—	—	—	—
Franklin Mutual Shares Securities (IQ Annuity ™)	1,885	(14,070)	48,703	36,518	1,180	(41,041)	7,233	(325)	(32,953)	3,565	303,946	307,511	75	(2,742)	525	(2,142)
Franklin Mutual Shares Securities (Pinnacle ™)	5,051	12,898	82,001	99,950	1,450	(126,290)	(30,360)	(343)	(155,543)	(55,593)	847,602	792,009	93	(8,165)	(1,908)	(9,980)
Franklin Mutual Shares Securities (Pinnacle IV ™)	9,465	(149,541)	378,368	238,292	14,795	(502,545)	(84,407)	(774)	(572,931)	(334,639)	2,125,353	1,790,714	978	(33,123)	(5,046)	(37,191)
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	6	4	36	46	—	—	742	—	742	788	—	788	—	—	48	48
Franklin Mutual Shares Securities (Pinnacle Plus ™)	2,237	(2,446)	83,459	83,250	210	(52,903)	(103,892)	(565)	(157,150)	(73,900)	749,766	675,866	15	(3,772)	(7,663)	(11,420)
Franklin Mutual Shares Securities (Pinnacle V ™)	12,771	75,713	225,583	314,067	108,000	(353,826)	28,208	(10,430)	(228,048)	86,019	2,580,985	2,667,004	12,827	(43,771)	3,792	(27,152)
Franklin Mutual Shares Securities(Grandmaster ™)	11,167	114,583	12,442	138,192	2,985	(336,823)	230,772	(432)	(103,498)	34,694	1,122,695	1,157,389	199	(23,021)	16,227	(6,595)
Franklin Small Cap Value Securities (AdvantEdge ™)	(582)	6,245	5,924	11,587	—	—	(5,285)	(401)	(5,686)	5,901	84,190	90,091	—	(36)	(619)	(655)
Franklin Small Cap Value Securities (Annuichoice II ™)	(121)	1,120	3,782	4,781	—	(2,400)	2,313	(74)	(161)	4,620	28,138	32,758	1	(254)	237	(16)
Franklin Small Cap Value Securities (Annuichoice ™)	(275)	4,594	12,868	17,187	3,200	(16,513)	(4,928)	(197)	(18,438)	(1,251)	116,277	115,026	321	(1,792)	(515)	(1,986)
Franklin Small Cap Value Securities (Grandmaster ™)	(4,879)	36,068	96,185	127,374	4,347	(303,282)	(38,047)	(359)	(337,341)	(209,967)	895,494	685,527	461	(32,148)	(2,661)	(34,348)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(545)	(1,216)	12,522	10,761	—	(5,953)	(1,000)	(35)	(6,988)	3,773	68,431	72,204	—	(627)	(101)	(728)
Franklin Small Cap Value Securities (IQ Annuuity ™)	(721)	5,335	11,380	15,994	787	(9,167)	34,853	(69)	26,404	42,398	82,712	125,110	77	(970)	3,637	2,744
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(2,112)	12,230	26,411	36,529	—	(31,948)	(13,422)	(266)	(45,636)	(9,107)	255,866	246,759	—	(3,333)	(1,628)	(4,961)
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(1,699)	3,949	44,874	47,124	1,500	(47,175)	34,443	(334)	(11,566)	35,558	294,165	329,723	150	(4,856)	3,389	(1,317)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(5,577)	81,567	52,710	128,700	—	(191,554)	(16,951)	(239)	(208,744)	(80,044)	868,212	788,168	—	(19,855)	(1,695)	(21,550)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	$(2,545)	$11,359	$40,502	$49,316	$12,447	$(75,421)	$(12,755)	$(464)	$(76,193)	$(26,877)	$365,583	$338,706	1,309	(8,469)	(1,287)	(8,447)
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	(549)	2,315	2,079	3,845	—	(1,090)	(26,888)	(122)	(28,100)	(24,255)	35,811	11,556	—	(112)	(2,464)	(2,576)
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	(97)	90	959	952	—	(50)	109	(74)	(15)	937	7,813	8,750	—	(10)	9	(1)
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	(55)	23	691	659	—	—	—	(5)	(5)	654	5,354	6,008	—	—	—	—
Invesco Van Kampen VI American Franchise (GrandMaster flex3 ™)	(7)	—	8	1	—	—	—	(8)	(8)	(7)	7	—	—	—	—	—
Invesco Van Kampen VI American Franchise (Grandmaster ™)	(336)	15,247	(5,562)	9,349	—	(83,324)	12,396	—	(70,928)	(61,579)	77,511	15,932	—	(5,282)	744	(4,538)
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	(1,253)	(841)	14,630	12,536	510	(24,555)	(63,521)	(82)	(87,648)	(75,112)	117,288	42,176	37	(1,815)	(4,839)	(6,617)
Invesco Van Kampen VI Comstock (AdvantEdge ™)	172	203	5,358	5,733	18,457	(47)	34,831	(296)	52,945	58,678	14,928	73,606	1,820	(33)	3,427	5,214
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	77	136	3,272	3,485	—	(365)	(772)	(152)	(1,289)	2,196	20,209	22,405	—	(51)	(72)	(123)
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	111	40	3,288	3,439	14	—	—	(4)	10	3,449	19,380	22,829	1	—	—	1
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	9	2,004	12,007	14,020	—	(3,419)	5,957	(26)	2,512	16,532	80,438	96,970	—	(214)	384	170
Invesco Van Kampen VI Comstock (Grandmaster ™)	(20)	(2,205)	11,429	9,204	—	(19,979)	(2,573)	(40)	(22,592)	(13,388)	67,195	53,807	—	(1,329)	(158)	(1,487)
Invesco Van Kampen VI Comstock (IQ Annuity ™)	7	275	2,223	2,505	—	(3,981)	2,804	(19)	(1,196)	1,309	16,884	18,193	—	(261)	165	(96)
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E ™)	(14)	—	101	87	—	—	7,310	—	7,310	7,397	—	7,397	—	—	611	611
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	(623)	2,199	26,527	28,103	210	(21,365)	(77,033)	(149)	(98,337)	(70,234)	203,801	133,567	15	(1,472)	(5,563)	(7,020)
Invesco Van Kampen VI American Value (AdvantEdge ™)	(3,588)	14,034	41,211	51,657	20,776	(3,522)	(21,900)	(2,677)	(7,323)	44,334	339,695	384,029	1,891	(569)	(1,957)	(635)
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	(339)	2,893	6,847	9,401	—	(3,967)	7,332	(192)	3,173	12,574	56,522	69,096	—	(372)	687	315
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	(68)	—	773	705	—	—	18,749	—	18,749	19,454	—	19,454	—	—	1,694	1,694
Invesco Van Kampen VI American Value (Grandmaster ™)	(25)	1,323	29	1,327	—	(1,770)	(33,411)	—	(35,181)	(33,854)	33,854	—	—	(161)	(3,211)	(3,372)
Invesco Van Kampen VI American Value (IQ Annuity ™)	(97)	269	1,854	2,026	—	(738)	6,204	(35)	5,431	7,457	10,325	17,782	—	(69)	578	509
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	(14,290)	31,411	97,737	114,858	1,801	(56,785)	1,180,465	(183)	1,125,298	1,240,156	131,326	1,371,482	166	(5,162)	111,858	106,862
Invesco Van Kampen VI American Franchise (Pinnacle ™)	(345)	31	3,438	3,124	4,666	(15,764)	(3,004)	(24)	(14,126)	(11,002)	27,328	16,326	296	(1,009)	(200)	(913)
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	(2,410)	14,011	7,678	19,279	2,784	(55,994)	12,661	(54)	(40,603)	(21,324)	165,926	144,602	180	(3,631)	807	(2,644)
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	(1,426)	3,928	7,660	10,162	68	(5,100)	1,595	(237)	(3,674)	6,488	84,696	91,184	7	(490)	166	(317)
Invesco Van Kampen VI Comstock (Pinnacle ™)	179	1,365	17,203	18,747	—	(1,673)	(5,535)	(33)	(7,241)	11,506	109,855	121,361	—	(107)	(340)	(447)
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	(266)	60,154	12,697	72,585	10,444	(118,671)	(23,793)	(121)	(132,141)	(59,556)	470,030	410,474	656	(7,568)	(1,516)	(8,428)
Invesco Van Kampen VI Comstock (Pinnacle Plus II Reduced M&E ™)*	10	2	116	128	—	(148)	1,907	—	1,759	1,887	—	1,887	—	—	112	112
Invesco Van Kampen VI Comstock (Pinnacle V ™)	(108)	6,474	18,746	25,112	33,440	(3,172)	14,010	(1,199)	43,079	68,191	131,789	199,980	3,837	(508)	1,653	4,982
Invesco Van Kampen VI International Growth Class II (Advantedge™)	27	4	508	539	9,133	—	(38)	(14)	9,081	9,620	—	9,620	1,015	(1)	(5)	1,009
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	—	54	2,842	2,896	3,630	(4,033)	35,085	—	34,682	37,578	—	37,578	386	(428)	3,967	3,925
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	392	799	5,029	6,220	—	(8,065)	67,464	(5)	59,394	65,614	—	65,614	—	(954)	7,819	6,865
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	(162)	455	14,550	14,843	14,846	(12,843)	66,368	(3)	68,368	83,211	77,768	160,979	1,620	(1,429)	7,433	7,624
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	(2,062)	9,456	23,360	30,754	23,408	(3,773)	(24,076)	(1,365)	(5,806)	24,948	218,407	243,355	2,209	(470)	(2,468)	(729)
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	(102)	3,334	(710)	2,522	5,790	(30,217)	(154)	(11)	(24,592)	(22,070)	24,925	2,855	505	(2,684)	(58)	(2,237)
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	(173)	4,785	(847)	3,765	—	(20,591)	(1,408)	—	(21,999)	(18,234)	26,534	8,300	—	(1,826)	(108)	(1,934)
Templeton Foreign Securities (Pinnacle ™)	5,855	9,337	42,252	57,444	—	(37,995)	(106,566)	(107)	(144,668)	(87,224)	454,151	366,927	—	(2,133)	(6,330)	(8,463)
Templeton Foreign Securities (Pinnacle IV ™)	21,341	(194,017)	380,950	208,274	15,183	(313,615)	(60,268)	(515)	(359,215)	(150,941)	1,448,044	1,297,103	872	(17,982)	(3,378)	(20,488)
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	40	(10)	77	107	—	(153)	2,069	—	1,916	2,023	—	2,023	—	—	105	105
Templeton Foreign Securities (Pinnacle V ™)	18,350	50,754	106,938	176,042	52,079	(116,049)	15,651	(3,458)	(51,777)	124,265	1,108,968	1,233,233	6,156	(14,429)	1,935	(6,338)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	3,028	4,031	15,211	22,270	—	(1,338)	1,764	(301)	125	22,395	133,998	156,393	—	(161)	142	(19)
Templeton Foreign Securities Fund (AnnuiChoice ™)	1,541	4,290	5,957	11,788	20	(15,135)	—	(115)	(15,230)	(3,442)	72,018	68,576	1	(790)	—	(789)
Templeton Foriegn Securities Fund (AdvantEdge ™)	5,051	(3,339)	49,911	51,623	43,147	(5,453)	(38,382)	(2,507)	(3,195)	48,428	326,285	374,713	4,891	(928)	(4,471)	(508)
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	3,446	(25,104)	60,982	39,324	—	(28,676)	(11,198)	(93)	(39,967)	(643)	269,272	268,629	—	(1,696)	(680)	(2,376)
Templeton Foriegn Securities Fund (Grandmaster ™)	1,796	9,971	15,408	27,175	—	(131,807)	(38,248)	(42)	(170,097)	(142,922)	259,338	116,416	—	(7,317)	(2,358)	(9,675)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	34,734	(238,845)	139,918	(64,193)	1,696	(70,589)	216,139	(612)	146,634	82,441	534,704	617,145	106	(4,522)	4,159	(257)
Templeton Growth Securities (AdvantEdge ™)	306	188	14,724	15,218	—	(2,672)	(14,411)	(807)	(17,890)	(2,672)	84,002	81,330	—	(398)	(1,598)	(1,996)
Templeton Growth Securities (AnnuiChoice II ™)	587	(4)	9,945	10,528	—	(3,648)	9,753	(202)	5,903	16,431	50,913	67,344	—	(439)	1,106	667
Templeton Growth Securities (AnnuiChoice ™)	51	(5)	855	901	—	—	(29)	(19)	(48)	853	4,557	5,410	—	(1)	(2)	(3)
Templeton Growth Securities (GrandMaster flex3 ™)	1,572	(146,138)	224,473	79,907	360	(105,390)	(143,570)	(322)	(248,922)	(169,015)	622,499	453,484	25	(7,770)	(10,711)	(18,456)
Templeton Growth Securities (Grandmaster ™)	453	25,019	1,451	26,923	—	(395,876)	216,390	(43)	(179,529)	(152,606)	245,644	93,038	—	(26,916)	14,355	(12,561)
Templeton Growth Securities (IQ Advisor Standard ™)	80	(8)	960	1,032	—	—	—	—	—	1,032	5,071	6,103	—	—	—	—
Templeton Growth Securities (IQ Annuity ™)	3,759	766	122,810	127,335	—	(70,425)	(7,821)	(318)	(78,564)	48,771	695,795	744,566	—	(4,910)	(509)	(5,419)
Templeton Growth Securities (Pinnacle ™)	2,146	5,059	53,058	60,263	—	(19,141)	(5,247)	(74)	(24,462)	35,801	312,285	348,086	—	(1,278)	(281)	(1,559)
Templeton Growth Securities (Pinnacle IV ™)	5,505	49,859	96,940	152,304	12,823	(180,812)	(7,417)	(147)	(175,553)	(23,249)	879,598	856,349	891	(13,049)	(70)	(12,228)
Templeton Growth Securities (Pinnacle Plus II Reduced M&E ™)*	91	(2)	600	689	—	—	8,437	(6)	8,431	9,120	—	9,120	—	—	571	571
Templeton Growth Securities (Pinnacle Plus ™)	238	(20,351)	66,342	46,229	510	(14,915)	(106,120)	(180)	(120,705)	(74,476)	292,359	217,883	37	(1,143)	(8,004)	(9,110)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle V ™)	$4,074	$43,751	$89,463	$137,288	$3,225	$(99,918)	$34,431	$(2,516)	$(64,778)	$72,510	$726,054	$798,564	478	(13,731)	4,971	(8,282)
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	2,048	2,364	20,923	25,335	15,000	(7,419)	(7,441)	(1,172)	(1,032)	24,303	151,328	175,631	1,218	(656)	(554)	8
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	1,321	251	10,109	11,681	—	(148)	16,417	(80)	16,189	27,870	62,819	90,689	—	(16)	1,205	1,189
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	3,200	13,153	8,341	24,694	—	(76,514)	—	(341)	(76,855)	(52,161)	156,047	103,886	—	(5,272)	—	(5,272)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	1,356	674	17,403	19,433	—	(10,206)	54,600	(10)	44,384	63,817	116,914	180,731	—	(756)	3,891	3,135
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	267	1,002	1,146	2,415	—	(22,977)	13,992	(7)	(8,992)	(6,577)	25,356	18,779	—	(1,066)	629	(437)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	1,555	2,012	15,584	19,151	—	(1,139)	69,403	(165)	68,099	87,250	105,304	192,554	—	(55)	2,953	2,898
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	3,132	7,374	24,397	34,903	5,424	(30,588)	8,484	(63)	(16,743)	18,160	217,547	235,707	416	(2,302)	710	(1,176)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	—	29	—	29	13,264	(13,293)	—	—	(29)	—	—	—	1,161	(1,161)	—	—
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	28,016	140,288	220,065	388,369	406	(132,860)	(2,708,521)	(789)	(2,841,764)	(2,453,395)	4,414,388	1,960,993	21	(6,827)	(143,971)	(150,777)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	4,485	5,850	46,999	57,334	17,241	(18,206)	84,578	(850)	82,763	140,097	317,797	457,894	1,358	(1,409)	6,286	6,235
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(6,090)	14,553	54,416	62,879	8,000	(6,333)	8,141	(2,669)	7,139	70,018	337,650	407,668	989	(1,132)	1,243	1,100
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(475)	4,974	2,059	6,558	247	(337)	(24,702)	(152)	(24,944)	(18,386)	58,192	39,806	19	(39)	(2,142)	(2,162)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,414)	42,058	(7,772)	31,872	—	(170,546)	(3,228)	(329)	(174,103)	(142,231)	291,482	149,251	—	(5,368)	(113)	(5,481)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(4,062)	65,882	(14,502)	47,318	225	(93,520)	(39,539)	(166)	(133,000)	(85,682)	318,431	232,749	7	(2,940)	(1,280)	(4,213)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(8,404)	82,263	34,899	108,758	4,901	(170,704)	(16,112)	(344)	(182,259)	(73,501)	653,035	579,534	158	(5,239)	(479)	(5,560)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(5,297)	6,798	58,873	60,374	420	(19,076)	(24,864)	(297)	(43,817)	16,557	350,361	366,918	12	(606)	(773)	(1,367)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(5,062)	1,309	66,068	62,315	7,594	(54,703)	5,888	(269)	(41,490)	20,825	356,942	377,767	227	(1,708)	204	(1,277)
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(27,417)	248,794	75,056	296,433	4,748	(298,158)	(512,383)	(721)	(806,514)	(510,081)	2,033,373	1,523,292	149	(9,375)	(16,398)	(25,624)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(24,064)	(137,680)	170,961	9,217	1,485	(124,257)	209,928	(1,102)	86,054	95,271	763,163	858,434	53	(4,513)	3,074	(1,386)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(16,362)	49,230	137,591	170,459	15,549	(85,954)	(139,656)	(4,124)	(214,185)	(43,726)	1,067,708	1,023,982	1,660	(9,845)	(15,732)	(23,917)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	—	(27)	—	(27)	13,495	(13,468)	—	—	27	—	—	—	1,108	(1,108)	—	—
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	(10,520)	97,336	39,347	126,163	406	(120,804)	1,033,923	(887)	912,638	1,038,801	598,363	1,637,164	18	(5,478)	47,897	42,437
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	(2,954)	3,452	26,698	27,196	21,096	(3,008)	40,513	(1,693)	56,908	84,104	191,413	275,517	1,828	(415)	3,515	4,928
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	(983)	18,814	2,195	20,026	—	(41,412)	(30,136)	(92)	(71,640)	(51,614)	198,865	147,251	9	(4,706)	(4,032)	(8,729)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(285)	12,600	2,575	14,890	264	(61,767)	(14,230)	(10)	(75,743)	(60,853)	105,911	45,058	31	(6,600)	(1,668)	(8,237)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	(729)	5,786	4,959	10,016	—	(30,618)	14,850	(28)	(15,796)	(5,780)	80,613	74,833	—	(3,556)	1,667	(1,889)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	(798)	9,022	2,897	11,121	100	(30,174)	18,742	(49)	(11,381)	(260)	93,850	93,590	4	(1,174)	672	(498)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	(1,394)	10,849	10,126	19,581	766	(7,602)	7,504	(163)	505	20,086	140,854	160,940	30	(298)	285	17
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(7,736)	115,029	12,553	119,846	4,355	(182,346)	(34,326)	(371)	(212,688)	(92,842)	902,918	810,076	503	(21,042)	(3,733)	(24,272)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	(8,915)	73,032	54,137	118,254	29,233	(82,101)	(82,663)	(2,251)	(137,782)	(19,528)	873,379	853,851	3,264	(8,979)	(8,929)	(14,644)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	545	(341)	10,176	10,380	14,006	(517)	13,449	(787)	26,151	36,531	80,582	117,113	1,532	(143)	1,486	2,875
BlackRock Capital Appreciation VI (AnnuiChoice II™)	44	(14)	677	707	—	—	16	(42)	(26)	681	5,614	6,295	—	(5)	4	(1)
BlackRock Capital Appreciation VI (Annuichoice™)	16	339	(141)	214	—	(1,229)	3,163	(58)	1,876	2,090	6,201	8,291	—	(140)	279	139
BlackRock Capital Appreciation VI (Grandmaster flex3 ™)	(66)	(392)	(36)	(494)	—	(12,534)	19,588	(19)	7,035	6,541	—	6,541	—	(1,344)	2,038	694
BlackRock Capital Appreciation VI Class III (Grandmaster™)	(11)	(47)	(29)	(87)	—	(36)	1,097	(11)	1,050	963	—	963	—	(5)	107	102
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	76	(365)	—	(289)	—	(1,909)	17,085	(44)	15,132	14,843	—	14,843	—	(209)	1,779	1,570
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	(630)	(1,942)	1,120	(1,452)	—	(36,520)	54,886	(153)	18,213	16,761	5,982	22,743	—	(3,806)	5,506	1,700
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	579	1,778	2,338	4,695	31,968	(614)	58,341	(248)	89,447	94,142	22,601	116,743	3,471	(92)	6,329	9,708
BlackRock Global Allocation VI (Advantedge™)	1,677	(2,354)	43,983	43,306	52,320	(7,379)	6,213	(1,974)	49,180	92,486	514,082	606,568	5,597	(1,000)	616	5,213
BlackRock Global Allocation VI (AnnuiChoice II™)	562	(758)	4,711	4,515	12,775	(2,619)	17,677	(7)	27,826	32,341	38,894	71,235	1,408	(278)	1,847	2,977
BlackRock Global Allocation VI (Annuichoice™)	(356)	2,380	12,077	14,101	—	(161,249)	(16,306)	(266)	(177,821)	(163,720)	194,680	30,960	—	(16,930)	(1,625)	(18,555)
BlackRock Global Allocation VI (Grandmaster flex3 ™)	316	(150)	3,461	3,627	—	(20,783)	40,919	(36)	20,100	23,727	33,162	56,889	—	(2,221)	4,393	2,172
BlackRock Global Allocation VI (Grandmaster™)	252	(49)	798	1,001	—	(1,240)	34,843	(27)	33,576	34,577	8,896	43,473	—	(135)	3,624	3,489
BlackRock Global Allocation VI Class III (Pinnacle ™)	(502)	43	5,630	5,171	—	(15,645)	(43,146)	(158)	(58,949)	(53,778)	77,974	24,196	—	(1,704)	(4,525)	(6,229)
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	(1,011)	1,174	5,112	5,275	—	(35,327)	(34,284)	(208)	(69,819)	(64,544)	71,977	7,433	—	(3,712)	(3,578)	(7,290)
BlackRock Global Allocation VI Class III (Pinnacle V ™)	(175)	(481)	9,370	8,714	12,602	(1,645)	(33,238)	(139)	(22,420)	(13,706)	105,021	91,315	1,370	(191)	(3,495)	(2,316)
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	(2,939)	(6,099)	101,005	91,967	14,094	(37,408)	(119,413)	(224)	(142,951)	(50,984)	676,635	625,651	834	(2,189)	(7,064)	(8,419)
DWS Small Cap Index VIP (Pinnacle IV ™)	(168)	(472)	4,741	4,101	—	(2,434)	525	(13)	(1,922)	2,179	29,298	31,477	—	(151)	32	(119)
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	(1)	(2)	62	59	—	—	2,156	(7)	2,149	2,208	—	2,208	—	—	123	123
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	(90)	(151)	1,085	844	—	(1,660)	—	(9)	(1,669)	(825)	5,732	4,907	—	(184)	—	(184)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	(145)	(13)	1,573	1,415	—	—	—	(12)	(12)	1,403	8,437	9,840	—	(1)	—	(1)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	(101)	115	5,249	5,263	—	(48,915)	318	(2)	(48,599)	(43,336)	43,802	466	—	(5,268)	37	(5,231)

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	$(368)	$(64)	$4,662	$4,230	$—	$(1,039)	$(46)	$(8)	$(1,093)	$3,137	$25,641	$28,778	—	(124)	(2)	(126)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	(316)	1,003	2,901	3,588	—	(20,403)	19,125	(7)	(1,285)	2,303	17,420	19,723	—	(2,162)	2,096	(66)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E ™)	—	(20)	—	(20)	11,640	(11,620)	—	—	20	—	—	—	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	(1,837)	(1,634)	18,264	14,793	—	(22,491)	20,049	(204)	(2,646)	12,147	89,173	101,320	—	(2,468)	2,190	(278)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	(451)	(518)	7,434	6,465	2,857	(403)	13,715	(129)	16,040	22,505	22,226	44,731	329	(57)	1,668	1,940
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	7,024	(6,124)	20,781	21,681	18,771	(6,523)	(44,376)	(387)	(32,515)	(10,834)	262,622	251,788	1,269	(460)	(3,079)	(2,270)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	355	(1,184)	2,142	1,313	—	(109)	6,425	(110)	6,206	7,519	10,660	18,179	3	(14)	415	404
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	85	(1)	56	140	—	—	2,138	(2)	2,136	2,276	—	2,276	—	—	144	144
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	712	(379)	5,860	6,193	—	(35,895)	(18,573)	—	(54,468)	(48,275)	71,912	23,637	—	(2,260)	(1,223)	(3,483)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E ™)	—	(90)	—	(90)	11,217	(11,127)	—	—	90	—	—	—	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	4,236	(8,550)	12,553	8,239	—	(27,926)	10,351	(245)	(17,820)	(9,581)	105,076	95,495	—	(1,883)	643	(1,240)
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	348	(3,671)	4,866	1,543	—	(266)	(19,910)	(7)	(20,183)	(18,640)	22,789	4,149	—	(18)	(1,296)	(1,314)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	(121)	(7,622)	8,986	1,243	—	(55,456)	22,748	(4)	(32,712)	(31,469)	37,659	6,190	—	(3,656)	1,436	(2,220)
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	2,578	1,332	4,059	7,969	11,747	(8,018)	(6,305)	(200)	(2,776)	5,193	84,519	89,712	771	(545)	(407)	(181)
DWS Small Cap Index (AdvantEdge ™)	(207)	3,212	(228)	2,777	—	(296)	(2,451)	(31)	(2,778)	(1)	2,151	2,150	—	(28)	2	(26)
DWS Small Cap Index (AnnuiChoice II ™)	(132)	2,583	966	3,417	—	(1,315)	555	(70)	(830)	2,587	28,195	30,782	—	(127)	(4)	(131)
DWS Small Cap Index (AnnuiChoice ™)	(172)	10,587	(2,620)	7,795	—	(25,726)	—	(92)	(25,818)	(18,023)	54,510	36,487	—	(1,582)	—	(1,582)
DWS Small Cap Index (GrandMaster flex3 ™)	(632)	4,324	5,441	9,133	—	(3,927)	(4,151)	(23)	(8,101)	1,032	66,536	67,568	—	(243)	(255)	(498)
DWS Small Cap Index (Grandmaster ™)	(55)	3,741	(1,120)	2,566	3,769	(12,219)	11,217	(7)	2,760	5,326	18,233	23,559	270	(878)	798	190
DWS Small Cap Index (IQ3 ™)	(752)	(6,099)	20,173	13,322	—	(10,931)	(27,612)	(67)	(38,610)	(25,288)	104,052	78,764	—	(733)	(1,841)	(2,574)
DWS Small Cap Index (Pinnacle Plus ™)	(2,654)	(55,939)	(1,960)	(60,553)	1,185	(30,811)	181,314	(326)	151,362	90,809	238,708	329,517	78	(2,038)	5,537	3,577
DWS Small Cap Index VIP (Pinnacle IV ™)	(2,460)	62,823	(15,311)	45,052	—	(73,966)	(30,937)	(106)	(105,009)	(59,957)	337,743	277,786	—	(4,776)	(2,157)	(6,933)
DWS Small Cap Index VIP (Pinnacle V ™)	(1,008)	15,192	(183)	14,001	1,781	(13,254)	(2,124)	(547)	(14,144)	(143)	111,345	111,202	187	(1,462)	(323)	(1,598)
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	11,505	2,327	27,757	41,589	8,560	(7,499)	(10,622)	(2,488)	(12,049)	29,540	350,096	379,636	719	(838)	(1,152)	(1,271)
Pimco VIT All Asset (IQ Annuity ™)	5,593	2,082	12,493	20,168	—	(6,217)	7,358	(112)	1,029	21,197	153,298	174,495	—	(563)	648	85
Pimco VIT All Asset (Pinnacle ™)	3,029	(141)	7,819	10,707	—	(1,998)	(2,200)	(47)	(4,245)	6,462	83,847	90,309	—	(184)	(187)	(371)
Pimco VIT All Asset (AnnuiChoice II ™)	17,897	2,290	33,896	54,083	—	(80,012)	141,557	(119)	61,426	115,509	355,537	471,046	—	(6,463)	11,766	5,303
Pimco VIT All Asset (AnnuiChoice ™)	2,011	(2,162)	7,117	6,966	—	(22,761)	1,253	(6)	(21,514)	(14,548)	64,278	49,730	—	(1,933)	100	(1,833)
Pimco VIT All Asset (GrandMaster flex3 ™)	8,119	264	21,112	29,495	—	(2,796)	7,955	(84)	5,075	34,570	226,495	261,065	—	(246)	656	410
Pimco VIT All Asset (Grandmaster ™)	46,302	2,971	108,723	157,996	—	(81,435)	153,791	(56)	72,300	230,296	1,133,925	1,364,221	—	(7,005)	13,400	6,395
Pimco VIT All Asset (Pinnacle IV ™)	59,691	1,505	153,501	214,697	12,413	(34,580)	(7,362)	(210)	(29,739)	184,958	1,655,521	1,840,479	1,043	(2,964)	(667)	(2,588)
Pimco VIT All Asset (Pinnacle Plus ™)	8,884	1,559	19,358	29,801	—	(19,249)	65,129	(334)	45,546	75,347	195,447	270,794	—	(1,599)	5,668	4,069
Pimco VIT All Asset (Pinnacle V ™)	16,638	741	40,657	58,036	54,456	(26,724)	77,597	(1,245)	104,084	162,120	387,522	549,642	4,683	(2,336)	6,590	8,937
Pimco VIT Commodity Real Return (Pinnacle ™)	11,561	1,198	(7,093)	5,666	545	(26,698)	25,646	(167)	(674)	4,992	228,719	233,711	71	(3,452)	2,931	(450)
Pimco VIT Commodity Real Return (Pinnacle IV ™)	30,998	(31,900)	16,257	15,355	120	(151,573)	92,694	(389)	(59,148)	(43,793)	768,191	724,398	15	(19,863)	10,616	(9,232)
Pimco VIT Commodity Real Return (Pinnacle V ™)	50,791	(23,547)	13,279	40,523	27,965	(76,625)	70,933	(3,033)	19,240	59,763	1,168,726	1,228,489	3,657	(10,108)	8,920	2,469
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	20,547	(8,194)	4,988	17,341	37,058	(30,371)	14,508	(3,972)	17,223	34,564	462,853	497,417	4,836	(4,492)	2,088	2,432
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	7,351	(2,373)	6,330	11,308	—	(77,492)	6,885	(344)	(70,951)	(59,643)	210,694	151,051	2	(9,642)	991	(8,649)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	1,823	(1,677)	1,186	1,332	—	(5,694)	2,216	(74)	(3,552)	(2,220)	40,951	38,731	—	(762)	267	(495)
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	11,004	(8,818)	20,111	22,297	2,087	(60,453)	(184,253)	(190)	(242,809)	(220,512)	451,775	231,263	274	(8,038)	(22,987)	(30,751)
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	12,972	1,924	(11,088)	3,808	965	(7,934)	157,107	(127)	150,011	153,819	166,088	319,907	125	(1,020)	20,152	19,257
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	3,433	(385)	(1,211)	1,837	—	(2,173)	13,455	(85)	11,197	13,034	70,792	83,826	—	(286)	1,669	1,383
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E ™)	—	121	—	121	11,949	(12,070)	—	—	(121)	—	—	—	—	—	—	—
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	17,187	(9,085)	5,608	13,710	—	(51,800)	42,896	(453)	(9,357)	4,353	409,987	414,340	—	(6,716)	5,476	(1,240)
Pimco VIT Low Duration (AnnuiChoice II ™)	657	174	3,588	4,419	—	(3,398)	12,525	(11)	9,116	13,535	97,999	111,534	—	(294)	1,068	774
Pimco VIT Low Duration (AnnuiChoice ™)	235	589	434	1,258	—	(20,302)	—	—	(20,302)	(19,044)	38,395	19,351	—	(1,754)	—	(1,754)
Pimco VIT Low Duration (GrandMaster flex3 ™)	384	157	5,209	5,750	—	(29,624)	53,783	(112)	24,047	29,797	157,995	187,792	—	(2,635)	4,650	2,015
Pimco VIT Low Duration (Grandmaster™)	414	2,650	1,369	4,433	203	(294,745)	291,351	(6)	(3,197)	1,236	65,688	66,924	18	(26,128)	25,973	(137)
Pimco VIT Low Duration (IQ Annuity ™)	2,291	41	25,414	27,746	—	(5,569)	543	(69)	(5,095)	22,651	663,192	685,843	—	(497)	47	(450)
Pimco VIT Low Duration (Pinnacle ™)	163	90	1,466	1,719	—	(1,610)	9,029	(35)	7,384	9,103	35,874	44,977	—	(143)	790	647
Pimco VIT Low Duration (Pinnacle IV ™)	2,567	785	27,410	30,762	24,826	(58,570)	25,347	(156)	(8,553)	22,209	744,618	766,827	2,186	(5,169)	2,198	(785)
Pimco VIT Low Duration (AdvantEdge ™)	1,021	2,039	18,293	21,353	—	(44,131)	7,602	(389)	(36,918)	(15,565)	540,113	524,548	—	(3,922)	670	(3,252)
Pimco VIT Low Duration (Pinnacle Plus ™)	515	3,175	12,955	16,645	29,242	(20,851)	(39,561)	(511)	(31,681)	(15,036)	438,095	423,059	2,603	(1,925)	(3,496)	(2,818)
Pimco VIT Low Duration (Pinnacle V ™)	1,855	1,392	27,888	31,135	102,156	(112,830)	146,350	(288)	135,388	166,523	704,983	871,506	9,090	(9,993)	12,838	11,935
Pimco VIT Real Return (Pinnacle IV ™)	42,924	25,905	(4,779)	64,050	12,413	(140,699)	161,435	(235)	32,914	96,964	837,149	934,113	994	(10,954)	12,872	2,912

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (AdvantEdge ™)	$9,188	$560	$3,480	$13,228	$13,525	$(1,737)	$170	$(273)	$11,685	$24,913	$181,104	$206,017	1,106	(159)	16	963
Pimco VIT Real Return (AnnuiChoice II ™)	14,767	12,407	(4,844)	22,330	—	(50,260)	161,626	(237)	111,129	133,459	172,594	306,053	5	(3,830)	12,974	9,149
Pimco VIT Real Return (AnnuiChoice ™)	23,087	35,133	(12,750)	45,470	200	(275,109)	190,548	(1,114)	(85,475)	(40,005)	490,770	450,765	16	(21,098)	15,287	(5,795)
Pimco VIT Real Return (GrandMaster flex3 ™)	3,391	2,413	(1,124)	4,680	—	(21,872)	19,915	(67)	(2,024)	2,656	66,106	68,762	—	(1,781)	1,632	(149)
Pimco VIT Real Return (Grandmaster ™)	11,455	4,525	585	16,565	5,777	(22,354)	105,409	(68)	88,764	105,329	136,024	241,353	445	(1,743)	8,605	7,307
Pimco VIT Real Return (IQ Annuity ™)	12,640	4,210	1,998	18,848	—	(5,951)	(23,936)	(44)	(29,931)	(11,083)	286,624	275,541	—	(482)	(1,924)	(2,406)
Pimco VIT Real Return (Pinnacle ™)	8,080	7,845	(864)	15,061	105	(21,685)	3,265	(124)	(18,439)	(3,378)	209,285	205,907	8	(1,687)	273	(1,406)
Pimco VIT Real Return (Pinnacle Plus ™)	81,657	197,350	(115,518)	163,489	11,048	(116,585)	(2,655,870)	(474)	(2,761,881)	(2,598,392)	4,656,196	2,057,804	857	(9,322)	(217,892)	(226,357)
Pimco VIT Real Return (Pinnacle V ™)	68,543	21,154	1,289	90,986	115,740	(88,964)	337,502	(765)	363,513	454,499	1,020,690	1,475,189	9,317	(7,029)	27,359	29,647
Pimco VIT Total Return (Pinnacle V ™)	225,084	21,498	294,770	541,352	1,669,179	(784,349)	340,027	(33,758)	1,191,099	1,732,451	6,621,269	8,353,720	128,744	(63,503)	26,413	91,654
Pimco VIT Total Return (AdvantEdge ™)	122,391	13,661	176,799	312,851	319,854	(90,293)	127,181	(34,143)	322,599	635,450	3,923,554	4,559,004	24,794	(9,741)	10,020	25,073
Pimco VIT Total Return (AnnuiChoice II ™)	39,167	26,367	26,007	91,541	—	(99,872)	190,432	(4,782)	85,778	177,319	1,037,600	1,214,919	9	(7,827)	14,609	6,791
Pimco VIT Total Return (AnnuiChoice ™)	18,411	40,649	3,604	62,664	—	(589,964)	(26,508)	(999)	(617,471)	(554,807)	937,828	383,021	—	(45,046)	(2,081)	(47,127)
Pimco VIT Total Return (GrandMaster flex3 ™)	17,915	2,699	22,350	42,964	—	(35,465)	53,887	(299)	18,123	61,087	602,713	663,800	—	(2,854)	3,936	1,082
Pimco VIT Total Return (Grandmaster ™)	31,571	5,987	42,128	79,686	10,176	(46,209)	119,446	(243)	83,170	162,856	900,384	1,063,240	782	(3,929)	10,011	6,864
Pimco VIT Total Return (IQ Annuity ™)	30,429	13,039	31,764	75,232	3,881	(90,154)	120,131	(403)	33,455	108,687	947,632	1,056,319	303	(7,013)	9,282	2,572
Pimco VIT Total Return (Pinnacle ™)	28,482	4,854	41,571	74,907	—	(148,993)	(41,201)	(213)	(190,407)	(115,500)	1,060,931	945,431	—	(11,704)	(3,457)	(15,161)
Pimco VIT Total Return (Pinnacle IV ™)	37,299	9,673	44,993	91,965	450	(161,953)	175,241	(487)	13,251	105,216	1,216,846	1,322,062	35	(12,632)	13,280	683
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	270	—	(211)	59	—	—	13,036	—	13,036	13,095	1	13,096	—	—	1,207	1,207
Pimco VIT Total Return (Pinnacle Plus ™)	61,359	15,345	63,670	140,374	19,263	(89,206)	1,193,472	(1,249)	1,122,280	1,262,654	1,208,152	2,470,806	1,487	(7,147)	95,514	89,854
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	206	(2,426)	1,723	(497)	—	—	(34,967)	(198)	(35,165)	(35,662)	35,662	—	—	(22)	(3,870)	(3,892)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	1,163	(6,510)	3,864	(1,483)	—	(5,032)	(145,994)	(82)	(151,108)	(152,591)	152,591	—	—	(548)	(15,875)	(16,423)
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	1,529	(5,549)	2,399	(1,621)	—	(404)	(174,770)	(241)	(175,415)	(177,036)	177,036	—	—	(69)	(18,895)	(18,964)
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	79	(739)	557	(103)	—	(8,303)	(18,438)	—	(26,741)	(26,844)	26,844	—	—	(891)	(2,035)	(2,926)
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	366	(1,574)	606	(602)	—	(130)	(53,665)	(2)	(53,797)	(54,399)	54,399	—	—	(14)	(5,878)	(5,892)
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	263	(1,271)	576	(432)	—	(250)	(38,593)	(5)	(38,848)	(39,280)	39,280	—	—	(27)	(4,227)	(4,254)
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	281	(1,599)	847	(471)	800	—	(37,557)	(19)	(36,776)	(37,247)	37,247	—	86	(2)	(4,131)	(4,047)
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	37	(155)	25	(93)	—	(74)	(7,385)	(1)	(7,460)	(7,553)	7,553	—	—	(8)	(818)	(826)
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	634	(9,198)	7,319	(1,245)	400	(10,268)	(117,581)	(18)	(127,467)	(128,712)	128,712	—	43	(1,126)	(12,945)	(14,028)
Guggenheim VT Global Managed Future Strategy (Pinnacle ™)	(219)	(1,200)	419	(1,000)	1,000	(931)	(2,129)	(8)	(2,068)	(3,068)	8,744	5,676	135	(127)	(301)	(293)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV ™)	(370)	(2,306)	(1,333)	(4,009)	—	(12,571)	(13,508)	(41)	(26,120)	(30,129)	42,797	12,668	—	(1,799)	(1,879)	(3,678)
Guggenheim VT Global Managed Future Strategy (Pinnacle V ™)	(2,806)	(10,257)	(11,991)	(25,054)	1,104	(38,264)	(19,817)	(784)	(57,761)	(82,815)	230,352	147,537	151	(5,313)	(2,860)	(8,022)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	(1,949)	(740)	(13,495)	(16,184)	9,617	(4,019)	17,665	(666)	22,597	6,413	120,221	126,634	1,406	(674)	2,494	3,226
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	(214)	(1,228)	(995)	(2,437)	—	(4,148)	2,743	(150)	(1,555)	(3,992)	18,983	14,991	—	(628)	383	(245)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	(86)	(389)	(649)	(1,124)	—	(2,143)	—	(2)	(2,145)	(3,269)	10,544	7,275	—	(290)	—	(290)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	(2)	(3)	(18)	(23)	—	—	—	(8)	(8)	(31)	176	145	—	(1)	—	(1)
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)	(182)	(932)	(580)	(1,694)	2,107	(695)	6,551	(2)	7,961	6,267	5,588	11,855	281	(98)	846	1,029
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	(955)	(8,815)	976	(8,794)	—	(10,081)	(37,665)	(54)	(47,800)	(56,594)	108,494	51,900	—	(1,397)	(5,018)	(6,415)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	(1,147)	4,198	(2,397)	654	14,994	(1,041)	12,972	(743)	26,182	26,836	109,741	136,577	1,761	(210)	1,520	3,071
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	(504)	6,086	(5,094)	488	—	(73,626)	114,597	(148)	40,823	41,311	57,851	99,162	—	(8,493)	13,159	4,666
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	48	(111)	1,001	938	—	(2,767)	174,771	(157)	171,847	172,785	31,508	204,293	—	(340)	20,240	19,900
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(194)	55	257	118	—	—	18,438	(21)	18,417	18,535	16,585	35,120	—	(2)	2,185	2,183
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	(521)	5,063	(4,133)	409	—	(6,040)	(47,147)	(40)	(53,227)	(52,818)	152,757	99,939	—	(712)	(5,637)	(6,349)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	(791)	1,983	(576)	616	—	(4,033)	(11,957)	(66)	(16,056)	(15,440)	90,877	75,437	—	(484)	(1,415)	(1,899)
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	(1,080)	1,640	596	1,156	—	(8,416)	33,254	—	24,838	25,994	138,614	164,608	—	(990)	3,904	2,914
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	(465)	1,755	(772)	518	—	(32,385)	20,609	(11)	(11,787)	(11,269)	75,311	64,042	—	(3,769)	2,393	(1,376)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	(2,211)	417	2,765	971	10,642	(7,708)	8,582	(103)	11,413	12,384	200,186	212,570	1,264	(940)	1,030	1,354
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	(1,424)	5,995	(3,680)	891	300	(40,161)	106,529	(376)	66,292	67,183	137,981	205,164	35	(4,740)	12,458	7,753
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	(651)	(1,441)	3,444	1,352	—	(2,226)	(3,890)	(128)	(6,244)	(4,892)	42,278	37,386	—	(275)	(429)	(704)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	(547)	(1,271)	3,276	1,458	—	(1,048)	(3,462)	(144)	(4,654)	(3,196)	45,990	42,794	—	(136)	(396)	(532)
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	(16)	412	(332)	64	—	(2,918)	—	—	(2,918)	(2,854)	3,279	425	—	(345)	—	(345)
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	(4)	—	23	19	—	—	1,712	—	1,712	1,731	—	1,731	—	—	207	207
Guggenheim VT U.S. Long Short Momentum (Grandmaster ™)	(13)	(21)	64	30	—	(318)	—	(1)	(319)	(289)	1,025	736	—	(38)	—	(38)
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	(99)	957	(748)	110	—	(815)	(9,792)	(17)	(10,624)	(10,514)	10,514	—	—	(95)	(1,190)	(1,285)
Guggenheim VT U.S. Long Short Momentum (Pinnacle ™)	(64)	44	161	141	—	—	369	(8)	361	502	4,461	4,963	—	(1)	44	43

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	$(224)	$235	$438	$449	$—	$(3,615)	$—	$(36)	$(3,651)	$(3,202)	$15,868	$12,666	—	(423)	—	(423)
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	(848)	(261)	2,439	1,330	—	(1,342)	70	(11)	(1,283)	47	49,424	49,471	—	(162)	9	(153)
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	(917)	3,933	(897)	2,119	10,360	(39,816)	(12,555)	(92)	(42,103)	(39,984)	80,978	40,994	1,202	(4,651)	(1,455)	(4,904)
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	69	134	76	279	—	(792)	—	—	(792)	(513)	19,062	18,549	—	(29)	—	(29)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	51	49	293	393	—	—	1,224	—	1,224	1,617	34,461	36,078	—	—	46	46
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	265	133	1,036	1,434	185,844	—	9,942	—	195,786	197,220	—	197,220	7,362	—	391	7,753
iShares Barclays Intermediate Credit Bond ETF (Varoom)	23	2	82	107	—	—	—	—	—	107	79	186	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	22	79	347	448	—	—	90	—	90	538	10,178	10,716	—	—	4	4
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	(37)	21	189	173	72,593	—	9,182	—	81,775	81,948	—	81,948	2,763	—	352	3,115
iShares Barclays TIPS Bond ETF (Varoom)	9	5	84	98	—	—	—	—	—	98	226	324	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(45)	44	499	498	—	—	7,246	—	7,246	7,744	9,123	16,867	—	—	259	259
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	(10)	3	151	144	12,700	—	—	—	12,700	12,844	—	12,844	494	—	—	494
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	(42)	160	1,363	1,481	66,884	—	(559)	—	66,325	67,806	—	67,806	2,657	—	(22)	2,635
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	270	46	345	661	—	(139)	—	—	(139)	522	6,353	6,875	—	(5)	—	(5)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,162	244	960	2,366	27,940	(505)	(941)	—	26,494	28,860	5,010	33,870	1,060	(18)	(35)	1,007
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	822	52	860	1,734	43,849	—	6,346	—	50,195	51,929	—	51,929	1,621	—	234	1,855
iShares S&P 500 Growth Index ETF (Varoom)	(262)	65	2,578	2,381	—	—	—	—	—	2,381	20,248	22,629	—	—	—	—
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(799)	2,541	12,785	14,527	4,000	(15,798)	(3,039)	—	(14,837)	(310)	129,818	129,508	146	(570)	(104)	(528)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(50)	47	649	646	—	—	2,955	—	2,955	3,601	4,842	8,443	—	—	109	109
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	105	—	585	690	34,596	—	8,356	—	42,952	43,642	—	43,642	1,267	—	300	1,567
iShares Core S&P 500 Index ETF (Varoom)	(71)	235	3,155	3,319	—	(1,045)	—	—	(1,045)	2,274	41,823	44,097	—	(38)	(1)	(39)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(2,638)	9,314	100,549	107,225	148,929	(61,316)	(8,557)	—	79,056	186,281	748,442	934,723	5,697	(2,245)	(248)	3,204
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(186)	256	4,139	4,209	—	(1,494)	4,808	—	3,314	7,523	31,420	38,943	—	(54)	181	127
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	70	6	256	332	6,350	(36,637)	52,072	—	21,785	22,117	—	22,117	231	(1,344)	1,886	773
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	8,807	18,591	52,639	80,037	4,134,856	(49,341)	(24,183)	—	4,061,332	4,141,369	—	4,141,369	148,387	(1,810)	(792)	145,785
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	167	173	412	752	163,420	—	436	—	163,856	164,608	—	164,608	5,787	—	21	5,808
iShares S&P 500 Value Index ETF (Varoom)	13	2	290	305	—	—	—	—	—	305	(38)	267	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(17)	219	4,814	5,016	—	—	6,301	—	6,301	11,317	29,873	41,190	—	—	248	248
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(9)	42	892	925	—	—	2,788	—	2,788	3,713	4,952	8,665	—	—	107	107
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	314	260	6,110	6,684	150,346	—	(1,583)	—	148,763	155,447	—	155,447	5,381	—	(47)	5,334
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	63	41	1,359	1,463	41,772	—	3,801	—	45,573	47,036	—	47,036	1,477	—	141	1,618
iShares Core S&P MidCap Index ETF (Varoom)	(206)	—	4,099	3,893	—	—	—	—	—	3,893	23,073	26,966	—	—	—	—
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(2,526)	1,483	39,058	38,015	38,232	(19,452)	55	—	18,835	56,850	224,591	281,441	1,507	(735)	48	820
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(747)	288	6,464	6,005	55,879	(1,007)	(596)	—	54,276	60,281	18,737	79,018	2,160	(38)	(14)	2,108
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	11	—	85	96	—	(9,112)	13,073	—	3,961	4,057	—	4,057	—	(343)	484	141
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	(1,386)	969	45,432	45,015	1,080,432	(12,408)	(7,613)	—	1,060,411	1,105,426	—	1,105,426	39,448	(465)	(245)	38,738
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	(156)	11	1,724	1,579	36,384	—	6,812	—	43,196	44,775	—	44,775	1,320	—	253	1,573
iShares Core S&P Small Cap Index ETF (Varoom)	(122)	38	2,585	2,501	—	—	—	—	—	2,501	16,831	19,332	—	—	—	—
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(939)	1,172	16,232	16,465	19,116	(9,574)	1,160	—	10,702	27,167	114,100	141,267	741	(363)	62	440
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(261)	111	2,079	1,929	27,940	—	583	—	28,523	30,452	7,066	37,518	1,053	—	25	1,078
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	8	1	48	57	—	(4,573)	6,538	—	1,965	2,022	—	2,022	—	(172)	242	70
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	48	634	19,808	20,490	540,545	(6,223)	827	—	535,149	555,639	—	555,639	19,591	(230)	35	19,396
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	(57)	1	707	651	20,242	—	2,131	—	22,373	23,024	—	23,024	726	—	79	805
iShares S&P Citigroup International Treasury Bond (Varoom)	29	15	430	474	—	—	—	—	—	474	12,230	12,704	—	—	—	—
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(326)	164	4,440	4,278	19,116	(9,152)	11,953	—	21,917	26,195	112,311	138,506	757	(361)	474	870
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(34)	53	263	282	—	(1,027)	564	—	(463)	(181)	9,573	9,392	—	(39)	22	(17)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	(3)	—	44	41	—	(4,613)	6,562	—	1,949	1,990	—	1,990	—	(183)	258	75
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	(3,009)	740	16,445	14,176	540,159	(6,135)	(5,388)	—	528,636	542,812	—	542,812	21,064	(246)	(214)	20,604
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	(148)	56	655	563	—	(142)	—	—	(142)	421	6,452	6,873	—	(5)	—	(5)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(352)	864	13,979	14,491	111,759	(991)	12,792	—	123,560	138,051	101,418	239,469	4,199	(36)	481	4,644
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	26	2	291	319	6,350	—	—	—	6,350	6,669	—	6,669	242	—	—	242
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	525	136	2,879	3,540	202,572	—	15,900	—	218,472	222,012	—	222,012	7,528	—	598	8,126
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	302	(42)	4,165	4,425	—	—	—	—	—	4,425	19,673	24,098	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	990	(307)	5,011	5,694	27,940	—	8,629	—	36,569	42,263	21,958	64,221	1,210	—	412	1,622
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	91	3	708	802	6,350	—	—	—	6,350	7,152	—	7,152	255	—	—	255

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2012

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	$86	$(49)	$1,020	$1,057	$18,588	$—	$2,598	$—	$21,186	$22,243	$—	$22,243	695	—	106	801
Vanguard Tax-Managed International ETF (Varoom)	402	(16)	3,045	3,431	—	—	—	—	—	3,431	14,312	17,743	—	—	—	—
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	5,474	(1,832)	20,451	24,093	19,116	(9,620)	1,928	—	11,424	35,517	108,045	143,562	850	(407)	151	594
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	40	(132)	1,356	1,264	—	(507)	242	—	(265)	999	6,673	7,672	—	(22)	11	(11)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	14	—	113	127	—	(4,480)	6,423	—	1,943	2,070	—	2,070	—	(179)	252	73
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	8,289	(283)	37,034	45,040	540,171	(6,192)	(16,051)	—	517,928	562,968	—	562,968	20,710	(246)	(556)	19,908
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	84	7	65	156	3,855	—	(163)	—	3,692	3,848	—	3,848	142	—	(6)	136
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	230	224	1,167	1,621	—	(839)	—	—	(839)	782	19,036	19,818	—	(29)	—	(29)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	322	121	1,616	2,059	—	—	(751)	—	(751)	1,308	26,311	27,619	—	—	(26)	(26)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	57	3	9	69	7,869	—	(82)	—	7,787	7,856	—	7,856	290	—	(3)	287
Vanguard Large-Cap Index ETF (Varoom)	(180)	58	1,024	902	—	(146)	—	—	(146)	756	6,241	6,997	—	(5)	—	(5)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(286)	697	7,715	8,126	83,819	(998)	(3,525)	—	79,296	87,422	21,287	108,709	3,213	(36)	(127)	3,050
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	92	36	2,003	2,131	78,841	—	18,366	—	97,207	99,338	—	99,338	2,843	—	664	3,507
Vanguard Mega Cap Index ETF (Varoom)	(126)	183	2,660	2,717	—	(901)	—	—	(901)	1,816	20,403	22,219	—	(33)	—	(33)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(41)	112	1,273	1,344	—	—	(622)	—	(622)	722	10,610	11,332	—	—	(21)	(21)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	(4)	48	541	585	28,511	—	303	—	28,814	29,399	—	29,399	1,022	—	13	1,035
Vanguard REIT Index ETF (Varoom)	45	8	286	339	—	—	—	—	—	339	140	479	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)	381	446	1,611	2,438	27,940	—	(888)	—	27,052	29,490	4,513	34,003	963	—	(29)	934
Vanguard REIT Index ETF (Varoom GLWB 3)*	63	(1)	(48)	14	6,350	—	—	—	6,350	6,364	—	6,364	209	—	—	209
Vanguard REIT Index ETF (Varoom GLWB 5)*	399	76	550	1,025	36,886	—	(21)	—	36,865	37,890	—	37,890	1,259	—	(1)	1,258
Vanguard Total Bond Market Index ETF (Varoom)	170	46	89	305	—	—	—	—	—	305	19,189	19,494	—	—	—	—
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	7,594	8,994	(3,276)	13,312	133,813	(64,249)	98,055	—	167,619	180,931	783,289	964,220	5,054	(2,420)	3,701	6,335
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	2,424	1,935	(1,119)	3,240	195,578	(3,471)	32,127	—	224,234	227,474	107,272	334,746	7,386	(130)	1,220	8,476
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	112	—	(173)	(61)	—	(33,332)	47,245	—	13,913	13,852	—	13,852	—	(1,301)	1,841	540
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	21,790	6,940	(20,513)	8,217	3,780,139	(42,998)	21,815	—	3,758,956	3,767,173	—	3,767,173	148,734	(1,709)	844	147,869
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	1,283	158	(613)	828	230,019	—	15,660	—	245,679	246,507	—	246,507	9,082	—	615	9,697
Vanguard VI Money Market (Varoom GLWB 3)*	(260)	—	—	(260)	25,401	—	—	—	25,401	25,141	—	25,141	2,567	—	—	2,567
Vanguard VI Money Market (Varoom GLWB 5)*	(21)	—	—	(21)	—	—	2,147	—	2,147	2,126	—	2,126	—	—	219	219
Vanguard Short Term Bond ETF (Varoom)*	4	2	2,250	2,256	—	4	—	—	4	2,260	—	2,260	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	54	—	(34)	20	18,107	—	—	—	18,107	18,127	—	18,127	730	—	—	730

See accompanying notes.

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$(49)	$(2,625)	$(422)	$(3,096)	$49,114	$(2,076)	$(1,718)	$(1,286)	$44,034	$40,938	$204,420	$245,358	5,047	(335)	(159)	4,553
Touchstone Aggressive ETF (AnnuiChoice™)	1,672	(615)	(4,534)	(3,477)	175	(1,629)	17,967	(122)	16,391	12,914	361,600	374,514	14	(149)	1,566	1,431
Touchstone Aggressive ETF (GrandMaster flex3™)	(1,028)	(4,573)	(2,651)	(8,252)	—	(23,664)	(1,372)	(309)	(25,345)	(33,597)	499,147	465,550	—	(2,159)	(127)	(2,286)
Touchstone Aggressive ETF (Grandmaster™)	4,075	(894)	2,281	5,462	200	(11,519)	336,340	(27)	324,994	330,456	11,625	342,081	18	(1,027)	30,062	29,053
Touchstone Aggressive ETF (IQ Annuity™)	(1,048)	(6,084)	(845)	(7,977)	—	(77,711)	10,224	(331)	(67,818)	(75,795)	539,090	463,295	—	(6,853)	858	(5,995)
Touchstone Aggressive ETF (Pinnacle ™)	1,111	673	(2,971)	(1,187)	80	(16,959)	115,453	(64)	98,510	97,323	75,350	172,673	7	(1,571)	10,209	8,645
Touchstone Aggressive ETF (Pinnacle IV ™)	(112)	77,835	(90,253)	(12,530)	366	(109,010)	26,068	(614)	(83,190)	(95,720)	1,482,451	1,386,731	31	(9,365)	2,824	(6,510)
Touchstone Aggressive ETF (Pinnacle Plus™)	339	(176)	(813)	(650)	544	(2,339)	46,108	(148)	44,165	43,515	102,471	145,986	47	(217)	4,241	4,071
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	1,757	4,608	(17,792)	(11,427)	47,865	(863)	(9,533)	(451)	37,018	25,591	636,005	661,596	3,172	(99)	(698)	2,375
Touchstone Aggressive ETF Fund (Pinnacle V ™)	(1,069)	14,652	(22,036)	(8,453)	17,777	(16,242)	(9,269)	(3,662)	(11,396)	(19,849)	591,885	572,036	1,229	(1,399)	(583)	(753)
Touchstone Baron Small Cap (Advantedge™)	(6,986)	31,148	(21,257)	2,905	67,055	(22,445)	117,328	(690)	161,248	164,153	343,832	507,985	5,698	(2,037)	9,561	13,222
Touchstone Baron Small Cap (AnnuiChoice II™)	(15,366)	3,473	53,759	41,866	105,204	(3,751)	61,011	(215)	162,249	204,115	1,209,261	1,413,376	8,213	(314)	4,756	12,655
Touchstone Baron Small Cap (AnnuiChoice™)	(5,870)	24,509	(4,870)	13,769	—	(424)	(78,537)	(104)	(79,065)	(65,296)	570,047	504,751	—	(26)	(4,222)	(4,248)
Touchstone Baron Small Cap (GrandMaster flex3™)	(9,365)	(31,621)	61,850	20,864	90	(28,786)	(42,076)	(287)	(71,059)	(50,195)	614,712	564,517	5	(1,537)	(2,245)	(3,777)
Touchstone Baron Small Cap (Grandmaster™)	(2,873)	(943)	(14,696)	(18,512)	—	(75,582)	(54,913)	(75)	(130,570)	(149,082)	366,025	216,943	1	(4,663)	(5,313)	(9,975)
Touchstone Baron Small Cap (IQ Annuity™)	(17,892)	(58,698)	116,469	39,879	726	(115,966)	(5,003)	(330)	(120,573)	(80,694)	1,218,078	1,137,384	38	(6,070)	(313)	(6,345)
Touchstone Baron Small Cap (Pinnacle IV ™)	(27,049)	(153,220)	248,577	68,308	8,478	(420,510)	(109,036)	(1,022)	(522,090)	(453,782)	2,096,527	1,642,745	424	(20,628)	(5,884)	(26,088)
Touchstone Baron Small Cap (Pinnacle Plus™)	(12,319)	167,065	(120,055)	34,691	27,305	(37,948)	(623,092)	(601)	(634,336)	(599,645)	1,234,685	635,040	1,490	(2,116)	(33,586)	(34,212)
Touchstone Baron Small Cap (Pinnacle ™)	(24,197)	138,853	(55,307)	59,349	1,241	(334,860)	(148,746)	(417)	(482,782)	(423,433)	1,960,979	1,537,546	36	(9,823)	(4,343)	(14,130)
Touchstone Baron Small Cap (Pinnacle V ™)	(18,959)	63,968	(15,745)	29,264	413,603	(131,177)	14,565	(1,128)	295,863	325,127	999,518	1,324,645	39,274	(12,635)	1,253	27,892
Touchstone Conservative ETF (Advantedge™)	914	389	(242)	1,061	41,971	(203)	17,847	(243)	59,372	60,433	30,339	90,772	3,914	(41)	1,611	5,484
Touchstone Conservative ETF (AnnuiChoice II™)	4,064	5,461	2,612	12,137	7,380	(24,869)	(916)	(2,305)	(20,710)	(8,573)	555,988	547,415	592	(2,208)	(82)	(1,698)
Touchstone Conservative ETF (AnnuiChoice™)	352	26	265	643	—	—	14,674	(17)	14,657	15,300	11,263	26,563	—	(1)	1,180	1,179
Touchstone Conservative ETF (GrandMaster flex3™)	(5,477)	100,869	(68,288)	27,104	—	(904,362)	3,479	(130)	(901,013)	(873,909)	1,682,281	808,372	—	(74,150)	311	(73,839)
Touchstone Conservative ETF (Grandmaster™)	1,097	3,662	(206)	4,553	—	(11,699)	(4,238)	(12)	(15,949)	(11,396)	221,025	209,629	—	(943)	(337)	(1,280)
Touchstone Conservative ETF (IQ Annuity™)	8,987	2,502	22,328	33,817	2,400	(134,025)	233,104	(887)	100,592	134,409	1,767,976	1,902,385	196	(11,067)	18,983	8,112
Touchstone Conservative ETF (Pinnacle IV ™)	13,448	137,215	(79,083)	71,580	48,784	(352,334)	(253,126)	(528)	(557,204)	(485,624)	3,696,905	3,211,281	3,931	(29,094)	(19,993)	(45,156)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	24	308	167	499	14,408	(33,007)	14	(41)	(18,626)	(18,127)	18,128	1	1,400	(3,199)	4	(1,795)
Touchstone Conservative ETF (Pinnacle Plus™)	6,866	9,867	5,987	22,720	729	(54,931)	752,391	(577)	697,612	720,332	1,159,102	1,879,434	61	(4,590)	62,191	57,662
Touchstone Conservative ETF (Pinnacle ™)	1,488	572	8,967	11,027	—	(23,481)	(135,672)	(77)	(159,230)	(148,203)	548,393	400,190	—	(1,924)	(10,898)	(12,822)
Touchstone Conservative ETF (Pinnacle V ™)	12,844	30,761	8,569	52,174	313,000	(80,685)	2,904	(8,142)	227,077	279,251	2,848,739	3,127,990	25,523	(7,294)	248	18,477
Touchstone Core Bond (Advantedge ™) (April 6)*	6,177	455	2,594	9,226	22,503	—	19,665	(901)	41,267	50,493	125,199	175,692	1,876	(77)	1,648	3,447
Touchstone Core Bond (AnnuiChoice II™)	4,390	1,560	1,951	7,901	—	(21,303)	18,691	(149)	(2,761)	5,140	115,004	120,144	—	(1,702)	1,462	(240)
Touchstone Core Bond (AnnuiChoice™)	22,134	6,738	7,945	36,817	—	(22,612)	177,534	(565)	154,357	191,174	391,491	582,665	—	(1,570)	12,218	10,648
Touchstone Core Bond (GrandMaster flex3™)	10,503	1,144	5,356	17,003	—	(15,698)	135,706	(110)	119,898	136,901	167,427	304,328	—	(1,158)	10,125	8,967
Touchstone Core Bond (Grandmaster™)	29,785	29,512	(15,869)	43,428	—	(39,640)	239,315	(65)	199,610	243,038	572,198	815,236	—	(3,035)	18,054	15,019
Touchstone Core Bond (IQ Annuity™)	5,032	3,250	1,513	9,795	19,299	(27,220)	(13,225)	(190)	(21,336)	(11,541)	163,474	151,933	1,408	(1,991)	(984)	(1,567)
Touchstone Core Bond (Pinnacle IV ™)	66,525	54,324	(11,081)	109,768	24,143	(347,545)	596,905	(351)	273,152	382,920	1,533,618	1,916,538	1,788	(25,288)	43,039	19,539
Touchstone Core Bond (Pinnacle Plus™)	17,419	42,200	(19,248)	40,371	729	(61,406)	41,127	(212)	(19,762)	20,609	569,198	589,807	59	(4,836)	3,456	(1,321)
Touchstone Core Bond (Pinnacle ™)	12,008	11,467	(8,314)	15,161	—	(72,475)	175,340	(119)	102,746	117,907	195,774	313,681	—	(5,214)	12,484	7,270
Touchstone Core Bond (PinnacleV ™)	38,876	13,746	9,480	62,102	116,490	(62,200)	205,674	(2,419)	257,545	319,647	816,955	1,136,602	9,535	(5,316)	16,825	21,044
Touchstone Enhanced ETF (Advantedge™)	(1,190)	(8,616)	247	(9,559)	8,000	(2,292)	3,174	(1,004)	7,878	(1,681)	167,279	165,598	785	(364)	406	827
Touchstone Enhanced ETF (AnnuiChoice™)	(751)	6,493	(28,137)	(22,395)	—	(1,659)	(20,245)	(284)	(22,188)	(44,583)	460,189	415,606	—	(162)	(1,784)	(1,946)
Touchstone Enhanced ETF (GrandMaster flex3™)	(6,478)	(58,631)	13,756	(51,353)	2,180	(51,466)	30,790	(498)	(18,994)	(70,347)	934,238	863,891	192	(4,658)	2,692	(1,774)
Touchstone Enhanced ETF (Grandmaster™)	(1,126)	2,945	(13,074)	(11,255)	—	(8,425)	(1,164)	(95)	(9,684)	(20,939)	212,582	191,643	—	(769)	(119)	(888)
Touchstone Enhanced ETF (IQ Annuity™)	(3,239)	(46,455)	21,847	(27,847)	2,000	(51,619)	12,995	(216)	(36,840)	(64,687)	525,110	460,423	169	(4,595)	1,065	(3,361)
Touchstone Enhanced ETF (Pinnacle IV ™)	(8,492)	93,839	(151,010)	(65,663)	9,273	(162,041)	(194,892)	(406)	(348,066)	(413,729)	1,445,271	1,031,542	920	(14,231)	(17,722)	(31,033)
Touchstone Enhanced ETF (Pinnacle Plus™)	(3,125)	36,265	(46,837)	(13,697)	63	(13,074)	(109,307)	(310)	(122,628)	(136,325)	432,285	295,960	5	(1,180)	(9,351)	(10,526)
Touchstone Enhanced ETF (Pinnacle ™)	(4,428)	30,238	(69,783)	(43,973)	—	(86,896)	(33,137)	(134)	(120,167)	(164,140)	790,517	626,377	—	(7,863)	(3,356)	(11,219)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	(552)	5,871	(14,552)	(9,233)	31,930	(29,536)	606	(334)	2,666	(6,567)	166,331	159,764	2,365	(2,276)	57	146
Touchstone Enhanced ETF Fund (Pinnacle V ™)	(2,733)	16,308	(32,726)	(19,151)	4,271	(25,728)	(27,226)	(90)	(48,773)	(67,924)	405,977	338,053	294	(1,917)	(1,869)	(3,492)
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	(913)	16,324	(18,473)	(3,062)	—	(54,565)	—	(434)	(54,999)	(58,061)	280,570	222,509	—	(3,856)	—	(3,856)
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™)	(5,857)	51,342	(56,931)	(11,446)	—	(59,720)	—	(120)	(59,840)	(71,286)	577,226	505,940	—	(4,347)	6	(4,341)
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™)	(3,941)	2,988	(10,251)	(11,204)	—	—	—	(90)	(90)	(11,294)	510,762	499,468	—	(7)	—	(7)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	$(302)	$1,321	$643	$1,662	$—	$(6,493)	$—	$(68)	$(6,561)	$(4,899)	$138,776	$133,877	—	(556)	—	(556)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	(1,055)	1,364	4,747	5,056	—	—	—	(30)	(30)	5,026	415,095	420,121	—	(3)	1	(2)
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™)	(1,081)	22,914	(28,926)	(7,093)	1,597	(47,341)	—	(120)	(45,864)	(52,957)	2,809,798	2,756,841	123	(3,673)	—	(3,550)
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™)	(2,507)	9,556	(13,800)	(6,751)	—	—	—	(120)	(120)	(6,871)	1,956,527	1,949,656	—	(9)	—	(9)
Touchstone High Yield (Advantedge ™)	2,006	746	(1,445)	1,307	—	(1,098)	23,666	(5)	22,563	23,870	4,994	28,864	—	(88)	1,936	1,848
Touchstone High Yield (AnnuiChoice II™)	634	359	(574)	419	—	(48)	(2,026)	(18)	(2,092)	(1,673)	9,811	8,138	—	(5)	(155)	(160)
Touchstone High Yield (AnnuiChoice™)	20,350	10,647	(18,003)	12,994	—	(1,049)	(10,221)	(308)	(11,578)	1,416	255,444	256,860	—	(73)	(530)	(603)
Touchstone High Yield (GrandMaster flex3™)	14,284	24,526	(29,062)	9,748	—	(156,949)	(4,901)	(213)	(162,063)	(152,315)	351,285	198,970	—	(9,138)	(398)	(9,536)
Touchstone High Yield (Grandmaster™)	11,047	4,380	(9,693)	5,734	—	(6,122)	16,666	(35)	10,509	16,243	127,394	143,637	—	(423)	1,129	706
Touchstone High Yield (IQ Annuity™)	21,044	(750)	(7,799)	12,495	3,499	(6,041)	(11,309)	(169)	(14,020)	(1,525)	281,311	279,786	195	(342)	(629)	(776)
Touchstone High Yield (Pinnacle IV ™)	172,406	(34,576)	(38,019)	99,811	2,393	(576,928)	275,631	(725)	(299,629)	(199,818)	2,539,904	2,340,086	144	(33,847)	15,656	(18,047)
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	15	—	15	12,195	(12,209)	—	—	(14)	1	—	1	—	—	(40,956)	(40,956)
Touchstone High Yield (Pinnacle Plus™)	29,815	9,263	(17,320)	21,758	804	(55,467)	(132,834)	(422)	(187,919)	(166,161)	597,866	431,705	54	(3,721)	(8,939)	(12,606)
Touchstone High Yield (Pinnacle ™)	64,581	47,538	(54,222)	57,897	148,975	(603,950)	(16,542)	(344)	(471,861)	(413,964)	1,296,406	882,442	8,445	(34,501)	(819)	(26,875)
Touchstone High Yield (PinnacleV ™)	36,197	6,924	(28,961)	14,160	100,655	(45,022)	164,140	(258)	219,515	233,675	234,491	468,166	8,545	(3,769)	13,717	18,493
Touchstone Large Cap Core Equity (Advantedge ™)	287	(275)	1,309	1,321	27,499	(241)	3,130	(174)	30,214	31,535	24,520	56,055	3,009	(45)	322	3,286
Touchstone Large Cap Core Equity (AnnuiChoice II™)	494	272	176	942	26,043	(190)	(296)	(138)	25,419	26,361	21,323	47,684	2,615	(33)	(19)	2,563
Touchstone Large Cap Core Equity (AnnuiChoice ™)	36	6,579	(7,334)	(719)	—	(32,376)	(45,831)	(108)	(78,315)	(79,034)	134,188	55,154	—	(2,861)	(4,212)	(7,073)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	(266)	(9,203)	8,973	(496)	—	(62,714)	(24,791)	(98)	(87,603)	(88,099)	151,989	63,890	—	(5,187)	(2,329)	(7,516)
Touchstone Large Cap Core Equity (Grandmaster™)	902	60,818	(75,184)	(13,464)	—	(136,597)	(122,999)	(65)	(259,661)	(273,125)	797,237	524,112	—	(11,579)	(13,165)	(24,744)
Touchstone Large Cap Core Equity (IQ Annuity™)	933	(4,176)	8,863	5,620	—	(20,809)	(44)	(194)	(21,047)	(15,427)	373,587	358,160	—	(1,837)	(16)	(1,853)
Touchstone Large Cap Core Equity (Pinnacle IV ™)	(602)	(34,874)	72,691	37,215	3,686	(741,926)	(84,119)	(791)	(823,150)	(785,935)	2,054,336	1,268,401	328	(61,240)	(7,570)	(68,482)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	(1,701)	(40,168)	36,268	(5,601)	3,591	(27,243)	(154,161)	(264)	(178,077)	(183,678)	505,471	321,793	275	(2,294)	(13,456)	(15,475)
Touchstone Large Cap Core Equity (Pinnacle ™)	3,346	79,816	(50,813)	32,349	10,213	(432,408)	(225,040)	(808)	(648,043)	(615,694)	2,177,248	1,561,554	877	(35,935)	(18,976)	(54,034)
Touchstone Large Cap Core Equity (PinnacleV ™)	(289)	(37,945)	49,406	11,172	28,288	(266,824)	27,991	(883)	(211,428)	(200,256)	830,448	630,192	3,427	(32,477)	3,402	(25,648)
Touchstone Mid Cap Growth (Advantedge ™)	(251)	5,011	(5,125)	(365)	—	(866)	(13,532)	(14)	(14,412)	(14,777)	22,478	7,701	—	(90)	(1,207)	(1,297)
Touchstone Mid Cap Growth (AnnuiChoice II™)	(640)	(5,191)	(11,142)	(16,973)	75,720	(594)	(3,631)	(263)	71,232	54,259	56,506	110,765	6,229	(74)	(360)	5,795
Touchstone Mid Cap Growth (AnnuiChoice™)	(1,086)	(19,289)	3,239	(17,136)	—	(21,174)	(401)	(93)	(21,668)	(38,804)	156,713	117,909	—	(1,059)	(107)	(1,166)
Touchstone Mid Cap Growth (GrandMaster flex3™)	(3,902)	(22,964)	(10,236)	(37,102)	300	(24,820)	8,672	(146)	(15,994)	(53,096)	308,812	255,716	17	(1,294)	418	(859)
Touchstone Mid Cap Growth (Grandmaster™)	(2,560)	(65,201)	31,961	(35,800)	15,238	(8,292)	7,569	(86)	14,429	(21,371)	238,550	217,179	1,048	(572)	152	628
Touchstone Mid Cap Growth (IQ Annuity™)	(3,043)	(18,568)	(13,755)	(35,366)	3,499	(21,633)	9,597	(143)	(8,680)	(44,046)	273,681	229,635	175	(1,092)	364	(553)
Touchstone Mid Cap Growth (Pinnacle IV ™)	(19,334)	(200,747)	51,153	(168,928)	965	(461,257)	(217,768)	(762)	(678,822)	(847,750)	2,011,897	1,164,147	55	(25,806)	(12,888)	(38,639)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(13,239)	126,129	(205,674)	(92,784)	25,249	(29,266)	(713,186)	(951)	(718,154)	(810,938)	1,466,615	655,677	1,373	(1,724)	(39,354)	(39,705)
Touchstone Mid Cap Growth (Pinnacle ™)	(4,015)	13,114	(55,255)	(46,156)	100	(87,792)	(2,317)	(193)	(90,202)	(136,358)	415,277	278,919	5	(5,081)	(358)	(5,434)
Touchstone Mid Cap Growth (PinnacleV ™)	(3,310)	(3,836)	(19,687)	(26,833)	32,027	(45,401)	(63,206)	(146)	(76,726)	(103,559)	334,550	230,991	3,436	(4,669)	(5,831)	(7,064)
Touchstone Moderate ETF (Advantedge™)	3,867	6,816	(9,038)	1,645	33,887	(1,371)	(7,359)	(4,567)	20,590	22,235	740,573	762,808	3,253	(571)	(692)	1,990
Touchstone Moderate ETF (AnnuiChoice™)	4,899	10,712	(12,743)	2,868	—	(13,170)	(34,057)	(134)	(47,361)	(44,493)	545,118	500,625	—	(1,093)	(2,889)	(3,982)
Touchstone Moderate ETF (GrandMaster flex3™)	6,657	(1,543)	(4,154)	960	4,800	(44,590)	111,327	(685)	70,852	71,812	1,182,118	1,253,930	402	(3,762)	9,171	5,811
Touchstone Moderate ETF (Grandmaster™)	844	3,436	(3,278)	1,002	100	(1,535)	(12,904)	(21)	(14,360)	(13,358)	146,136	132,778	9	(124)	(1,056)	(1,171)
Touchstone Moderate ETF (IQ Annuity™)	4,603	1,036	9,042	14,681	—	(359,550)	(359,876)	(1,046)	(720,472)	(705,791)	2,297,886	1,592,095	—	(30,562)	(29,421)	(59,983)
Touchstone Moderate ETF (Pinnacle IV ™)	22,990	(10,612)	17,711	30,089	1,902	(462,659)	(499,021)	(992)	(960,770)	(930,681)	5,844,049	4,913,368	148	(38,594)	(41,511)	(79,957)
Touchstone Moderate ETF (Pinnacle Plus™)	3,507	31,720	(27,888)	7,339	—	(197,322)	(382,328)	(1,784)	(581,434)	(574,095)	2,541,415	1,967,320	—	(16,842)	(32,454)	(49,296)
Touchstone Moderate ETF (Pinnacle ™)	3,889	2,298	(3,918)	2,269	—	(50,584)	(6,444)	(242)	(57,270)	(55,001)	680,541	625,540	—	(4,275)	(577)	(4,852)
Touchstone Moderate ETF (Pinnacle V ™)	9,217	99,543	(103,391)	5,369	85,298	(55,762)	(193,052)	(4,176)	(167,692)	(162,323)	1,822,832	1,660,509	8,125	(5,805)	(18,691)	(16,371)
Touchstone Moderate ETF Fund (AnnuiChoice II™)	7,386	11,750	(15,599)	3,537	111,908	(33,267)	(7,341)	(1,550)	69,750	73,287	742,158	815,445	10,683	(3,379)	(711)	6,593
Touchstone Moderate ETF Fund (Pinnacle Plus Reduced M&E ™)	(106)	1,453	(1)	1,346	111,261	(112,607)	—	—	(1,346)	—	—	—	10,620	(10,620)	—	—
Touchstone Money Market (Pinnacle V ™)	(14,213)	—	—	(14,213)	62,210	(234,295)	(156,432)	(364)	(328,881)	(343,094)	1,065,430	722,336	6,392	(24,085)	(16,188)	(33,881)
Touchstone Money Market (Advantedge™)	(6,745)	—	—	(6,745)	207,414	(88,753)	(5,111)	(24)	113,526	106,781	122,425	229,206	21,046	(9,061)	(813)	11,172
Touchstone Money Market (AnnuiChoice II™)	(3,452)	—	—	(3,452)	22,638	(15,645)	(6,778)	(151)	64	(3,388)	313,854	310,466	2,315	(1,609)	(689)	17
Touchstone Money Market (AnnuiChoice™)	(8,066)	—	—	(8,066)	240	(375,227)	507,057	(1,067)	131,003	122,937	838,601	961,538	21	(33,469)	45,154	11,706
Touchstone Money Market (GrandMaster flex3™)	(18,863)	—	—	(18,863)	1,850	(477,277)	184,471	(474)	(291,430)	(310,293)	899,518	589,225	175	(44,987)	16,658	(28,154)
Touchstone Money Market (Grandmaster™)	(49,542)	—	—	(49,542)	21,801	(668,625)	909,094	(1,464)	260,806	211,264	3,136,861	3,348,125	2,018	(61,989)	83,526	23,555
Touchstone Money Market (IQ3™)	(58,801)	—	—	(58,801)	59,538	(648,372)	(143,466)	(1,279)	(733,579)	(792,380)	2,396,919	1,604,539	5,497	(60,135)	(15,929)	(70,567)
Touchstone Money Market (Pinnacle IV ™)	(78,973)	—	—	(78,973)	35,316	(3,959,911)	2,268,945	(4,690)	(1,660,340)	(1,739,313)	6,125,036	4,385,723	3,289	(370,456)	211,892	(155,275)
Touchstone Money Market (Pinnacle Plus™)	(18,914)	—	—	(18,914)	729	(652,674)	484,096	(962)	(168,811)	(187,725)	1,263,054	1,075,329	75	(67,673)	50,239	(17,359)
Touchstone Money Market (Pinnacle ™)	(48,373)	—	—	(48,373)	77,617	(2,022,062)	1,376,759	(1,755)	(569,441)	(617,814)	3,678,694	3,060,880	7,174	(186,859)	126,729	(52,956)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Third Avenue Value (Advantedge™)	$1,577	$31,502	$(82,286)	$(49,207)	$24,730	$(8,312)	$(57,899)	$(1,123)	$(42,604)	$(91,811)	$364,885	$273,074	2,476	(1,012)	(5,276)	(3,812)
Touchstone Third Avenue Value (AnnuiChoice II™)	4,296	(5,620)	(65,502)	(66,826)	36,391	(32,413)	(81,272)	(497)	(77,791)	(144,617)	512,137	367,520	4,284	(3,672)	(7,946)	(7,334)
Touchstone Third Avenue Value (AnnuiChoice™)	5,970	55,055	(173,128)	(112,103)	1,824	(118,818)	(155,033)	(671)	(272,698)	(384,801)	902,794	517,993	113	(7,178)	(9,592)	(16,657)
Touchstone Third Avenue Value (GrandMaster flex3™)	4,739	(180,452)	9,002	(166,711)	—	(119,733)	(57,916)	(638)	(178,287)	(344,998)	1,154,264	809,266	—	(7,513)	(3,582)	(11,095)
Touchstone Third Avenue Value (Grandmaster™)	55	(478,474)	209,346	(269,073)	11,042	(182,803)	(789,001)	(556)	(961,318)	(1,230,391)	2,204,454	974,063	788	(13,002)	(59,192)	(71,406)
Touchstone Third Avenue Value (IQ Annuity™)	9,645	(375,021)	73,104	(292,272)	6,876	(241,905)	(135,211)	(705)	(370,945)	(663,217)	2,045,993	1,382,776	420	(16,029)	(8,309)	(23,918)
Touchstone Third Avenue Value (Pinnacle IV ™)	9,968	(1,845,364)	826,977	(1,008,419)	19,672	(1,290,675)	(2,008,945)	(2,665)	(3,282,613)	(4,291,032)	8,238,473	3,947,441	1,185	(78,789)	(129,714)	(207,318)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	—	25	—	25	9,610	(9,634)	—	—	(24)	1	—	1	—	—	—	—
Touchstone Third Avenue Value (Pinnacle Plus™)	(1,014)	(330,492)	128,343	(203,163)	4,668	(193,627)	(469,916)	(929)	(659,804)	(862,967)	1,712,671	849,704	288	(12,263)	(27,849)	(39,824)
Touchstone Third Avenue Value (Pinnacle ™)	19,513	293,675	(925,952)	(612,764)	142,918	(983,278)	(430,285)	(1,838)	(1,272,483)	(1,885,247)	4,731,383	2,846,136	2,847	(20,379)	(8,983)	(26,515)
Touchstone Third Avenue Value (Pinnacle V ™)	6,658	38,092	(265,179)	(220,429)	114,617	(473,874)	(131,654)	(1,521)	(492,432)	(712,861)	1,835,311	1,122,450	14,517	(57,087)	(16,182)	(58,752)
Non-Affiliated Initial Class:											—
Fidelity VIP Balanced (Pinnacle ™)	4,539	9,063	(83,795)	(70,193)	—	(209,139)	(63,717)	(564)	(273,420)	(343,613)	1,430,800	1,087,187	(1)	(20,357)	(6,550)	(26,908)
Fidelity VIP Overseas (Pinnacle ™)	76	(26,251)	(4,917)	(31,092)	—	(30,487)	(11,652)	(47)	(42,186)	(73,278)	190,165	116,887	—	(4,061)	(1,702)	(5,763)
Fidelity VIP Overseas (Pinnacle IV ™)	(159)	(17,066)	(27,675)	(44,900)	—	(84,099)	(3,342)	(134)	(87,575)	(132,475)	336,902	204,427	—	(10,126)	(489)	(10,615)
Fidelity VIP Equity-Income (Grandmaster™)	83,713	(385,156)	273,595	(27,848)	23,320	(1,101,546)	(513,082)	(3,804)	(1,595,112)	(1,622,960)	9,510,833	7,887,873	469	(21,667)	(10,307)	(31,505)
Fidelity VIP Equity-Income (Pinnacle ™)	16,864	(133,815)	115,353	(1,598)	2,851	(232,840)	9,671	(624)	(220,942)	(222,540)	1,647,247	1,424,707	203	(16,156)	806	(15,147)
Fidelity VIP Growth (Grandmaster™)	(34,351)	271,569	(274,833)	(37,615)	—	(566,955)	(12,729)	(2,472)	(582,156)	(619,771)	5,257,257	4,637,486	5	(9,088)	(318)	(9,401)
Fidelity VIP Growth (Pinnacle ™)	(4,290)	33,032	(30,615)	(1,873)	—	(133,302)	(24,365)	(321)	(157,988)	(159,861)	674,958	515,097	14	(14,639)	(2,732)	(17,357)
Fidelity VIP High Income (Grandmaster™)	195,753	89,810	(188,794)	96,769	1,205	(352,249)	226,651	(1,096)	(125,489)	(28,720)	3,550,586	3,521,866	56	(16,460)	10,714	(5,690)
Fidelity VIP II Asset Manager (Grandmaster™)	41,061	37,852	(246,581)	(167,668)	4,063	(514,632)	(42,739)	(2,045)	(555,353)	(723,021)	4,859,676	4,136,655	103	(13,285)	(1,172)	(14,354)
Fidelity VIP II Contrafund (Grandmaster™)	(46,032)	(365,597)	(51,249)	(462,878)	19,912	(1,479,161)	(279,180)	(4,677)	(1,743,106)	(2,205,984)	13,749,922	11,543,938	477	(36,391)	(6,805)	(42,719)
Fidelity VIP II Contrafund (Pinnacle ™)	(28,118)	(510,696)	289,659	(249,155)	8,411	(950,559)	(91,074)	(2,969)	(1,036,191)	(1,285,346)	6,925,769	5,640,423	411	(46,453)	(5,045)	(51,087)
Fidelity VIP II Index 500 (Grandmaster™)	105,566	75,300	(156,144)	24,722	—	(272,184)	(30,000)	(1,663)	(303,847)	(279,125)	3,737,000	3,457,875	—	(8,837)	(1,058)	(9,895)
Fidelity VIP II Index 500 (Pinnacle ™)	68,583	(141,104)	82,941	10,420	—	(374,981)	37,832	(1,015)	(338,164)	(327,744)	2,544,810	2,217,066	(8)	(42,629)	3,230	(39,407)
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,745	(31,827)	32,977	4,895	—	(128,893)	(273)	(29)	(129,195)	(124,300)	188,001	63,701	—	(14,365)	(36)	(14,401)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	55,155	14,757	1,938	71,850	—	(217,960)	196,567	(527)	(21,920)	49,930	1,192,231	1,242,161	(20)	(17,899)	16,293	(1,626)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	83,503	23,116	88	106,707	—	(573,676)	(45,689)	(316)	(619,681)	(512,974)	2,274,871	1,761,897	—	(48,186)	(3,747)	(51,933)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	3,958	767	300	5,025	—	(5,376)	(13,374)	(116)	(18,866)	(13,841)	95,353	81,512	—	(446)	(1,117)	(1,563)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	3,799	4,729	(3,245)	5,283	—	(135,236)	—	(34)	(135,270)	(129,987)	200,667	70,680	—	(11,446)	—	(11,446)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	78,369	11,854	5,487	95,710	—	(237,776)	(117,950)	(627)	(356,353)	(260,643)	1,855,543	1,594,900	(1)	(7,426)	(3,694)	(11,121)
Fidelity VIP II Investment Grade Bond (IQ3™)	6,286	242	1,399	7,927	—	(2,873)	—	(64)	(2,937)	4,990	138,470	143,460	—	(243)	—	(243)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	8,443	1,821	806	11,070	—	(24,050)	(17,362)	(159)	(41,571)	(30,501)	227,014	196,513	—	(2,045)	(1,464)	(3,509)
Fidelity VIP III Balanced (Grandmaster™)	7,865	8,269	(102,950)	(86,816)	—	(402,592)	118,556	(955)	(284,991)	(371,807)	2,011,494	1,639,687	(118)	(22,899)	6,515	(16,502)
Fidelity VIP III Mid Cap (Pinnacle ™)	(39,828)	(20,439)	(377,914)	(438,181)	—	(417,553)	(291,434)	(991)	(709,978)	(1,148,159)	4,133,184	2,985,025	(25)	(11,425)	(7,875)	(19,325)
Fidelity VIP Overseas (AnnuiChoice II™)	(7)	(3,261)	3,404	136	—	(9,348)	—	—	(9,348)	(9,212)	9,212	—	—	(1,118)	—	(1,118)
Fidelity VIP Overseas (AnnuiChoice™)	6	922	(1,159)	(231)	—	—	(2,953)	(3)	(2,956)	(3,187)	4,359	1,172	—	—	(354)	(354)
Fidelity VIP Overseas (GrandmasterFlex3™)	(57)	3,122	(10,384)	(7,319)	—	(62,949)	—	(27)	(62,976)	(70,295)	104,957	34,662	—	(7,694)	—	(7,694)
Fidelity VIP Overseas (Grandmaster™)	3,907	(121,840)	(266,655)	(384,588)	—	(249,464)	21,651	(936)	(228,749)	(613,337)	2,258,002	1,644,665	20	(7,887)	222	(7,645)
Fidelity VIP Overseas (IQ3™)	28	(173)	(3,596)	(3,741)	—	—	—	(13)	(13)	(3,754)	20,379	16,625	—	(2)	1	(1)
Fidelity VIP Overseas (Pinnacle Plus™)	(283)	(13,893)	(6,583)	(20,759)	—	(9,536)	(11,085)	(106)	(20,727)	(41,486)	119,673	78,187	—	(1,407)	(1,524)	(2,931)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	410	143	(3,465)	(2,912)	—	(625)	574	(443)	(494)	(3,406)	68,384	64,978	—	(103)	60	(43)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,137	676	(5,364)	(3,551)	—	(46,382)	583	(355)	(46,154)	(49,705)	158,276	108,571	—	(3,819)	46	(3,773)
Fidelity VIP Asset Manager (AnnuiChoice™)	1,234	(271)	(4,779)	(3,816)	—	(5,290)	224	(31)	(5,097)	(8,913)	106,121	97,208	—	(380)	16	(364)
Fidelity VIP Asset Manager (GrandMaster flex3™)	(113)	(1,201)	(229)	(1,543)	—	(206)	(24,656)	(11)	(24,873)	(26,416)	55,872	29,456	—	(17)	(1,974)	(1,991)
Fidelity VIP Asset Manager (IQ3™)	2,730	(501)	(18,275)	(16,046)	—	(23,125)	61,073	(212)	37,736	21,690	290,387	312,077	—	(1,846)	4,578	2,732
Fidelity VIP Asset Manager (Pinnacle IV ™)	1,407	(2,453)	(8,813)	(9,859)	—	(7,107)	(48,621)	(53)	(55,781)	(65,640)	286,066	220,426	—	(562)	(3,848)	(4,410)
Fidelity VIP Asset Manager (Pinnacle Plus™)	409	(7,733)	3,594	(3,730)	378	(16,863)	(55,057)	(36)	(71,578)	(75,308)	168,334	93,026	28	(1,341)	(4,120)	(5,433)
Fidelity VIP Asset Manager (Pinnacle ™)	6	48	(112)	(58)	—	(548)	214	(3)	(337)	(395)	1,500	1,105	—	(43)	16	(27)
Fidelity VIP Asset Manager (Pinnacle V ™)	806	8,832	(15,104)	(5,466)	14,137	(13,906)	(30,578)	(827)	(31,174)	(36,640)	173,360	136,720	1,298	(1,372)	(2,792)	(2,866)
Fidelity VIP Balanced (Advantedge™)	2,127	826	(20,558)	(17,605)	73,817	(217)	113,759	(1,164)	186,195	168,590	159,457	328,047	7,133	(132)	10,330	17,331
Fidelity VIP Balanced (AnnuiChoice II™)	1,230	15,086	(16,640)	(324)	54,828	(38,392)	(20,963)	(139)	(4,666)	(4,990)	133,608	128,618	5,063	(3,206)	(1,715)	142
Fidelity VIP Balanced (AnnuiChoice™)	1,980	(124)	(14,220)	(12,364)	—	(27,039)	11,956	(252)	(15,335)	(27,699)	277,104	249,405	—	(1,971)	910	(1,061)
Fidelity VIP Balanced (GrandMaster flex3™)	697	(2,906)	(18,632)	(20,841)	—	(38,446)	31,181	(189)	(7,454)	(28,295)	371,202	342,907	—	(2,893)	2,266	(627)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster ™)	$3,139	$18,794	$(28,231)	$(6,298)	$8,070	$(24,418)	$(3,155)	$(169)	$(19,672)	$(25,970)	$519,118	$493,148	586	(1,798)	1,261	49
Fidelity VIP Balanced (IQ3™)	767	(2,435)	(14,143)	(15,811)	3,999	(26,312)	26,054	(218)	3,523	(12,288)	291,841	279,553	307	(2,103)	2,036	240
Fidelity VIP Balanced (Pinnacle IV ™)	2,961	6,250	(92,602)	(83,391)	7,087	(567,039)	(52,103)	(889)	(612,944)	(696,335)	2,328,808	1,632,473	468	(38,799)	(3,343)	(41,674)
Fidelity VIP Balanced (Pinnacle Plus™)	(2,636)	126,102	(136,740)	(13,274)	28,186	(43,478)	(763,416)	(271)	(778,979)	(792,253)	1,291,486	499,233	2,077	(3,326)	(55,933)	(57,182)
Fidelity VIP Balanced (Pinnacle ™)	3,102	(711)	(20,068)	(17,677)	31,793	(36,142)	109,055	(121)	104,585	86,908	335,866	422,774	2,282	(2,952)	8,933	8,263
Fidelity VIP Balanced (Pinnacle V ™)	1,600	51,742	(107,811)	(54,469)	30,346	(94,842)	(39,105)	(1,869)	(105,470)	(159,939)	1,085,380	925,441	2,960	(9,596)	(3,989)	(10,625)
Fidelity VIP Contrafund (Advantedge™)	(10,074)	110,372	(162,200)	(61,902)	440,796	(46,932)	(111,881)	(6,667)	275,316	213,414	1,207,339	1,420,753	45,422	(5,669)	(10,795)	28,958
Fidelity VIP Contrafund (AnnuiChoice II™)	(2,060)	1,676	(22,686)	(23,070)	162,482	(103,601)	(50,395)	(1,078)	7,408	(15,662)	628,165	612,503	15,095	(9,428)	(4,824)	843
Fidelity VIP Contrafund (AnnuiChoice™)	(3,106)	(57,567)	11,443	(49,230)	2,140	(109,495)	(20,557)	(1,114)	(129,026)	(178,256)	1,400,461	1,222,205	127	(6,463)	(1,426)	(7,762)
Fidelity VIP Contrafund (GrandMaster flex3™)	(10,897)	(145,157)	95,080	(60,974)	570	(198,764)	(8,660)	(882)	(207,736)	(268,710)	1,364,372	1,095,662	36	(12,615)	(1,144)	(13,723)
Fidelity VIP Contrafund (IQ3™)	(11,444)	(112,460)	58,554	(65,350)	4,682	(178,677)	(7,463)	(810)	(182,268)	(247,618)	1,747,609	1,499,991	311	(12,129)	(694)	(12,512)
Fidelity VIP Contrafund (Pinnacle IV ™)	(72,233)	(1,123,118)	803,667	(391,684)	12,679	(1,708,666)	(874,564)	(3,542)	(2,574,093)	(2,965,777)	11,053,153	8,087,376	760	(103,862)	(53,666)	(156,768)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	—	29	—	29	10,604	(10,633)	—	—	(29)	—	—	—	—	—	—	—
Fidelity VIP Contrafund (Pinnacle Plus™)	(34,826)	(399,164)	276,670	(157,320)	115,771	(364,677)	(313,036)	(1,856)	(563,798)	(721,118)	3,067,867	2,346,749	6,916	(23,556)	(21,761)	(38,401)
Fidelity VIP Contrafund (Pinnacle V ™)	(45,899)	117,736	(255,974)	(184,137)	504,568	(1,686,389)	(16,934)	(17,140)	(1,215,895)	(1,400,032)	6,670,119	5,270,087	52,885	(177,617)	44	(124,688)
Fidelity VIP Contrafund Standard (IQ Advisor™)	13	(10)	(214)	(211)	—	—	—	2	2	(209)	6,303	6,094	—	—	—	—
Fidelity VIP Disciplined Small Cap (Advantedge™)	(165)	5,053	(4,198)	690	—	—	(10,740)	(50)	(10,790)	(10,100)	15,436	5,336	—	(4)	(935)	(939)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(2,410)	9,804	(12,849)	(5,455)	—	(40,091)	(3,194)	(76)	(43,361)	(48,816)	224,631	175,815	—	(4,467)	(534)	(5,001)
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(1,501)	(5,158)	4,477	(2,182)	450	(76,013)	(4,158)	(19)	(79,740)	(81,922)	169,637	87,715	53	(8,790)	(391)	(9,128)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(1,525)	1,185	(2,981)	(3,321)	3,366	(3,143)	(13,496)	(8)	(13,281)	(16,602)	115,184	98,582	365	(367)	(1,543)	(1,545)
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(308)	(2,073)	1,246	(1,135)	—	(14,361)	(496)	(22)	(14,879)	(16,014)	39,634	23,620	—	(1,678)	(66)	(1,744)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(17)	470	136	589	—	(8,646)	—	—	(8,646)	(8,057)	8,057	—	—	(932)	—	(932)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(272)	(108)	14	(366)	—	(3,203)	1,681	(5)	(1,527)	(1,893)	17,820	15,927	—	(339)	177	(162)
Fidelity VIP Disclipined Small Cap (IQ™)	(794)	(89)	(858)	(1,741)	—	(661)	—	(16)	(677)	(2,418)	59,732	57,314	—	(74)	—	(74)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(2,786)	78,315	(66,037)	9,492	25,564	(13,865)	(617,893)	(53)	(606,247)	(596,755)	676,864	80,109	2,927	(1,605)	(70,363)	(69,041)
Fidelity VIP Equity-Income (Advantedge™)	1,282	9,971	(10,281)	972	37,028	(1,106)	(22,939)	(784)	12,199	13,171	110,655	123,826	4,512	(215)	(2,661)	1,636
Fidelity VIP Equity-Income (AnnuiChoice II™)	2,822	25,038	(28,912)	(1,052)	26,536	(58,629)	(22,820)	(67)	(54,980)	(56,032)	332,292	276,260	2,851	(6,194)	(2,684)	(6,027)
Fidelity VIP Equity-Income (AnnuiChoice™)	3,764	(52,994)	45,956	(3,274)	240	(54,993)	(3,438)	(376)	(58,567)	(61,841)	366,890	305,049	20	(4,664)	(475)	(5,119)
Fidelity VIP Equity-Income (GrandMaster flex3™)	1,519	(16,033)	12,216	(2,298)	2,876	(17,748)	20,178	(66)	5,240	2,942	171,686	174,628	256	(1,504)	1,624	376
Fidelity VIP Equity-Income (IQ3™)	3,233	13,642	(19,621)	(2,746)	1,568	(25,048)	(4,202)	(206)	(27,888)	(30,634)	407,108	376,474	139	(2,333)	(367)	(2,561)
Fidelity VIP Equity-Income (Pinnacle IV ™)	10,320	(389,206)	390,894	12,008	7,584	(510,686)	(425,005)	(732)	(928,839)	(916,831)	2,537,638	1,620,807	631	(42,300)	(33,494)	(75,163)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	—	9	—	9	8,968	(8,977)	—	—	(9)	—	—	—	—	—	—	—
Fidelity VIP Equity-Income (Pinnacle Plus™)	(993)	(221,748)	216,865	(5,876)	96,957	(128,127)	(127,579)	(864)	(159,613)	(165,489)	1,103,482	937,993	7,472	(10,090)	(10,056)	(12,674)
Fidelity VIP Equity-Income (Pinnacle V ™)	5,559	34,646	(71,452)	(31,247)	237,007	(35,062)	(68,851)	(1,305)	131,789	100,542	639,577	740,119	30,225	(4,917)	(10,922)	14,386
Fidelity VIP Freedom 2010 (Advantedge™)	460	120	(1,893)	(1,313)	—	—	5	(908)	(903)	(2,216)	64,207	61,991	—	(89)	(1)	(90)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	87	42	(334)	(205)	—	—	(38)	(4)	(42)	(247)	10,618	10,371	—	—	(4)	(4)
Fidelity VIP Freedom 2010 (Grandmaster™)	239	1,457	(2,129)	(433)	—	(8,280)	14	(64)	(8,330)	(8,763)	36,447	27,684	—	(807)	2	(805)
Fidelity VIP Freedom 2010 (IQ3™)	627	78	(1,977)	(1,272)	—	—	—	(12)	(12)	(1,284)	68,124	66,840	—	(1)	(1)	(2)
Fidelity VIP Freedom 2010 (Pinnacle ™)	874	46	(3,597)	(2,677)	—	—	76,802	—	76,802	74,125		74,125	—	—	7,357	7,357
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	9,706	(4,371)	(38,049)	(32,714)	—	(65,185)	765,297	(106)	700,006	667,292	150,495	817,787	—	(6,259)	73,081	66,822
Fidelity VIP Freedom 2010 (Pinnacle Plus™)	(12)	235	—	223	—	—	(223)	—	(223)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle V ™)	4,739	(21,608)	(13,534)	(30,403)	648	(47,512)	92,287	(1,415)	44,008	13,605	753,495	767,100	63	(4,807)	7,613	2,869
Fidelity VIP Freedom 2015 (Advantedge™)	856	241	(3,526)	(2,429)	—	—	(6)	(110)	(116)	(2,545)	115,375	112,830	—	(11)	(1)	(12)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	115	(247)	26	(106)	—	(2,109)	65	—	(2,044)	(2,150)	12,312	10,162	—	(201)	6	(195)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	50	(4)	(176)	(130)	—	—	—	—	—	(130)	6,307	6,177	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3™)	2,471	1,151	(9,283)	(5,661)	—	(5,108)	—	(50)	(5,158)	(10,819)	285,883	275,064	—	(531)	—	(531)
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	6,367	(4,453)	(15,309)	(13,395)	17,784	(42,043)	(26,190)	(14)	(50,463)	(63,858)	787,538	723,680	1,714	(4,102)	(2,532)	(4,920)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	789	(2,229)	(893)	(2,333)	729	(10,288)	(32,209)	(69)	(41,837)	(44,170)	193,233	149,063	72	(1,037)	(3,136)	(4,101)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	5,951	(5,887)	(16,120)	(16,056)	—	(64,945)	43,062	(1,099)	(22,982)	(39,038)	792,989	753,951	—	(6,548)	4,207	(2,341)
Fidelity VIP Freedom 2020 (Advantedge™)	79	32	(422)	(311)	—	—	(13)	(73)	(86)	(397)	11,208	10,811	—	(7)	(2)	(9)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	376	(90)	(1,045)	(759)	—	—	—	(15)	(15)	(774)	31,987	31,213	—	(2)	1	(1)
Fidelity VIP Freedom 2020 (IQ3™)	1,427	409	(6,225)	(4,389)	—	—	—	(15)	(15)	(4,404)	164,465	160,061	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle ™)	(25)	(582)	1,155	548	—	(14,291)	—	—	(14,291)	(13,743)	13,743	—	—	(1,413)	—	(1,413)
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	4,595	(1,049)	(12,464)	(8,918)	—	(198)	73,111	(1)	72,912	63,994	338,455	402,449	—	(21)	7,765	7,744
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	1,562	(899)	(1,179)	(516)	—	(1,143)	64,902	—	63,759	63,243	18,437	81,680	—	(125)	6,958	6,833
Fidelity VIP Freedom 2020 (Pinnacle V ™)	3,943	(3,696)	(14,951)	(14,704)	50,086	(8,165)	30	(656)	41,295	26,591	430,597	457,188	5,068	(925)	4	4,147

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Advantedge™)	$60	$53	$(539)	$(426)	$—	$—	$14	$(71)	$(57)	$(483)	$11,282	$10,799	—	(7)	3	(4)
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	84	(22)	(452)	(390)	1,200	—	4,000	(12)	5,188	4,798	2,542	7,340	128	(1)	400	527
Fidelity VIP Freedom 2025 (Pinnacle Plus ™) (October 13)*	(16)	(64)	(35)	(115)	—	—	(1,369)	—	(1,369)	(1,484)	1,485	1	—	—	(155)	(155)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,016	(299)	(6,012)	(5,295)	31,660	—	—	(685)	30,975	25,680	107,107	132,787	3,334	(73)	—	3,261
Fidelity VIP Freedom 2030 (Pinnacle ™)	(12)	409	—	397	—	(13,543)	13,160	(14)	(397)	—		—	—	(1,404)	1,404	—
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	23	(25)	(142)	(144)	—	—	—	(17)	(17)	(161)	3,388	3,227	—	(2)	—	(2)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	12	(16)	(115)	(119)	—	—	—	(4)	(4)	(123)	2,667	2,544	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V ™)	611	(320)	(5,100)	(4,809)	720	(13,602)	—	(47)	(12,929)	(17,738)	130,854	113,116	80	(1,470)	—	(1,390)
Fidelity VIP Growth (Advantedge™)	(741)	(459)	274	(926)	—	(2,502)	(332)	(93)	(2,927)	(3,853)	65,494	61,641	—	(287)	(34)	(321)
Fidelity VIP Growth (AnnuiChoice II™)	(1,390)	15,993	(15,042)	(439)	43,275	(31,841)	(2,455)	(306)	8,673	8,234	186,739	194,973	3,949	(2,740)	(218)	991
Fidelity VIP Growth (AnnuiChoice™)	(1,106)	9,119	(6,440)	1,573	240	(35,870)	(66,616)	(142)	(102,388)	(100,815)	206,151	105,336	23	(3,274)	(6,374)	(9,625)
Fidelity VIP Growth (GrandMaster flex3™)	(1,155)	(8,502)	5,483	(4,174)	—	(10,181)	(11,629)	(62)	(21,872)	(26,046)	104,496	78,450	—	(883)	(1,204)	(2,087)
Fidelity VIP Growth (GrandMaster™)	(3,102)	(15,925)	16,724	(2,303)	36,511	(40,759)	(52,148)	(139)	(56,535)	(58,838)	379,786	320,948	3,657	(4,182)	(5,264)	(5,789)
Fidelity VIP Growth (IQ3™)	(1,152)	1,271	(1,852)	(1,733)	—	(4,862)	27	(99)	(4,934)	(6,667)	117,191	110,524	—	(643)	3	(640)
Fidelity VIP Growth (Pinnacle ™)	(2,782)	12,795	(25,671)	(15,658)	54,371	(83,751)	37,899	(69)	8,450	(7,208)	92,138	84,930	5,535	(8,543)	2,367	(641)
Fidelity VIP Growth (Pinnacle IV ™)	(9,364)	39,030	(27,960)	1,706	2,675	(312,319)	(161,831)	(420)	(471,895)	(470,189)	1,179,191	709,002	259	(28,672)	(14,591)	(43,004)
Fidelity VIP Growth (Pinnacle Plus™)	(4,624)	17,306	(14,831)	(2,149)	—	(19,303)	(59,119)	(188)	(78,610)	(80,759)	379,057	298,298	—	(1,606)	(4,688)	(6,294)
Fidelity VIP Growth (Pinnacle V ™)	(4,040)	12,747	(23,511)	(14,804)	89,521	(32,074)	125,998	(833)	182,612	167,808	281,621	449,429	9,088	(3,567)	13,475	18,996
Fidelity VIP High Income (Advantedge™)	39,381	26,956	(40,421)	25,916	3,590	(16,649)	2,387	(116)	(10,788)	15,128	675,224	690,352	303	(1,354)	1,150	99
Fidelity VIP High Income (AnnuiChoice II™)	3,932	3,932	(7,447)	417	18,968	(9,035)	16,765	(33)	26,665	27,082	40,393	67,475	1,459	(709)	1,276	2,026
Fidelity VIP High Income (AnnuiChoice™)	14,914	41,377	(57,050)	(759)	—	(166,841)	12,986	(352)	(154,207)	(154,966)	421,124	266,158	—	(9,832)	759	(9,073)
Fidelity VIP High Income (GrandMaster flex3™)	96,256	15,618	(51,819)	60,055	—	(41,817)	96,205	(102)	54,286	114,341	1,533,453	1,647,794	—	(2,572)	7,586	5,014
Fidelity VIP High Income (IQ3™)	373,570	234,584	(354,086)	254,068	47,946	(389,819)	(216,925)	(1,532)	(560,330)	(306,262)	6,576,967	6,270,705	3,306	(26,780)	(7,361)	(30,835)
Fidelity VIP High Income (Pinnacle IV ™)	34,829	90,724	(104,041)	21,512	3,229	(243,105)	(52,035)	(227)	(292,138)	(270,626)	911,582	640,956	204	(14,731)	(3,114)	(17,641)
Fidelity VIP High Income (Pinnacle Plus™)	12,331	15,915	(23,756)	4,490	378	(21,082)	(13,583)	(255)	(34,542)	(30,052)	278,435	248,383	25	(1,406)	(981)	(2,362)
Fidelity VIP High Income (Pinnacle ™)	2,935	370	(1,278)	2,027	—	(10,175)	(24,273)	(14)	(34,462)	(32,435)	89,189	56,754	—	(712)	(1,682)	(2,394)
Fidelity VIP High Income (Pinnacle V ™)	16,625	20,920	(29,687)	7,858	11,995	(39,226)	(25,598)	(96)	(52,925)	(45,067)	353,626	308,559	1,017	(3,355)	(2,199)	(4,537)
Fidelity VIP II Index 500 (Advantedge™)	11,044	31,498	(44,318)	(1,776)	140,626	(14,605)	(50,507)	(2,254)	73,260	71,484	408,107	479,591	14,617	(1,774)	(5,330)	7,513
Fidelity VIP II Index 500 (AnnuiChoice II™)	8,699	23,786	(31,071)	1,414	38,232	(29,113)	(24,830)	(1,168)	(16,879)	(15,465)	295,840	280,375	4,275	(3,328)	(2,929)	(1,982)
Fidelity VIP II Index 500 (AnnuiChoice™)	14,217	(22,561)	9,587	1,243	—	(33,715)	7,170	(573)	(27,118)	(25,875)	481,606	455,731	—	(3,163)	489	(2,674)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	12,091	(74,894)	69,779	6,976	40,895	(170,147)	(115,746)	(271)	(245,269)	(238,293)	541,690	303,397	4,558	(19,071)	(13,450)	(27,963)
Fidelity VIP II Index 500 (Grandmaster™)	38,003	(47,188)	19,486	10,301	10,345	(200,491)	19,622	(593)	(171,117)	(160,816)	1,427,982	1,267,166	1,225	(23,136)	2,624	(19,287)
Fidelity VIP II Index 500 (IQ3™)	13,999	(10,917)	(827)	2,255	3,499	(33,525)	(655)	(264)	(30,945)	(28,690)	542,158	513,468	354	(3,431)	(64)	(3,141)
Fidelity VIP II Index 500 (Pinnacle ™)	12,755	8,901	(17,071)	4,585	38,659	(71,319)	(33,696)	(179)	(66,535)	(61,950)	514,187	452,237	4,254	(7,907)	(3,760)	(7,413)
Fidelity VIP II Index 500 (Pinnacle IV ™)	83,357	(271,814)	224,343	35,886	8,873	(532,680)	(368,773)	(843)	(893,423)	(857,537)	3,422,618	2,565,081	1,034	(60,348)	(41,604)	(100,918)
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	—	22	—	22	9,739	(9,761)	—	—	(22)	—	—	—	—	—	—	—
Fidelity VIP II Index 500 (Pinnacle Plus™)	44,691	(191,048)	133,832	(12,525)	105,185	(131,242)	(273,814)	(567)	(300,438)	(312,963)	1,343,162	1,030,199	7,994	(10,194)	(22,845)	(25,045)
Fidelity VIP II Index 500 (Pinnacle V ™)	42,297	66,366	(107,571)	1,092	114,720	(92,363)	(37,109)	(2,091)	(16,843)	(15,751)	1,646,755	1,631,004	13,257	(11,644)	(3,903)	(2,290)
Fidelity VIP Investment Grade Bond (Advantedge™)	14,977	2,343	142	17,462	202,268	(4,772)	(1,660)	(1,781)	194,055	211,517	202,866	414,383	17,292	(557)	(73)	16,662
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	14,558	1,050	(161)	15,447	102,132	(3,047)	(6,592)	(768)	91,725	107,172	228,675	335,847	8,155	(305)	(517)	7,333
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	25,483	7,780	459	33,722	—	(33,380)	(150,520)	(585)	(184,485)	(150,763)	655,370	504,607	—	(2,207)	(9,798)	(12,005)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	17,481	30,825	(28,826)	19,480	—	(281,080)	(4,389)	(369)	(285,838)	(266,358)	627,991	361,633	—	(22,277)	(629)	(22,906)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	17,220	27,940	(22,926)	22,234	10,646	(82,410)	(178,033)	(164)	(249,961)	(227,727)	585,292	357,565	888	(7,053)	(14,966)	(21,131)
Fidelity VIP Investment Grade Bond (IQ3™)	27,769	2,678	4,253	34,700	3,499	(29,309)	(4,386)	(483)	(30,679)	4,021	648,044	652,065	241	(1,996)	(301)	(2,056)
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	103,606	97,662	(66,474)	134,794	20,344	(663,271)	145,418	(599)	(498,108)	(363,314)	2,759,345	2,396,031	1,563	(53,414)	12,872	(38,979)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	19,668	2,167	860	22,695	6,663	(16,743)	21,378	(381)	10,917	33,612	454,201	487,813	535	(1,353)	1,573	755
Fidelity VIP Investment Grade Bond (Pinnacle ™)	16,999	32,971	(29,165)	20,805	37,335	(213,995)	(143,069)	(223)	(319,952)	(299,147)	604,384	305,237	2,885	(16,833)	(11,070)	(25,018)
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	139,880	68,860	(45,233)	163,507	417,909	(1,117,019)	306,238	(13,909)	(406,781)	(243,274)	3,471,438	3,228,164	35,507	(98,323)	27,709	(35,107)
Fidelity VIP Mid Cap (Advantedge™)	(8,787)	29,453	(120,770)	(100,104)	269,194	(24,801)	130,073	(1,985)	372,481	272,377	419,717	692,094	23,985	(2,577)	11,743	33,151
Fidelity VIP Mid Cap (AnnuiChoice II™)	(5,604)	21,668	(101,235)	(85,171)	262,198	(23,770)	67,333	(207)	305,554	220,383	507,107	727,490	21,875	(1,881)	5,403	25,397
Fidelity VIP Mid Cap (AnnuiChoice™)	(5,632)	(15,701)	(68,904)	(90,237)	28	(38,596)	93,081	(383)	54,130	(36,107)	698,553	662,446	1	(1,549)	3,681	2,133
Fidelity VIP III Mid Cap (Grandmaster™)	(18,237)	(16,863)	(177,712)	(212,812)	—	(137,681)	13,878	(469)	(124,272)	(337,084)	1,860,955	1,523,871	(52)	(3,752)	314	(3,490)
Fidelity VIP Mid Cap (GrandMaster flex3™)	(8,050)	19,091	(82,515)	(71,474)	480	(77,742)	(87,848)	(357)	(165,467)	(236,941)	665,165	428,224	22	(3,553)	(4,340)	(7,871)
Fidelity VIP Mid Cap (Grandmaster™)	(8,019)	160,831	(228,833)	(76,021)	15,562	(208,190)	(168,574)	(182)	(361,384)	(437,405)	727,512	290,107	864	(10,968)	(11,117)	(21,221)
Fidelity VIP Mid Cap (IQ Annuity™)	(12,695)	(3,779)	(105,933)	(122,407)	3,024	(99,599)	12,329	(336)	(84,582)	(206,989)	1,069,154	862,165	133	(4,519)	515	(3,871)
Fidelity VIP Mid Cap (Pinnacle ™)	(5,746)	86,903	(143,792)	(62,635)	12,552	(205,900)	8,940	(175)	(184,583)	(247,218)	601,756	354,538	1,124	(19,391)	123	(18,144)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle IV ™)	$(45,904)	$(88,154)	$(300,848)	$(434,906)	$10,814	$(565,119)	$(427,433)	$(1,617)	$(983,355)	$(1,418,261)	$4,236,645	$2,818,384	482	(25,321)	(19,727)	(44,566)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(27,152)	295,414	(466,325)	(198,063)	27,149	(117,567)	(978,791)	(1,555)	(1,070,764)	(1,268,827)	2,645,327	1,376,500	1,201	(5,651)	(43,466)	(47,916)
Fidelity VIP Mid Cap (Pinnacle V ™)	(27,004)	38,845	(281,649)	(269,808)	353,187	(209,344)	76,314	(2,894)	217,263	(52,545)	2,016,526	1,963,981	33,316	(19,933)	7,131	20,514
Fidelity VIP Overseas (Advantedge™)	92	4,166	(67,761)	(63,503)	81,463	(9,136)	50,836	(1,579)	121,584	58,081	254,472	312,553	10,265	(1,411)	6,710	15,564
Fidelity VIP Overseas (AnnuiChoice II™)	382	11,537	(47,146)	(35,227)	34,264	(30,824)	6,542	(383)	9,599	(25,628)	189,180	163,552	3,416	(3,069)	780	1,127
Fidelity VIP Overseas (AnnuiChoice™)	997	(54,770)	(7,638)	(61,411)	275	(16,704)	(51,529)	(188)	(68,146)	(129,557)	389,719	260,162	19	(1,184)	(3,719)	(4,884)
Fidelity VIP Overseas (GrandMaster flex3™)	(673)	(22,237)	(7,967)	(30,877)	7,217	(61,405)	(31,514)	(126)	(85,828)	(116,705)	242,825	126,120	538	(4,705)	(2,513)	(6,680)
Fidelity VIP Overseas (GrandMaster™)	(323)	(7,921)	(33,132)	(41,376)	12,289	(19,577)	(1,078)	(99)	(8,465)	(49,841)	235,118	185,277	1,519	(2,633)	138	(976)
Fidelity VIP Overseas (IQ3™)	(360)	(70,954)	193	(71,121)	1,137	(43,351)	(115,194)	(191)	(157,599)	(228,720)	546,663	317,943	99	(3,873)	(10,012)	(13,786)
Fidelity VIP Overseas (Pinnacle IV ™)	(2,431)	(265,460)	(5,597)	(273,488)	4,899	(240,627)	(207,753)	(609)	(444,090)	(717,578)	1,800,744	1,083,166	418	(19,397)	(16,600)	(35,579)
Fidelity VIP Overseas (Pinnacle Plus™)	(1,561)	(37,037)	(37,402)	(76,000)	8,369	(31,533)	(54,283)	(358)	(77,805)	(153,805)	458,603	304,798	540	(2,311)	(3,405)	(5,176)
Fidelity VIP Overseas (Pinnacle ™)	(1,034)	(45,285)	(63,797)	(110,116)	13,946	(67,230)	(95,768)	(205)	(149,257)	(259,373)	727,902	468,529	1,030	(4,951)	(7,582)	(11,503)
Fidelity VIP Overseas (Pinnacle V ™)	(1,744)	(23,312)	(149,968)	(175,024)	106,944	(28,521)	(69,912)	(724)	7,787	(167,237)	895,223	727,986	13,242	(3,910)	(9,419)	(87)
Non-Affiliated Class 1:											—
Franklin Growth and Income Securities (Pinnacle ™)	66,741	(141,995)	100,642	25,388	2,209	(381,029)	(59,795)	(1,370)	(439,985)	(414,597)	2,741,550	2,326,953	155	(28,082)	(4,732)	(32,659)
Franklin Income Securities (Pinnacle ™)	326,369	(93,599)	(116,034)	116,736	164,740	(1,394,944)	(398,879)	(2,595)	(1,631,678)	(1,514,942)	7,891,164	6,376,222	8,827	(76,235)	(22,159)	(89,567)
JPMorgan IT Mid Cap Value CL 1 (AnnuiChoice™)	781	35,762	(53,636)	(17,093)	—	(127,989)	(223)	(4)	(128,216)	(145,309)	146,461	1,152	—	(9,012)	(16)	(9,028)
JPMorgan IT Mid Cap Value CL 1 (GrandMaster flex3™)	(212)	7,645	(6,990)	443	—	(5,677)	(13,396)	(53)	(19,126)	(18,683)	100,365	81,682	—	(359)	(842)	(1,201)
JPMorgan IT Mid Cap Value CL 1 (Grandmaster™)	(26)	2,736	(2,434)	276	—	(6,805)	—	(10)	(6,815)	(6,539)	62,714	56,175	—	(436)	—	(436)
JPMorgan IT Mid Cap Value CL 1 (IQ3™)	(25)	4,227	(4,518)	(316)	—	(3,173)	(8,579)	(30)	(11,782)	(12,098)	46,970	34,872	—	(196)	(576)	(772)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle Plus™)	(805)	69,707	(65,086)	3,816	—	(27,617)	(150,265)	(288)	(178,170)	(174,354)	424,593	250,239	—	(1,764)	(9,264)	(11,028)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™)	(59)	5,785	(4,737)	989	—	(13,821)	—	(27)	(13,848)	(12,859)	119,382	106,523	—	(856)	—	(856)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™)	(39)	157,191	(143,506)	13,646	—	(180,683)	(217,371)	(337)	(398,391)	(384,745)	1,077,784	693,039	—	(11,186)	(13,194)	(24,380)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,103	3,012	(2,469)	1,646	—	—	(30,097)	—	(30,097)	(28,451)	28,451	—	—	—	(1,332)	(1,332)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	311	(1)	210	520	—	(268)	—	(2)	(270)	250	9,794	10,044	—	(12)	(1)	(13)
Van Kampen UIF Emerging Markets Debt (IQ3™)	65	72	(37)	100	—	(654)	—	(7)	(661)	(561)	1,871	1,310	—	(31)	—	(31)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	9,293	(3,813)	9,975	15,455	—	(62,949)	(1,912)	(84)	(64,945)	(49,490)	301,681	252,191	—	(2,912)	(88)	(3,000)
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	11,143	17,372	(9,057)	19,458	—	(53,260)	(19,745)	(100)	(73,105)	(53,647)	401,392	347,745	—	(2,014)	(795)	(2,809)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(11)	(4,795)	4,869	63	—	(100)	(4,529)	(8)	(4,637)	(4,574)	8,625	4,051	—	(11)	(500)	(511)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(68)	663	1,181	1,776	—	(3,042)	(8,838)	(51)	(11,931)	(10,155)	44,844	34,689	—	(136)	(399)	(535)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(947)	(27,283)	33,060	4,830	—	(24,475)	—	(83)	(24,558)	(19,728)	143,500	123,772	—	(1,189)	(1)	(1,190)
Van Kampen UIF U.S. Real Estate (IQ3™)	(534)	(26,154)	30,662	3,974	—	(17,194)	—	(62)	(17,256)	(13,282)	97,449	84,167	—	(800)	—	(800)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(9,576)	(481,246)	565,731	74,909	—	(221,259)	(126,097)	(294)	(347,650)	(272,741)	1,625,603	1,352,862	—	(9,446)	(5,185)	(14,631)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	(4,260)	80,513	(58,017)	18,236	51,355	(412,573)	11,212	(355)	(350,361)	(332,125)	1,010,911	678,786	1,711	(14,639)	32	(12,896)
Non-Affiliated Class 2:											—
Franklin Foreign Securities (IQ Annuity™)	658	(9,348)	(26,845)	(35,535)	1,156	(34,629)	16,694	(249)	(17,028)	(52,563)	334,639	282,076	61	(1,848)	1,013	(774)
Franklin Growth and Income Securities (Advantedge™)	1,511	4,443	(6,032)	(78)	20,075	(1,737)	34,203	(408)	52,133	52,055	60,515	112,570	2,053	(227)	3,527	5,353
Franklin Growth and Income Securities (AnnuiChoice II™)	1,870	(1,280)	167	757	4,838	(870)	(359)	(126)	3,483	4,240	75,260	79,500	480	(102)	(36)	342
Franklin Growth and Income Securities (AnnuiChoice™)	27,995	(110,707)	84,469	1,757	—	(144,965)	(8,661)	(1,235)	(154,861)	(153,104)	1,065,985	912,881	—	(11,461)	(628)	(12,089)
Franklin Growth and Income Securities (GrandMaster flex3™)	9,889	(41,334)	33,880	2,435	—	(49,329)	25,016	(250)	(24,563)	(22,128)	487,084	464,956	—	(3,720)	1,741	(1,979)
Franklin Growth and Income Securities (Grandmaster™)	16,349	55,892	(74,395)	(2,154)	525	(85,690)	(19,063)	(131)	(104,359)	(106,513)	958,454	851,941	41	(6,336)	(2,356)	(8,651)
Franklin Growth and Income Securities (IQ Annuity™)	17,011	(86,278)	76,579	7,312	—	(152,653)	(17,218)	(562)	(170,433)	(163,121)	857,545	694,424	—	(11,457)	(1,377)	(12,834)
Franklin Growth and Income Securities (Pinnacle ™)	16,379	88,861	(105,462)	(222)	39,054	(168,635)	(17,775)	(249)	(147,605)	(147,827)	1,025,226	877,399	4,512	(20,099)	(3,391)	(18,978)
Franklin Growth and Income Securities (Pinnacle IV ™)	78,951	(571,222)	524,100	31,829	5,202	(527,179)	(359,039)	(1,138)	(882,154)	(850,325)	3,987,743	3,137,418	421	(40,353)	(26,634)	(66,566)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	—	15	—	15	9,041	(9,055)	—	—	(14)	1	—	1	—	—	—	—
Franklin Growth and Income Securities (Pinnacle Plus™)	12,409	(201,425)	197,019	8,003	3,465	(105,938)	(264,130)	(399)	(367,002)	(358,999)	938,739	579,740	273	(8,611)	(20,854)	(29,192)
Franklin Growth and Income Securities (Pinnacle V ™)	17,788	41,179	(50,036)	8,931	68,958	(57,831)	(12,790)	(2,383)	(4,046)	4,885	816,986	821,871	8,433	(7,268)	(1,393)	(228)
Franklin Income Securities (Advantedge™)	7,655	6,855	(17,903)	(3,393)	6,759	(34,083)	135,755	(314)	108,117	104,724	119,614	224,338	624	(3,191)	12,231	9,664
Franklin Income Securities (AnnuiChoice II™)	16,297	(11,576)	(4,438)	283	76,449	(51,143)	11,531	(259)	36,578	36,861	326,172	363,033	6,536	(4,721)	1,055	2,870
Franklin Income Securities (AnnuiChoice™)	13,894	(27,385)	17,516	4,025	—	(76,083)	(33,740)	(202)	(110,025)	(106,000)	326,473	220,473	—	(4,110)	(1,942)	(6,052)
Franklin Income Securities (GrandMaster flex3™)	82,071	(77,641)	14,739	19,169	360	(240,157)	(131,509)	(1,155)	(372,461)	(353,292)	2,083,571	1,730,279	21	(13,843)	(7,492)	(21,314)
Franklin Income Securities (Grandmaster™)	57,099	96,652	(133,791)	19,960	—	(189,104)	(43,411)	(391)	(232,906)	(212,946)	1,496,565	1,283,619	(1)	(10,565)	(2,331)	(12,897)
Franklin Income Securities (IQ Annuity™)	54,784	(42,564)	(3,807)	8,413	25,478	(159,363)	65,926	(922)	(68,881)	(60,468)	1,227,338	1,166,870	1,405	(9,159)	3,669	(4,085)
Franklin Income Securities (Pinnacle IV ™)	247,766	(553,105)	352,079	46,740	30,434	(885,733)	(1,198,990)	(1,244)	(2,055,533)	(2,008,793)	6,227,014	4,218,221	1,678	(50,190)	(69,368)	(117,880)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	(77)	1,390	(168)	1,145	40,503	(53,355)	4	(23)	(12,871)	(11,726)	11,726	—	—	—	—	—
Franklin Income Securities (Pinnacle Plus™)	49,665	(104,933)	72,597	17,329	3,955	(203,589)	(280,812)	(784)	(481,230)	(463,901)	1,528,844	1,064,943	253	(13,417)	(17,897)	(31,061)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle V ™)	$104,891	$76,080	$(168,230)	$12,741	$345,616	$(319,319)	$(71,826)	$(1,366)	$(46,895)	$(34,154)	$2,401,565	$2,367,411	34,674	(32,004)	(8,075)	(5,405)
Franklin Large Cap Growth Securities (Advantedge™)	(983)	3,496	(7,950)	(5,437)	35,620	(650)	13,911	(591)	48,290	42,853	77,130	119,983	3,546	(134)	1,381	4,793
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(603)	(1,983)	(1,468)	(4,054)	17,097	(1,811)	1,044	(216)	16,114	12,060	106,626	118,686	1,606	(192)	55	1,469
Franklin Large Cap Growth Securities (AnnuiChoice™)	(156)	5,129	(7,120)	(2,147)	—	(15,459)	(526)	(54)	(16,039)	(18,186)	54,089	35,903	—	(1,098)	(170)	(1,268)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(302)	8,348	(8,186)	(140)	—	(28,877)	(1,738)	(40)	(30,655)	(30,795)	52,886	22,091	—	(2,169)	(141)	(2,310)
Franklin Large Cap Growth Securities (Grandmaster™)	(387)	(6,809)	3,873	(3,323)	—	(11,167)	(10,347)	(44)	(21,558)	(24,881)	63,140	38,259	—	(884)	(910)	(1,794)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,761)	(3,333)	(1,816)	(6,910)	—	(12,613)	11,502	(115)	(1,226)	(8,136)	221,306	213,170	—	(985)	856	(129)
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(10,158)	(3,661)	(28,468)	(42,287)	834	(148,650)	(75,067)	(266)	(223,149)	(265,436)	1,446,436	1,181,000	54	(11,206)	(6,338)	(17,490)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(8,623)	(16,332)	(15,602)	(40,557)	99,395	(93,583)	7,371	(261)	12,922	(27,635)	266,883	239,248	8,097	(7,750)	(2,033)	(1,686)
Franklin Large Cap Growth Securities (Pinnacle ™)	(1,777)	5,781	(16,145)	(12,141)	—	(64,687)	56,702	(90)	(8,075)	(20,216)	258,969	238,753	—	(4,988)	3,987	(1,001)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(6,158)	9,800	(31,685)	(28,043)	105,138	(47,462)	15,626	(1,815)	71,487	43,444	705,799	749,243	11,883	(5,670)	1,502	7,715
Franklin Mutual Shares Securities (Advantedge™)	8,058	57,845	(95,430)	(29,527)	485,481	(18,054)	(144,417)	(5,779)	317,231	287,704	898,991	1,186,695	53,320	(2,666)	(15,184)	35,470
Franklin Mutual Shares Securities (AnnuiChoice II™)	2,934	(20,109)	8,194	(8,981)	84,218	(44,840)	(7,644)	(566)	31,168	22,187	151,110	173,297	8,973	(5,255)	(949)	2,769
Franklin Mutual Shares Securities (AnnuiChoice™)	8,010	(58,594)	25,990	(24,594)	—	(124,496)	(9,051)	(522)	(134,069)	(158,663)	567,747	409,084	—	(9,177)	(647)	(9,824)
Franklin Mutual Shares Securities (GrandMaster flex3™)	7,857	(37,463)	5,544	(24,062)	360	(92,164)	(86,098)	(592)	(178,494)	(202,556)	1,213,565	1,011,009	25	(6,330)	(5,721)	(12,026)
Franklin Mutual Shares Securities (IQ Annuity™)	2,868	(20,359)	9,582	(7,909)	3,275	(46,501)	2,203	(327)	(41,350)	(49,259)	353,205	303,946	213	(3,140)	109	(2,818)
Franklin Mutual Shares Securities (Pinnacle IV ™)	12,003	(640,468)	490,004	(138,461)	7,686	(565,922)	(1,054,469)	(1,040)	(1,613,745)	(1,752,206)	3,877,559	2,125,353	509	(38,160)	(77,545)	(115,196)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	11	—	11	9,215	(9,225)	—	—	(10)	1	—	1	—	—	—	—
Franklin Mutual Shares Securities (Pinnacle Plus™)	(962)	(177,914)	164,133	(14,743)	103,455	(186,673)	(199,477)	(522)	(283,217)	(297,960)	1,047,726	749,766	7,431	(13,930)	(14,306)	(20,805)
Franklin Mutual Shares Securities (Pinnacle ™)	9,041	15,710	(48,524)	(23,773)	1,110	(121,071)	(134,852)	(370)	(255,183)	(278,956)	1,126,558	847,602	73	(8,246)	(9,209)	(17,382)
Franklin Mutual Shares Securities (Pinnacle V ™)	18,703	35,187	(98,025)	(44,135)	189,190	(916,083)	114,392	(8,980)	(621,481)	(665,616)	3,246,601	2,580,985	23,276	(114,153)	15,464	(75,413)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	207	(10)	(388)	(191)	—	—	—	—	—	(191)	11,683	11,492	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	12,253	259	(35,570)	(23,058)	2,883	(121,233)	61,649	(430)	(57,131)	(80,189)	1,202,884	1,122,695	192	(8,130)	4,380	(3,558)
Franklin Small Cap Value Securities (Advantedge™)	(625)	25,798	(17,649)	7,524	16,229	—	(57,194)	(194)	(41,159)	(33,635)	117,825	84,190	1,704	(18)	(4,307)	(2,621)
Franklin Small Cap Value Securities (AnnuiChoice II™)	(78)	267	(102)	87	21,434	(542)	36	(46)	20,882	20,969	7,169	28,138	2,404	(65)	13	2,352
Franklin Small Cap Value Securities (AnnuiChoice™)	(355)	(40)	(5,864)	(6,259)	—	(4,321)	(1,769)	(142)	(6,232)	(12,491)	128,768	116,277	—	(473)	(229)	(702)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(632)	(1,927)	(1,441)	(4,000)	—	(5,300)	—	(36)	(5,336)	(9,336)	77,767	68,431	—	(591)	—	(591)
Franklin Small Cap Value Securities (Grandmaster™)	(6,211)	145,574	(207,581)	(68,218)	3,782	(102,409)	(137,735)	(381)	(236,743)	(304,961)	1,200,455	895,494	406	(10,932)	(16,672)	(27,198)
Franklin Small Cap Value Securities (IQ3 ™)	(657)	4,031	(7,360)	(3,986)	600	(2,932)	(2,301)	(60)	(4,693)	(8,679)	91,391	82,712	62	(327)	(179)	(444)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(4,691)	50,615	(80,696)	(34,772)	29,378	(73,266)	(695,854)	(194)	(739,936)	(774,708)	1,030,574	255,866	3,134	(8,524)	(75,943)	(81,333)
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(2,634)	60,518	(77,051)	(19,167)	1,230	(82,912)	(79,581)	(342)	(161,605)	(180,772)	474,937	294,165	123	(8,973)	(8,604)	(17,454)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(6,972)	(24,547)	(27,696)	(59,215)	—	(107,049)	(4,659)	(273)	(111,981)	(171,196)	1,039,408	868,212	—	(12,212)	(950)	(13,162)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(3,689)	60,369	(71,718)	(15,038)	108,159	(255,819)	(29,447)	(279)	(177,386)	(192,424)	558,007	365,583	11,452	(26,690)	(3,146)	(18,384)
Invesco Van Kampen VI Capital Growth (Advantedge™)	(548)	295	(3,793)	(4,046)	—	(1,053)	25,296	(73)	24,170	20,124	15,687	35,811	—	(106)	2,267	2,161
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	(140)	2,174	(3,076)	(1,042)	208	(70)	(1,847)	(45)	(1,754)	(2,796)	10,609	7,813	16	(10)	(185)	(179)
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	(58)	21	(388)	(425)	—	—	—	(7)	(7)	(432)	5,786	5,354	—	—	(1)	(1)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	(48)	323	(831)	(556)	—	—	(4,321)	1	(4,320)	(4,876)	4,883	7	—	—	(329)	(329)
Invesco Van Kampen VI Capital Growth (Grandmaster™)	(617)	11,207	(13,299)	(2,709)	—	(473)	4,984	(4)	4,507	1,798	75,713	77,511	—	(9)	553	544
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	(2,867)	8,341	(19,516)	(14,042)	250	(22,273)	(14,288)	(75)	(36,386)	(50,428)	216,354	165,926	16	(1,502)	(951)	(2,437)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	(11,065)	115,445	(104,281)	99	120,723	(114,789)	(649,758)	(164)	(643,988)	(643,889)	761,177	117,288	8,787	(8,609)	(48,755)	(48,577)
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	(990)	4,989	(10,706)	(6,707)	—	(10,040)	3,844	(60)	(6,256)	(12,963)	40,291	27,328	—	(649)	(60)	(709)
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	(1,655)	18,552	(21,848)	(4,951)	784	(35,846)	(2,433)	(172)	(37,667)	(42,618)	127,314	84,696	73	(3,286)	(219)	(3,432)
Invesco Van Kampen VI Comstock (Advantedge™)	(78)	(18)	(90)	(186)	13,518	—	1,612	(16)	15,114	14,928	—	14,928	1,446	(2)	179	1,623
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	16	2,195	(2,722)	(511)	6,049	(403)	5,731	(68)	11,309	10,798	9,411	20,209	632	(50)	611	1,193
Invesco Van Kampen VI Comstock (AnnuiChoice™)	228	3,365	(4,913)	(1,320)	25	(12,145)	6,567	(18)	(5,571)	(6,891)	26,271	19,380	2	(750)	337	(411)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	(129)	8,931	(14,831)	(6,029)	—	(12,376)	(14,619)	(32)	(27,027)	(33,056)	113,494	80,438	—	(912)	(1,143)	(2,055)
Invesco Van Kampen VI Comstock (Grandmaster™)	109	(2,942)	620	(2,213)	—	(1,687)	(11,190)	(47)	(12,924)	(15,137)	82,332	67,195	—	(113)	(746)	(859)
Invesco Van Kampen VI Comstock (IQ Annuity™)	(37)	(569)	191	(415)	—	(5,217)	(37)	(20)	(5,274)	(5,689)	22,573	16,884	—	(344)	—	(344)
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	183	(43,034)	21,483	(21,368)	240	(77,414)	(172,627)	(158)	(249,959)	(271,327)	741,357	470,030	11	(5,207)	(12,057)	(17,253)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	4,552	54,695	(70,894)	(11,647)	120,423	(92,716)	(620,801)	(222)	(593,316)	(604,963)	808,764	203,801	8,650	(6,720)	(46,968)	(45,038)
Invesco Van Kampen VI Comstock (Pinnacle ™)	102	4,500	(10,070)	(5,468)	—	(47,646)	25,706	(43)	(21,983)	(27,451)	137,306	109,855	—	(3,160)	1,574	(1,586)
Invesco Van Kampen VI Comstock (Pinnacle V ™)	6	1,787	(7,823)	(6,030)	6,416	(3,702)	(14,578)	(666)	(12,530)	(18,560)	150,349	131,789	749	(577)	(1,846)	(1,674)
Invesco Van Kampen VI International Growth (Pinnacle V ™)	(402)	(43)	(3,638)	(4,083)	—	(321)	82,172	—	81,851	77,768	—	77,768	—	(39)	9,287	9,248
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	(363)	3,706	(5,025)	(1,682)	—	(1,194)	(18,030)	(4)	(19,228)	(20,910)	47,444	26,534	—	(116)	(1,944)	(2,060)
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	(2,181)	24,442	(21,108)	1,153	11,400	(46,566)	53,363	(1,011)	17,186	18,339	200,068	218,407	1,082	(4,427)	5,333	1,988
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	(86)	32	(12)	(66)	—	—	—	(15)	(15)	(81)	10,406	10,325	—	(2)	—	(2)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	$(2,776)	$4,496	$(8,070)	$(6,350)	$—	$(61,606)	$17,632	$(35)	$(44,009)	$(50,359)	$75,284	$24,925	(4)	(6,479)	1,507	(4,976)
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	(1,611)	6,483	(10,904)	(6,032)	58,156	(1,014)	130,247	(1,047)	186,342	180,310	159,385	339,695	6,051	(211)	12,414	18,254
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	(215)	3,290	(4,694)	(1,619)	40,610	(1,072)	(802)	(105)	38,631	37,012	19,510	56,522	3,923	(121)	(136)	3,666
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	(76)	649	—	573	—	—	(573)	—	(573)	—	—	—	—	—	—	—
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	(900)	(852)	(9,968)	(11,720)	—	(737)	(70,174)	(11)	(70,922)	(82,642)	116,496	33,854	—	(70)	(8,100)	(8,170)
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	(9,900)	83,611	(60,802)	12,909	120,864	(91,751)	(622,992)	(106)	(593,985)	(581,076)	712,402	131,326	11,449	(8,630)	(60,781)	(57,962)
Templeton Foreign Securities (Pinnacle IV ™)	4,423	(197,868)	(1,460)	(194,905)	6,736	(336,311)	(206,250)	(603)	(536,428)	(731,333)	2,179,377	1,448,044	355	(18,786)	(10,420)	(28,851)
Templeton Foreign Securities (Pinnacle ™)	1,053	(22,299)	(37,150)	(58,396)	—	(96,362)	40,264	(142)	(56,240)	(114,636)	568,787	454,151	—	(5,041)	2,173	(2,868)
Templeton Foreign Securities (Pinnacle V ™)	1,297	(55,557)	(78,109)	(132,369)	234,262	(459,352)	119,148	(4,681)	(110,623)	(242,992)	1,351,960	1,108,968	25,644	(50,993)	15,023	(10,326)
Templeton Foreign Securities Fund (Advantedge™)	478	6,563	(47,337)	(40,296)	109,302	(10,839)	20,909	(1,281)	118,091	77,795	248,490	326,285	11,983	(1,288)	2,425	13,120
Templeton Foreign Securities Fund (AnnuiChoice II™)	809	(2,023)	(18,127)	(19,341)	19,473	(994)	(756)	(165)	17,558	(1,783)	135,781	133,998	1,751	(122)	(143)	1,486
Templeton Foreign Securities Fund (AnnuiChoice ™)	730	12,700	(21,680)	(8,250)	35	(12,014)	(3,690)	(72)	(15,741)	(23,991)	96,009	72,018	2	(596)	(165)	(759)
Templeton Foreign Securities Fund (GrandMaster flex3™)	745	(27,603)	(13,339)	(40,197)	—	(13,961)	(31,966)	(142)	(46,069)	(86,266)	355,538	269,272	—	(813)	(1,876)	(2,689)
Templeton Foreign Securities Fund (Grandmaster™)	442	(12,456)	(21,219)	(33,233)	—	(42,823)	7,722	(47)	(35,148)	(68,381)	327,719	259,338	—	(2,134)	339	(1,795)
Templeton Foreign Securities Fund (Pinnacle Plus™)	(4,921)	85,441	(153,440)	(72,920)	100,703	(92,982)	(31,857)	(477)	(24,613)	(97,533)	632,237	534,704	5,640	(5,416)	(1,626)	(1,402)
Templeton Growth Securities (Advantedge™)	(230)	(2,338)	(3,923)	(6,491)	—	(1,785)	20,302	(531)	17,986	11,495	72,507	84,002	—	(288)	2,525	2,237
Templeton Growth Securities (AnnuiChoice II™)	35	(9,059)	(2,668)	(11,692)	59,644	(29,364)	(7,661)	(122)	22,497	10,805	40,108	50,913	6,861	(4,042)	(1,074)	1,745
Templeton Growth Securities (AnnuiChoice™)	341	(3,065)	(1,170)	(3,894)	—	(15,501)	(67,708)	(135)	(83,344)	(87,238)	91,795	4,557	—	(978)	(4,825)	(5,803)
Templeton Growth Securities (GrandMaster flex3™)	(1,524)	(65,384)	14,654	(52,254)	360	(96,546)	(53,072)	(459)	(149,717)	(201,971)	824,470	622,499	26	(6,673)	(3,466)	(10,113)
Templeton Growth Securities (Grandmaster™)	(965)	(26,636)	(4,833)	(32,434)	—	(42,412)	2,501	(37)	(39,948)	(72,382)	318,026	245,644	—	(2,864)	(597)	(3,461)
Templeton Growth Securities (IQ Annuity™)	(1,035)	2,102	(60,094)	(59,027)	—	(20,556)	(50,315)	(331)	(71,202)	(130,229)	826,024	695,795	—	(1,377)	(3,270)	(4,647)
Templeton Growth Securities (Pinnacle IV ™)	(1,903)	71,441	(148,774)	(79,236)	1,515	(253,188)	(283,144)	(216)	(535,033)	(614,269)	1,493,867	879,598	105	(18,284)	(18,848)	(37,027)
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	—	29	—	29	8,831	(8,859)	—	—	(28)	1	—	1	—	—	—	—
Templeton Growth Securities (Pinnacle Plus™)	(6,826)	78,173	(76,347)	(5,000)	95,726	(101,149)	(197,269)	(221)	(202,913)	(207,913)	500,272	292,359	6,917	(7,294)	(13,397)	(13,774)
Templeton Growth Securities (Pinnacle ™)	(1,228)	34,539	(62,052)	(28,741)	—	(111,546)	(32,376)	(120)	(144,042)	(172,783)	485,068	312,285	(2)	(7,648)	(2,300)	(9,950)
Templeton Growth Securities (Pinnacle V ™)	(3,562)	(73,207)	43,613	(33,156)	16,428	(422,046)	189,917	(4,118)	(219,819)	(252,975)	979,029	726,054	2,135	(55,851)	28,495	(25,221)
Templeton Growth Securities Standard (IQ Advisor™)	41	(8)	(446)	(413)	—	—	—	—	—	(413)	5,484	5,071	—	—	—	—
Van Kampen UIF Emerging Markets Debt (Advantedge™)	4,912	7,234	(4,024)	8,122	2	(3,222)	(1,068)	(627)	(4,915)	3,207	148,121	151,328	—	(324)	(42)	(366)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	1,532	(41)	1,094	2,585	16,469	—	(119)	(37)	16,313	18,898	43,921	62,819	1,313	(3)	(10)	1,300
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	6,451	3,560	62	10,073	—	(61)	(65,135)	(238)	(65,434)	(55,361)	211,408	156,047	—	(24)	(5,298)	(5,322)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	3,595	(104)	2,381	5,872	—	(645)	(249)	(9)	(903)	4,969	111,945	116,914	—	(58)	(14)	(72)
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	575	(2,194)	(638)	(2,257)	—	(2,595)	6,854	(3)	4,256	1,999	23,357	25,356	—	(128)	162	34
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,697	2,618	(573)	5,742	36	(2,556)	(8,605)	(124)	(11,249)	(5,507)	110,811	105,304	2	(129)	(421)	(548)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	6,414	6,495	(1,772)	11,137	2,438	(51,544)	50,347	(65)	1,176	12,313	205,234	217,547	206	(4,234)	4,137	109
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	132,516	6,455	(58,444)	80,527	378	(109,124)	4,157,958	(463)	4,048,749	4,129,276	285,112	4,414,388	22	(6,142)	234,008	227,888
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	7,658	10,512	(3,450)	14,720	121,902	(31,389)	8,371	(494)	98,390	113,110	204,687	317,797	10,223	(2,653)	742	8,312
Van Kampen UIF Emerging Markets Equity (Advantedge™)	(4,356)	16,979	(83,880)	(71,257)	69,003	(6,077)	37,237	(1,362)	98,801	27,544	310,106	337,650	8,220	(881)	4,664	12,003
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(605)	(496)	(15,360)	(16,461)	4,393	(15,366)	(14,292)	(114)	(25,379)	(41,840)	100,032	58,192	323	(1,163)	(1,152)	(1,992)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,871)	36,373	(95,758)	(61,256)	—	(29,964)	24,026	(220)	(6,158)	(67,414)	358,896	291,482	—	(829)	861	32
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(5,593)	80,888	(170,833)	(95,538)	300	(89,942)	(66,914)	(333)	(156,889)	(252,427)	570,858	318,431	9	(2,628)	(2,289)	(4,908)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(8,317)	61,937	(228,711)	(175,091)	4,367	(98,918)	(146,617)	(427)	(241,595)	(416,686)	1,069,721	653,035	128	(2,938)	(4,356)	(7,166)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(4,436)	2,047	(82,673)	(85,062)	103	(54,854)	16,639	(350)	(38,462)	(123,524)	473,885	350,361	3	(1,617)	529	(1,085)
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(28,617)	381,110	(886,648)	(534,155)	26,902	(456,496)	(183,118)	(1,139)	(613,851)	(1,148,006)	3,181,379	2,033,373	786	(13,721)	(5,338)	(18,273)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(13,638)	74,559	(283,520)	(222,599)	363	(114,529)	(136,817)	(844)	(251,827)	(474,426)	1,237,589	763,163	14	(4,218)	(5,079)	(9,283)
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(5,279)	48,544	(152,203)	(108,938)	3,020	(267,523)	(188,388)	(378)	(453,269)	(562,207)	919,149	356,942	85	(7,513)	(5,702)	(13,130)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(15,256)	138,796	(386,149)	(262,609)	154,313	(132,509)	(157,723)	(2,752)	(138,671)	(401,280)	1,468,988	1,067,708	15,529	(13,614)	(15,662)	(13,747)
Van Kampen UIF U.S. Real Estate (Advantedge™)	(1,503)	7,875	(7,791)	(1,419)	113,863	(2,557)	(3,003)	(584)	107,719	106,300	85,113	191,413	10,801	(312)	(500)	9,989
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(1,192)	(12,592)	20,212	6,428	57,242	(13,009)	(2,295)	(20)	41,918	48,346	150,519	198,865	7,281	(1,801)	(288)	5,192
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(535)	8,016	(3,013)	4,468	1,584	—	(39,448)	(52)	(37,916)	(33,448)	139,359	105,911	201	(6)	(5,130)	(4,935)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	(852)	(5,338)	9,441	3,251	—	(1,707)	(3,996)	(27)	(5,730)	(2,479)	83,092	80,613	—	(226)	(514)	(740)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	(1,956)	43,822	(43,625)	(1,759)	150	(14,216)	(257,835)	(78)	(271,979)	(273,738)	367,588	93,850	6	(625)	(11,600)	(12,219)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(1,341)	12,719	(4,955)	6,423	802	(7,491)	(8,409)	(134)	(15,232)	(8,809)	149,663	140,854	34	(330)	(344)	(640)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	(8,372)	14,519	23,257	29,404	8,113	(163,566)	54,234	(445)	(101,664)	(72,260)	975,178	902,918	1,032	(21,078)	5,811	(14,235)
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	(9,563)	186,595	(130,811)	46,221	30,301	(114,914)	(796,624)	(657)	(881,894)	(835,673)	1,434,036	598,363	1,554	(5,925)	(40,580)	(44,951)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	(7,024)	62,687	(32,259)	23,404	72,410	(30,586)	216,274	(1,398)	256,700	280,104	593,275	873,379	8,595	(4,037)	25,893	30,451

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	$1,570	$(110)	$(6,903)	$(5,443)	$68,017	$—	$18,081	$(73)	$86,025	$80,582	$—	$80,582	7,678	(9)	1,895	9,564
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	127	(4)	(497)	(374)	5,841	—	153	(6)	5,988	5,614	—	5,614	647	(1)	18	664
BlackRock Capital Appreciation VI (Annuichoice™)*	147	—	(207)	(60)	—	—	6,261	—	6,261	6,201	—	6,201	—	—	733	733
BlackRock Capital Appreciation VI (Pinnacle ™)*	231	(231)	—	—	—	—	—	—	—	—	—	—	—	—	—	—
BlackRock Capital Appreciation VI (Pinnacle IV ™)*	(2)	(2,482)	(330)	(2,814)	—	(1,466)	10,262	—	8,796	5,982	—	5,982	—	(155)	864	709
BlackRock Capital Appreciation VI (Pinnacle V ™)*	424	(3,429)	(1,660)	(4,665)	11,906	(2,473)	17,847	(14)	27,266	22,601	—	22,601	1,234	(304)	1,752	2,682
BlackRock Global Allocation VI (Advantedge™)*	20,262	(1,553)	(60,498)	(41,789)	117,275	(2,035)	440,833	(202)	555,871	514,082	—	514,082	12,893	(247)	44,971	57,617
BlackRock Global Allocation VI (AnnuiChoice II™)*	1,666	(76)	(2,453)	(863)	17,626	(812)	22,943	—	39,757	38,894	—	38,894	1,885	(92)	2,553	4,346
BlackRock Global Allocation VI (Annuichoice™)*	6,518	(123)	(10,360)	(3,965)	—	(1,222)	199,921	(54)	198,645	194,680	—	194,680	—	(140)	21,869	21,729
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	1,441	(3)	(2,240)	(802)	—	—	33,964	—	33,964	33,162	—	33,162	—	—	3,715	3,715
BlackRock Global Allocation VI (Grandmaster™)*	401	(57)	(637)	(293)	—	(302)	9,491	—	9,189	8,896	—	8,896	—	(34)	1,029	995
BlackRock Global Allocation VI (Pinnacle ™)*	3,401	(877)	(5,274)	(2,750)	—	(34,679)	115,407	(4)	80,724	77,974	—	77,974	—	(3,763)	12,487	8,724
BlackRock Global Allocation VI (Pinnacle IV ™)*	3,135	(50)	(4,861)	(1,776)	—	(892)	74,648	(3)	73,753	71,977	—	71,977	—	(103)	8,161	8,058
BlackRock Global Allocation VI (Pinnacle V ™)*	4,446	(231)	(8,171)	(3,956)	33,741	(2,355)	77,595	(4)	108,977	105,021	—	105,021	3,668	(265)	8,364	11,767
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	(272)	(2,499)	(405)	(3,176)	—	(21,547)	(2,111)	(31)	(23,689)	(26,865)	56,163	29,298	—	(1,414)	(136)	(1,550)
DWS VIT Small Cap Index VIP (Pinnacle ™)	(2,898)	79,069	(128,353)	(52,182)	2,810	(101,046)	(37,636)	(264)	(136,136)	(188,318)	864,953	676,635	180	(6,408)	(2,701)	(8,929)
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	63	1,605	(1,017)	651	—	(153)	(7,051)	(5)	(7,209)	(6,558)	6,558	—	—	(9)	(410)	(419)
Columbia VIT Mid Cap (Grandmaster flex3 ™)	85	815	—	900	—	—	(10,208)	(12)	(10,220)	(9,320)	9,320	—	—	(1)	(594)	(595)
Columbia VIT Mid Cap (Grandmaster™)	424	14,310	(10,495)	4,239	—	—	(47,807)	—	(47,807)	(43,568)	43,567	(1)	—	—	(2,772)	(2,772)
Columbia VIT Mid Cap (Pinnacle Plus™)	1,127	18,997	(7,839)	12,285	998	(641)	(133,097)	(50)	(132,790)	(120,505)	120,507	2	60	(42)	(7,728)	(7,710)
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	337	6,699	(3,583)	3,453	—	(554)	(37,673)	(6)	(38,233)	(34,780)	34,780	—	—	(33)	(2,183)	(2,216)
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	505	9,085	(6,023)	3,567	—	(636)	(32,557)	—	(33,193)	(29,626)	29,626	—	—	(39)	(1,847)	(1,886)
Columbia VIT Mid Cap Value Class B (Pinnacle V ™)	112	1,774	(936)	950	58	—	(8,961)	(3)	(8,906)	(7,956)	7,956	—	4	—	(511)	(507)
Columbia VIT MidCap Value Opportunity (Pinnacle ™)	(303)	(6,375)	(410)	(7,088)	—	(524)	33,264	(11)	32,729	25,641	—	25,641	—	(55)	3,145	3,090
Columbia VIT MidCap Value Opportunity (Pinnacle IV ™)	(231)	(6,323)	(1,510)	(8,064)	—	(487)	25,978	(7)	25,484	17,420	—	17,420	—	(63)	2,164	2,101
Columbia VIT MidCap Value Opportunity (Pinnacle V ™)	(143)	(133)	(2,230)	(2,506)	—	(412)	25,153	(9)	24,732	22,226	—	22,226	—	(53)	2,735	2,682
Columbia VIT MidCap Value Opportunity (Advantedge™)*	(69)	(137)	(1,130)	(1,336)	—	(481)	7,552	(3)	7,068	5,732	—	5,732	—	(61)	753	692
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	(93)	(14)	(1,664)	(1,771)	—	—	10,208	—	10,208	8,437	—	8,437	—	—	1,018	1,018
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	(129)	(438)	(5,193)	(5,760)	—	(29)	49,593	(2)	49,562	43,802	—	43,802	—	33	5,246	5,279
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	(1,193)	(6,265)	(17,586)	(25,044)	—	(3,094)	117,411	(100)	114,217	89,173	—	89,173	—	(381)	11,152	10,771
Columbia VIT Small Cap (Advantedge™)	27,835	(541)	(50,981)	(23,687)	32,261	(5,967)	194,581	(68)	220,807	197,120	65,502	262,622	2,213	(409)	12,266	14,070
Columbia VIT Small Cap (AnnuiChoice II ™)	1,156	(52)	(2,044)	(940)	7,839	(139)	698	(48)	8,350	7,410	3,250	10,660	488	(13)	51	526
Columbia VIT Small Cap (Grandmaster™)	6,503	3,912	(15,259)	(4,844)	—	(169)	25,945	—	25,776	20,932	50,980	71,912	—	—	1,708	1,708
Columbia VIT Small Cap (Pinnacle Plus™)	20,771	(8,015)	(40,367)	(27,611)	1,187	(11,836)	(53,789)	(176)	(64,614)	(92,225)	197,301	105,076	73	(787)	(4,659)	(5,373)
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	6,531	(2,128)	(13,544)	(9,141)	—	(11,580)	25,402	(3)	13,819	4,678	32,981	37,659	—	(743)	1,239	496
Columbia VIT Small Cap Value Class B (Pinnacle ™)	4,409	(528)	(6,775)	(2,894)	976	(10,745)	5,962	(9)	(3,816)	(6,710)	29,499	22,789	61	(689)	315	(313)
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	8,799	(472)	(16,706)	(8,379)	14,131	(7,376)	26,727	(118)	33,364	24,985	59,534	84,519	962	(532)	1,621	2,051
DWS Small Cap Index VIP (Advantedge™)	(23)	12	(128)	(139)	—	—	—	(5)	(5)	(144)	2,295	2,151	—	—	—	—
DWS Small Cap Index VIP (AnnuiChoice II™)	(122)	(1,083)	(2,334)	(3,539)	18,968	(998)	(4,344)	(40)	13,586	10,047	18,148	28,195	1,690	(102)	(486)	1,102
DWS Small Cap Index VIP (AnnuiChoice™)	(215)	16,098	(19,773)	(3,890)	—	(35,596)	20,422	(79)	(15,253)	(19,143)	73,653	54,510	—	(2,279)	1,229	(1,050)
DWS Small Cap Index VIP (GrandMaster flex3™)	(752)	8,376	(13,690)	(6,066)	—	(9,996)	(9,347)	(30)	(19,373)	(25,439)	91,975	66,536	—	(665)	(690)	(1,355)
DWS Small Cap Index VIP (Grandmaster™)	(147)	(219)	(1,153)	(1,519)	—	(244)	1,770	(14)	1,512	(7)	18,240	18,233	—	(19)	104	85
DWS Small Cap Index VIP (IQ3™)	(940)	(732)	(5,221)	(6,893)	—	(959)	9,124	(74)	8,091	1,198	102,854	104,052	—	(73)	610	537
DWS Small Cap Index VIP (Pinnacle IV ™)	(3,259)	(6,753)	(10,736)	(20,748)	—	(51,842)	(35,451)	(138)	(87,431)	(108,179)	445,922	337,743	—	(3,659)	(2,330)	(5,989)
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,027)	(21,860)	11,467	(13,420)	315	(4,400)	(77,783)	(164)	(82,032)	(95,452)	334,160	238,708	20	(309)	(5,012)	(5,301)
DWS Small Cap Index VIP (Pinnacle V ™)	(1,111)	(289)	(5,685)	(7,085)	4,000	(1,155)	(710)	(280)	1,855	(5,230)	116,575	111,345	407	(161)	(36)	210
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	9,285	1,848	(10,636)	497	119	(4,597)	11,408	(88)	6,842	7,339	145,959	153,298	11	(425)	1,021	607
Pimco VIT All Asset (Pinnacle Plus™)	11,533	3,994	(14,334)	1,193	609	(4,146)	(15,581)	(185)	(19,303)	(18,110)	213,557	195,447	54	(389)	(1,368)	(1,703)
Pimco VIT All Asset (Pinnacle ™)	7,052	3,885	(7,892)	3,045	—	(9,503)	2,214	(40)	(7,329)	(4,284)	88,131	83,847	—	(855)	423	(432)
Pimco VIT All Asset (Advantedge™)	20,492	1,822	(22,045)	269	68,804	(7,746)	(6,377)	(1,292)	53,389	53,658	296,438	350,096	6,121	(806)	(533)	4,782
Pimco VIT All Asset (AnnuiChoice II™)	21,991	(1,598)	(18,333)	2,060	—	(9,560)	43,905	(85)	34,260	36,320	319,217	355,537	—	(858)	3,877	3,019
Pimco VIT All Asset (AnnuiChoice™)	4,242	(51)	(3,613)	578	—	—	—	(5)	(5)	573	63,705	64,278	—	—	(1)	(1)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$12,243	$154	$(13,087)	$(690)	$—	$(4,651)	$75,635	$(85)	$70,899	$70,209	$156,286	$226,495	—	(426)	6,776	6,350
Pimco VIT All Asset (Grandmaster™)	75,807	(6,974)	(72,908)	(4,075)	3,600	(21,031)	(5,033)	(54)	(22,518)	(26,593)	1,160,518	1,133,925	321	(1,864)	(1,444)	(2,987)
Pimco VIT All Asset (Pinnacle IV ™)	100,220	26,722	(116,509)	10,433	—	(481,903)	668,706	(171)	186,632	197,065	1,458,456	1,655,521	—	(42,016)	59,178	17,162
Pimco VIT All Asset (Pinnacle V ™)	22,422	972	(25,804)	(2,410)	16,798	(5,902)	137,200	(763)	147,333	144,923	242,599	387,522	1,485	(602)	12,150	13,033
Pimco VIT Commodity Real Return (Pinnacle IV ™)	113,308	2,368	(193,553)	(77,877)	726	(94,253)	(61,934)	(312)	(155,773)	(233,650)	1,001,841	768,191	88	(11,600)	(7,869)	(19,381)
Pimco VIT Commodity Real Return (Pinnacle ™)	31,455	(5,367)	(49,753)	(23,665)	471	(5,816)	30,060	(207)	24,508	843	227,876	228,719	56	(731)	3,481	2,806
Pimco VIT Commodity Real Return (Pinnacle V ™)	159,753	(106)	(282,977)	(123,330)	258,922	(84,804)	(95,834)	(1,703)	76,581	(46,749)	1,215,475	1,168,726	30,568	(10,648)	(11,540)	8,380
Pimco VIT Commodity Real Return Strategy (Advantedge™)	58,005	(15,941)	(89,543)	(47,479)	156,532	(18,301)	(5,377)	(1,819)	131,035	83,556	379,297	462,853	19,356	(2,496)	(992)	15,868
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	29,422	1,461	(49,474)	(18,591)	4,036	(14,289)	(3,282)	(207)	(13,742)	(32,333)	243,027	210,694	489	(1,786)	(215)	(1,512)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	6,823	2,851	(12,595)	(2,921)	—	(1,652)	(13,100)	(70)	(14,822)	(17,743)	58,694	40,951	—	(206)	(1,489)	(1,695)
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	66,205	11,241	(130,510)	(53,064)	1,990	(47,358)	16,497	(266)	(29,137)	(82,201)	533,976	451,775	241	(5,662)	680	(4,741)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	23,014	5,983	(44,367)	(15,370)	916	(10,612)	(1,753)	(128)	(11,577)	(26,947)	193,035	166,088	113	(1,328)	(108)	(1,323)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	9,744	109	(16,882)	(7,029)	—	(3,054)	—	(91)	(3,145)	(10,174)	80,966	70,792	—	(394)	—	(394)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	60,951	(2,923)	(100,156)	(42,128)	1,922	(31,347)	(30,694)	(379)	(60,498)	(102,626)	512,613	409,987	217	(4,104)	(3,740)	(7,627)
Pimco VIT Low Duration (IQ Annuity™)	524	958	(5,903)	(4,421)	18,767	(26,083)	557,389	(76)	549,997	545,576	117,616	663,192	1,665	(2,319)	49,593	48,939
Pimco VIT Low Duration (Pinnacle IV ™)	479	1,735	(9,617)	(7,403)	—	(137,245)	726,036	(102)	588,689	581,286	163,332	744,618	—	(12,250)	64,585	52,335
Pimco VIT Low Duration (Pinnacle ™)	393	7,971	(6,258)	2,106	—	(8,677)	(227,799)	1	(236,475)	(234,369)	270,243	35,874	—	(773)	(20,068)	(20,841)
Pimco VIT Low Duration (Advantedge™)	(218)	2,867	(6,349)	(3,700)	143,818	(10,513)	89,115	(250)	222,170	218,470	321,643	540,113	12,877	(970)	8,029	19,936
Pimco VIT Low Duration (AnnuiChoice II™)	431	37	(605)	(137)	—	(3,405)	—	(6)	(3,411)	(3,548)	101,547	97,999	—	(302)	1	(301)
Pimco VIT Low Duration (AnnuiChoice™)	1,033	(3,094)	719	(1,342)	—	(183,846)	376	5	(183,465)	(184,807)	223,202	38,395	—	(16,320)	32	(16,288)
Pimco VIT Low Duration (GrandMaster flex3™)	40	275	(724)	(409)	—	(42,600)	20,108	(133)	(22,625)	(23,034)	181,029	157,995	—	(3,782)	1,800	(1,982)
Pimco VIT Low Duration (Grandmaster™)	160	401	(677)	(116)	—	(11,114)	(6,760)	(13)	(17,887)	(18,003)	83,691	65,688	—	(988)	(593)	(1,581)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	5	(6)	—	(1)	2,357	(2,356)	—	—	1	—	—	—	238	(239)	1	—
Pimco VIT Low Duration (Pinnacle Plus™)	(485)	4,599	(8,468)	(4,354)	315	(7,877)	170,251	(391)	162,298	157,944	280,151	438,095	28	(745)	15,156	14,439
Pimco VIT Low Duration (Pinnacle V ™)	415	1,788	(8,693)	(6,490)	132,464	(13,724)	407,102	(173)	525,669	519,179	185,804	704,983	11,829	(1,246)	36,377	46,960
Pimco VIT Real Return (Pinnacle IV ™)	29,207	29,062	14,878	73,147	—	(140,114)	339,616	(193)	199,309	272,456	564,693	837,149	—	(12,017)	29,829	17,812
Pimco VIT Real Return (Advantedge™)	5,854	2,683	2,418	10,955	102,544	(635)	(54,332)	(108)	47,469	58,424	122,680	181,104	9,046	(64)	(5,136)	3,846
Pimco VIT Real Return (AnnuiChoice II™)	5,762	1,472	3,416	10,650	52,048	(1,176)	20,027	(96)	70,803	81,453	91,141	172,594	4,407	(105)	1,565	5,867
Pimco VIT Real Return (AnnuiChoice™)	18,537	846	24,550	43,933	—	(1,599)	111,771	(637)	109,535	153,468	337,302	490,770	—	(190)	9,753	9,563
Pimco VIT Real Return (Grandmaster flex3™)	2,174	794	2,541	5,509	—	(996)	(28,352)	(50)	(29,398)	(23,889)	89,995	66,106	—	(86)	(2,617)	(2,703)
Pimco VIT Real Return (Grandmaster™)	4,380	1,004	5,519	10,903	—	(6,835)	22,957	(21)	16,101	27,004	109,020	136,024	—	(582)	1,896	1,314
Pimco VIT Real Return (IQ Annuity™)	8,948	5,717	7,199	21,864	120	(1,514)	39,578	(29)	38,155	60,019	226,605	286,624	10	(127)	3,200	3,083
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	4	(9)	—	(5)	2,577	(2,572)	—	—	5	—	—	—	243	(244)	1	—
Pimco VIT Real Return (Pinnacle Plus™)	129,833	17,515	80,210	227,558	63	(159,031)	4,382,724	(260)	4,223,496	4,451,054	205,142	4,656,196	6	(13,493)	380,918	367,431
Pimco VIT Real Return (Pinnacle ™)	7,767	18,515	(1,764)	24,518	96	(47,967)	(48,248)	(97)	(96,216)	(71,698)	280,983	209,285	9	(4,111)	(4,088)	(8,190)
Pimco VIT Real Return (Pinnacle V ™)	34,985	58,594	16,205	109,784	116,837	(62,557)	(163,186)	(240)	(109,146)	638	1,020,052	1,020,690	9,818	(5,379)	(12,680)	(8,241)
Pimco VIT Total Return (Pinnacle V ™)	154,373	19,772	(63,313)	110,832	804,708	(457,801)	847,595	(19,705)	1,174,797	1,285,629	5,335,640	6,621,269	65,929	(39,218)	69,417	96,128
Pimco VIT Total Return (Advantedge™)	88,175	30,197	(56,704)	61,668	1,166,776	(49,105)	(277,709)	(16,353)	823,609	885,277	3,038,277	3,923,554	95,366	(5,365)	(22,566)	67,435
Pimco VIT Total Return (AnnuiChoice II™)	28,302	3,657	(9,635)	22,324	112,924	(5,212)	(19,116)	(2,524)	86,072	108,396	929,204	1,037,600	9,120	(625)	(1,552)	6,943
Pimco VIT Total Return (AnnuiChoice™)	29,114	19,207	(25,138)	23,183	80,000	(111,975)	(171,420)	(716)	(204,111)	(180,928)	1,118,756	937,828	6,575	(9,266)	(14,129)	(16,820)
Pimco VIT Total Return (Grandmaster flex3™)	14,505	5,654	(9,062)	11,097	—	(97,923)	60,243	(253)	(37,933)	(26,836)	629,549	602,713	—	(8,152)	4,955	(3,197)
Pimco VIT Total Return (Grandmaster™)	23,561	17,190	(20,571)	20,180	—	(211,011)	90,670	(217)	(120,558)	(100,378)	1,000,762	900,384	—	(17,407)	7,482	(9,925)
Pimco VIT Total Return (IQ Annuity™)	23,913	9,954	(15,282)	18,585	22,745	(92,413)	42,502	(333)	(27,499)	(8,914)	956,546	947,632	1,894	(7,670)	3,471	(2,305)
Pimco VIT Total Return (Pinnacle IV ™)	31,322	40,479	(50,535)	21,266	2,068	(417,972)	434,008	(387)	17,717	38,983	1,177,863	1,216,846	171	(33,836)	34,905	1,240
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	9	(10)	—	(1)	2,403	(2,401)	—	—	2	1	—	1	241	(241)	—	—
Pimco VIT Total Return (Pinnacle Plus™)	26,134	2,245	(15,275)	13,104	21,989	(42,426)	562,110	(651)	541,022	554,126	654,026	1,208,152	1,820	(3,579)	46,604	44,845
Pimco VIT Total Return (Pinnacle ™)	28,030	8,974	(15,129)	21,875	2,603	(98,973)	55,667	(94)	(40,797)	(18,922)	1,079,853	1,060,931	217	(8,158)	4,533	(3,408)
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	1,582	(120)	(8,299)	(6,837)	—	(6,329)	2,074	(83)	(4,338)	(11,175)	163,766	152,591	—	(668)	204	(464)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	165	8	(1,460)	(1,287)	—	—	—	—	—	(1,287)	28,131	26,844	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	250	13	(1,661)	(1,398)	—	(241)	22,130	(3)	21,886	20,488	33,911	54,399	—	(26)	2,406	2,380
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	196	(24)	(1,940)	(1,768)	—	—	1,136	(189)	947	(821)	36,483	35,662	—	(21)	115	94
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	2,099	68	(9,641)	(7,474)	—	(747)	—	(248)	(995)	(8,469)	185,505	177,036	—	(104)	—	(104)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	260	43	(1,979)	(1,676)	2,000	(146)	(8,317)	(23)	(6,486)	(8,162)	45,409	37,247	204	(17)	(853)	(666)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	14	50	(150)	(86)	378	(120)	(169)	(2)	87	1	7,552	7,553	39	(14)	14	39
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™)	280	268	(2,421)	(1,873)	—	(10,066)	—	(5)	(10,071)	(11,944)	51,224	39,280	—	(1,050)	(1)	(1,051)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Investor Class (continued):
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	$696	$(1,048)	$(6,258)	$(6,610)	$30,473	$(6,923)	$(33,166)	$(31)	$(9,647)	$(16,257)	$144,969	$128,712	3,184	(735)	(3,498)	(1,049)
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	(2,022)	(289)	(8,468)	(10,779)	—	(133,354)	(51,992)	(80)	(185,426)	(196,205)	239,002	42,797	—	(15,691)	(6,704)	(22,395)
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	(206)	(739)	(826)	(1,771)	960	(7,013)	—	(18)	(6,071)	(7,842)	16,586	8,744	111	(915)	—	(804)
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	(4,230)	(9,500)	(15,896)	(29,626)	81,395	(17,000)	(65,294)	(676)	(1,575)	(31,201)	261,553	230,352	9,811	(2,132)	(8,323)	(644)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	(45)	(163)	72	(136)	—	(1,552)	(3,676)	(15)	(5,243)	(5,379)	5,555	176	—	(181)	(447)	(628)
Rydex SGI VT Managed Futures Strategies (Advantedge™)	(1,989)	4	(11,100)	(13,085)	13,309	(1,589)	4,578	(388)	15,910	2,825	117,396	120,221	1,586	(247)	575	1,914
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	(160)	(197)	(924)	(1,281)	7,050	(880)	642	(88)	6,724	5,443	13,540	18,983	908	(119)	80	869
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	(215)	139	(287)	(363)	—	(3,560)	(35,738)	(5)	(39,303)	(39,666)	50,210	10,544	—	(408)	(4,058)	(4,466)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	(67)	(2)	(479)	(548)	2,267	(56)	11	(4)	2,218	1,670	3,918	5,588	272	(7)	1	266
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	(2,007)	(61)	(9,961)	(12,029)	1,197	(1,226)	(10,732)	(66)	(10,827)	(22,856)	131,350	108,494	137	(153)	(1,230)	(1,246)
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	(1,525)	(383)	3,588	1,680	24,205	(2,502)	(2,972)	(365)	18,366	20,046	89,695	109,741	2,871	(343)	(348)	2,180
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	(670)	194	1,740	1,264	—	(987)	(347)	(78)	(1,412)	(148)	57,999	57,851	—	(125)	(39)	(164)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	(670)	(6,270)	8,826	1,886	—	(4,354)	(63,449)	(5)	(67,808)	(65,922)	97,430	31,508	—	(515)	(7,453)	(7,968)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	(302)	(295)	934	337	—	—	(4,713)	(26)	(4,739)	(4,402)	20,987	16,585	—	(3)	(567)	(570)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	(1,035)	262	1,405	632	—	(1,789)	101,355	(16)	99,550	100,182	52,575	152,757	—	(214)	11,945	11,731
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	(1,366)	650	2,484	1,768	—	(4,669)	2,324	(78)	(2,423)	(655)	91,532	90,877	—	(566)	283	(283)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	(1,306)	8,246	(4,439)	2,501	—	(1,890)	(1,318)	(25)	(3,233)	(732)	76,043	75,311	—	(226)	(28)	(254)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	(2,853)	4,863	2,061	4,071	441	(8,283)	176,462	(69)	168,551	172,622	27,564	200,186	53	(1,003)	21,567	20,617
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	(1,807)	194	4,194	2,581	—	—	4,895	(5)	4,890	7,471	131,143	138,614	—	—	576	576
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	(2,556)	5,717	(469)	2,692	7,418	(15,676)	(40,995)	(265)	(49,518)	(46,826)	184,807	137,981	874	(1,892)	(4,880)	(5,898)
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	(727)	(400)	(2,507)	(3,634)	—	(1,236)	1,058	(98)	(276)	(3,910)	46,188	42,278	—	(149)	126	(23)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	(506)	(268)	(3,842)	(4,616)	18,968	(676)	606	(86)	18,812	14,196	31,794	45,990	1,969	(87)	71	1,953
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	(35)	(3)	(228)	(266)	—	—	—	—	—	(266)	3,545	3,279	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	(20)	(39)	(59)	(118)	—	(415)	—	(1)	(416)	(534)	1,559	1,025	—	(50)	—	(50)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	(183)	406	(1,080)	(857)	48	(2,134)	23	(24)	(2,087)	(2,944)	13,458	10,514	5	(238)	3	(230)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	(296)	1,753	(2,122)	(665)	—	(853)	(6,481)	(39)	(7,373)	(8,038)	23,906	15,868	—	(105)	(625)	(730)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	(533)	379	(3,993)	(4,147)	504	(219)	36,557	(15)	36,827	32,680	16,744	49,424	54	(29)	4,169	4,194
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	(57)	259	(509)	(307)	—	—	(835)	(9)	(844)	(1,151)	5,612	4,461	—	1	(88)	(87)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	(1,775)	24,290	(26,861)	(4,346)	221	(1,167)	(102,682)	(106)	(103,734)	(108,080)	189,058	80,978	18	(141)	(10,966)	(11,089)
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	114	8	136	258	18,804	—	—	—	18,804	19,062	—	19,062	714	—	—	714
iShares Barclays Aggregate Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	115	2	239	356	34,105	—	—	—	34,105	34,461	—	34,461	1,309	—	—	1,309
iShares Barclays Intermediate Credit Bond ETF (Varoom)*	43	1	35	79	—	—	—	—	—	79	—	79	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	68	33	148	249	10,354	—	(425)	—	9,929	10,178	—	10,178	410	—	(16)	394
iShares Barclays TIPS Bond ETF (Varoom)*	57	3	166	226	—	—	—	—	—	226	—	226	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	4	3	165	172	—	—	8,951	—	8,951	9,123	—	9,123	—	—	330	330
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	163	2	(62)	103	6,250	—	—	—	6,250	6,353	—	6,353	240	—	—	240
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	13	—	189	202	4,808	—	—	—	4,808	5,010	—	5,010	193	—	—	193
iShares S&P 500 Growth Index ETF (Varoom)*	(108)	60	32	(16)	17,500	(152)	2,916	—	20,264	20,248	—	20,248	679	(6)	116	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	52	(488)	(621)	(1,057)	121,542	(5,347)	14,680	—	130,875	129,818	—	129,818	4,713	(219)	608	5,102
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	(22)	—	134	112	—	—	4,730	—	4,730	4,842	—	4,842	—	—	191	191
iShares S&P 500 Index ETF (Varoom)*	342	(96)	726	972	32,554	(451)	8,748	—	40,851	41,823	—	41,823	1,330	(17)	357	1,670
iShares S&P 500 Index ETF (Varoom GLWB 1)*	4,035	(9,206)	(17,827)	(22,998)	711,761	(17,251)	76,930	—	771,440	748,442	—	748,442	27,394	(722)	3,394	30,066
iShares S&P 500 Index ETF (Varoom GLWB 2)*	48	(16)	(135)	(103)	21,811	—	9,712	—	31,523	31,420	—	31,420	864	—	401	1,265
iShares S&P 500 Value Index ETF (Varoom)*	21	1	(60)	(38)	—	—	—	—	—	(38)	—	(38)	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	1,050	(2,452)	143	(1,259)	25,998	—	5,134	—	31,132	29,873	—	29,873	953	—	270	1,223
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	16	(2)	134	148	—	—	4,804	—	4,804	4,952	—	4,952	—	—	203	203
iShares S&P MidCap 400 Index ETF (Varoom)*	(1)	72	(2,263)	(2,192)	22,500	(151)	2,916	—	25,265	23,073	—	23,073	856	(6)	120	970
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	316	(3,740)	(13,918)	(17,342)	214,825	(5,650)	32,758	—	241,933	224,591	—	224,591	8,214	(242)	1,490	9,462
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	(37)	(11)	(630)	(678)	19,066	—	349	—	19,415	18,737	—	18,737	777	—	14	791
iShares S&P SmallCap 600 Index ETF (Varoom)*	(62)	16	(755)	(801)	16,250	(76)	1,458	—	17,632	16,831	—	16,831	632	(3)	61	690
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	48	(1,807)	(1,650)	(3,409)	107,413	(2,846)	12,942	—	117,509	114,100	—	114,100	4,190	(123)	625	4,692

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	$(51)	$(8)	$(296)	$(355)	$7,168	$—	$253	$—	$7,421	$7,066	$—	$7,066	281	—	10	291
iShares S&P Citigroup International Treasury Bond (Varoom)*	150	103	(656)	(403)	11,250	(75)	1,458	—	12,633	12,230	—	12,230	428	(3)	52	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	460	947	(3,855)	(2,448)	107,413	(2,856)	10,202	—	114,759	112,311	—	112,311	4,122	(110)	395	4,407
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	19	—	(62)	(43)	9,616	—	—	—	9,616	9,573	—	9,573	376	—	—	376
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	25	2	175	202	6,250	—	—	—	6,250	6,452	—	6,452	245	—	—	245
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	177	2	1,472	1,651	76,388	—	23,379	—	99,767	101,418	—	101,418	2,986	—	943	3,929
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	(233)	(28)	(5,066)	(5,327)	25,000	—	—	—	25,000	19,673	—	19,673	1,005	—	—	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	(202)	(17)	(1,963)	(2,182)	13,618	—	10,522	—	24,140	21,958	—	21,958	616	—	489	1,105
Vanguard MSCI EAFE ETF (Varoom)*	(200)	23	(3,147)	(3,324)	16,250	(72)	1,458	—	17,636	14,312	—	14,312	641	(3)	60	698
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	(1,236)	(1,888)	(16,393)	(19,517)	107,413	(2,716)	22,865	—	127,562	108,045	—	108,045	4,240	(124)	1,053	5,169
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	(56)	(10)	(771)	(837)	7,308	—	202	—	7,510	6,673	—	6,673	312	—	8	320
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	218	9	5	232	18,804	—	—	—	18,804	19,036	—	19,036	703	—	—	703
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	71	—	136	207	26,104	—	—	—	26,104	26,311	—	26,311	987	—	—	987
Vanguard Large-Cap Index ETF (Varoom)*	20	1	(30)	(9)	6,250	—	—	—	6,250	6,241	—	6,241	252	—	—	252
Vanguard Large-Cap Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	5	(17)	(340)	(352)	21,339	—	300	—	21,639	21,287	—	21,287	851	—	13	864
Vanguard Mega Cap 300 Index ETF (Varoom)*	135	1	1,463	1,599	18,804	—	—	—	18,804	20,403	—	20,403	809	—	—	809
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	40	(5)	104	139	10,386	—	85	—	10,471	10,610	—	10,610	421	—	4	425
Vanguard REIT Index ETF (Varoom)*	37	3	100	140	—	—	—	—	—	140	—	140	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)*	2	3	105	110	4,386	—	17	—	4,403	4,513	—	4,513	166	—	1	167
Vanguard Total Bond Market Index ETF (Varoom)*	(61)	257	579	775	8,750	(542)	10,206	—	18,414	19,189	—	19,189	353	(21)	385	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	1,611	8,494	23,456	33,561	751,888	(20,634)	18,474	—	749,728	783,289	—	783,289	29,770	(790)	670	29,650
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	27	130	1,623	1,780	75,079	—	30,413	—	105,492	107,272	—	107,272	2,901	—	1,168	4,069

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2012

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); InvescoVan Kampen Variable Insurance (“Invesco Van Kampen VI Funds”); Columbia Variable Funds (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), Guggenheim Investments

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

(Guggenheim Funds”), The BlackRock Variable Series Funds, Inc. (“BlackRock Funds”); and The Vanguard Group, Inc. (“Vanguard ETFs”); iShares Trust (“iShares ETFs”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Van Kampen Asset Management manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Guggenheim Funds are managed by Guggenheim Investments. The investment manager for the BlackRock Funds is BlackRock Advisors, LLC. The investment advisor for the Vanguard ETFs is The Vanguard Group, Inc. and the investment advisor for iShares ETFs, is BlackRock fund Advisors. Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 660 investment subaccounts available. The investment objective of each subaccount and its corresponding Underlying Fund are the same. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from National Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business National Integrity may conduct.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Effective January 1, 2012, National Integrity consolidated the Separate Account with Separate Account II of National Integrity Life Insurance Company (“Separate Account II”), with the Separate Account being the surviving separate account after such consolidation. Financial statements for all periods presented reflect the consolidation transaction. The consolidation resulted in the financial statements of Separate Account II being combined with the financial statements of the Separate Account. In effect, the consolidation resulted in the transfer of the subaccounts in Separate Account II to the Separate Account. Each subaccount remains unchanged and continues to reflect the number and value of units outstanding. The statements of assets and liabilities, statements of operations and statements of changes in net assets reflect each of the individual subaccount holdings and results, respectively, and the footnotes to the financial statements reflect the individual subaccounts similar to what has historically been presented with the exception that the information is presented in a single set of financial statements.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2012. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on individual cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate.

Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2012 and the cost of investments held at December 31, 2012, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$28,892	$14,470	$248,012
Touchstone Aggressive ETF (AnnuiChoice ™)	4,057	195,487	158,902
Touchstone Aggressive ETF (AnnuiChoice II ™)	8,439	304,829	314,109
Touchstone Aggressive ETF (GrandMaster flex3 ™)	11,394	87,663	398,122
Touchstone Aggressive ETF (Grandmaster ™)	91,652	264,215	190,691
Touchstone Aggressive ETF (IQ Annuity ™)	16,235	63,958	355,651
Touchstone Aggressive ETF (Pinnacle ™)	15,881	99,978	96,391
Touchstone Aggressive ETF (Pinnacle IV ™)	29,541	384,502	897,053
Touchstone Aggressive ETF (Pinnacle Plus ™)	29,358	22,856	144,679
Touchstone Aggressive ETF (Pinnacle V ™)	28,283	153,439	426,649
Touchstone Baron Small Cap Growth (Pinnacle ™)	341,728	190,205	1,475,006
Touchstone Baron Small Cap Growth (Pinnacle IV ™)	341,824	449,008	1,132,026
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*	24,480	10,573	14,036
Touchstone Baron Small Cap Growth (Pinnacle V ™)	707,246	401,008	1,554,005
Touchstone Baron Small Cap Growth (AdvantEdge ™)	166,603	116,607	548,791
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	603,520	1,073,709	944,935
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	290,878	457,871	382,088
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	95,114	296,276	259,153
Touchstone Baron Small Cap Growth (Grandmaster ™)	286,243	415,194	107,333
Touchstone Baron Small Cap Growth (IQ Annuity ™)	213,237	182,278	991,648
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E ™)	13,469	13,455	—
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	91,779	254,204	452,071
Touchstone Conservative ETF (AdvantEdge ™)	6,393	3,055	92,510
Touchstone Conservative ETF (AnnuiChoice II ™)	53,356	227,630	351,856
Touchstone Conservative ETF (AnnuiChoice ™)	1,732	16,207	12,951
Touchstone Conservative ETF (GrandMaster flex3 ™)	34,591	92,827	680,430
Touchstone Conservative ETF (Grandmaster ™)	38,190	9,616	215,554
Touchstone Conservative ETF (IQ Annuity ™)	133,225	229,475	1,680,576
Touchstone Conservative ETF (Pinnacle ™)	124,843	39,574	456,419
Touchstone Conservative ETF (Pinnacle IV ™)	189,846	592,814	2,555,776
Touchstone Conservative ETF (Pinnacle Plus ™)	158,364	158,785	1,774,800
Touchstone Conservative ETF Fund (Pinnacle V ™)	785,247	328,053	3,392,733
Touchstone Core Bond (AdvantEdge ™)	46,511	9,537	210,388
Touchstone Core Bond (AnnuiChoice II ™)	8,168	44,389	80,668
Touchstone Core Bond (AnnuiChoice ™)	18,696	339,403	272,850
Touchstone Core Bond (GrandMaster flex3 ™)	34,984	146,720	193,804
Touchstone Core Bond (Grandmaster ™)	51,470	476,509	418,541
Touchstone Core Bond (IQ Annuity ™)	23,256	23,397	147,834
Touchstone Core Bond (Pinnacle ™)	14,341	165,743	168,617
Touchstone Core Bond (Pinnacle IV ™)	139,483	626,309	1,460,108

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Core Bond (Pinnacle Plus II Reduced M&E ™)*	$11,344	$859	$10,500
Touchstone Core Bond (Pinnacle Plus ™)	34,329	188,622	438,307
Touchstone Core Bond (PinnacleV ™)	416,422	351,197	1,206,093
Touchstone Enhanced ETF (AdvantEdge ™)	7,533	12,940	160,387
Touchstone Enhanced ETF (AnnuiChoice II ™)	3,940	17,303	133,763
Touchstone Enhanced ETF (AnnuiChoice ™)	3,625	7,011	338,981
Touchstone Enhanced ETF (GrandMaster flex3 ™)	11,474	167,211	590,359
Touchstone Enhanced ETF (Grandmaster ™)	64,009	18,334	206,110
Touchstone Enhanced ETF (IQ Annuity ™)	4,862	91,762	342,054
Touchstone Enhanced ETF (Pinnacle ™)	5,401	50,468	478,905
Touchstone Enhanced ETF (Pinnacle IV ™)	33,871	301,989	658,663
Touchstone Enhanced ETF (Pinnacle Plus ™)	9,797	10,551	248,907
Touchstone Enhanced ETF (Pinnacle V ™)	17,902	26,281	278,912
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)	4,179	20,399	160,232
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)	9,638	39,060	399,799
Touchstone GMAB Aggressive ETF (Pinnacle V ™)	10,021	11,705	383,601
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	4,400	12,647	109,648
Touchstone GMAB Conservative ETF (Pinnacle V ™)	13,606	36,427	346,253
Touchstone GMAB Moderate ETF (Pinnacle IV ™)	54,861	228,715	2,097,371
Touchstone GMAB Moderate ETF(Pinnacle V ™)	40,723	68,949	1,579,485
Touchstone High Yield (AdvantEdge ™)	2,142	1,914	30,958
Touchstone High Yield (AnnuiChoice II ™)	12,791	284	20,710
Touchstone High Yield (AnnuiChoice ™)	15,063	72,455	211,535
Touchstone High Yield (GrandMaster flex3 ™)	14,252	24,956	196,700
Touchstone High Yield (Grandmaster ™)	9,748	40,214	114,320
Touchstone High Yield (IQ Annuity ™)	24,759	82,152	204,079
Touchstone High Yield (Pinnacle ™)	126,038	433,316	617,987
Touchstone High Yield (Pinnacle IV ™)	273,934	666,342	1,986,099
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*	4,995	428	4,581
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	12,863	12,863	—
Touchstone High Yield (Pinnacle Plus ™)	134,418	112,404	486,878
Touchstone High Yield (PinnacleV ™)	172,618	104,360	568,891
Touchstone Large Cap Core Equity (AdvantEdge ™)	19,091	3,226	70,247
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	20,901	11,908	57,429
Touchstone Large Cap Core Equity (AnnuiChoice ™)	657	20,289	35,305
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	4,223	13,661	47,776
Touchstone Large Cap Core Equity (Grandmaster ™)	69,095	467,724	168,573
Touchstone Large Cap Core Equity (IQ Annuity ™)	13,849	99,530	289,834
Touchstone Large Cap Core Equity (Pinnacle ™)	40,536	283,691	1,221,259
Touchstone Large Cap Core Equity (Pinnacle IV ™)	82,114	503,265	804,649
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*	47,421	10,073	37,325
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	5,384	39,837	256,236
Touchstone Large Cap Core Equity (PinnacleV ™)	43,787	323,624	353,365
Touchstone Mid Cap Growth (AdvantEdge ™)	33,741	1,039	39,498
Touchstone Mid Cap Growth (AnnuiChoice II ™)	11,393	19,841	107,730
Touchstone Mid Cap Growth (AnnuiChoice ™)	—	35,517	63,395
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	1,239	77,992	200,533

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Mid Cap Growth (Grandmaster ™)	$17,024	$149,462	$90,749
Touchstone Mid Cap Growth (IQ Annuity ™)	5,385	26,068	206,634
Touchstone Mid Cap Growth (Pinnacle ™)	305,138	332,863	289,273
Touchstone Mid Cap Growth (Pinnacle IV ™)	145,634	560,869	689,615
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)	36,297	333	35,958
Touchstone Mid Cap Growth (Pinnacle Plus ™)	1,754,736	915,511	1,608,438
Touchstone Mid Cap Growth (PinnacleV ™)	43,416	142,070	153,184
Touchstone Moderate ETF (AdvantEdge ™)	177,060	29,256	888,718
Touchstone Moderate ETF (AnnuiChoice II ™)	26,005	80,965	683,973
Touchstone Moderate ETF (AnnuiChoice ™)	7,816	154,870	312,570
Touchstone Moderate ETF (GrandMaster flex3 ™)	24,736	366,454	814,378
Touchstone Moderate ETF (Grandmaster ™)	12,964	11,518	130,020
Touchstone Moderate ETF (IQ Annuity ™)	39,726	261,833	1,182,171
Touchstone Moderate ETF (Pinnacle ™)	22,133	92,847	522,100
Touchstone Moderate ETF (Pinnacle IV ™)	115,823	1,292,619	3,233,716
Touchstone Moderate ETF (Pinnacle Plus II Reduced M&E ™)*	13,449	1,139	12,321
Touchstone Moderate ETF (Pinnacle Plus ™)	117,562	178,880	1,592,388
Touchstone Moderate ETF (Pinnacle V ™)	144,916	247,037	1,493,384
Touchstone Money Market (AdvantEdge ™)	1,524,658	967,319	786,545
Touchstone Money Market (AnnuiChoice II ™)	418,070	409,262	319,274
Touchstone Money Market (AnnuiChoice ™)	413,683	852,998	522,223
Touchstone Money Market (GrandMaster flex3™)	1,588,643	1,728,266	449,603
Touchstone Money Market (Grandmaster ™)	1,867,938	2,915,210	2,300,853
Touchstone Money Market (IQ3 ™)	6,134,699	6,296,379	1,442,859
Touchstone Money Market (Pinnacle ™)	1,411,005	2,159,742	2,312,143
Touchstone Money Market (Pinnacle IV ™)	1,271,148	1,386,242	4,270,630
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*	28,613	273	28,341
Touchstone Money Market (Pinnacle Plus Reduced M&E ™)	2,461	5	2,456
Touchstone Money Market (Pinnacle Plus ™)	424,219	585,750	913,796
Touchstone Money Market (Pinnacle V ™)	1,517,925	1,026,975	1,213,287
Touchstone Third Avenue Value (AdvantEdge ™)	35,925	57,219	288,974
Touchstone Third Avenue Value (AnnuiChoice II ™)	13,437	117,683	273,668
Touchstone Third Avenue Value (AnnuiChoice ™)	78,191	268,728	383,823
Touchstone Third Avenue Value (GrandMaster flex3 ™)	25,444	282,811	565,981
Touchstone Third Avenue Value (Grandmaster ™)	13,764	345,310	716,430
Touchstone Third Avenue Value (IQ Annuity ™)	18,759	282,455	1,241,346
Touchstone Third Avenue Value (Pinnacle ™)	107,904	679,514	2,571,323
Touchstone Third Avenue Value (Pinnacle IV ™)	66,854	1,077,518	3,184,839
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*	70,213	10,238	59,696
Touchstone Third Avenue Value (Pinnacle Plus ™)	45,752	175,620	833,398
Touchstone Third Avenue Value (Pinnacle V ™)	38,325	419,745	880,485
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	73,559	138,408	1,041,146
Fidelity VIP Overseas (Pinnacle ™)	3,043	2,327	173,482
Fidelity VIP Overseas (Pinnacle IV ™)	4,426	41,284	152,194
Fidelity VIP Equity-Income (Grandmaster ™)	850,858	1,227,435	8,645,117
Fidelity VIP Equity-Income (Pinnacle ™)	152,541	397,698	1,885,290

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*	$10,436	$95	$10,345
Fidelity VIP Growth (Grandmaster ™)	47,857	927,982	3,236,297
Fidelity VIP High Income (Grandmaster ™)	835,660	1,280,736	3,239,753
Fidelity VIP II Asset Manager (Grandmaster ™)	126,470	838,799	3,592,909
Fidelity VIP II Contrafund (Grandmaster ™)	226,643	3,165,463	9,921,321
Fidelity VIP II Contrafund (Pinnacle ™)	187,505	1,177,302	4,376,622
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*	29,073	583	28,499
Fidelity VIP II Index 500 (Grandmaster ™)	118,110	499,529	2,982,368
Fidelity VIP II Index 500 (IQ3 ™)	18,001	292	17,709
Fidelity VIP II Index 500 (Pinnacle ™)	86,339	305,758	2,342,995
Fidelity VIP II Index 500 (Pinnacle IV ™)	2,174	9,757	59,367
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*	17,191	169	17,017
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	65,116	228,145	1,045,108
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	84,490	180,118	1,599,192
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	6,317	1,704	4,616
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	3,909	44,984	38,290
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	2,968	16,818	54,647
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	81,345	285,245	1,341,821
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	6,426	20,957	123,806
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	9,890	14,969	183,638
Fidelity VIP III Balanced (Grandmaster ™)	126,861	216,346	1,570,261
Fidelity VIP Overseas (AnnuiChoice ™)	31	16	1,092
Fidelity VIP Overseas (Grandmaster flex3 ™)	881	1,611	29,000
Fidelity VIP Overseas (Grandmaster ™)	38,258	236,218	2,279,738
Fidelity VIP Overseas (IQ Annuity ™)	336	4,137	17,327
Fidelity VIP Overseas (Pinnacle Plus ™)	1,638	21,488	79,935
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	4,208	170,504	326,413
Fidelity VIP III Mid Cap (Grandmaster ™)	120,386	383,125	1,871,068
Fidelity VIP III Mid Cap (Pinnacle ™)	218,188	803,944	1,963,904
Fidelity VIP III Mid Cap (Pinnacle Plus II Reduced M&E ™)*	5,867	59	5,807
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)	6,283	55,871	264,056
Fidelity VIP Asset Manager (AdvantEdge ™)	6,709	3,242	60,358
Fidelity VIP Asset Manager (AnnuiChoice II ™)	47,015	9,882	136,980
Fidelity VIP Asset Manager (AnnuiChoice ™)	2,227	20,933	81,516
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	419	11,660	18,890
Fidelity VIP Asset Manager (Pinnacle ™)	83	269	946
Fidelity VIP Asset Manager (Pinnacle IV ™)	4,852	24,205	205,588
Fidelity VIP Asset Manager (Pinnacle Plus ™)	2,001	5,176	93,425
Fidelity VIP Asset Manager (Pinnacle V ™)	30,390	18,160	149,349
Fidelity VIP Balanced (AdvantEdge ™)	43,427	16,537	362,972
Fidelity VIP Balanced (AnnuiChoice II ™)	51,884	20,404	159,790
Fidelity VIP Balanced (AnnuiChoice ™)	23,769	39,286	234,715
Fidelity VIP Balanced (GrandMaster flex3 ™)	27,873	182,986	198,727
Fidelity VIP Balanced (Grandmaster ™)	94,882	215,151	383,760
Fidelity VIP Balanced (IQ3 ™)	30,928	46,603	265,775

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle ™)	$59,564	$184,638	$311,560
Fidelity VIP Balanced (Pinnacle IV ™)	133,601	518,327	1,281,132
Fidelity VIP Balanced (Pinnacle Plus ™)	102,587	178,857	455,808
Fidelity VIP Balanced (Pinnacle V ™)	325,487	294,496	969,392
Fidelity VIP Contrafund (AdvantEdge ™)	146,848	159,740	1,414,700
Fidelity VIP Contrafund (AnnuiChoice II ™)	43,431	191,032	428,466
Fidelity VIP Contrafund (AnnuiChoice ™)	27,459	327,293	875,034
Fidelity VIP Contrafund (GrandMaster flex3 ™)	71,382	519,829	659,833
Fidelity VIP Contrafund (IQ Advisor Standard ™)	78	45	8,007
Fidelity VIP Contrafund (IQ3 ™)	68,934	318,797	1,298,283
Fidelity VIP Contrafund (Pinnacle IV ™)	107,341	2,320,214	6,269,843
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	33,954	311	33,640
Fidelity VIP Contrafund (Pinnacle Plus ™)	124,589	457,352	2,182,443
Fidelity VIP Contrafund (Pinnacle V ™)	275,389	815,387	4,553,718
Fidelity VIP Disciplined Small Cap (Advantedge™)	623	574	4,566
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	11,006	9,626	768
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	20,667	19,734	27,253
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	988	4,570	13,604
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	7,795	7,425	59,865
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	27,051	111,388	93,779
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	30,806	49,963	68,028
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	1,849,077	1,678,734	157,737
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	26,166	53,496	72,465
Fidelity VIP Equity-Income (AnnuiChoice II ™)	27,647	18,418	256,380
Fidelity VIP Equity-Income (AdvantEdge ™)	29,253	14,574	132,432
Fidelity VIP Equity-Income (AnnuiChoice ™)	33,312	79,592	252,489
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	25,162	60,083	150,792
Fidelity VIP Equity-Income (IQ3 ™)	40,589	51,671	270,638
Fidelity VIP Equity-Income (Pinnacle IV ™)	305,295	556,604	1,283,763
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	28,829	257	28,576
Fidelity VIP Equity-Income (Pinnacle Plus ™)	120,022	202,139	919,509
Fidelity VIP Equity-Income (Pinnacle V ™)	250,768	215,325	802,402
Fidelity VIP Freedom 2010 (Advantedge ™)	8,358	19,409	52,360
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)	344	180	8,918
Fidelity VIP Freedom 2010 (GrandMaster ™)	10,421	25,732	13,670
Fidelity VIP Freedom 2010 (IQ Annuity ™)	327,774	421,046	—
Fidelity VIP Freedom 2010 (Pinnacle ™)	7,699	1,129	84,310
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	51,116	67,345	846,805
Fidelity VIP Freedom 2010 (Pinnacle V ™)	107,857	52,926	813,199
Fidelity VIP Freedom 2015 (AdvantEdge ™)	10,523	19,691	99,119
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	7,745	652	18,398
Fidelity VIP Freedom 2015 (GrandMaster flex3 ™)	234	103	6,448
Fidelity VIP Freedom 2015 (GrandMaster ™)	107,099	3,403	103,659
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,928	222,619	67,113
Fidelity VIP Freedom 2015 (Pinnacle ™)	3,416	12	3,404
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	19,382	357,617	404,687
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	2,883	78,705	70,761

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle V ™)	$62,558	$198,573	$600,549
Fidelity VIP Freedom 2020 (AdvantEdge ™)	4,453	12,030	4,382
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	1,018	404	38,534
Fidelity VIP Freedom 2020 (GrandMaster ™)	183,783	5,742	178,378
Fidelity VIP Freedom 2020 (IQ Annuity ™)	—	161,635	—
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	14,278	86,855	378,325
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	5,678	21	5,658
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	1,614	39,382	46,881
Fidelity VIP Freedom 2020 (Pinnacle V ™)	9,187	276,561	203,379
Fidelity VIP Freedom 2025 (Advantedge™)	4,509	12,218	4,378
Fidelity VIP Freedom 2025 (GrandMaster ™)	177,603	5,638	171,869
Fidelity VIP Freedom 2025 (Pinnacle ™)	5,664	21	5,644
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	4,630	7,366	5,302
Fidelity VIP Freedom 2025 (Pinnacle V ™)	38,705	15,268	163,224
Fidelity VIP Freedom 2030 (Grandmaster ™)	249,048	7,889	241,021
Fidelity VIP Freedom 2030 (Pinnacle ™)	7,944	29	7,914
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	4,676	4,643	3,715
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	79	51	3,176
Fidelity VIP Freedom 2030 (Pinnacle V ™)	3,684	11,628	102,587
Fidelity VIP Growth (AnnuiChoice II ™)	51,000	11,675	201,337
Fidelity VIP Growth (GrandMaster ™)	91,690	74,957	327,048
Fidelity VIP Growth (AdvantEdge ™)	29,022	3,716	82,364
Fidelity VIP Growth (AnnuiChoice ™)	49,211	67,459	97,199
Fidelity VIP Growth (GrandMaster flex3 ™)	2,493	25,318	49,449
Fidelity VIP Growth (IQ3 ™)	963	10,223	83,751
Fidelity VIP Growth (Pinnacle ™)	26,098	40,661	78,554
Fidelity VIP Growth (Pinnacle IV ™)	55,707	267,591	488,334
Fidelity VIP Growth (Pinnacle Plus ™)	1,536,619	537,005	1,348,685
Fidelity VIP Growth (Pinnacle V ™)	45,934	44,761	450,025
Fidelity VIP High Income (AdvantEdge ™)	678,583	699,454	702,121
Fidelity VIP High Income (AnnuiChoice II ™)	14,465	6,693	78,151
Fidelity VIP High Income (AnnuiChoice ™)	12,763	100,129	196,692
Fidelity VIP High Income (GrandMaster flex3 ™)	1,654,077	1,664,645	1,717,873
Fidelity VIP High Income (IQ3 ™)	7,045,598	6,747,063	6,889,673
Fidelity VIP High Income (Pinnacle ™)	2,772	14,621	48,387
Fidelity VIP High Income (Pinnacle IV ™)	239,117	286,067	626,492
Fidelity VIP High Income (Pinnacle Plus Reduced M&E ™)	12,682	12,704	—
Fidelity VIP High Income (Pinnacle Plus ™)	1,623,403	432,252	1,477,336
Fidelity VIP High Income (Pinnacle V ™)	101,837	37,004	381,801
Fidelity VIP II Index 500 (Pinnacle ™)	348,848	93,494	684,581
Fidelity VIP II Index 500 (Pinnacle IV ™)	402,473	580,211	2,401,358
Fidelity VIP II Index 500 (Pinnacle V ™)	232,948	150,614	1,615,083
Fidelity VIP Index 500 (AdvantEdge ™)	100,270	44,267	536,598
Fidelity VIP Index 500 (AnnuiChoice II ™)	162,942	19,229	392,608
Fidelity VIP Index 500 (AnnuiChoice ™)	126,941	166,566	435,788
Fidelity VIP Index 500 (Grandmaster flex3 ™)	20,367	35,653	291,652
Fidelity VIP Index 500 (Grandmaster ™)	849,114	443,345	1,546,409

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3 ™)	$18,205	$45,629	$573,315
Fidelity VIP Index 500 (Pinnacle Plus ™)	1,701,026	641,185	2,181,650
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	165,461	28,325	552,646
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	34,333	20,882	344,644
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	14,872	291,529	236,847
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,013,140	142,775	1,237,983
Fidelity VIP Investment Grade Bond (GrandMaster ™)	314,361	132,270	546,919
Fidelity VIP Investment Grade Bond (IQ3 ™)	104,987	123,243	606,925
Fidelity VIP Investment Grade Bond (Pinnacle ™)	83,336	156,457	238,293
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	159,883	453,057	2,096,508
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*	33,229	1,530	31,738
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	2,067,314	515,607	2,059,406
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	1,066,928	351,132	3,948,058
Fidelity VIP Mid Cap (AdvantEdge ™)	117,724	128,145	756,920
Fidelity VIP Mid Cap (AnnuiChoice II ™)	125,354	462,040	445,820
Fidelity VIP Mid Cap (AnnuiChoice ™)	88,942	410,173	399,525
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	37,018	170,145	285,841
Fidelity VIP Mid Cap (Grandmaster ™)	245,450	265,490	302,494
Fidelity VIP Mid Cap (IQ Annuity ™)	80,214	164,831	826,670
Fidelity VIP Mid Cap (Pinnacle ™)	97,761	108,160	379,020
Fidelity VIP Mid Cap (Pinnacle IV ™)	206,628	1,122,495	1,845,743
Fidelity VIP Mid Cap (Pinnacle Plus II Reduced M&E ™)*	1,985	295	1,695
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E ™)	59,063	11,251	47,742
Fidelity VIP Mid Cap (Pinnacle Plus ™)	114,022	440,473	1,102,197
Fidelity VIP Mid Cap (Pinnacle V ™)	234,811	641,781	1,620,013
Fidelity VIP Overseas (AdvantEdge ™)	47,554	58,722	344,979
Fidelity VIP Overseas (AnnuiChoice II ™)	7,478	25,909	153,468
Fidelity VIP Overseas (AnnuiChoice ™)	86,204	238,571	133,233
Fidelity VIP Overseas (GrandMaster flex3 ™)	4,898	31,230	92,016
Fidelity VIP Overseas (GrandMaster ™)	31,460	64,577	173,674
Fidelity VIP Overseas (IQ3 ™)	23,627	45,620	291,947
Fidelity VIP Overseas (Pinnacle ™)	25,200	206,033	311,373
Fidelity VIP Overseas (Pinnacle IV ™)	38,231	578,039	576,036
Fidelity VIP Overseas (Pinnacle Plus ™)	34,641	57,547	282,812
Fidelity VIP Overseas (Pinnacle V ™)	36,296	191,518	643,446
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	78,329	328,126	2,461,466
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	6,754	70	6,684
Franklin Income Securities (Pinnacle ™)	530,848	1,444,804	5,597,963
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*	229,551	3,080	226,452
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	13	18	1,179
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	919	3,973	50,518
JP Morgan IT Mid Cap Value (Grandmaster ™)	644	7,212	32,308
JP Morgan IT Mid Cap Value (IQ3 ™)	403	671	22,164
JP Morgan IT Mid Cap Value (Pinnacle ™)	1,229	33,510	49,571
JP Morgan IT Mid Cap Value (Pinnacle IV ™)	7,760	240,829	312,192
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	6,637	55,927	138,171

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	$306	$460	$8,931
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	41	26	1,136
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	8,651	105,746	232,336
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	7,190	60,381	188,856
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*	18,746	4,664	14,148
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	38	202	3,430
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	312	9,508	23,240
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	988	26,262	89,472
Van Kampen UIF U.S. Real Estate (IQ3 ™)	664	16,262	70,867
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	13,651	148,227	537,893
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	12,283	223,099	1,085,198
Van Kampen UIF U.S. Real Estate (Pinnacle Plus II Reduced M&E ™)*	4,490	4,484	—
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)	38,555	53,673	241,109
Franklin Growth and Income Securities (AdvantEdge ™)	13,325	9,982	118,768
Franklin Growth and Income Securities (AnnuiChoice II ™)	43,246	4,581	110,705
Franklin Growth and Income Securities (AnnuiChoice ™)	37,561	114,467	706,552
Franklin Growth and Income Securities (GrandMaster flex3 ™)	94,753	125,176	420,734
Franklin Growth and Income Securities (Grandmaster ™)	209,346	354,206	703,015
Franklin Growth and Income Securities (IQ Annuity ™)	82,727	120,275	733,149
Franklin Growth and Income Securities (Pinnacle ™)	135,286	361,097	648,087
Franklin Growth and Income Securities (Pinnacle IV ™)	199,664	1,210,387	2,215,551
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*	923	154	772
Franklin Growth and Income Securities (Pinnacle Plus ™)	71,142	59,077	652,578
Franklin Growth and Income Securities (Pinnacle V ™)	86,903	138,921	715,235
Franklin Income Securities (AdvantEdge ™)	23,748	45,927	209,999
Franklin Income Securities (AnnuiChoice II ™)	37,293	27,032	361,975
Franklin Income Securities (AnnuiChoice ™)	35,789	14,475	245,816
Franklin Income Securities (GrandMaster flex3 ™)	106,204	484,467	1,352,349
Franklin Income Securities (Grandmaster ™)	254,705	386,448	1,163,652
Franklin Income Securities (IQ Annuity ™)	121,957	253,971	1,020,098
Franklin Income Securities (Pinnacle IV ™)	392,630	1,062,516	3,326,955
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	13,377	25	13,351
Franklin Income Securities (Pinnacle Plus ™)	80,633	207,250	957,393
Franklin Income Securities (Pinnacle V ™)	814,705	301,059	2,869,835
Franklin Large Cap Growth Securities (AdvantEdge ™)	55,876	34,811	143,401
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	2,208	5,402	116,896
Franklin Large Cap Growth Securities (AnnuiChoice ™)	10,265	7,035	40,745
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	191	13,996	9,409
Franklin Large Cap Growth Securities (Grandmaster ™)	2,485	6,806	36,228
Franklin Large Cap Growth Securities (IQ Annuity ™)	1,559	91,281	132,715
Franklin Large Cap Growth Securities (Pinnacle ™)	21,527	152,469	129,582
Franklin Large Cap Growth Securities (Pinnacle IV ™)	47,820	637,596	658,800
Franklin Large Cap Growth Securities (Pinnacle Plus II Reduced M&E ™)*	5,397	465	4,931
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	30,526	68,936	215,008
Franklin Large Cap Growth Securities (Pinnacle V ™)	90,509	143,934	672,201
Franklin Mutual Shares Securities (AdvantEdge ™)	129,768	100,351	1,232,241

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AnnuiChoice II ™)	$14,335	$23,264	$167,278
Franklin Mutual Shares Securities (AnnuiChoice ™)	8,201	127,024	270,553
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	24,375	324,017	813,058
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	257	75	13,518
Franklin Mutual Shares Securities (IQ Annuity ™)	51,395	82,463	259,949
Franklin Mutual Shares Securities (Pinnacle ™)	35,678	186,170	687,524
Franklin Mutual Shares Securities (Pinnacle IV ™)	79,005	642,472	1,603,834
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*	910	162	752
Franklin Mutual Shares Securities (Pinnacle Plus ™)	46,080	200,992	650,823
Franklin Mutual Shares Securities (Pinnacle V ™)	211,742	427,019	2,362,607
Franklin Mutual Shares Securities(Grandmaster ™)	261,773	354,104	930,470
Franklin Small Cap Value Securities (AdvantEdge ™)	50,325	56,594	77,812
Franklin Small Cap Value Securities (Annuichoice II ™)	5,600	5,882	27,652
Franklin Small Cap Value Securities (Annuichoice ™)	3,890	22,603	68,640
Franklin Small Cap Value Securities (Grandmaster ™)	169,223	511,442	584,315
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	529	8,063	62,798
Franklin Small Cap Value Securities (IQ Annuuity ™)	41,342	15,659	102,588
Franklin Small Cap Value Securities (Pinnacle Plus ™)	19,745	67,493	203,129
Franklin Small Cap Value Securities Fund (Pinnacle ™)	90,718	103,984	292,544
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	28,633	242,953	615,543
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	18,886	97,622	279,662
Invesco Van Kampen VI American Franchise (AdvantEdge ™)	1,017	29,666	11,382
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)	259	371	7,982
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)	5	64	3,593
Invesco Van Kampen VI American Franchise (Grandmaster ™)	13,045	84,309	16,150
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)	417	89,319	41,444
Invesco Van Kampen VI Comstock (AdvantEdge ™)	55,668	2,552	68,338
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)	384	1,596	19,168
Invesco Van Kampen VI Comstock (AnnuiChoice ™)	341	219	19,773
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)	7,381	4,860	60,334
Invesco Van Kampen VI Comstock (Grandmaster ™)	799	23,411	49,671
Invesco Van Kampen VI Comstock (IQ Annuity ™)	6,660	7,849	12,601
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E ™)	7,310	14	7,296
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)	2,488	101,449	122,955
Invesco Van Kampen VI American Value (AdvantEdge ™)	26,253	37,165	311,234
Invesco Van Kampen VI American Value (AnnuiChoice II ™)	14,219	11,385	61,600
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)	18,869	188	18,681
Invesco Van Kampen VI American Value (Grandmaster ™)	32,425	67,631	—
Invesco Van Kampen VI American Value (IQ Annuity ™)	6,314	979	14,489
Invesco Van Kampen VI American Value (Pinnacle Plus ™)	2,093,495	982,486	1,283,199
Invesco Van Kampen VI American Franchise (Pinnacle ™)	251	14,721	16,305
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)	22,049	65,062	113,636
Invesco Van Kampen VI American Franchise (Pinnacle V ™)	4,564	9,664	74,803
Invesco Van Kampen VI Comstock (Pinnacle ™)	1,790	8,852	102,703
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	10,160	142,567	254,307
Invesco Van Kampen VI Comstock (Pinnacle Plus II Reduced M&E ™)*	1,939	169	1,771

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Pinnacle V ™)	$75,377	$32,407	$174,101
Invesco Van Kampen VI International Growth Class II (Advantedge™)	9,210	101	9,113
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)	35,317	635	34,737
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)	96,239	36,454	60,585
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)	84,192	15,985	150,067
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	64,230	72,098	210,687
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	13,765	38,459	2,610
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	5,923	28,095	7,597
Templeton Foreign Securities (Pinnacle ™)	118,291	257,103	326,344
Templeton Foreign Securities (Pinnacle IV ™)	73,396	411,269	1,245,424
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*	2,127	171	1,946
Templeton Foreign Securities (Pinnacle V ™)	208,135	241,564	1,146,676
Templeton Foreign Securities Fund (AnnuiChoice II ™)	27,674	24,521	147,126
Templeton Foreign Securities Fund (AnnuiChoice ™)	2,303	15,993	59,835
Templeton Foriegn Securities Fund (AdvantEdge ™)	100,679	98,824	353,518
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	16,826	53,346	287,529
Templeton Foriegn Securities Fund (Grandmaster ™)	50,680	218,982	102,993
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	1,911,404	1,730,037	582,928
Templeton Growth Securities (AdvantEdge ™)	6,201	23,784	69,047
Templeton Growth Securities (AnnuiChoice II ™)	13,060	6,568	60,884
Templeton Growth Securities (AnnuiChoice ™)	101	98	5,088
Templeton Growth Securities (GrandMaster flex3 ™)	15,911	263,260	441,731
Templeton Growth Securities (Grandmaster ™)	395,593	574,668	86,035
Templeton Growth Securities (IQ Advisor Standard ™)	113	33	6,839
Templeton Growth Securities (IQ Annuity ™)	16,913	91,718	667,517
Templeton Growth Securities (Pinnacle ™)	22,524	44,841	316,703
Templeton Growth Securities (Pinnacle IV ™)	35,007	205,055	560,261
Templeton Growth Securities (Pinnacle Plus II Reduced M&E ™)*	8,629	108	8,519
Templeton Growth Securities (Pinnacle Plus ™)	298,955	419,422	198,674
Templeton Growth Securities (Pinnacle V ™)	92,091	152,796	671,738
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	20,233	19,215	149,938
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	21,643	4,134	78,075
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	4,752	78,406	87,787
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	58,281	12,541	160,278
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	14,481	23,206	17,184
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	77,345	7,691	167,320
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	41,259	54,871	204,748
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E ™)	13,264	13,293	—
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	1,409,651	4,223,399	1,788,257
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	123,293	36,045	401,263
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	48,532	47,484	363,475
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	12,098	37,517	34,617
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	15,754	192,271	130,560
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	2,204	139,265	180,470
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	91,381	282,045	509,930
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	4,379	53,494	253,153
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	46,931	93,482	359,133

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	$34,157	$868,087	$1,398,763
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E ™)	10,373	10,402	—
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	1,928,164	1,866,173	803,286
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	71,688	302,236	913,420
Van Kampen UIF U. S. Real Estate (Pinnacle Plus Reduced M&E ™)	13,495	13,469	—
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	1,479,829	577,711	1,561,101
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	76,425	22,471	249,895
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	54,078	126,702	131,271
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	873	76,901	37,586
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	17,690	34,215	50,880
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	28,548	40,728	81,101
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	20,407	21,296	101,061
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	75,120	295,545	567,900
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	105,733	252,429	724,576
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	32,629	5,933	113,838
BlackRock Capital Appreciation VI (AnnuiChoice II™)	379	361	6,115
BlackRock Capital Appreciation VI (Annuichoice™)	17,745	15,853	8,638
BlackRock Capital Appreciation VI (Grandmaster flex3 ™)	25,198	18,230	6,576
BlackRock Capital Appreciation VI Class III (Grandmaster™)	3,640	2,600	992
BlackRock Capital Appreciation VI Class III (Pinnacle ™)	34,336	19,128	14,843
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)	196,360	178,778	21,953
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)	145,464	55,437	116,066
BlackRock Global Allocation VI (Advantedge™)	84,835	33,977	623,083
BlackRock Global Allocation VI (AnnuiChoice II™)	49,173	20,784	68,978
BlackRock Global Allocation VI (Annuichoice™)	8,348	186,525	29,242
BlackRock Global Allocation VI (Grandmaster flex3 ™)	49,499	29,083	55,667
BlackRock Global Allocation VI (Grandmaster™)	46,529	12,702	43,310
BlackRock Global Allocation VI Class III (Pinnacle ™)	13,566	73,018	23,839
BlackRock Global Allocation VI Class III (Pinnacle IV ™)	54,471	125,300	7,183
BlackRock Global Allocation VI Class III (Pinnacle V ™)	21,475	44,070	90,116
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)	92,928	238,818	538,370
DWS Small Cap Index VIP (Pinnacle IV ™)	1,444	3,534	26,369
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*	2,175	27	2,146
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)	—	1,759	4,952
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)	—	157	9,931
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)	319	49,019	410
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)	7,765	9,227	24,526
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)	19,125	20,727	18,332
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E ™)	11,640	11,620	—
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)	20,051	24,533	100,642
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)	30,968	15,379	39,528
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)	35,217	60,708	275,906
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)	13,554	6,993	18,015
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)	2,245	24	2,220

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)	$1,397	$55,153	$22,906
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E ™)	11,217	11,127	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)	33,151	46,735	102,241
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)	842	20,676	4,120
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)	25,607	58,440	6,396
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)	23,175	23,373	92,819
DWS Small Cap Index (AdvantEdge ™)	49,755	52,740	1,951
DWS Small Cap Index (AnnuiChoice II ™)	11,378	12,340	29,666
DWS Small Cap Index (AnnuiChoice ™)	390	26,380	32,588
DWS Small Cap Index (GrandMaster flex3 ™)	1,491	10,225	40,049
DWS Small Cap Index (Grandmaster ™)	15,133	12,428	21,930
DWS Small Cap Index (IQ3 ™)	870	40,231	68,127
DWS Small Cap Index (Pinnacle Plus ™)	1,847,373	1,698,664	315,025
DWS Small Cap Index VIP (Pinnacle IV ™)	28,876	136,344	184,948
DWS Small Cap Index VIP (Pinnacle V ™)	24,113	39,267	81,178
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	115,320	115,864	372,002
Pimco VIT All Asset (IQ Annuity ™)	16,266	9,644	156,672
Pimco VIT All Asset (Pinnacle ™)	4,288	5,504	87,327
Pimco VIT All Asset (AnnuiChoice II ™)	212,136	132,812	455,420
Pimco VIT All Asset (AnnuiChoice ™)	3,842	23,345	47,889
Pimco VIT All Asset (GrandMaster flex3 ™)	19,870	6,677	249,462
Pimco VIT All Asset (Grandmaster ™)	223,178	104,576	1,319,539
Pimco VIT All Asset (Pinnacle IV ™)	108,018	78,065	1,808,711
Pimco VIT All Asset (Pinnacle Plus ™)	78,495	24,065	258,894
Pimco VIT All Asset (Pinnacle V ™)	148,503	27,780	532,251
Pimco VIT Commodity Real Return (Pinnacle ™)	146,818	135,930	266,196
Pimco VIT Commodity Real Return (Pinnacle IV ™)	270,158	298,309	824,025
Pimco VIT Commodity Real Return (Pinnacle V ™)	220,778	150,748	1,404,379
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	96,218	58,447	575,140
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	44,155	107,755	166,373
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	11,027	12,756	44,042
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	75,971	307,776	264,955
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	179,698	16,715	349,716
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	18,061	3,430	93,881
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E ™)	11,949	12,071	—
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	97,304	89,473	471,057
Pimco VIT Low Duration (AnnuiChoice II ™)	16,868	7,095	107,783
Pimco VIT Low Duration (AnnuiChoice ™)	518	20,584	18,643
Pimco VIT Low Duration (GrandMaster flex3 ™)	56,492	32,060	181,625
Pimco VIT Low Duration (Grandmaster™)	343,410	346,193	65,186
Pimco VIT Low Duration (IQ Annuity ™)	12,847	15,650	665,106
Pimco VIT Low Duration (Pinnacle ™)	9,758	2,211	42,794
Pimco VIT Low Duration (Pinnacle IV ™)	63,403	69,389	746,395
Pimco VIT Low Duration (AdvantEdge ™)	16,721	52,617	509,403
Pimco VIT Low Duration (Pinnacle Plus ™)	50,010	81,176	409,523

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class:
Pimco VIT Low Duration (Pinnacle V ™)	$216,512	$79,267	$849,416
Pimco VIT Real Return (Pinnacle IV ™)	286,569	210,730	899,346
Pimco VIT Real Return (AdvantEdge ™)	27,840	6,968	198,656
Pimco VIT Real Return (AnnuiChoice II ™)	230,772	104,876	304,839
Pimco VIT Real Return (AnnuiChoice ™)	220,060	282,448	433,129
Pimco VIT Real Return (GrandMaster flex3 ™)	24,438	23,070	64,375
Pimco VIT Real Return (Grandmaster ™)	133,629	33,410	232,180
Pimco VIT Real Return (IQ Annuity ™)	16,861	34,151	254,459
Pimco VIT Real Return (Pinnacle ™)	56,981	67,340	198,721
Pimco VIT Real Return (Pinnacle Plus ™)	1,563,025	4,243,250	2,087,921
Pimco VIT Real Return (Pinnacle V ™)	620,030	187,973	1,418,466
Pimco VIT Total Return (Pinnacle V ™)	2,294,617	878,434	8,157,213
Pimco VIT Total Return (AdvantEdge ™)	750,135	305,146	4,424,527
Pimco VIT Total Return (AnnuiChoice II ™)	407,926	282,983	1,175,165
Pimco VIT Total Return (AnnuiChoice ™)	42,872	641,933	370,471
Pimco VIT Total Return (GrandMaster flex3 ™)	149,229	113,192	644,434
Pimco VIT Total Return (Grandmaster ™)	240,113	125,372	1,029,901
Pimco VIT Total Return (IQ Annuity ™)	197,621	133,737	1,026,093
Pimco VIT Total Return (Pinnacle ™)	98,986	260,911	915,665
Pimco VIT Total Return (Pinnacle IV ™)	362,552	312,001	1,297,941
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	13,332	26	13,308
Pimco VIT Total Return (Pinnacle Plus ™)	1,718,897	535,258	2,431,346
Investor Class:
Guggenheim VT Alternative Strategies Allocation (AdvantEdge ™)	2,804	37,764	—
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice II ™)	7,141	157,086	—
Guggenheim VT Alternative Strategies Allocation (AnnuiChoice ™)	2,485	176,373	—
Guggenheim VT Alternative Strategies Allocation (GrandMaster flex3 ™)	262	26,925	—
Guggenheim VT Alternative Strategies Allocation (Grandmaster flex3 ™)	763	54,197	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle ™)	549	39,135	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle IV ™)	4,798	41,291	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle Plus ™)	105	7,524	—
Guggenheim VT Alternative Strategies Allocation (Pinnacle V ™)	3,599	130,163	—
Guggenheim VT Global Managed Future Strategy (Pinnacle ™)	5,056	7,343	5,995
Guggenheim VT Global Managed Future Strategy (Pinnacle IV ™)	—	26,490	14,399
Guggenheim VT Global Managed Future Strategy (Pinnacle V ™)	16,449	77,017	174,855
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)	26,193	5,546	147,642
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)	2,474	4,242	17,425
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)	—	2,232	9,184
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)	1	12	178
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)	15,123	7,343	12,812
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)	9,063	57,819	62,548
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)	61,853	36,817	130,716
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)	156,933	116,615	98,945
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)	175,946	4,052	203,587
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)	18,640	417	33,095
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)	54,242	107,990	99,123

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)	$1,498	$18,346	$67,369
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)	39,549	15,791	151,196
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)	42,023	54,275	63,611
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)	20,179	10,976	205,700
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)	123,080	58,213	197,594
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)	845	7,740	37,409
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)	943	6,144	45,489
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)	—	2,934	278
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)	1,712	4	1,708
Guggenheim VT U.S. Long Short Momentum (Grandmaster ™)	—	333	769
Guggenheim VT U.S. Long Short Momentum (IQ Annuity ™)	1,854	12,576	—
Guggenheim VT U.S. Long Short Momentum (Pinnacle ™)	590	294	4,387
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)	—	3,876	11,828
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)	71	2,203	48,401
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)	1,794	44,813	39,730
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)	576	1,299	20,337
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	2,493	1,218	35,546
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*	200,833	4,783	196,184
iShares Barclays Intermediate Credit Bond ETF (Varoom)	61	38	2,070
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	894	781	10,220
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*	82,404	666	81,759
iShares Barclays TIPS Bond ETF (Varoom)	50	41	2,074
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	7,605	403	16,205
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*	12,814	124	12,693
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*	69,903	3,620	66,443
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	550	418	8,592
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	30,031	2,375	32,721
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*	52,358	1,340	51,070
iShares S&P 500 Growth Index ETF (Varoom)	446	708	22,019
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	11,435	27,071	117,345
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	3,302	398	7,660
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*	43,771	714	43,058
iShares Core S&P 500 Index ETF (Varoom)	962	4,335	42,215
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	207,516	131,099	851,999
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	7,317	4,189	34,939
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*	21,964	109	21,861
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*	4,527,510	457,371	4,088,729
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*	167,570	3,546	164,197
iShares S&P 500 Value Index ETF (Varoom)	52	39	2,037
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	9,610	3,326	36,233
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	3,313	533	7,640
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*	154,718	5,641	149,336
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*	47,816	2,179	45,677
iShares Core S&P MidCap Index ETF (Varoom)	404	610	27,130
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	60,298	43,989	256,301
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	60,759	7,230	73,182

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*	$3,983	$12	$3,972
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*	1,175,060	116,035	1,059,993
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*	44,009	969	43,051
iShares Core S&P Small Cap Index ETF (Varoom)	345	467	19,502
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	30,199	20,437	126,684
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	30,378	2,117	35,734
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*	1,980	6	1,975
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*	591,105	55,908	535,830
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*	22,916	600	22,316
iShares S&P Citigroup International Treasury Bond (Varoom)	326	297	14,930
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	35,281	13,690	137,919
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	992	1,488	9,192
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*	1,952	6	1,945
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*	582,072	56,444	526,368
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	203	493	8,043
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	134,996	11,788	224,019
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*	6,439	63	6,378
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*	223,771	4,774	219,133
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	730	429	27,000
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	41,167	4,615	60,166
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*	6,504	63	6,444
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*	22,180	908	21,222
Vanguard Tax-Managed International ETF (Varoom)	722	320	19,845
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	38,355	25,908	135,051
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	744	970	7,087
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*	1,963	6	1,958
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*	591,916	65,698	525,934
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*	3,968	192	3,783
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	828	1,436	20,647
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,136	1,565	25,867
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*	7,979	134	7,847
Vanguard Large-Cap Index ETF (Varoom)	192	517	8,004
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	87,951	8,940	101,334
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*	100,064	2,766	97,334
Vanguard Mega Cap Index ETF (Varoom)	548	1,576	20,094
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	667	1,329	9,956
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*	30,386	1,576	28,858
Vanguard REIT Index ETF (Varoom)	89	44	2,093
Vanguard REIT Index ETF (Varoom GLWB 2)	30,452	3,020	32,286
Vanguard REIT Index ETF (Varoom GLWB 3)*	6,473	60	6,412
Vanguard REIT Index ETF (Varoom GLWB 5)*	38,565	1,301	37,340
Vanguard Total Bond Market Index ETF (Varoom)	679	509	20,827
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	281,047	105,839	944,039
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	247,459	20,803	334,242
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*	14,066	41	14,025
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*	4,171,573	390,827	3,787,685
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*	254,911	7,948	247,120

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard VI Money Market (Varoom GLWB 3)*	$25,419	$277	$25,141
Vanguard VI Money Market (Varoom GLWB 5)*	2,148	22	2,125
Vanguard Short Term Bond ETF (Varoom)*	2,289	27	10
Vanguard Short Term Bond ETF (Varoom GLWB 5)*	18,176	15	18,160

* - 2012 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Thirteen contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, VAROOM and VAROOM II. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, Pinnacle, Pinnacle IV and Pinnacle V AdvantEdge, and VAROOM have a deferred sales load charge. IQ Annuity, IQ3 and IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, respectively. IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for morality and expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, and AnnuiChoice II charges 1.00% and 0.15%, of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets for morality and expense risks and administrative expenses, respectively, for mortality and expense risks and administrative expenses. Pinnacle charges 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.40% and 0.15%. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an annual rate of 1.75% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an additional .60% (Standard investment option) or an additional .80% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Lifetime Withdraw Benefits (“GLWB”). VAROOM II charges an annual rate of 1.90% of net assets for mortality and expense risk and administrative expenses. VAROOM II charges an additional .65% (Standard investment option) or an additional .85% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Lifetime Withdraw Benefits (“GLWB”). Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice, AnnuiChoice II, Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For IQ Annuity, IQ3, Pinnacle, Pinnacle IV, Pinnacle V and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Touchstone Advisors Inc., which is affiliated with National Integrity, advises each of the Touchstone Variable Series Trust offered through National Integrity’s variable products.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2012.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)
	2012	27	$10.78	$287	1.97%	1.60%	10.78%
	2011	25	9.73	245	1.55%	1.60%	(1.64)%
	2010	21	9.89	204	1.85%	1.60%	11.38%
	2009	9	8.88	79	2.99%	1.60%	19.78%
	2008	6	7.42	42	4.36%	1.60%	(25.84)%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2012	17	13.01	217	1.34%	1.00%	11.46%
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
	2010	31	11.79	362	1.65%	1.00%	12.06%
	2009	32	10.52	341	2.26%	1.00%	20.51%
	2008	41	8.73	359	2.33%	1.00%	(29.84)%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2012	27	15.55	422	1.42%	1.15%	11.29%
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
	2010	45	14.15	636	1.67%	1.15%	11.89%
	2009	45	12.64	567	3.37%	1.15%	26.43%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2012	35	12.43	437	1.76%	1.55%	10.84%
	2011	42	11.22	466	1.37%	1.55%	(1.60)%
	2010	44	11.40	499	1.61%	1.55%	11.43%
	2009	47	10.23	480	2.14%	1.55%	19.84%
	2008	51	8.54	432	2.31%	1.55%	(30.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster ™)
	2012	16	$12.64	$203	1.36%	1.35%	11.06%
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
	2010	1	11.54	12	1.66%	1.35%	11.66%
	2009	1	10.34	10	1.81%	1.35%	20.08%
	2008	3	8.61	22	2.21%	1.35%	(30.08)%
Touchstone Aggressive ETF (IQ Annuity ™)
	2012	37	12.53	465	1.82%	1.45%	10.95%
	2011	41	11.30	463	1.31%	1.45%	(1.50)%
	2010	47	11.47	539	1.67%	1.45%	11.55%
	2009	47	10.28	479	2.04%	1.45%	19.96%
	2008	62	8.57	532	3.39%	1.45%	(30.16)%
Touchstone Aggressive ETF (Pinnacle ™)
	2012	8	12.64	106	1.38%	1.35%	11.06%
	2011	15	11.38	173	1.98%	1.35%	(1.40)%
	2010	7	11.54	75	1.55%	1.35%	11.65%
	2009	8	10.34	79	1.09%	1.35%	20.13%
	2008	8	8.61	71	1.73%	1.35%	(30.06)%
Touchstone Aggressive ETF (Pinnacle IV ™)
	2012	93	12.54	1,166	1.67%	1.45%	10.95%
	2011	123	11.30	1,387	1.38%	1.45%	(1.50)%
	2010	129	11.47	1,482	1.39%	1.45%	11.55%
	2009	222	10.28	2,287	5.67%	1.45%	19.93%
	2008	125	8.57	1,068	2.15%	1.45%	(30.17)%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2012	14	12.31	168	1.95%	1.67%	10.70%
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
	2010	9	11.31	102	1.76%	1.67%	11.30%
	2009	7	10.17	74	2.71%	1.67%	19.69%
	2008	4	8.49	34	0.45%	1.67%	(30.31)%
Touchstone Aggressive ETF (Pinnacle V ™)
	2012	33	15.32	505	1.71%	1.55%	10.84%
	2011	41	13.83	572	1.40%	1.55%	(1.60)%
	2010	42	14.05	592	1.77%	1.55%	11.44%
	2009	32	12.61	408	2.25%	1.55%	26.10%
Touchstone Baron Small Cap Growth (Pinnacle ™)
	2012	41	40.82	1,682	17.90%	1.35%	17.55%
	2011	44	34.72	1,538	0.00%	1.35%	3.43%
	2010	58	33.57	1,961	0.00%	1.35%	23.23%
	2009	66	27.24	1,796	0.00%	1.35%	31.14%
	2008	75	20.77	1,554	0.00%	1.35%	(34.55)%
Touchstone Baron Small Cap Growth (Pinnacle IV ™)
	2012	65	23.56	1,539	17.04%	1.45%	17.43%
	2011	82	20.06	1,643	0.00%	1.45%	3.32%
	2010	108	19.42	2,097	0.00%	1.45%	23.12%
	2009	160	15.77	2,525	0.00%	1.45%	30.98%
	2008	182	12.04	2,191	0.00%	1.45%	(34.61)%
Touchstone Baron Small Cap Growth (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	40.91	13	36.44%	1.10%	11.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle V ™)
	2012	130	$12.32	$1,597	21.86%	1.55%	17.31%
	2011	126	10.50	1,325	0.00%	1.55%	3.22%
	2010	98	10.18	1,000	0.00%	1.55%	23.04%
	2009	41	8.27	342	0.00%	1.55%	30.82%
	2008	26	6.32	163	0.00%	1.55%	(34.69)%
Touchstone Baron Small Cap Growth (AdvantEdge ™)
	2012	41	13.59	555	18.28%	1.60%	17.25%
	2011	44	11.59	508	0.00%	1.60%	3.17%
	2010	31	11.24	344	0.00%	1.60%	22.93%
	2009	19	9.14	170	0.00%	1.60%	30.81%
	2008	3	6.99	24	0.00%	1.60%	(30.13)%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2012	65	14.91	966	16.00%	1.15%	17.79%
	2011	112	12.65	1,413	0.00%	1.15%	3.64%
	2010	99	12.21	1,209	0.00%	1.15%	23.49%
	2009	13	9.89	125	0.00%	1.15%	31.41%
	2008	9	7.52	66	0.00%	1.15%	(34.41)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2012	15	24.14	372	14.76%	1.00%	17.97%
	2011	25	20.46	505	0.00%	1.00%	3.79%
	2010	29	19.71	570	0.00%	1.00%	23.68%
	2009	4	15.94	70	0.00%	1.00%	31.61%
	2008	12	12.11	146	0.00%	1.00%	(34.31)%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2012	17	21.73	369	14.54%	1.55%	17.31%
	2011	30	18.53	565	0.00%	1.55%	3.22%
	2010	34	17.95	615	0.00%	1.55%	22.99%
	2009	36	14.59	528	0.00%	1.55%	30.88%
	2008	48	11.15	536	0.00%	1.55%	(34.68)%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2012	5	19.05	100	10.97%	1.35%	17.55%
	2011	13	16.20	217	0.00%	1.35%	3.43%
	2010	23	15.67	366	0.00%	1.35%	23.24%
	2009	25	12.71	319	0.00%	1.35%	31.14%
	2008	13	9.69	126	0.00%	1.35%	(34.54)%
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2012	52	22.43	1,166	17.88%	1.45%	17.43%
	2011	60	19.10	1,137	0.00%	1.45%	3.32%
	2010	66	18.48	1,218	0.00%	1.45%	23.12%
	2009	69	15.01	1,042	0.00%	1.45%	31.01%
	2008	76	11.46	874	0.00%	1.45%	(34.61)%
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)
	2012	22	21.84	483	15.08%	1.67%	17.17%
	2011	34	18.64	635	0.00%	1.67%	3.09%
	2010	68	18.08	1,235	0.00%	1.67%	22.84%
	2009	38	14.72	552	0.00%	1.67%	30.72%
	2008	38	11.26	431	0.00%	1.67%	(34.76)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AdvantEdge ™)
	2012	8	$11.47	$97	3.42%	1.60%	5.02%
	2011	8	10.92	91	2.86%	1.60%	1.79%
	2010	3	10.73	30	2.30%	1.60%	7.07%
	2009	3	10.02	28	5.40%	1.60%	10.00%
	2008	1	9.11	10	169.48%	1.60%	(8.90)%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2012	30	13.10	393	2.76%	1.15%	5.50%
	2011	44	12.42	547	1.89%	1.15%	2.25%
	2010	46	12.14	556	2.25%	1.15%	7.56%
	2009	47	11.29	536	5.37%	1.15%	12.90%
Touchstone Conservative ETF (AnnuiChoice ™)
	2012	1	13.47	13	2.21%	1.00%	5.66%
	2011	2	12.75	27	2.68%	1.00%	2.40%
	2010	1	12.45	11	2.28%	1.00%	7.72%
	2009	1	11.56	10	3.02%	1.00%	10.67%
	2008	1	10.44	9	3.06%	1.00%	(10.40)%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2012	60	12.88	776	3.24%	1.55%	5.08%
	2011	66	12.25	808	1.24%	1.55%	1.84%
	2010	140	12.03	1,682	2.11%	1.55%	7.12%
	2009	157	11.23	1,759	3.85%	1.55%	10.06%
	2008	91	10.21	928	2.78%	1.55%	(10.90)%
Touchstone Conservative ETF (Grandmaster ™)
	2012	19	13.09	244	3.57%	1.35%	5.29%
	2011	17	12.43	210	1.86%	1.35%	2.04%
	2010	18	12.18	221	2.17%	1.35%	7.34%
	2009	20	11.35	232	1.92%	1.35%	10.28%
	2008	61	10.29	629	9.77%	1.35%	(10.72)%
Touchstone Conservative ETF (IQ Annuity ™)
	2012	144	12.98	1,869	3.28%	1.45%	5.18%
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
	2010	146	12.11	1,768	2.35%	1.45%	7.23%
	2009	144	11.29	1,621	3.32%	1.45%	10.17%
	2008	166	10.25	1,706	2.88%	1.45%	(10.81)%
Touchstone Conservative ETF (Pinnacle ™)
	2012	38	13.09	497	3.69%	1.35%	5.29%
	2011	32	12.43	400	1.61%	1.35%	2.04%
	2010	45	12.18	548	2.24%	1.35%	7.31%
	2009	46	11.35	520	4.40%	1.35%	10.28%
	2008	61	10.29	629	3.51%	1.35%	(10.73)%
Touchstone Conservative ETF (Pinnacle IV ™)
	2012	224	12.98	2,911	3.21%	1.45%	5.18%
	2011	260	12.34	3,211	1.77%	1.45%	1.94%
	2010	305	12.11	3,697	2.03%	1.45%	7.25%
	2009	398	11.29	4,497	6.75%	1.45%	10.16%
	2008	139	10.25	1,420	2.92%	1.45%	(10.80)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus ™)
	2012	152	$12.75	$1,937	3.36%	1.67%	4.95%
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
	2010	97	11.94	1,159	2.16%	1.67%	6.99%
	2009	107	11.16	1,190	3.90%	1.67%	9.93%
	2008	58	10.15	590	3.03%	1.67%	(11.01)%
Touchstone Conservative ETF Fund (Pinnacle V ™)
	2012	285	12.91	3,681	3.55%	1.55%	5.08%
	2011	255	12.28	3,128	2.00%	1.55%	1.84%
	2010	236	12.06	2,849	2.47%	1.55%	7.12%
	2009	174	11.26	1,964	19.38%	1.55%	12.60%
Touchstone Core Bond (AdvantEdge ™)
	2012	17	12.65	210	6.43%	1.60%	3.59%
	2011	14	12.21	176	5.53%	1.60%	6.72%
	2010	11	11.44	125	5.58%	1.60%	5.85%
Touchstone Core Bond (AnnuiChoice II ™)
	2012	6	13.64	84	4.89%	1.15%	4.07%
	2011	9	13.11	120	4.86%	1.15%	7.20%
	2010	9	12.23	115	3.62%	1.15%	6.34%
	2009	11	11.50	121	4.37%	1.15%	13.58%
	2008	18	10.12	178	5.96%	1.15%	(4.38)%
Touchstone Core Bond (AnnuiChoice ™)
	2012	17	15.89	273	3.76%	1.00%	4.22%
	2011	38	15.25	583	5.61%	1.00%	7.37%
	2010	28	14.20	391	4.04%	1.00%	6.50%
	2009	17	13.33	225	4.37%	1.00%	13.75%
	2008	23	11.72	272	4.15%	1.00%	(4.23)%
Touchstone Core Bond (GrandMaster flex3 ™)
	2012	13	14.51	192	4.56%	1.55%	3.64%
	2011	22	14.00	304	6.11%	1.55%	6.77%
	2010	13	13.11	167	2.74%	1.55%	5.91%
	2009	21	12.38	255	3.59%	1.55%	13.12%
	2008	42	10.95	463	4.46%	1.55%	(4.77)%
Touchstone Core Bond (Grandmaster ™)
	2012	29	14.04	406	3.93%	1.35%	3.85%
	2011	60	13.52	815	5.63%	1.35%	6.99%
	2010	45	12.64	572	3.77%	1.35%	6.12%
	2009	48	11.91	573	5.85%	1.35%	13.35%
	2008	2	10.51	23	1.62%	1.35%	(4.57)%
Touchstone Core Bond (IQ Annuity ™)
	2012	10	15.08	150	5.87%	1.45%	3.75%
	2011	10	14.54	152	4.56%	1.45%	6.88%
	2010	12	13.60	163	4.18%	1.45%	6.01%
	2009	13	12.83	164	5.38%	1.45%	13.23%
	2008	12	11.33	132	3.01%	1.45%	(4.67)%
Touchstone Core Bond (Pinnacle ™)
	2012	11	14.89	164	4.04%	1.35%	3.85%
	2011	22	14.34	314	5.83%	1.35%	6.99%
	2010	15	13.40	196	3.37%	1.35%	6.11%
	2009	18	12.63	229	1.29%	1.35%	13.36%
	2008	22	11.14	248	2.53%	1.35%	(4.58)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (Pinnacle IV ™)
	2012	97	$14.73	$1,433	5.06%	1.45%	3.75%
	2011	135	14.20	1,917	5.26%	1.45%	6.88%
	2010	115	13.28	1,534	3.75%	1.45%	5.98%
	2009	122	12.53	1,526	7.67%	1.45%	13.23%
	2008	114	11.07	1,259	4.19%	1.45%	(4.64)%
Touchstone Core Bond (Pinnacle Plus II Reduced M&E ™)*
	2012	1	14.92	10	11.82%	1.10%	3.25%
Touchstone Core Bond (Pinnacle Plus ™)
	2012	32	13.49	434	5.24%	1.67%	3.52%
	2011	45	13.03	590	4.82%	1.67%	6.64%
	2010	47	12.22	569	4.19%	1.67%	5.78%
	2009	44	11.55	506	4.55%	1.67%	12.98%
	2008	50	10.22	508	4.78%	1.67%	(4.88)%
Touchstone Core Bond (PinnacleV ™)
	2012	91	13.02	1,191	6.04%	1.55%	3.64%
	2011	90	12.56	1,137	5.48%	1.55%	6.77%
	2010	69	11.77	817	4.48%	1.55%	5.95%
	2009	44	11.11	486	8.97%	1.55%	13.13%
	2008	21	9.82	206	9.48%	1.55%	(4.77)%
Touchstone Enhanced ETF (AdvantEdge ™)
	2012	18	10.30	182	0.81%	1.60%	12.28%
	2011	18	9.17	166	0.89%	1.60%	(5.54)%
	2010	17	9.71	167	2.66%	1.60%	9.72%
	2009	12	8.85	106	4.25%	1.60%	20.22%
	2008	8	7.36	57	15.01%	1.60%	(26.41)%
Touchstone Enhanced ETF (AnnuiChoice II ™)
	2012	11	14.90	167	0.79%	1.15%	12.79%
	2011	12	13.21	160	0.87%	1.15%	(5.11)%
	2010	12	13.92	166	2.01%	1.15%	10.22%
	2009	11	12.63	136	4.89%	1.15%	26.30%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2012	37	12.62	467	0.82%	1.00%	12.96%
	2011	37	11.18	416	0.85%	1.00%	(4.96)%
	2010	39	11.76	460	0.85%	1.00%	10.39%
	2009	160	10.65	1,703	3.42%	1.00%	20.95%
	2008	144	8.81	1,270	6.64%	1.00%	(32.09)%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2012	67	12.07	812	0.75%	1.55%	12.33%
	2011	80	10.74	864	0.86%	1.55%	(5.49)%
	2010	82	11.37	934	1.80%	1.55%	9.77%
	2009	110	10.35	1,140	2.80%	1.55%	20.28%
	2008	139	8.61	1,193	6.20%	1.55%	(32.47)%
Touchstone Enhanced ETF (Grandmaster ™)
	2012	22	12.27	264	0.90%	1.35%	12.56%
	2011	18	10.90	192	0.85%	1.35%	(5.30)%
	2010	18	11.51	213	1.07%	1.35%	10.00%
	2009	66	10.46	694	2.70%	1.35%	20.52%
	2008	105	8.68	910	5.45%	1.35%	(32.33)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (IQ Annuity ™)
	2012	36	$12.17	$433	0.75%	1.45%	12.45%
	2011	43	10.82	460	0.83%	1.45%	(5.39)%
	2010	46	11.44	525	1.96%	1.45%	9.89%
	2009	50	10.41	522	2.38%	1.45%	20.40%
	2008	81	8.64	700	6.49%	1.45%	(32.40)%
Touchstone Enhanced ETF (Pinnacle ™)
	2012	54	12.27	663	0.80%	1.35%	12.56%
	2011	57	10.90	626	0.79%	1.35%	(5.30)%
	2010	69	11.51	791	1.52%	1.35%	10.02%
	2009	122	10.46	1,280	4.27%	1.35%	20.50%
	2008	176	8.68	1,524	5.62%	1.35%	(32.33)%
Touchstone Enhanced ETF (Pinnacle IV ™)
	2012	73	12.17	885	0.72%	1.45%	12.45%
	2011	95	10.82	1,032	0.74%	1.45%	(5.39)%
	2010	126	11.44	1,445	1.76%	1.45%	9.92%
	2009	186	10.41	1,932	5.22%	1.45%	20.43%
	2008	147	8.64	1,271	6.56%	1.45%	(32.43)%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2012	28	11.95	334	0.82%	1.67%	12.20%
	2011	28	10.65	296	0.72%	1.67%	(5.60)%
	2010	38	11.28	432	1.83%	1.67%	9.64%
	2009	47	10.29	481	3.57%	1.67%	20.13%
	2008	29	8.56	252	4.83%	1.67%	(32.55)%
Touchstone Enhanced ETF (Pinnacle V ™)
	2012	25	14.68	374	0.82%	1.55%	12.33%
	2011	26	13.07	338	0.81%	1.55%	(5.49)%
	2010	29	13.83	406	2.01%	1.55%	9.80%
	2009	30	12.60	376	6.97%	1.55%	26.00%
Touchstone GMAB Aggressive ETF (AnnuiChoice II ™)
	2012	15	15.21	229	1.85%	1.75%	10.61%
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
	2010	20	14.00	281	1.65%	1.75%	11.21%
	2009	20	12.59	256	3.34%	1.75%	25.90%
Touchstone GMAB Aggressive ETF (Pinnacle IV ™)
	2012	35	15.04	529	1.86%	2.05%	10.27%
	2011	37	13.64	506	1.33%	2.05%	(2.09)%
	2010	41	13.93	577	1.66%	2.05%	10.88%
	2009	42	12.56	524	3.04%	2.05%	25.60%
Touchstone GMAB Aggressive ETF (Pinnacle V ™)
	2012	37	14.98	550	1.91%	2.15%	10.16%
	2011	37	13.60	499	1.41%	2.15%	(2.19)%
	2010	37	13.91	511	1.66%	2.15%	10.80%
	2009	36	12.55	457	2.50%	2.15%	25.50%
Touchstone GMAB Conservative ETF (Pinnacle IV ™)
	2012	10	12.67	130	3.34%	2.05%	4.54%
	2011	11	12.12	134	1.87%	2.05%	1.32%
	2010	12	11.96	139	2.14%	2.05%	6.60%
	2009	15	11.22	167	1.18%	2.05%	12.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle V ™)
	2012	33	$12.62	$411	3.27%	2.15%	4.43%
	2011	35	12.08	420	1.92%	2.15%	1.22%
	2010	35	11.94	415	2.27%	2.15%	6.50%
	2009	35	11.21	390	3.39%	2.15%	12.10%
Touchstone GMAB Moderate ETF (Pinnacle IV ™)
	2012	200	13.99	2,792	1.98%	2.05%	7.68%
	2011	212	12.99	2,757	2.04%	2.05%	(0.24)%
	2010	216	13.02	2,810	2.24%	2.05%	8.96%
	2009	217	11.95	2,593	10.82%	2.05%	19.50%
Touchstone GMAB Moderate ETF(Pinnacle V ™)
	2012	149	13.93	2,073	2.02%	2.15%	7.57%
	2011	151	12.95	1,950	2.05%	2.15%	(0.35)%
	2010	151	13.00	1,957	2.32%	2.15%	8.87%
	2009	143	11.94	1,713	7.46%	2.15%	19.40%
Touchstone High Yield (AdvantEdge ™)
	2012	2	14.28	31	7.19%	1.60%	11.62%
	2011	2	12.79	29	15.28%	1.60%	4.39%
	2010	*-	12.25	5	132.36%	1.60%	10.85%
Touchstone High Yield (AnnuiChoice II ™)
	2012	1	15.00	21	10.01%	1.15%	12.14%
	2011	1	13.37	8	8.12%	1.15%	4.87%
	2010	1	12.75	10	9.71%	1.15%	11.36%
	2009	1	11.45	7	14.57%	1.15%	44.95%
Touchstone High Yield (AnnuiChoice ™)
	2012	10	21.27	216	6.37%	1.00%	12.31%
	2011	14	18.94	257	8.99%	1.00%	5.03%
	2010	14	18.03	255	11.45%	1.00%	11.53%
	2009	6	16.17	104	5.46%	1.00%	45.17%
	2008	8	11.14	88	2.47%	1.00%	(24.94)%
Touchstone High Yield (GrandMaster flex3 ™)
	2012	10	19.67	199	6.98%	1.55%	11.68%
	2011	11	17.61	199	6.48%	1.55%	4.45%
	2010	21	16.86	351	7.32%	1.55%	10.91%
	2009	30	15.20	454	6.13%	1.55%	44.37%
	2008	37	10.53	392	5.92%	1.55%	(25.36)%
Touchstone High Yield (Grandmaster ™)
	2012	7	16.36	122	6.40%	1.35%	11.91%
	2011	10	14.62	144	9.50%	1.35%	4.66%
	2010	9	13.97	127	10.22%	1.35%	11.13%
	2009	7	12.57	84	5.48%	1.35%	44.66%
	2008	21	8.69	182	6.37%	1.35%	(25.21)%
Touchstone High Yield (IQ Annuity ™)
	2012	11	20.63	234	6.36%	1.45%	11.79%
	2011	15	18.46	280	8.94%	1.45%	4.55%
	2010	16	17.65	281	8.37%	1.45%	11.02%
	2009	23	15.90	370	7.36%	1.45%	44.51%
	2008	16	11.00	175	5.66%	1.45%	(25.29)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Pinnacle ™)
	2012	32	$19.75	$627	5.86%	1.35%	11.91%
	2011	50	17.65	882	7.26%	1.35%	4.66%
	2010	77	16.86	1,296	7.10%	1.35%	11.11%
	2009	104	15.17	1,575	4.86%	1.35%	44.62%
	2008	114	10.49	1,197	5.45%	1.35%	(25.21)%
Touchstone High Yield (Pinnacle IV ™)
	2012	107	19.54	2,085	6.53%	1.45%	11.79%
	2011	134	17.48	2,340	8.60%	1.45%	4.55%
	2010	152	16.72	2,540	8.98%	1.45%	11.04%
	2009	170	15.06	2,562	2.83%	1.45%	44.54%
	2008	160	10.42	1,668	6.22%	1.45%	(25.28)%
Touchstone High Yield (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	19.80	5	13.94%	1.10%	8.50%
Touchstone High Yield (Pinnacle Plus ™)
	2012	28	16.99	483	7.37%	1.67%	11.54%
	2011	28	15.23	432	7.52%	1.67%	4.32%
	2010	41	14.60	598	8.17%	1.67%	10.77%
	2009	67	13.18	888	8.12%	1.67%	44.19%
	2008	63	9.14	573	6.38%	1.67%	(25.45)%
Touchstone High Yield (PinnacleV ™)
	2012	42	13.48	563	7.62%	1.55%	11.68%
	2011	39	12.07	468	11.94%	1.55%	4.45%
	2010	20	11.56	234	11.28%	1.55%	10.92%
	2009	13	10.42	131	0.25%	1.55%	44.35%
	2008	8	7.22	56	8.75%	1.55%	(25.35)%
Touchstone Large Cap Core Equity (AdvantEdge ™)
	2012	7	10.47	78	1.86%	1.60%	10.27%
	2011	6	9.49	56	2.44%	1.60%	1.38%
	2010	3	9.37	25	2.06%	1.60%	10.41%
	2009	2	8.48	19	2.62%	1.60%	22.08%
	2008	1	6.95	8	3.02%	1.60%	(30.52)%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2012	6	11.22	63	1.82%	1.15%	10.78%
	2011	5	10.13	48	2.43%	1.15%	1.84%
	2010	2	9.95	21	2.52%	1.15%	10.91%
	2009	1	8.97	13	1.70%	1.15%	22.64%
	2008	3	7.31	21	1.52%	1.15%	(35.95)%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2012	3	12.82	41	1.36%	1.00%	10.95%
	2011	5	11.55	55	1.02%	1.00%	1.99%
	2010	12	11.33	134	1.60%	1.00%	11.08%
	2009	13	10.20	134	1.13%	1.00%	22.82%
	2008	20	8.30	165	2.09%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2012	5	13.25	61	1.56%	1.55%	10.33%
	2011	5	12.01	64	1.04%	1.55%	1.43%
	2010	13	11.84	152	1.48%	1.55%	10.46%
	2009	19	10.72	202	1.33%	1.55%	22.14%
	2008	21	8.78	185	2.08%	1.55%	(36.21)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster ™)
	2012	14	$12.78	$183	0.83%	1.35%	10.55%
	2011	45	11.56	524	1.39%	1.35%	1.63%
	2010	70	11.38	797	1.94%	1.35%	10.69%
	2009	72	10.28	737	1.93%	1.35%	22.39%
	2008	4	8.40	32	1.53%	1.35%	(36.08)%
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2012	24	12.59	308	1.48%	1.45%	10.44%
	2011	31	11.40	358	1.72%	1.45%	1.53%
	2010	33	11.23	374	1.80%	1.45%	10.57%
	2009	37	10.16	377	1.24%	1.45%	22.27%
	2008	47	8.31	388	2.05%	1.45%	(36.14)%
Touchstone Large Cap Core Equity (Pinnacle ™)
	2012	111	13.32	1,474	1.55%	1.35%	10.55%
	2011	130	12.05	1,562	1.47%	1.35%	1.63%
	2010	184	11.86	2,177	1.83%	1.35%	10.70%
	2009	200	10.71	2,147	0.35%	1.35%	22.35%
	2008	216	8.75	1,892	2.19%	1.35%	(36.11)%
Touchstone Large Cap Core Equity (Pinnacle IV ™)
	2012	74	13.18	975	1.48%	1.45%	10.44%
	2011	106	11.94	1,268	1.34%	1.45%	1.53%
	2010	175	11.76	2,054	1.54%	1.45%	10.62%
	2009	243	10.63	2,581	0.81%	1.45%	22.25%
	2008	268	8.70	2,327	2.04%	1.45%	(36.11)%
Touchstone Large Cap Core Equity (Pinnacle Plus II Reduced M&E ™)*
	2012	3	13.35	38	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2012	24	13.55	320	1.59%	1.67%	10.19%
	2011	26	12.30	322	1.37%	1.67%	1.30%
	2010	42	12.14	505	2.11%	1.67%	10.33%
	2009	34	11.00	375	1.26%	1.67%	21.99%
	2008	47	9.02	421	2.17%	1.67%	(36.29)%
Touchstone Large Cap Core Equity (PinnacleV ™)
	2012	45	9.12	412	1.26%	1.55%	10.33%
	2011	76	8.27	630	1.52%	1.55%	1.43%
	2010	102	8.15	830	2.10%	1.55%	10.42%
	2009	82	7.38	605	0.61%	1.55%	22.12%
	2008	72	6.04	438	2.38%	1.55%	(36.24)%
Touchstone Mid Cap Growth (AdvantEdge ™)
	2012	4	10.83	43	0.00%	1.60%	18.01%
	2011	1	9.18	8	0.18%	1.60%	(12.74)%
	2010	2	10.52	22	0.11%	1.60%	19.68%
	2009	5	8.79	44	0.18%	1.60%	36.77%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2012	10	12.53	124	0.00%	1.15%	18.55%
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
	2010	5	12.05	57	0.23%	1.15%	20.23%
	2009	5	10.03	48	0.10%	1.15%	37.39%
	2008	5	7.30	34	6.96%	1.15%	(40.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2012	5	$20.02	$104	0.00%	1.00%	18.73%
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
	2010	8	19.21	157	0.18%	1.00%	20.41%
	2009	13	15.95	210	0.10%	1.00%	37.60%
	2008	15	11.59	168	3.80%	1.00%	(40.31)%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2012	12	19.07	226	0.00%	1.55%	18.07%
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
	2010	17	18.50	309	0.23%	1.55%	19.74%
	2009	18	15.45	277	0.10%	1.55%	36.84%
	2008	19	11.29	215	3.42%	1.55%	(40.64)%
Touchstone Mid Cap Growth (Grandmaster ™)
	2012	7	16.01	104	0.00%	1.35%	18.31%
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
	2010	15	15.47	239	0.24%	1.35%	19.99%
	2009	15	12.89	191	0.11%	1.35%	37.11%
	2008	15	9.40	146	4.15%	1.35%	(40.52)%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2012	12	20.38	253	0.00%	1.45%	18.19%
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
	2010	14	19.73	274	0.23%	1.45%	19.86%
	2009	14	16.46	229	0.10%	1.45%	36.97%
	2008	17	12.02	208	3.30%	1.45%	(40.58)%
Touchstone Mid Cap Growth (Pinnacle ™)
	2012	17	18.37	303	0.00%	1.35%	18.31%
	2011	18	15.53	279	0.29%	1.35%	(12.52)%
	2010	23	17.75	415	0.21%	1.35%	20.00%
	2009	31	14.79	452	0.06%	1.35%	37.10%
	2008	40	10.79	427	3.11%	1.35%	(40.51)%
Touchstone Mid Cap Growth (Pinnacle IV ™)
	2012	53	18.17	962	0.00%	1.45%	18.19%
	2011	76	15.37	1,164	0.26%	1.45%	(12.61)%
	2010	114	17.59	2,012	0.21%	1.45%	19.85%
	2009	148	14.68	2,175	0.11%	1.45%	37.00%
	2008	179	10.72	1,919	3.77%	1.45%	(40.55)%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E ™)
	2012	3	11.26	37	0.00%	1.15%	18.55%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2012	96	18.51	1,774	0.00%	1.67%	17.92%
	2011	42	15.69	656	0.22%	1.67%	(12.81)%
	2010	81	18.00	1,467	0.25%	1.67%	19.60%
	2009	45	15.05	674	0.10%	1.67%	36.67%
	2008	48	11.01	529	3.81%	1.67%	(40.71)%
Touchstone Mid Cap Growth (PinnacleV ™)
	2012	17	10.21	171	0.00%	1.55%	18.07%
	2011	27	8.65	231	0.29%	1.55%	(12.70)%
	2010	34	9.90	335	0.25%	1.55%	19.71%
	2009	28	8.27	235	0.04%	1.55%	36.83%
	2008	22	6.04	135	5.95%	1.55%	(40.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AdvantEdge ™)
	2012	86	$11.22	$969	2.20%	1.60%	8.18%
	2011	74	10.37	763	2.09%	1.60%	0.21%
	2010	72	10.35	741	3.30%	1.60%	9.48%
	2009	10	9.45	96	4.41%	1.60%	15.57%
	2008	4	8.18	34	4.50%	1.60%	(18.19)%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2012	73	11.26	821	1.97%	1.15%	8.67%
	2011	79	10.36	815	2.15%	1.15%	0.67%
	2010	72	10.29	742	2.28%	1.15%	9.98%
	2009	66	9.36	615	5.42%	1.15%	16.10%
Touchstone Moderate ETF (AnnuiChoice ™)
	2012	29	13.39	392	1.72%	1.00%	8.84%
	2011	41	12.30	501	1.97%	1.00%	0.82%
	2010	45	12.20	545	2.26%	1.00%	10.14%
	2009	48	11.08	534	3.71%	1.00%	16.27%
	2008	28	9.53	271	1.93%	1.00%	(21.14)%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2012	78	12.79	999	1.74%	1.55%	8.23%
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
	2010	100	11.79	1,182	1.74%	1.55%	9.53%
	2009	170	10.76	1,833	3.32%	1.55%	15.63%
	2008	159	9.31	1,481	1.64%	1.55%	(21.58)%
Touchstone Moderate ETF (Grandmaster ™)
	2012	11	13.01	145	2.05%	1.35%	8.45%
	2011	11	11.99	133	1.96%	1.35%	0.47%
	2010	12	11.94	146	1.91%	1.35%	9.75%
	2009	15	10.88	168	3.31%	1.35%	15.86%
	2008	17	9.39	160	1.45%	1.35%	(21.42)%
Touchstone Moderate ETF (IQ Annuity ™)
	2012	116	12.90	1,493	1.90%	1.45%	8.34%
	2011	134	11.91	1,592	1.68%	1.45%	0.37%
	2010	194	11.86	2,298	2.10%	1.45%	9.64%
	2009	225	10.82	2,433	2.60%	1.45%	15.74%
	2008	351	9.35	3,284	2.15%	1.45%	(21.50)%
Touchstone Moderate ETF (Pinnacle ™)
	2012	46	13.01	601	1.92%	1.35%	8.45%
	2011	52	11.99	626	1.97%	1.35%	0.47%
	2010	57	11.94	681	2.04%	1.35%	9.78%
	2009	62	10.88	679	1.50%	1.35%	15.90%
	2008	72	9.39	672	1.35%	1.35%	(21.40)%
Touchstone Moderate ETF (Pinnacle IV ™)
	2012	317	12.90	4,095	1.79%	1.45%	8.34%
	2011	413	11.91	4,913	1.88%	1.45%	0.37%
	2010	493	11.86	5,844	2.29%	1.45%	9.61%
	2009	465	10.82	5,032	4.45%	1.45%	15.74%
	2008	347	9.35	3,240	1.77%	1.45%	(21.49)%
Touchstone Moderate ETF (Pinnacle Plus II Reduced M&E ™)*
	2012	1	13.04	13	3.92%	1.10%	3.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus ™)
	2012	162	$12.67	$2,058	2.02%	1.67%	8.10%
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
	2010	217	11.70	2,541	2.15%	1.67%	9.40%
	2009	254	10.70	2,713	3.96%	1.67%	15.49%
	2008	116	9.26	1,078	1.89%	1.67%	(21.68)%
Touchstone Moderate ETF (Pinnacle V ™)
	2012	153	11.05	1,687	1.98%	1.55%	8.23%
	2011	163	10.21	1,661	1.96%	1.55%	0.26%
	2010	179	10.18	1,823	2.38%	1.55%	9.51%
	2009	149	9.30	1,387	3.95%	1.55%	15.67%
	2008	2	8.04	20	2.72%	1.55%	(19.60)%
Touchstone Money Market (AdvantEdge ™)
	2012	82	9.58	787	0.01%	1.60%	(1.60)%
	2011	24	9.73	229	0.03%	1.60%	(1.58)%
	2010	12	9.89	122	0.08%	1.60%	(1.42)%
	2009	20	10.03	203	0.48%	1.60%	(0.73)%
Touchstone Money Market (AnnuiChoice II ™)
	2012	33	9.64	319	0.01%	1.15%	(1.15)%
	2011	32	9.75	310	0.01%	1.15%	(1.13)%
	2010	32	9.86	314	0.17%	1.15%	(0.97)%
	2009	31	9.96	311	0.51%	1.15%	(0.42)%
Touchstone Money Market (AnnuiChoice ™)
	2012	47	11.09	522	0.01%	1.00%	(0.99)%
	2011	86	11.21	962	0.01%	1.00%	(0.98)%
	2010	74	11.32	839	0.18%	1.00%	(0.82)%
	2009	110	11.41	1,258	0.62%	1.00%	(0.12)%
	2008	13	11.42	152	2.94%	1.00%	1.96%
Touchstone Money Market (GrandMaster flex3™)
	2012	43	10.37	450	0.01%	1.55%	(1.55)%
	2011	56	10.53	589	0.02%	1.55%	(1.53)%
	2010	84	10.70	900	0.12%	1.55%	(1.37)%
	2009	171	10.84	1,860	0.53%	1.55%	(0.68)%
Touchstone Money Market (Grandmaster ™)
	2012	217	10.60	2,301	0.01%	1.35%	(1.35)%
	2011	312	10.74	3,348	0.02%	1.35%	(1.33)%
	2010	288	10.89	3,137	0.14%	1.35%	(1.17)%
	2009	476	11.02	5,243	0.97%	1.35%	(0.48)%
	2008	701	11.07	7,761	2.91%	1.35%	1.60%
Touchstone Money Market (IQ3 ™)
	2012	136	10.59	1,443	0.01%	1.45%	(1.45)%
	2011	149	10.74	1,605	0.02%	1.45%	(1.43)%
	2010	220	10.90	2,397	0.11%	1.45%	(1.27)%
	2009	289	11.04	3,195	0.61%	1.45%	(0.58)%
Touchstone Money Market (Pinnacle ™)
	2012	218	10.60	2,312	0.01%	1.35%	(1.35)%
	2011	285	10.74	3,061	0.01%	1.35%	(1.33)%
	2010	338	10.89	3,679	0.14%	1.35%	(1.13)%
	2009	605	11.01	6,665	0.88%	1.35%	(0.52)%
	2008	809	11.07	8,954	2.93%	1.35%	1.62%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle IV ™)
	2012	407	$10.48	$4,271	0.01%	1.45%	(1.45)%
	2011	412	10.64	4,386	0.01%	1.45%	(1.43)%
	2010	568	10.79	6,125	0.17%	1.45%	(1.28)%
	2009	754	10.93	8,236	0.48%	1.45%	(0.58)%
	2008	10	10.99	106	2.99%	1.45%	1.46%
Touchstone Money Market (Pinnacle Plus II Reduced M&E ™)*
	2012	3	10.62	28	0.01%	1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus Reduced M&E ™)
	2012	*-	9.75	2	0.00%	1.15%	(1.15)%
Touchstone Money Market (Pinnacle Plus ™)
	2012	97	9.45	914	0.01%	1.67%	(1.67)%
	2011	112	9.61	1,075	0.01%	1.67%	(1.65)%
	2010	129	9.77	1,263	0.19%	1.67%	(1.49)%
	2009	132	9.92	1,314	0.55%	1.67%	(0.78)%
Touchstone Money Market (Pinnacle V ™)
	2012	128	9.50	1,213	0.01%	1.55%	(1.55)%
	2011	75	9.64	722	0.01%	1.55%	(1.53)%
	2010	109	9.79	1,065	0.15%	1.55%	(1.41)%
	2009	277	9.93	2,752	0.70%	1.55%	(0.70)%
Touchstone Third Avenue Value (AdvantEdge ™)
	2012	32	9.66	306	0.00%	1.60%	18.77%
	2011	34	8.13	273	2.20%	1.60%	(16.67)%
	2010	37	9.76	365	6.93%	1.60%	18.28%
	2009	30	8.25	249	2.97%	1.60%	29.29%
	2008	15	6.38	95	4.44%	1.60%	(36.17)%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2012	33	9.96	325	0.00%	1.15%	19.32%
	2011	44	8.35	368	2.14%	1.15%	(16.28)%
	2010	51	9.97	512	5.31%	1.15%	18.82%
	2009	71	8.39	593	2.10%	1.15%	29.88%
	2008	79	6.46	510	2.05%	1.15%	(39.21)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2012	24	17.14	412	0.00%	1.00%	19.50%
	2011	36	14.34	518	1.93%	1.00%	(16.16)%
	2010	53	17.11	903	4.71%	1.00%	19.00%
	2009	90	14.38	1,295	1.97%	1.00%	30.07%
	2008	111	11.05	1,227	1.76%	1.00%	(39.12)%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2012	42	16.40	691	0.00%	1.55%	18.84%
	2011	59	13.80	809	2.12%	1.55%	(16.62)%
	2010	70	16.55	1,154	5.93%	1.55%	18.34%
	2009	90	13.99	1,261	2.02%	1.55%	29.35%
	2008	118	10.81	1,272	1.74%	1.55%	(39.46)%
Touchstone Third Avenue Value (Grandmaster ™)
	2012	56	14.47	808	0.00%	1.35%	19.08%
	2011	80	12.15	974	1.57%	1.35%	(16.45)%
	2010	152	14.54	2,204	6.05%	1.35%	18.58%
	2009	186	12.27	2,285	2.02%	1.35%	29.61%
	2008	243	9.46	2,304	1.83%	1.35%	(39.34)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (IQ Annuity ™)
	2012	86	$16.16	$1,390	0.00%	1.45%	18.96%
	2011	102	13.58	1,383	2.07%	1.45%	(16.54)%
	2010	126	16.27	2,046	6.42%	1.45%	18.46%
	2009	148	13.74	2,029	2.05%	1.45%	29.48%
	2008	172	10.61	1,826	1.74%	1.45%	(39.40)%
Touchstone Third Avenue Value (Pinnacle ™)
	2012	57	49.70	2,833	0.00%	1.35%	19.08%
	2011	68	41.74	2,846	1.93%	1.35%	(16.45)%
	2010	95	49.96	4,731	6.03%	1.35%	18.58%
	2009	114	42.13	4,782	1.19%	1.35%	29.61%
	2008	133	32.51	4,310	1.54%	1.35%	(39.33)%
Touchstone Third Avenue Value (Pinnacle IV ™)
	2012	218	16.80	3,669	0.00%	1.45%	18.96%
	2011	279	14.13	3,947	1.66%	1.45%	(16.54)%
	2010	487	16.92	8,238	5.94%	1.45%	18.43%
	2009	588	14.29	8,407	3.05%	1.45%	29.51%
	2008	707	11.03	7,796	1.74%	1.45%	(39.42)%
Touchstone Third Avenue Value (Pinnacle Plus II Reduced M&E ™)*
	2012	1	49.81	63	0.00%	1.10%	4.25%
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2012	52	17.18	886	0.00%	1.67%	18.69%
	2011	59	14.48	850	1.70%	1.67%	(16.72)%
	2010	99	17.38	1,713	5.89%	1.67%	18.20%
	2009	124	14.71	1,821	2.09%	1.67%	29.19%
	2008	147	11.38	1,668	1.73%	1.67%	(39.53)%
Touchstone Third Avenue Value (Pinnacle V ™)
	2012	114	8.25	939	0.00%	1.55%	18.84%
	2011	162	6.94	1,122	1.95%	1.55%	(16.62)%
	2010	220	8.32	1,835	6.99%	1.55%	18.28%
	2009	174	7.03	1,227	2.84%	1.55%	29.27%
	2008	149	5.44	808	3.26%	1.55%	(39.44)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)
	2012	96	11.53	1,106	6.71%	1.35%	13.51%
	2011	107	10.16	1,087	1.76%	1.35%	(4.91)%
	2010	134	10.68	1,431	2.79%	1.35%	6.80%
Fidelity VIP Overseas (Pinnacle ™)
	2012	17	7.96	139	2.38%	1.35%	19.10%
	2011	17	6.68	117	1.49%	1.35%	(18.28)%
	2010	23	8.18	190	1.52%	1.35%	11.61%
	2009	26	7.33	189	1.09%	1.35%	24.84%
	2008	30	5.87	177	4.73%	1.35%	(44.58)%
Fidelity VIP Overseas (Pinnacle IV ™)
	2012	25	7.91	202	2.18%	1.45%	18.98%
	2011	31	6.65	204	1.47%	1.45%	(18.36)%
	2010	41	8.15	337	1.19%	1.45%	11.51%
	2009	107	7.31	785	5.27%	1.45%	24.72%
	2008	131	5.86	766	4.68%	1.45%	(44.64)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class(continued):
Fidelity VIP Equity-Income (Grandmaster ™)
	2012	138	$58.26	$8,049	9.45%	1.35%	15.72%
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
	2010	188	50.54	9,511	1.75%	1.35%	13.60%
	2009	221	44.49	9,848	2.26%	1.35%	28.45%
	2008	267	34.64	9,253	2.17%	1.35%	(43.43)%
Fidelity VIP Equity-Income (Pinnacle ™)
	2012	77	16.51	1,281	9.26%	1.35%	15.72%
	2011	100	14.27	1,425	2.43%	1.35%	(0.39)%
	2010	115	14.33	1,647	1.73%	1.35%	13.63%
	2009	141	12.61	1,782	1.14%	1.35%	28.45%
	2008	181	9.82	1,778	2.17%	1.35%	(43.42)%
Fidelity VIP Equity-Income (Pinnacle Plus II Reduced M&E ™)*
	2012	1	16.55	11	13.67%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster ™)
	2012	65	67.33	4,394	0.59%	1.35%	13.13%
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
	2010	87	60.21	5,257	0.61%	1.35%	22.50%
	2009	101	49.15	4,963	0.53%	1.35%	26.56%
	2008	118	38.84	4,580	0.73%	1.35%	(47.88)%
Fidelity VIP High Income (Grandmaster ™)
	2012	139	24.19	3,351	5.51%	1.35%	12.68%
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
	2010	170	20.92	3,551	7.44%	1.35%	12.29%
	2009	205	18.63	3,813	8.14%	1.35%	42.02%
	2008	198	13.12	2,592	7.29%	1.35%	(26.00)%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2012	92	41.35	3,816	2.16%	1.35%	10.96%
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
	2010	125	38.76	4,860	2.13%	1.35%	12.72%
	2009	145	34.39	4,977	2.52%	1.35%	27.37%
	2008	159	27.00	4,282	8.63%	1.35%	(29.68)%
Fidelity VIP II Contrafund (Grandmaster ™)
	2012	227	45.12	10,243	1.26%	1.35%	14.84%
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%
	2010	337	40.85	13,750	1.27%	1.35%	15.64%
	2009	363	35.33	12,822	1.41%	1.35%	33.88%
	2008	424	26.39	11,184	1.00%	1.35%	(43.29)%
Fidelity VIP II Contrafund (Pinnacle ™)
	2012	238	22.92	5,466	1.32%	1.35%	14.84%
	2011	283	19.96	5,640	0.96%	1.35%	(3.84)%
	2010	334	20.75	6,926	1.26%	1.35%	15.62%
	2009	336	17.95	6,027	1.05%	1.35%	33.90%
	2008	378	13.41	5,070	0.96%	1.35%	(43.27)%
Fidelity VIP II Contrafund (Pinnacle Plus II Reduced M&E ™)*
	2012	1	22.97	30	2.65%	1.10%	4.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class(continued):
Fidelity VIP II Index 500 (Grandmaster ™)
	2012	99	$35.13	$3,488	3.40%	1.35%	14.34%
	2011	113	30.72	3,458	4.34%	1.35%	0.67%
	2010	122	30.52	3,737	2.01%	1.35%	13.47%
	2009	143	26.89	3,834	2.53%	1.35%	24.90%
	2008	167	21.53	3,592	1.95%	1.35%	(37.85)%
Fidelity VIP II Index 500 (IQ3 ™)
	2012	1	35.13	19	4.42%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle ™)
	2012	225	10.00	2,257	3.41%	1.35%	14.34%
	2011	253	8.75	2,217	4.30%	1.35%	0.67%
	2010	293	8.69	2,545	1.98%	1.35%	13.49%
	2009	349	7.66	2,672	1.98%	1.35%	24.95%
	2008	412	6.13	2,527	2.05%	1.35%	(37.86)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2012	6	9.94	64	3.41%	1.45%	14.23%
	2011	7	8.70	64	4.44%	1.45%	0.56%
	2010	22	8.66	188	2.09%	1.45%	13.41%
	2009	23	7.64	175	0.79%	1.45%	24.84%
	2008	29	6.12	180	2.14%	1.45%	(37.92)%
Fidelity VIP II Index 500 (Pinnacle Plus II Reduced M&E ™)*
	2012	2	10.02	18	4.42%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle ™)
	2012	84	13.03	1,089	4.72%	1.35%	4.46%
	2011	100	12.47	1,242	5.89%	1.35%	5.89%
	2010	101	11.78	1,192	3.92%	1.35%	6.38%
	2009	145	11.07	1,602	5.06%	1.35%	14.13%
	2008	210	9.70	2,040	4.76%	1.35%	(4.55)%
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)
	2012	130	12.95	1,682	4.91%	1.45%	4.36%
	2011	142	12.41	1,762	5.53%	1.45%	5.78%
	2010	194	11.73	2,275	4.48%	1.45%	6.22%
	2009	222	11.04	2,450	8.36%	1.45%	14.02%
	2008	254	9.68	2,457	4.44%	1.45%	(4.68)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	13.06	5	8.52%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2012	3	13.29	41	6.38%	1.00%	4.83%
	2011	6	12.68	82	5.41%	1.00%	6.26%
	2010	8	11.93	95	3.77%	1.00%	6.73%
	2009	14	11.18	151	9.07%	1.00%	14.57%
	2008	15	9.76	144	4.86%	1.00%	(4.22)%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2012	5	12.88	58	4.61%	1.55%	4.25%
	2011	6	12.35	71	3.97%	1.55%	5.68%
	2010	17	11.69	201	4.37%	1.55%	6.14%
	2009	20	11.01	218	8.87%	1.55%	13.93%
	2008	23	9.67	219	4.65%	1.55%	(4.75)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class(continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2012	40	$34.75	$1,405	4.68%	1.35%	4.46%
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
	2010	59	31.41	1,856	4.52%	1.35%	6.35%
	2009	63	29.54	1,862	9.22%	1.35%	14.16%
	2008	76	25.87	1,967	4.40%	1.35%	(4.56)%
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2012	10	12.95	130	4.70%	1.45%	4.36%
	2011	12	12.41	143	5.92%	1.45%	5.78%
	2010	12	11.73	138	4.50%	1.45%	6.24%
	2009	13	11.04	143	9.03%	1.45%	14.05%
	2008	14	9.68	136	4.28%	1.45%	(4.66)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2012	15	12.79	193	4.93%	1.67%	4.12%
	2011	16	12.28	197	5.62%	1.67%	5.55%
	2010	20	11.64	227	4.43%	1.67%	6.01%
	2009	22	10.98	246	9.13%	1.67%	13.79%
	2008	31	9.65	297	4.35%	1.67%	(4.87)%
Fidelity VIP III Balanced (Grandmaster ™)
	2012	89	18.78	1,677	6.70%	1.35%	13.51%
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
	2010	116	17.40	2,011	2.43%	1.35%	16.48%
	2009	69	14.94	1,027	2.12%	1.35%	36.73%
	2008	83	10.92	903	2.70%	1.35%	(34.85)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2012	*-	8.12	1	2.41%	1.00%	19.53%
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
	2010	1	8.29	4	1.02%	1.00%	11.99%
	2009	2	7.40	15	1.14%	1.00%	25.27%
	2008	20	5.91	116	4.36%	1.00%	(44.37)%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2012	5	7.87	40	2.36%	1.55%	18.86%
	2011	5	6.62	35	0.93%	1.55%	(18.45)%
	2010	13	8.12	105	1.57%	1.55%	11.36%
	2009	15	7.29	109	2.47%	1.55%	24.57%
	2008	16	5.85	94	4.08%	1.55%	(44.68)%
Fidelity VIP Overseas (Grandmaster ™)
	2012	55	31.25	1,733	2.26%	1.35%	19.10%
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
	2010	70	32.10	2,258	1.58%	1.35%	11.59%
	2009	78	28.77	2,242	2.47%	1.35%	24.82%
	2008	94	23.05	2,159	4.95%	1.35%	(44.57)%
Fidelity VIP Overseas (IQ Annuity ™)
	2012	2	7.91	15	2.10%	1.45%	18.98%
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
	2010	3	8.15	20	1.57%	1.45%	11.48%
	2009	3	7.31	21	1.93%	1.45%	24.70%
	2008	8	5.86	49	4.28%	1.45%	(44.62)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class(continued):
Fidelity VIP Overseas (Pinnacle Plus ™)
	2012	9	$7.81	$71	2.09%	1.67%	18.72%
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
	2010	15	8.08	120	1.40%	1.67%	11.23%
	2009	20	7.27	146	2.40%	1.67%	24.42%
	2008	26	5.84	152	4.89%	1.67%	(44.75)%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)
	2012	42	9.88	415	0.45%	1.35%	12.99%
	2011	59	8.74	515	0.60%	1.35%	(1.21)%
	2010	76	8.85	675	0.49%	1.35%	22.41%
	2009	89	7.23	645	0.38%	1.35%	26.42%
	2008	137	5.72	781	0.65%	1.35%	(47.94)%
Fidelity VIP III Mid Cap (Grandmaster ™)
	2012	36	37.40	1,348	7.88%	1.35%	13.19%
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
	2010	50	37.51	1,861	0.57%	1.35%	26.97%
	2009	62	29.54	1,846	1.10%	1.35%	38.13%
	2008	85	21.39	1,824	4.99%	1.35%	(40.33)%
Fidelity VIP III Mid Cap (Pinnacle ™)
	2012	68	38.40	2,599	7.81%	1.35%	13.19%
	2011	88	33.92	2,985	0.30%	1.35%	(11.92)%
	2010	107	38.51	4,133	0.57%	1.35%	26.96%
	2009	127	30.33	3,839	0.87%	1.35%	38.12%
	2008	161	21.96	3,540	5.36%	1.35%	(40.33)%
Fidelity VIP III Mid Cap (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	38.48	5	16.73%	1.10%	1.30%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 ™)
	2012	21	13.74	293	1.98%	1.45%	10.60%
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
	2010	22	12.98	290	1.90%	1.45%	12.31%
	2009	24	11.55	281	2.21%	1.45%	26.90%
	2008	29	9.10	264	7.30%	1.45%	(29.94)%
Fidelity VIP Asset Manager (AdvantEdge ™)
	2012	7	10.88	75	2.17%	1.60%	10.43%
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
	2010	7	10.30	68	2.02%	1.60%	12.14%
	2009	7	9.18	62	2.86%	1.60%	26.70%
	2008	4	7.25	26	6.64%	1.60%	(27.52)%
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2012	13	12.78	160	2.40%	1.15%	10.94%
	2011	9	11.52	109	1.91%	1.15%	(3.93)%
	2010	13	11.99	158	1.99%	1.15%	12.65%
	2009	13	10.65	142	3.82%	1.15%	27.28%
	2008	6	8.36	54	5.47%	1.15%	(29.73)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2012	6	$14.93	$87	1.91%	1.00%	11.11%
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
	2010	8	13.97	106	1.69%	1.00%	12.82%
	2009	11	12.38	141	2.52%	1.00%	27.47%
	2008	11	9.71	109	8.14%	1.00%	(29.62)%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2012	2	13.32	21	1.67%	1.55%	10.49%
	2011	2	12.05	29	1.63%	1.55%	(4.32)%
	2010	4	12.60	56	2.01%	1.55%	12.20%
	2009	5	11.23	51	2.30%	1.55%	26.77%
	2008	5	8.86	46	7.73%	1.55%	(30.01)%
Fidelity VIP Asset Manager (Pinnacle ™)
	2012	*-	13.55	1	1.98%	1.35%	10.71%
	2011	*-	12.24	1	2.00%	1.35%	(4.12)%
	2010	*-	12.77	2	0.28%	1.35%	12.44%
Fidelity VIP Asset Manager (Pinnacle IV ™)
	2012	17	13.44	223	2.05%	1.45%	10.60%
	2011	18	12.15	220	2.04%	1.45%	(4.22)%
	2010	23	12.68	286	2.09%	1.45%	12.29%
	2009	22	11.29	252	2.57%	1.45%	26.87%
	2008	28	8.90	253	7.83%	1.45%	(29.93)%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2012	7	13.78	99	2.08%	1.67%	10.35%
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
	2010	13	13.07	168	2.01%	1.67%	12.06%
	2009	13	11.66	152	2.34%	1.67%	26.61%
	2008	17	9.21	159	8.11%	1.67%	(30.10)%
Fidelity VIP Asset Manager (Pinnacle V ™)
	2012	14	11.24	163	2.15%	1.55%	10.49%
	2011	13	10.18	137	2.06%	1.55%	(4.32)%
	2010	16	10.63	173	2.39%	1.55%	12.15%
	2009	6	9.48	54	0.60%	1.55%	26.79%
	2008	4	7.48	29	8.11%	1.55%	(29.98)%
Fidelity VIP Balanced (AdvantEdge ™)
	2012	33	11.55	380	6.58%	1.60%	12.98%
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
	2010	15	10.80	159	2.24%	1.60%	15.88%
	2009	3	9.32	26	2.36%	1.60%	36.11%
	2008	2	6.85	11	2.72%	1.60%	(31.52)%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2012	13	12.71	170	6.47%	1.15%	13.49%
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
	2010	11	11.78	134	2.32%	1.15%	16.40%
	2009	7	10.12	69	2.86%	1.15%	36.73%
	2008	2	7.40	16	2.98%	1.15%	(34.91)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Balanced (AnnuiChoice ™)
	2012	16	$15.47	$253	6.71%	1.00%	13.67%
	2011	18	13.61	249	1.77%	1.00%	(4.78)%
	2010	19	14.30	277	2.02%	1.00%	16.58%
	2009	17	12.26	208	2.16%	1.00%	36.94%
	2008	16	8.95	148	2.41%	1.00%	(34.81)%
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2012	14	15.45	213	6.74%	1.55%	13.03%
	2011	25	13.67	343	1.76%	1.55%	(5.31)%
	2010	26	14.44	371	1.98%	1.55%	15.93%
	2009	24	12.46	296	2.04%	1.55%	36.18%
	2008	27	9.15	246	2.40%	1.55%	(35.17)%
Fidelity VIP Balanced (Grandmaster ™)
	2012	29	14.27	413	6.70%	1.35%	13.26%
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
	2010	39	13.28	519	2.65%	1.35%	16.17%
	2009	21	11.43	241	2.04%	1.35%	36.46%
	2008	20	8.38	167	2.82%	1.35%	(35.04)%
Fidelity VIP Balanced (IQ3 ™)
	2012	21	13.81	285	6.67%	1.45%	13.15%
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
	2010	23	12.88	292	2.23%	1.45%	16.05%
	2009	19	11.10	207	2.27%	1.45%	36.32%
	2008	19	8.14	156	2.37%	1.45%	(35.11)%
Fidelity VIP Balanced (Pinnacle ™)
	2012	23	14.27	330	6.71%	1.35%	13.26%
	2011	34	12.60	423	2.03%	1.35%	(5.12)%
	2010	25	13.28	336	2.34%	1.35%	16.17%
	2009	22	11.43	248	1.56%	1.35%	36.44%
	2008	29	8.38	244	2.48%	1.35%	(35.02)%
Fidelity VIP Balanced (Pinnacle IV ™)
	2012	88	15.61	1,373	6.70%	1.45%	13.15%
	2011	118	13.79	1,632	1.52%	1.45%	(5.22)%
	2010	160	14.55	2,329	2.25%	1.45%	16.03%
	2009	100	12.54	1,248	2.21%	1.45%	36.32%
	2008	118	9.20	1,090	2.74%	1.45%	(35.10)%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2012	32	14.26	461	6.67%	1.67%	12.89%
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
	2010	97	13.35	1,291	2.08%	1.67%	15.79%
	2009	68	11.53	789	2.58%	1.67%	36.01%
	2008	42	8.48	352	2.51%	1.67%	(35.25)%
Fidelity VIP Balanced (Pinnacle V ™)
	2012	95	10.88	1,028	6.70%	1.55%	13.03%
	2011	96	9.63	925	1.72%	1.55%	(5.31)%
	2010	107	10.17	1,085	2.42%	1.55%	15.99%
	2009	60	8.77	530	3.16%	1.55%	36.21%
	2008	26	6.44	168	2.84%	1.55%	(35.16)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Contrafund (AdvantEdge ™)
	2012	155	$10.49	$1,621	1.18%	1.60%	14.27%
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%
	2010	126	9.59	1,207	1.27%	1.60%	15.06%
	2009	78	8.34	649	1.77%	1.60%	33.30%
	2008	30	6.25	190	1.92%	1.60%	(37.45)%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2012	45	12.02	545	1.06%	1.15%	14.80%
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
	2010	58	10.90	628	0.88%	1.15%	15.58%
	2009	82	9.43	773	1.27%	1.15%	33.91%
	2008	75	7.04	527	0.76%	1.15%	(43.35)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2012	58	18.62	1,087	1.04%	1.00%	14.97%
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
	2010	83	16.82	1,400	1.01%	1.00%	15.76%
	2009	98	14.53	1,431	1.13%	1.00%	34.11%
	2008	126	10.84	1,364	0.79%	1.00%	(43.27)%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2012	45	17.51	792	0.95%	1.55%	14.33%
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
	2010	85	16.00	1,364	1.00%	1.55%	15.12%
	2009	102	13.90	1,421	1.13%	1.55%	33.37%
	2008	125	10.42	1,300	0.82%	1.55%	(43.58)%
Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2012	*-	16.78	7	1.19%	0.60%	15.44%
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
	2010	*-	15.04	6	1.09%	0.60%	16.23%
	2009	*-	12.94	5	1.24%	0.60%	34.66%
	2008	*-	9.61	4	0.91%	0.60%	(43.04)%
Fidelity VIP Contrafund (IQ3 ™)
	2012	92	15.95	1,475	1.10%	1.45%	14.45%
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
	2010	120	14.55	1,748	1.04%	1.45%	15.23%
	2009	127	12.62	1,600	1.17%	1.45%	33.51%
	2008	161	9.46	1,527	0.84%	1.45%	(43.53)%
Fidelity VIP Contrafund (Pinnacle IV ™)
	2012	383	18.27	7,004	1.04%	1.45%	14.45%
	2011	507	15.96	8,087	0.71%	1.45%	(4.19)%
	2010	663	16.66	11,053	1.06%	1.45%	15.22%
	2009	667	14.46	9,640	1.19%	1.45%	33.51%
	2008	782	10.83	8,470	0.85%	1.45%	(43.53)%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)
	2012	3	11.90	34	2.22%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2012	135	17.43	2,356	1.13%	1.67%	14.19%
	2011	154	15.26	2,347	0.73%	1.67%	(4.40)%
	2010	192	15.96	3,068	1.10%	1.67%	14.98%
	2009	165	13.88	2,289	1.21%	1.67%	33.21%
	2008	183	10.42	1,910	0.81%	1.67%	(43.65)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Contrafund (Pinnacle V ™)
	2012	538	$10.22	$5,492	1.14%	1.55%	14.33%
	2011	590	8.94	5,270	0.73%	1.55%	(4.29)%
	2010	714	9.34	6,670	1.29%	1.55%	15.17%
	2009	391	8.11	3,167	1.79%	1.55%	33.38%
	2008	302	6.08	1,839	1.26%	1.55%	(43.59)%
Fidelity VIP Disciplined Small Cap (Advantedge™)
	2012	*-	11.94	6	7.32%	1.60%	16.67%
	2011	1	10.23	5	0.06%	1.60%	(3.16)%
	2010	1	10.56	15	0.06%	1.60%	23.07%
	2009	2	8.58	14	0.32%	1.60%	19.99%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2012	*-	10.00	1	13.81%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2012	3	10.09	27	7.41%	1.00%	17.39%
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
	2010	4	8.82	40	0.06%	1.00%	23.82%
	2009	5	7.13	33	0.22%	1.00%	20.72%
	2008	5	5.90	30	0.30%	1.00%	(34.63)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2012	1	9.89	14	6.50%	1.35%	16.97%
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
	2010	2	8.71	18	0.06%	1.35%	23.39%
	2009	2	7.06	15	0.23%	1.35%	20.30%
	2008	2	5.87	14	0.39%	1.35%	(34.86)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2012	6	9.83	64	7.30%	1.45%	16.85%
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
	2010	7	8.68	60	0.06%	1.45%	23.26%
	2009	7	7.04	49	0.24%	1.45%	20.18%
	2008	7	5.86	41	0.34%	1.45%	(34.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle ™)
	2012	12	9.89	114	5.48%	1.35%	16.97%
	2011	21	8.46	176	0.10%	1.35%	(2.91)%
	2010	26	8.71	225	0.06%	1.35%	23.41%
	2009	26	7.06	184	0.15%	1.35%	20.33%
	2008	30	5.87	176	0.25%	1.35%	(34.83)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)
	2012	8	9.83	79	6.59%	1.45%	16.85%
	2011	10	8.42	88	0.08%	1.45%	(3.01)%
	2010	20	8.68	170	0.07%	1.45%	23.32%
	2009	18	7.04	128	0.11%	1.45%	20.20%
	2008	21	5.86	123	0.36%	1.45%	(34.90)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)
	2012	16	9.71	159	9.22%	1.67%	16.59%
	2011	10	8.33	80	0.03%	1.67%	(3.22)%
	2010	79	8.60	677	0.06%	1.67%	22.99%
	2009	5	7.00	36	0.24%	1.67%	19.91%
	2008	6	5.83	35	0.39%	1.67%	(35.08)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)
	2012	8	$9.84	$80	6.21%	1.55%	16.73%
	2011	12	8.43	99	0.11%	1.55%	(3.11)%
	2010	13	8.70	115	0.06%	1.55%	23.12%
	2009	9	7.07	60	0.33%	1.55%	20.12%
	2008	9	5.89	54	0.78%	1.55%	(34.95)%
Fidelity VIP Equit-Income (AnnuiChoice II ™)
	2012	29	10.44	304	9.53%	1.15%	15.70%
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
	2010	37	9.07	332	1.82%	1.15%	13.60%
	2009	33	7.98	261	2.53%	1.15%	28.39%
	2008	20	6.22	127	3.36%	1.15%	(43.47)%
Fidelity VIP Equity-Income (AdvantEdge ™)
	2012	15	10.01	147	9.94%	1.60%	15.17%
	2011	14	8.69	124	2.51%	1.60%	(0.95)%
	2010	13	8.78	111	1.78%	1.60%	13.08%
	2009	7	7.76	56	3.09%	1.60%	27.81%
	2008	1	6.07	5	4.29%	1.60%	(39.27)%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2012	20	13.71	279	9.15%	1.00%	15.88%
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
	2010	31	11.87	367	1.60%	1.00%	13.77%
	2009	40	10.43	414	2.08%	1.00%	28.59%
	2008	47	8.11	383	1.83%	1.00%	(43.39)%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2012	11	13.74	153	9.08%	1.55%	15.23%
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
	2010	14	12.03	172	1.56%	1.55%	13.14%
	2009	16	10.63	173	1.98%	1.55%	27.87%
	2008	21	8.32	171	1.85%	1.55%	(43.70)%
Fidelity VIP Equity-Income (IQ3 ™)
	2012	32	12.33	390	9.41%	1.45%	15.35%
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
	2010	38	10.77	407	1.64%	1.45%	13.25%
	2009	40	9.51	384	2.07%	1.45%	28.00%
	2008	56	7.43	418	1.97%	1.45%	(43.65)%
Fidelity VIP Equity-Income (Pinnacle IV ™)
	2012	109	13.76	1,495	9.23%	1.45%	15.35%
	2011	136	11.93	1,621	1.90%	1.45%	(0.80)%
	2010	211	12.02	2,538	1.59%	1.45%	13.22%
	2009	247	10.62	2,622	2.28%	1.45%	28.04%
	2008	320	8.29	2,651	2.23%	1.45%	(43.67)%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)
	2012	2	12.49	28	13.41%	1.15%	15.70%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2012	66	14.00	919	9.30%	1.67%	15.09%
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
	2010	90	12.29	1,103	1.63%	1.67%	13.00%
	2009	95	10.88	1,032	2.07%	1.67%	27.72%
	2008	106	8.52	901	1.86%	1.67%	(43.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Equity-Income (Pinnacle V ™)
	2012	98	$8.51	$832	9.62%	1.55%	15.23%
	2011	100	7.39	740	2.55%	1.55%	(0.90)%
	2010	86	7.46	640	1.97%	1.55%	13.20%
	2009	45	6.59	300	1.00%	1.55%	27.87%
	2008	38	5.15	195	2.78%	1.55%	(43.74)%
Fidelity VIP Freedom 2010 (Advantedge ™)
	2012	5	11.17	56	2.97%	1.60%	9.79%
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
	2010	6	10.39	64	2.39%	1.60%	10.75%
	2009	6	9.38	58	25.29%	1.60%	21.97%
	2008	*-	7.69	*-	0.00%	1.60%	(23.10)%
Fidelity VIP Freedom 2010 (GrandMaster flex3 ™)
	2012	1	10.96	11	3.15%	1.55%	9.85%
	2011	1	9.98	10	2.40%	1.55%	(1.97)%
	2010	1	10.18	11	3.35%	1.55%	10.80%
	2009	1	9.19	10	1.26%	1.55%	22.04%
	2008	8	7.53	56	4.81%	1.55%	(26.33)%
Fidelity VIP Freedom 2010 (GrandMaster ™)
	2012	1	11.09	14	2.41%	1.35%	10.07%
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
	2010	4	10.26	36	2.88%	1.35%	11.03%
	2009	6	9.24	60	3.30%	1.35%	22.28%
	2008	10	7.55	75	4.01%	1.35%	(26.18)%
Fidelity VIP Freedom 2010 (Pinnacle ™)
	2012	8	11.09	87	3.22%	1.35%	10.07%
	2011	7	10.08	74	4.76%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV ™)
	2012	79	11.03	868	3.12%	1.45%	9.96%
	2011	82	10.03	818	4.03%	1.45%	(1.87)%
	2010	15	10.22	150	2.85%	1.45%	10.93%
	2009	16	9.21	150	4.20%	1.45%	22.12%
	2008	23	7.54	173	3.35%	1.45%	(26.28)%
Fidelity VIP Freedom 2010 (Pinnacle V ™)
	2012	81	10.88	887	3.21%	1.55%	9.85%
	2011	77	9.91	767	2.45%	1.55%	(1.97)%
	2010	75	10.11	753	3.62%	1.55%	10.84%
	2009	54	9.12	490	5.81%	1.55%	22.02%
	2008	54	7.47	403	6.74%	1.55%	(26.37)%
Fidelity VIP Freedom 2015 (AdvantEdge ™)
	2012	10	11.08	113	3.49%	1.60%	10.11%
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
	2010	11	10.28	115	3.09%	1.60%	10.98%
	2009	11	9.26	104	12.38%	1.60%	23.02%
	2008	*-	7.53	*-	0.00%	1.60%	(24.74)%
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)
	2012	2	11.05	18	4.09%	1.15%	10.61%
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
	2010	1	10.16	12	3.10%	1.15%	11.49%
	2009	1	9.11	11	4.48%	1.15%	23.58%
	2008	1	7.37	10	3.55%	1.15%	(28.13)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Freedom 2015 (GrandMaster flex3 ™)
	2012	1	$10.80	$7	3.60%	1.55%	10.16%
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
	2010	1	10.01	6	3.08%	1.55%	11.04%
	2009	1	9.01	6	4.48%	1.55%	23.09%
	2008	1	7.32	5	3.81%	1.55%	(28.43)%
Fidelity VIP Freedom 2015 (GrandMaster ™)
	2012	9	10.93	101	5.67%	1.35%	10.39%
Fidelity VIP Freedom 2015 (IQ Annuity ™)
	2012	7	10.86	75	2.25%	1.45%	10.27%
	2011	28	9.85	275	2.36%	1.45%	(1.95)%
	2010	28	10.05	286	2.99%	1.45%	11.15%
	2009	38	9.04	343	5.20%	1.45%	23.21%
	2008	84	7.34	617	5.22%	1.45%	(28.35)%
Fidelity VIP Freedom 2015 (Pinnacle ™)
	2012	*-	10.93	3	5.64%	1.35%	10.39%
Fidelity VIP Freedom 2015 (Pinnacle IV ™)
	2012	41	10.86	447	2.98%	1.45%	10.27%
	2011	73	9.85	724	2.31%	1.45%	(1.95)%
	2010	78	10.05	788	3.11%	1.45%	11.19%
	2009	60	9.04	539	238.47%	1.45%	23.23%
	2008	65	7.34	476	2.85%	1.45%	(28.32)%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2012	8	10.73	83	2.48%	1.67%	10.03%
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
	2010	19	9.96	193	3.11%	1.67%	10.91%
	2009	21	8.98	192	4.37%	1.67%	22.94%
	2008	26	7.31	189	3.72%	1.67%	(28.51)%
Fidelity VIP Freedom 2015 (Pinnacle V ™)
	2012	63	10.71	672	3.36%	1.55%	10.16%
	2011	78	9.72	754	2.35%	1.55%	(2.05)%
	2010	80	9.92	793	3.58%	1.55%	11.01%
	2009	37	8.94	331	1.77%	1.55%	23.14%
	2008	21	7.26	156	2.53%	1.55%	(28.43)%
Fidelity VIP Freedom 2020 (AdvantEdge ™)
	2012	*-	10.82	4	2.03%	1.60%	11.25%
	2011	1	9.73	11	2.34%	1.60%	(2.82)%
	2010	1	10.01	11	2.79%	1.60%	12.50%
	2009	1	8.90	10	16.66%	1.60%	26.49%
	2008	*-	7.03	*-	0.00%	1.60%	(29.66)%
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)
	2012	3	10.69	35	3.08%	1.15%	11.76%
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
	2010	3	9.80	32	2.80%	1.15%	13.02%
	2009	3	8.67	28	4.03%	1.15%	27.07%
	2008	3	6.82	22	3.35%	1.15%	(33.58)%
Fidelity VIP Freedom 2020 (GrandMaster ™)
	2012	17	10.57	175	5.14%	1.35%	11.54%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Freedom 2020 (Pinnacle IV ™)
	2012	35	$10.51	$367	2.86%	1.45%	11.42%
	2011	43	9.43	402	2.60%	1.45%	(2.67)%
	2010	35	9.69	338	2.80%	1.45%	12.68%
	2009	35	8.60	305	6.19%	1.45%	26.69%
	2008	36	6.79	242	3.36%	1.45%	(33.76)%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2012	1	10.57	6	5.12%	1.67%	11.54%
	2011	*-	9.48	*-	0.00%	1.67%	(2.57)%
	2010	1	9.73	14	2.80%	1.67%	12.84%
	2009	1	8.62	12	4.03%	1.67%	26.77%
	2008	1	6.80	10	3.66%	1.67%	(33.71)%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2012	5	10.38	50	2.45%	1.67%	11.17%
	2011	9	9.33	82	3.90%	1.67%	(2.89)%
	2010	2	9.61	18	2.87%	1.67%	12.42%
	2009	2	8.55	16	4.02%	1.67%	26.40%
	2008	2	6.76	12	3.23%	1.67%	(33.93)%
Fidelity VIP Freedom 2020 (Pinnacle V ™)
	2012	23	10.34	237	2.28%	1.55%	11.31%
	2011	49	9.29	457	2.46%	1.55%	(2.77)%
	2010	45	9.55	431	2.78%	1.55%	12.57%
	2009	46	8.48	390	1.82%	1.55%	26.50%
	2008	9	6.70	60	3.32%	1.55%	(33.88)%
Fidelity VIP Freedom 2025 (Advantedge™)
	2012	*-	10.86	4	1.84%	1.60%	12.95%
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
	2010	1	10.01	11	2.63%	1.60%	13.63%
	2009	1	8.81	10	15.77%	1.60%	27.72%
	2008	*-	6.90	*-	0.00%	1.60%	(31.03)%
Fidelity VIP Freedom 2025 (GrandMaster ™)
	2012	16	10.57	169	4.61%	1.35%	13.24%
Fidelity VIP Freedom 2025 (Pinnacle ™)
	2012	1	10.57	6	4.61%	1.35%	13.24%
Fidelity VIP Freedom 2025 (Pinnacle IV ™)
	2012	1	10.51	5	2.43%	1.45%	13.13%
	2011	1	9.29	7	3.28%	1.45%	(3.76)%
	2010	*-	9.65	3	2.63%	1.45%	13.76%
	2009	*-	8.48	2	0.46%	1.45%	27.87%
	2008	*-	6.63	2	3.55%	1.45%	(35.34)%
Fidelity VIP Freedom 2025 (Pinnacle V ™)
	2012	17	10.33	173	2.95%	1.55%	13.01%
	2011	15	9.14	133	2.44%	1.55%	(3.86)%
	2010	11	9.51	107	3.08%	1.55%	13.72%
	2009	8	8.36	70	0.29%	1.55%	27.74%
	2008	8	6.54	55	3.83%	1.55%	(35.43)%
Fidelity VIP Freedom 2030 (Grandmaster ™)
	2012	23	10.09	237	4.95%	1.35%	13.62%
Fidelity VIP Freedom 2030 (Pinnacle ™)
	2012	1	10.09	8	4.96%	1.35%	13.62%
	2011	*-	8.88	*-	0.00%	1.35%	(4.14)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Freedom 2030 (Pinnacle IV ™)
	2012	*-	$10.04	$4	2.91%	1.45%	13.50%
	2011	*-	8.84	3	2.18%	1.45%	(4.23)%
	2010	*-	9.23	3	2.50%	1.45%	14.17%
	2009	*-	8.08	3	0.33%	1.45%	29.20%
	2008	*-	6.25	2	3.33%	1.45%	(39.11)%
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)
	2012	*-	9.91	3	2.91%	1.67%	13.25%
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
	2010	*-	9.16	3	2.48%	1.67%	13.96%
	2009	*-	8.04	2	2.60%	1.67%	28.99%
Fidelity VIP Freedom 2030 (Pinnacle V ™)
	2012	12	9.85	119	2.82%	1.55%	13.39%
	2011	13	8.68	113	2.08%	1.55%	(4.33)%
	2010	14	9.08	131	2.37%	1.55%	14.14%
	2009	16	7.96	129	2.54%	1.55%	29.22%
	2008	27	6.16	167	5.08%	1.55%	(39.13)%
Fidelity VIP Growth (AnnuiChoice II ™)
	2012	22	11.90	260	0.41%	1.15%	13.08%
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
	2010	18	10.65	187	0.36%	1.15%	22.44%
	2009	17	8.70	147	0.33%	1.15%	26.49%
	2008	15	6.88	101	1.05%	1.15%	(47.92)%
Fidelity VIP Growth (GrandMaster ™)
	2012	37	10.45	383	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge ™)
	2012	10	9.78	95	0.43%	1.60%	12.56%
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
	2010	7	8.83	65	0.36%	1.60%	21.88%
	2009	3	7.24	21	0.29%	1.60%	25.92%
	2008	3	5.75	16	1.02%	1.60%	(42.48)%
Fidelity VIP Growth (AnnuiChoice ™)
	2012	9	11.61	101	0.35%	1.00%	13.25%
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
	2010	20	10.36	206	0.35%	1.00%	22.63%
	2009	12	8.45	99	0.27%	1.00%	26.69%
	2008	17	6.67	112	0.46%	1.00%	(47.84)%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2012	5	13.16	66	0.33%	1.55%	12.62%
	2011	7	11.69	78	0.50%	1.55%	(1.58)%
	2010	9	11.87	104	0.34%	1.55%	21.95%
	2009	12	9.74	119	0.27%	1.55%	25.98%
	2008	16	7.73	120	0.52%	1.55%	(48.13)%
Fidelity VIP Growth (IQ3 ™)
	2012	13	8.71	116	0.37%	1.45%	12.74%
	2011	14	7.73	111	0.49%	1.45%	(1.48)%
	2010	15	7.84	117	0.31%	1.45%	22.07%
	2009	19	6.42	125	0.27%	1.45%	26.11%
	2008	31	5.09	156	0.40%	1.45%	(48.08)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Growth (Pinnacle ™)
	2012	8	$10.45	$83	0.46%	1.35%	12.85%
	2011	9	9.26	85	0.65%	1.35%	(1.38)%
	2010	10	9.39	92	0.45%	1.35%	22.20%
	2009	8	7.68	60	0.08%	1.35%	26.18%
	2008	13	6.09	81	0.46%	1.35%	(47.99)%
Fidelity VIP Growth (Pinnacle IV ™)
	2012	51	11.87	600	0.33%	1.45%	12.74%
	2011	67	10.53	709	0.46%	1.45%	(1.48)%
	2010	110	10.69	1,179	0.38%	1.45%	22.11%
	2009	130	8.75	1,135	0.27%	1.45%	26.05%
	2008	146	6.94	1,016	0.56%	1.45%	(48.09)%
Fidelity VIP Growth (Pinnacle Plus ™)
	2012	107	13.28	1,424	0.62%	1.67%	12.48%
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
	2010	32	12.01	379	0.42%	1.67%	21.80%
	2009	22	9.86	213	0.33%	1.67%	25.83%
	2008	24	7.84	187	0.56%	1.67%	(48.19)%
Fidelity VIP Growth (Pinnacle V ™)
	2012	50	10.21	516	0.38%	1.55%	12.62%
	2011	50	9.07	449	0.51%	1.55%	(1.58)%
	2010	31	9.21	282	0.45%	1.55%	21.90%
	2009	14	7.56	106	0.35%	1.55%	26.06%
	2008	11	6.00	68	1.09%	1.55%	(48.10)%
Fidelity VIP High Income (AdvantEdge ™)
	2012	51	13.74	703	5.64%	1.60%	12.14%
	2011	56	12.25	690	6.95%	1.60%	2.06%
	2010	56	12.01	675	12.24%	1.60%	11.86%
	2009	39	10.73	414	15.25%	1.60%	41.17%
Fidelity VIP High Income (AnnuiChoice II ™)
	2012	6	14.49	81	6.07%	1.15%	12.66%
	2011	5	12.86	67	8.54%	1.15%	2.53%
	2010	3	12.55	40	7.21%	1.15%	12.37%
	2009	4	11.17	50	6.90%	1.15%	41.82%
	2008	4	7.87	35	10.00%	1.15%	(26.00)%
Fidelity VIP High Income (AnnuiChoice ™)
	2012	10	20.68	201	4.82%	1.00%	12.83%
	2011	15	18.33	266	5.48%	1.00%	2.68%
	2010	24	17.85	421	8.27%	1.00%	12.54%
	2009	31	15.86	498	7.63%	1.00%	42.03%
	2008	32	11.17	361	12.81%	1.00%	(25.89)%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2012	94	18.33	1,721	5.73%	1.55%	12.20%
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
	2010	96	16.00	1,533	11.70%	1.55%	11.91%
	2009	101	14.30	1,451	8.22%	1.55%	41.24%
	2008	112	10.12	1,130	3.67%	1.55%	(26.30)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP High Income (IQ3 ™)
	2012	417	$16.47	$6,866	5.87%	1.45%	12.31%
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
	2010	459	14.34	6,577	11.04%	1.45%	12.03%
	2009	530	12.80	6,783	9.85%	1.45%	41.39%
	2008	314	9.06	2,847	5.36%	1.45%	(26.23)%
Fidelity VIP High Income (Pinnacle ™)
	2012	3	16.21	50	5.21%	1.35%	12.43%
	2011	4	14.42	57	5.43%	1.35%	2.32%
	2010	6	14.09	89	4.15%	1.35%	12.15%
	2009	17	12.56	219	0.55%	1.35%	41.49%
	2008	5	8.88	48	5.05%	1.35%	(26.13)%
Fidelity VIP High Income (Pinnacle IV ™)
	2012	35	18.52	645	5.62%	1.45%	12.31%
	2011	39	16.49	641	5.88%	1.45%	2.22%
	2010	57	16.13	912	7.09%	1.45%	12.03%
	2009	72	14.40	1,034	7.87%	1.45%	41.41%
	2008	64	10.18	655	7.61%	1.45%	(26.25)%
Fidelity VIP High Income (Pinnacle Plus ™)
	2012	88	16.88	1,492	9.50%	1.67%	12.06%
	2011	16	15.06	248	6.50%	1.67%	1.99%
	2010	19	14.77	278	9.37%	1.67%	11.78%
	2009	14	13.21	179	7.76%	1.67%	41.07%
	2008	18	9.37	166	6.43%	1.67%	(26.39)%
Fidelity VIP High Income (Pinnacle V ™)
	2012	31	12.99	397	6.24%	1.55%	12.20%
	2011	27	11.58	309	6.41%	1.55%	2.11%
	2010	31	11.34	354	8.54%	1.55%	11.91%
	2009	27	10.13	273	5.37%	1.55%	41.20%
	2008	13	7.17	94	19.75%	1.55%	(26.35)%
Fidelity VIP II Index 500 (Pinnacle ™)
	2012	77	9.86	759	3.42%	1.35%	14.06%
	2011	52	8.64	452	4.05%	1.35%	0.41%
	2010	60	8.61	514	1.79%	1.35%	13.20%
	2009	71	7.61	541	0.82%	1.35%	24.66%
	2008	73	6.10	443	1.70%	1.35%	(38.06)%
Fidelity VIP II Index 500 (Pinnacle IV ™)
	2012	275	9.80	2,693	3.25%	1.45%	13.95%
	2011	298	8.60	2,565	4.19%	1.45%	0.31%
	2010	399	8.58	3,423	1.72%	1.45%	13.11%
	2009	538	7.59	4,084	2.85%	1.45%	24.55%
	2008	604	6.09	3,679	1.83%	1.45%	(38.11)%
Fidelity VIP II Index 500 (Pinnacle V ™)
	2012	200	9.56	1,910	3.28%	1.55%	13.83%
	2011	194	8.40	1,631	4.16%	1.55%	0.21%
	2010	196	8.38	1,647	2.14%	1.55%	12.95%
	2009	124	7.42	923	2.64%	1.55%	24.35%
	2008	41	5.97	246	3.36%	1.55%	(38.10)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Index 500 (AdvantEdge ™)
	2012	56	$10.73	$596	3.33%	1.60%	13.77%
	2011	51	9.43	480	4.17%	1.60%	0.16%
	2010	43	9.41	408	2.17%	1.60%	12.90%
	2009	30	8.34	251	2.77%	1.60%	24.28%
	2008	4	6.71	30	3.76%	1.60%	(32.92)%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2012	46	9.97	455	3.38%	1.15%	14.30%
	2011	32	8.73	280	4.21%	1.15%	0.62%
	2010	34	8.67	296	1.98%	1.15%	13.41%
	2009	32	7.65	248	2.59%	1.15%	24.85%
	2008	15	6.13	89	2.86%	1.15%	(37.88)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2012	37	12.66	473	3.22%	1.00%	14.47%
	2011	41	11.06	456	4.07%	1.00%	0.77%
	2010	44	10.97	482	1.80%	1.00%	13.58%
	2009	51	9.66	493	2.29%	1.00%	25.04%
	2008	64	7.73	492	1.21%	1.00%	(37.79)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2012	33	9.75	324	3.33%	1.55%	13.83%
	2011	35	8.56	303	4.26%	1.55%	0.21%
	2010	63	8.54	542	1.81%	1.55%	12.95%
	2009	75	7.56	569	2.30%	1.55%	24.34%
	2008	86	6.08	522	1.79%	1.55%	(38.14)%
Fidelity VIP Index 500 (Grandmaster ™)
	2012	183	9.86	1,806	3.44%	1.35%	14.06%
Fidelity VIP Index 500 (IQ3 ™)
	2012	50	11.02	547	3.23%	1.45%	13.95%
	2011	53	9.67	513	4.10%	1.45%	0.31%
	2010	56	9.64	542	1.87%	1.45%	13.07%
	2009	61	8.53	517	2.30%	1.45%	24.47%
	2008	67	6.85	456	1.81%	1.45%	(38.07)%
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2012	163	14.26	2,319	3.56%	1.67%	13.69%
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
	2010	107	12.53	1,343	1.89%	1.67%	12.82%
	2009	120	11.11	1,332	2.35%	1.67%	24.19%
	2008	131	8.95	1,167	1.85%	1.67%	(38.21)%
Fidelity VIP Investment Grade Bond (AdvantEdge ™)
	2012	44	12.52	552	5.38%	1.60%	3.91%
	2011	34	12.05	414	6.56%	1.60%	5.33%
	2010	18	11.44	203	5.85%	1.60%	5.83%
	2009	8	10.81	84	6.41%	1.60%	13.62%
	2008	2	9.51	14	0.00%	1.60%	(4.89)%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2012	26	13.36	351	4.92%	1.15%	4.38%
	2011	26	12.80	336	6.29%	1.15%	5.81%
	2010	19	12.10	229	4.96%	1.15%	6.31%
	2009	15	11.38	175	8.33%	1.15%	14.14%
	2008	11	9.97	108	5.67%	1.15%	(4.57)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2012	14	$16.54	$240	3.63%	1.00%	4.54%
	2011	32	15.82	505	5.37%	1.00%	5.97%
	2010	44	14.93	655	3.78%	1.00%	6.47%
	2009	67	14.02	945	11.55%	1.00%	14.32%
	2008	112	12.26	1,369	3.58%	1.00%	(4.43)%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2012	90	13.62	1,226	6.68%	1.55%	3.96%
	2011	28	13.10	362	4.88%	1.55%	5.38%
	2010	51	12.43	628	4.76%	1.55%	5.88%
	2009	45	11.74	525	9.32%	1.55%	13.68%
	2008	99	10.33	1,027	2.15%	1.55%	(4.96)%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2012	42	12.84	540	5.71%	1.35%	4.17%
	2011	29	12.33	358	4.87%	1.35%	5.60%
	2010	50	11.67	585	4.45%	1.35%	6.10%
	2009	53	11.00	584	8.78%	1.35%	13.91%
	2008	31	9.66	300	6.45%	1.35%	(4.77)%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2012	40	15.97	638	5.01%	1.45%	4.07%
	2011	42	15.35	652	5.72%	1.45%	5.49%
	2010	45	14.55	648	4.39%	1.45%	5.99%
	2009	47	13.73	642	8.95%	1.45%	13.80%
	2008	52	12.06	626	4.64%	1.45%	(4.86)%
Fidelity VIP Investment Grade Bond (Pinnacle ™)
	2012	17	13.86	236	4.46%	1.35%	4.17%
	2011	23	13.31	305	4.99%	1.35%	5.60%
	2010	48	12.60	604	3.57%	1.35%	6.06%
	2009	70	11.88	826	4.19%	1.35%	13.91%
	2008	133	10.43	1,383	4.92%	1.35%	(4.76)%
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)
	2012	155	13.74	2,127	4.63%	1.45%	4.07%
	2011	181	13.21	2,396	5.46%	1.45%	5.49%
	2010	220	12.52	2,759	4.55%	1.45%	6.00%
	2009	213	11.81	2,514	5.13%	1.45%	13.78%
	2008	218	10.38	2,262	4.83%	1.45%	(4.86)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus II Reduced M&E ™)*
	2012	2	13.90	32	8.22%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2012	151	13.41	2,024	6.95%	1.67%	3.83%
	2011	38	12.92	488	5.79%	1.67%	5.25%
	2010	37	12.27	454	3.81%	1.67%	5.75%
	2009	64	11.61	741	8.71%	1.67%	13.54%
	2008	36	10.22	372	3.96%	1.67%	(5.08)%
Fidelity VIP Investment Grade Bond (Pinnacle V ™)
	2012	310	12.74	3,949	5.18%	1.55%	3.96%
	2011	263	12.25	3,228	5.70%	1.55%	5.38%
	2010	299	11.63	3,471	5.35%	1.55%	5.92%
	2009	183	10.98	2,012	14.26%	1.55%	13.68%
	2008	142	9.66	1,369	3.73%	1.55%	(4.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Mid Cap (AdvantEdge ™)
	2012	65	$11.01	$720	8.54%	1.60%	12.72%
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
	2010	38	11.14	420	0.51%	1.60%	26.52%
	2009	16	8.80	142	3.25%	1.60%	37.52%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2012	34	12.51	431	6.20%	1.15%	13.24%
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
	2010	40	12.54	507	0.44%	1.15%	27.10%
	2009	17	9.86	171	1.17%	1.15%	38.15%
	2008	9	7.14	67	2.62%	1.15%	(40.30)%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2012	15	24.42	377	6.07%	1.00%	13.41%
	2011	31	21.53	662	0.21%	1.00%	(11.74)%
	2010	29	24.39	699	0.43%	1.00%	27.29%
	2009	21	19.16	397	0.82%	1.00%	38.36%
	2008	35	13.85	489	5.17%	1.00%	(40.21)%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2012	15	22.29	323	7.20%	1.55%	12.78%
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
	2010	30	22.52	665	0.45%	1.55%	26.58%
	2009	45	17.79	807	0.94%	1.55%	37.59%
	2008	56	12.93	726	5.23%	1.55%	(40.55)%
Fidelity VIP Mid Cap (Grandmaster ™)
	2012	16	18.62	295	8.43%	1.35%	13.01%
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
	2010	39	18.74	728	0.44%	1.35%	26.84%
	2009	48	14.77	703	1.17%	1.35%	37.87%
	2008	65	10.72	692	4.78%	1.35%	(40.42)%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2012	37	22.51	830	8.21%	1.45%	12.89%
	2011	43	19.94	862	0.19%	1.45%	(12.14)%
	2010	47	22.69	1,069	0.46%	1.45%	26.71%
	2009	57	17.91	1,017	0.97%	1.45%	37.73%
	2008	68	13.00	882	5.15%	1.45%	(40.49)%
Fidelity VIP Mid Cap (Pinnacle ™)
	2012	34	10.88	366	8.50%	1.35%	13.01%
	2011	37	9.63	355	0.16%	1.35%	(12.05)%
	2010	55	10.95	602	0.44%	1.35%	26.87%
	2009	57	8.63	488	0.58%	1.35%	37.86%
	2008	64	6.26	401	6.33%	1.35%	(40.43)%
Fidelity VIP Mid Cap (Pinnacle IV ™)
	2012	91	22.90	2,083	7.27%	1.45%	12.89%
	2011	139	20.28	2,818	0.17%	1.45%	(12.14)%
	2010	184	23.08	4,237	0.44%	1.45%	26.69%
	2009	215	18.22	3,919	0.61%	1.45%	37.74%
	2008	248	13.23	3,286	5.01%	1.45%	(40.47)%
Fidelity VIP Mid Cap (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	10.90	2	16.61%	1.10%	1.19%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E ™)
	2012	4	10.36	45	16.69%	1.15%	13.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2012	51	$22.16	$1,139	7.58%	1.67%	12.64%
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
	2010	118	22.44	2,645	0.42%	1.67%	26.43%
	2009	103	17.75	1,822	1.11%	1.67%	37.42%
	2008	84	12.91	1,079	5.14%	1.67%	(40.62)%
Fidelity VIP Mid Cap (Pinnacle V ™)
	2012	155	10.67	1,657	7.66%	1.55%	12.78%
	2011	208	9.46	1,964	0.21%	1.55%	(12.23)%
	2010	187	10.78	2,017	0.47%	1.55%	26.59%
	2009	110	8.52	939	0.91%	1.55%	37.65%
	2008	89	6.19	549	2.76%	1.55%	(40.54)%
Fidelity VIP Overseas (AdvantEdge ™)
	2012	45	8.03	358	2.12%	1.60%	18.44%
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
	2010	31	8.34	254	1.61%	1.60%	11.03%
	2009	15	7.51	113	3.24%	1.60%	24.20%
	2008	7	6.05	39	6.42%	1.60%	(39.54)%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2012	18	9.47	175	2.03%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice ™)
	2012	10	14.34	140	1.37%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2012	9	12.68	120	1.92%	1.55%	18.50%
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
	2010	18	13.15	243	1.24%	1.55%	11.08%
	2009	26	11.84	303	2.02%	1.55%	24.27%
	2008	34	9.53	327	4.62%	1.55%	(44.83)%
Fidelity VIP Overseas (GrandMaster ™)
	2012	23	7.84	182	1.96%	1.35%	18.75%
Fidelity VIP Overseas (IQ3 ™)
	2012	32	10.96	352	2.06%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle ™)
	2012	28	12.91	365	1.72%	1.35%	18.75%
	2011	43	10.87	469	1.28%	1.35%	(18.45)%
	2010	55	13.33	728	1.29%	1.35%	11.30%
	2009	65	11.98	774	2.05%	1.35%	24.55%
	2008	103	9.62	990	4.66%	1.35%	(44.71)%
Fidelity VIP Overseas (Pinnacle IV ™)
	2012	55	12.80	709	1.56%	1.45%	18.63%
	2011	100	10.79	1,083	1.27%	1.45%	(18.54)%
	2010	136	13.24	1,801	1.21%	1.45%	11.18%
	2009	190	11.91	2,264	3.92%	1.45%	24.41%
	2008	251	9.57	2,406	4.63%	1.45%	(44.79)%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2012	22	15.54	335	2.06%	1.67%	18.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2(continued):
Fidelity VIP Overseas (Pinnacle V ™)
	2012	90	$7.62	$686	1.91%	1.55%	18.50%
	2011	113	6.43	728	1.42%	1.55%	(18.62)%
	2010	113	7.91	895	1.57%	1.55%	11.14%
	2009	74	7.12	525	2.89%	1.55%	24.31%
	2008	64	5.73	365	5.51%	1.55%	(44.81)%
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)
	2012	149	15.27	2,282	3.19%	1.35%	11.01%
	2011	169	13.75	2,327	3.98%	1.35%	1.26%
	2010	202	13.58	2,742	3.86%	1.35%	15.33%
	2009	249	11.77	2,933	4.23%	1.35%	25.06%
	2008	285	9.41	2,686	4.13%	1.35%	(35.85)%
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	15.30	7	5.95%	1.10%	4.77%
Franklin Income Securities (Pinnacle ™)
	2012	288	20.14	5,813	6.59%	1.35%	11.38%
	2011	353	18.09	6,376	5.94%	1.35%	1.33%
	2010	442	17.85	7,891	6.69%	1.35%	11.36%
	2009	509	16.03	8,160	6.27%	1.35%	34.06%
	2008	625	11.96	7,469	6.29%	1.35%	(30.35)%
Franklin Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	11	20.19	230	12.37%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice ™)
	2012	*-	19.40	1	1.03%	1.00%	19.17%
	2011	*-	16.28	1	2.60%	1.00%	1.14%
	2010	9	16.10	146	1.43%	1.00%	22.22%
	2009	13	13.17	171	0.00%	1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)
	2012	5	19.01	94	1.05%	1.55%	18.50%
	2011	5	16.04	82	1.44%	1.55%	0.58%
	2010	6	15.95	100	1.18%	1.55%	21.54%
	2009	7	13.12	90	0.00%	1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster ™)
	2012	3	19.15	60	1.11%	1.35%	18.74%
	2011	3	16.13	56	1.37%	1.35%	0.79%
	2010	4	16.00	63	1.28%	1.35%	21.79%
	2009	5	13.14	63	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (IQ3 ™)
	2012	2	19.08	41	1.06%	1.45%	18.62%
	2011	2	16.08	35	1.41%	1.45%	0.68%
	2010	3	15.97	47	1.17%	1.45%	21.67%
	2009	3	13.13	39	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle ™)
	2012	5	19.15	92	1.24%	1.35%	18.74%
	2011	7	16.13	107	1.26%	1.35%	0.79%
	2010	7	16.00	119	1.16%	1.35%	21.78%
	2009	8	13.14	100	0.00%	1.35%	31.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1(continued):
JP Morgan IT Mid Cap Value (Pinnacle IV ™)
	2012	30	$19.08	$570	1.23%	1.45%	18.62%
	2011	43	16.08	693	1.36%	1.45%	0.68%
	2010	67	15.97	1,078	1.17%	1.45%	21.64%
	2009	84	13.13	1,108	0.00%	1.45%	31.30%
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)
	2012	13	18.92	247	1.14%	1.67%	18.36%
	2011	16	15.99	250	1.40%	1.67%	0.46%
	2010	27	15.91	425	1.34%	1.67%	21.40%
	2009	40	13.11	520	0.00%	1.67%	31.09%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2012	*-	25.90	11	2.85%	1.55%	16.13%
	2011	*-	22.30	10	4.69%	1.55%	5.38%
	2010	*-	21.16	10	4.09%	1.55%	8.05%
	2009	*-	19.59	9	7.96%	1.55%	28.19%
	2008	2	15.28	36	8.87%	1.55%	(16.30)%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2012	*-	25.25	2	2.83%	1.45%	16.24%
	2011	*-	21.72	1	5.66%	1.45%	5.49%
	2010	*-	20.59	2	3.71%	1.45%	8.16%
	2009	1	19.04	13	7.88%	1.45%	28.32%
	2008	1	14.84	14	10.44%	1.45%	(16.21)%
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)
	2012	9	31.52	294	2.69%	1.35%	16.36%
	2011	13	27.09	348	4.25%	1.35%	5.59%
	2010	16	25.65	401	3.84%	1.35%	8.25%
	2009	17	23.70	403	1.64%	1.35%	28.48%
	2008	18	18.45	340	9.02%	1.35%	(16.11)%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2012	9	25.59	233	2.96%	1.45%	16.24%
	2011	11	22.01	252	4.84%	1.45%	5.49%
	2010	14	20.87	302	4.24%	1.45%	8.16%
	2009	17	19.30	324	7.67%	1.45%	28.35%
	2008	25	15.04	375	9.33%	1.45%	(16.20)%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	31.59	15	5.30%	1.10%	12.76%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2012	*-	11.16	4	0.89%	1.15%	14.50%
	2011	*-	9.75	4	1.18%	1.15%	4.71%
	2010	1	9.31	9	2.12%	1.15%	28.47%
	2009	1	7.25	7	3.29%	1.15%	26.88%
	2008	1	5.71	6	7.72%	1.15%	(38.61)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2012	1	26.42	31	0.96%	1.00%	14.67%
	2011	2	23.04	35	0.94%	1.00%	4.86%
	2010	2	21.97	45	2.23%	1.00%	28.66%
	2009	3	17.08	44	3.37%	1.00%	27.07%
	2008	3	13.44	44	10.18%	1.00%	(38.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1(continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2012	5	$24.80	$116	0.82%	1.55%	14.03%
	2011	6	21.75	124	0.89%	1.55%	4.28%
	2010	7	20.86	144	2.21%	1.55%	27.95%
	2009	9	16.30	141	3.23%	1.55%	26.36%
	2008	11	12.90	138	8.82%	1.55%	(38.86)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2012	3	25.05	80	0.81%	1.45%	14.15%
	2011	4	21.95	84	0.78%	1.45%	4.39%
	2010	5	21.02	97	2.13%	1.45%	28.08%
	2009	5	16.41	77	3.24%	1.45%	26.49%
	2008	5	12.98	61	10.24%	1.45%	(38.80)%
Van Kampen UIF U.S. Real Estate (Pinnacle ™)
	2012	19	33.45	640	0.90%	1.35%	14.27%
	2011	23	29.28	679	0.72%	1.35%	4.49%
	2010	36	28.02	1,011	2.26%	1.35%	28.22%
	2009	40	21.85	865	2.03%	1.35%	26.60%
	2008	49	17.26	843	9.61%	1.35%	(38.73)%
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2012	50	26.84	1,338	0.90%	1.45%	14.15%
	2011	58	23.52	1,353	0.82%	1.45%	4.39%
	2010	72	22.53	1,626	2.15%	1.45%	28.09%
	2009	81	17.59	1,423	3.70%	1.45%	26.50%
	2008	93	13.91	1,286	9.56%	1.45%	(38.78)%
Non-Affiliated Class 2:
Templeton Foreign Securities (IQ Annuity ™)
	2012	16	19.04	307	3.11%	1.45%	16.51%
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
	2010	18	18.55	335	1.85%	1.45%	6.84%
	2009	17	17.36	301	3.82%	1.45%	35.06%
	2008	23	12.86	295	3.28%	1.45%	(41.25)%
Franklin Growth and Income Securities (AdvantEdge ™)
	2012	12	10.64	126	3.00%	1.60%	10.43%
	2011	12	9.64	113	3.67%	1.60%	0.77%
	2010	6	9.56	61	3.81%	1.60%	14.81%
	2009	5	8.33	43	4.78%	1.60%	24.53%
	2008	3	6.69	23	4.38%	1.60%	(33.11)%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2012	12	10.73	126	3.46%	1.15%	10.94%
	2011	8	9.67	80	3.56%	1.15%	1.23%
	2010	8	9.55	75	3.50%	1.15%	15.34%
	2009	7	8.28	56	5.08%	1.15%	25.10%
	2008	4	6.62	26	3.86%	1.15%	(35.89)%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2012	59	15.43	914	2.99%	1.00%	11.10%
	2011	66	13.88	913	3.85%	1.00%	1.38%
	2010	78	13.70	1,066	2.34%	1.00%	15.51%
	2009	39	11.86	457	4.72%	1.00%	25.29%
	2008	46	9.46	438	3.88%	1.00%	(35.79)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2012	33	$14.59	$475	2.56%	1.55%	10.48%
	2011	35	13.21	465	3.58%	1.55%	0.82%
	2010	37	13.10	487	4.14%	1.55%	14.87%
	2009	25	11.40	285	4.85%	1.55%	24.59%
	2008	29	9.15	264	4.09%	1.55%	(36.15)%
Franklin Growth and Income Securities (Grandmaster ™)
	2012	52	14.89	777	2.70%	1.35%	10.71%
	2011	63	13.45	852	3.02%	1.35%	1.03%
	2010	72	13.31	958	3.52%	1.35%	15.11%
	2009	61	11.57	705	4.31%	1.35%	24.85%
	2008	81	9.26	750	3.76%	1.35%	(36.02)%
Franklin Growth and Income Securities (IQ Annuity ™)
	2012	49	14.74	719	2.99%	1.45%	10.60%
	2011	52	13.33	694	3.67%	1.45%	0.93%
	2010	65	13.21	858	3.62%	1.45%	14.99%
	2009	76	11.48	869	4.80%	1.45%	24.72%
	2008	88	9.21	814	3.78%	1.45%	(36.09)%
Franklin Growth and Income Securities (Pinnacle ™)
	2012	78	9.24	721	2.95%	1.35%	10.71%
	2011	105	8.34	877	2.85%	1.35%	1.03%
	2010	124	8.26	1,025	2.79%	1.35%	15.11%
	2009	117	7.18	836	3.07%	1.35%	24.92%
	2008	135	5.75	775	3.81%	1.35%	(36.00)%
Franklin Growth and Income Securities (Pinnacle IV ™)
	2012	162	14.74	2,387	3.22%	1.45%	10.60%
	2011	235	13.33	3,137	3.64%	1.45%	0.93%
	2010	302	13.21	3,988	3.63%	1.45%	15.02%
	2009	321	11.48	3,689	6.23%	1.45%	24.67%
	2008	402	9.21	3,705	3.78%	1.45%	(36.08)%
Franklin Growth and Income Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	9.26	1	5.59%	1.10%	4.57%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2012	47	13.82	644	3.03%	1.67%	10.35%
	2011	46	12.52	580	3.21%	1.67%	0.70%
	2010	75	12.44	939	3.66%	1.67%	14.73%
	2009	83	10.84	899	4.81%	1.67%	24.44%
	2008	96	8.71	837	3.85%	1.67%	(36.23)%
Franklin Growth and Income Securities (Pinnacle V ™)
	2012	95	8.93	845	3.03%	1.55%	10.48%
	2011	102	8.08	822	3.69%	1.55%	0.82%
	2010	102	8.02	817	3.87%	1.55%	14.94%
	2009	67	6.98	467	5.23%	1.55%	24.64%
	2008	19	5.60	104	4.07%	1.55%	(36.15)%
Franklin Income Securities (AdvantEdge ™)
	2012	18	11.91	214	6.48%	1.60%	10.84%
	2011	21	10.74	224	6.24%	1.60%	0.75%
	2010	11	10.66	120	6.69%	1.60%	10.87%
	2009	11	9.62	102	6.73%	1.60%	33.43%
	2008	4	7.21	27	9.40%	1.60%	(27.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Income Securities (AnnuiChoice II ™)
	2012	31	$12.77	$394	6.49%	1.15%	11.35%
	2011	32	11.47	363	5.93%	1.15%	1.21%
	2010	29	11.33	326	7.00%	1.15%	11.38%
	2009	21	10.17	218	7.68%	1.15%	34.04%
	2008	17	7.59	130	7.77%	1.15%	(30.47)%
Franklin Income Securities (AnnuiChoice ™)
	2012	13	20.35	255	6.25%	1.00%	11.52%
	2011	12	18.25	220	6.13%	1.00%	1.36%
	2010	18	18.00	326	6.56%	1.00%	11.55%
	2009	28	16.14	453	8.03%	1.00%	34.24%
	2008	31	12.02	376	6.41%	1.00%	(30.36)%
Franklin Income Securities (GrandMaster flex3 ™)
	2012	75	19.25	1,440	5.87%	1.55%	10.90%
	2011	100	17.36	1,730	5.88%	1.55%	0.80%
	2010	121	17.22	2,084	6.58%	1.55%	10.93%
	2009	141	15.52	2,183	7.87%	1.55%	33.50%
	2008	174	11.63	2,021	6.10%	1.55%	(30.75)%
Franklin Income Securities (Grandmaster ™)
	2012	62	19.65	1,220	5.74%	1.35%	11.13%
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
	2010	86	17.50	1,497	6.64%	1.35%	11.15%
	2009	111	15.75	1,744	7.23%	1.35%	33.77%
	2008	163	11.77	1,917	6.28%	1.35%	(30.61)%
Franklin Income Securities (IQ Annuity ™)
	2012	56	19.45	1,095	5.99%	1.45%	11.01%
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
	2010	71	17.36	1,227	6.74%	1.45%	11.04%
	2009	77	15.63	1,207	8.12%	1.45%	33.63%
	2008	92	11.70	1,073	6.46%	1.45%	(30.68)%
Franklin Income Securities (Pinnacle IV ™)
	2012	194	19.45	3,773	6.58%	1.45%	11.01%
	2011	241	17.52	4,218	6.27%	1.45%	0.90%
	2010	359	17.36	6,227	6.54%	1.45%	11.03%
	2009	439	15.64	6,867	7.65%	1.45%	33.67%
	2008	516	11.70	6,037	6.24%	1.45%	(30.68)%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)
	2012	1	11.58	14	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	0.00%	1.15%	1.21%
	2010	1	10.28	12	0.00%	1.15%	2.78%
Franklin Income Securities (Pinnacle Plus ™)
	2012	59	16.91	996	6.36%	1.67%	10.76%
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
	2010	101	15.17	1,529	6.70%	1.67%	10.79%
	2009	122	13.69	1,670	7.91%	1.67%	33.33%
	2008	151	10.27	1,555	6.28%	1.67%	(30.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Income Securities (Pinnacle V ™)
	2012	276	$10.96	$3,022	6.23%	1.55%	10.90%
	2011	240	9.88	2,367	5.98%	1.55%	0.80%
	2010	245	9.80	2,402	6.84%	1.55%	10.89%
	2009	159	8.84	1,410	4.11%	1.55%	33.53%
	2008	72	6.62	476	5.32%	1.55%	(30.75)%
Franklin Large Cap Growth Securities (AdvantEdge ™)
	2012	15	10.43	158	1.04%	1.60%	10.57%
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
	2010	8	9.73	77	0.79%	1.60%	9.81%
	2009	7	8.86	63	0.70%	1.60%	27.66%
	2008	1	6.94	10	0.00%	1.60%	(30.56)%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2012	11	11.24	129	0.84%	1.15%	11.07%
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
	2010	10	10.40	107	0.82%	1.15%	10.31%
	2009	10	9.43	90	1.35%	1.15%	28.24%
	2008	9	7.35	68	3.52%	1.15%	(35.28)%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2012	3	14.78	44	0.79%	1.00%	11.24%
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
	2010	4	13.63	54	0.76%	1.00%	10.47%
	2009	7	12.33	87	1.15%	1.00%	28.44%
	2008	4	9.60	35	3.42%	1.00%	(35.18)%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2012	1	13.98	11	1.16%	1.55%	10.62%
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
	2010	4	13.03	53	1.06%	1.55%	9.86%
	2009	6	11.86	67	1.33%	1.55%	27.72%
	2008	9	9.29	88	3.93%	1.55%	(35.55)%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2012	3	14.27	38	0.93%	1.35%	10.85%
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
	2010	5	13.25	63	0.82%	1.35%	10.08%
	2009	5	12.03	59	1.36%	1.35%	27.98%
	2008	5	9.40	52	3.64%	1.35%	(35.42)%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2012	10	14.12	146	0.87%	1.45%	10.74%
	2011	17	12.75	213	0.68%	1.45%	(2.93)%
	2010	17	13.14	221	0.81%	1.45%	9.97%
	2009	19	11.95	226	1.34%	1.45%	27.85%
	2008	22	9.34	202	3.57%	1.45%	(35.48)%
Franklin Large Cap Growth Securities (Pinnacle ™)
	2012	10	14.27	139	1.15%	1.35%	10.85%
	2011	19	12.87	239	0.78%	1.35%	(2.83)%
	2010	20	13.25	259	0.79%	1.35%	10.12%
	2009	20	12.03	240	3.70%	1.35%	27.96%
	2008	21	9.40	193	3.76%	1.35%	(35.43)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Large Cap Growth Securities (Pinnacle IV ™)
	2012	51	$14.12	$726	0.93%	1.45%	10.74%
	2011	93	12.75	1,181	0.66%	1.45%	(2.93)%
	2010	110	13.14	1,446	0.84%	1.45%	9.98%
	2009	123	11.95	1,467	2.85%	1.45%	27.88%
	2008	128	9.34	1,193	3.69%	1.45%	(35.51)%
Franklin Large Cap Growth Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	14.30	5	1.68%	1.10%	1.20%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2012	18	12.61	227	0.88%	1.67%	10.49%
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
	2010	23	11.79	267	0.73%	1.67%	9.73%
	2009	21	10.74	228	1.34%	1.67%	27.57%
	2008	21	8.42	178	3.55%	1.67%	(35.63)%
Franklin Large Cap Growth Securities (Pinnacle V ™)
	2012	84	9.29	778	0.87%	1.55%	10.62%
	2011	89	8.40	749	0.74%	1.55%	(3.03)%
	2010	81	8.66	706	0.85%	1.55%	9.83%
	2009	45	7.88	358	1.33%	1.55%	27.64%
	2008	17	6.17	103	4.12%	1.55%	(35.58)%
Franklin Mutual Shares Securities (AdvantEdge ™)
	2012	138	9.86	1,359	2.07%	1.60%	12.41%
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
	2010	100	9.01	899	1.68%	1.60%	9.42%
	2009	58	8.24	475	2.27%	1.60%	24.03%
	2008	17	6.64	111	7.31%	1.60%	(33.60)%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2012	18	10.39	185	2.14%	1.15%	12.92%
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
	2010	16	9.41	151	1.53%	1.15%	9.92%
	2009	14	8.56	119	1.99%	1.15%	24.60%
	2008	13	6.87	87	3.77%	1.15%	(37.83)%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2012	20	16.94	338	2.20%	1.00%	13.10%
	2011	27	14.98	409	2.75%	1.00%	(2.03)%
	2010	37	15.29	568	1.72%	1.00%	10.08%
	2009	30	13.89	423	1.94%	1.00%	24.79%
	2008	42	11.13	468	4.07%	1.00%	(37.74)%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2012	51	16.02	812	1.82%	1.55%	12.47%
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
	2010	83	14.62	1,214	1.58%	1.55%	9.47%
	2009	91	13.36	1,216	1.86%	1.55%	24.10%
	2008	113	10.76	1,212	3.93%	1.55%	(38.09)%
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2012	1	14.26	13	2.09%	0.60%	13.56%
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
	2010	1	12.77	12	1.59%	0.60%	10.53%
	2009	1	11.55	11	1.95%	0.60%	25.29%
	2008	1	9.22	8	3.89%	0.60%	(37.49)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Mutual Shares Securities (IQ Annuity ™)
	2012	19	$16.19	$308	2.09%	1.45%	12.58%
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
	2010	24	14.74	353	1.51%	1.45%	9.58%
	2009	25	13.45	336	2.04%	1.45%	24.22%
	2008	25	10.83	266	3.18%	1.45%	(38.02)%
Franklin Mutual Shares Securities (Pinnacle ™)
	2012	48	16.35	792	1.99%	1.35%	12.70%
	2011	58	14.51	848	2.26%	1.35%	(2.37)%
	2010	76	14.86	1,127	1.54%	1.35%	9.68%
	2009	82	13.55	1,115	1.07%	1.35%	24.36%
	2008	90	10.90	984	3.78%	1.35%	(37.94)%
Franklin Mutual Shares Securities (Pinnacle IV ™)
	2012	111	16.19	1,791	2.02%	1.45%	12.58%
	2011	148	14.38	2,125	1.83%	1.45%	(2.47)%
	2010	263	14.74	3,878	1.53%	1.45%	9.56%
	2009	307	13.45	4,132	2.90%	1.45%	24.19%
	2008	373	10.83	4,041	3.72%	1.45%	(38.02)%
Franklin Mutual Shares Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	16.39	1	4.06%	1.10%	6.04%
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2012	46	14.56	676	2.02%	1.67%	12.33%
	2011	58	12.97	750	2.30%	1.67%	(2.69)%
	2010	79	13.32	1,048	1.50%	1.67%	9.34%
	2009	94	12.19	1,145	1.92%	1.67%	23.95%
	2008	104	9.83	1,019	3.81%	1.67%	(38.16)%
Franklin Mutual Shares Securities (Pinnacle V ™)
	2012	307	8.68	2,667	2.10%	1.55%	12.47%
	2011	334	7.72	2,581	2.10%	1.55%	(2.57)%
	2010	410	7.92	3,247	1.73%	1.55%	9.43%
	2009	246	7.24	1,782	3.96%	1.55%	24.14%
	2008	149	5.83	871	4.31%	1.55%	(38.11)%
Franklin Mutual Shares Securities(Grandmaster ™)
	2012	71	16.35	1,157	2.35%	1.35%	12.70%
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
	2010	81	14.86	1,203	1.49%	1.35%	9.70%
	2009	118	13.55	1,598	1.85%	1.35%	24.35%
	2008	151	10.90	1,649	3.92%	1.35%	(37.96)%
Franklin Small Cap Value Securities (AdvantEdge ™)
	2012	7	12.18	90	0.75%	1.60%	16.49%
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
	2010	11	11.04	118	0.75%	1.60%	26.17%
	2009	10	8.75	89	1.27%	1.60%	27.09%
Franklin Small Cap Value Securities (Annuichoice II ™)
	2012	3	10.61	33	0.74%	1.15%	17.02%
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
	2010	1	9.53	7	0.83%	1.15%	26.75%
	2009	*-	7.52	1	0.00%	1.15%	27.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Franklin Small Cap Value Securities (Annuichoice ™)
	2012	11	$10.70	$115	0.77%	1.00%	17.20%
	2011	13	9.13	116	0.69%	1.00%	(4.72)%
	2010	13	9.58	129	0.78%	1.00%	26.94%
	2009	17	7.55	126	1.78%	1.00%	27.87%
	2008	12	5.90	70	1.82%	1.00%	(33.69)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2012	65	10.49	686	0.75%	1.35%	16.78%
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
	2010	127	9.46	1,200	0.77%	1.35%	26.49%
	2009	118	7.48	882	1.60%	1.35%	27.41%
	2008	127	5.87	747	2.04%	1.35%	(33.92)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2012	7	10.37	72	0.75%	1.55%	16.55%
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
	2010	8	9.39	78	0.78%	1.55%	26.24%
	2009	8	7.44	60	1.63%	1.55%	27.16%
	2008	7	5.85	44	1.43%	1.55%	(34.06)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2012	12	10.43	125	0.77%	1.45%	16.66%
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
	2010	10	9.42	91	0.69%	1.45%	26.37%
	2009	6	7.46	42	1.61%	1.45%	27.28%
	2008	1	5.86	7	1.83%	1.45%	(33.99)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2012	24	10.30	247	0.85%	1.67%	16.40%
	2011	29	8.85	256	0.47%	1.67%	(5.36)%
	2010	110	9.35	1,031	1.00%	1.67%	26.08%
	2009	35	7.41	260	1.45%	1.67%	27.00%
	2008	63	5.84	365	1.94%	1.67%	(34.14)%
Franklin Small Cap Value Securities Fund (Pinnacle ™)
	2012	31	10.49	330	0.85%	1.35%	16.78%
	2011	33	8.98	294	0.73%	1.35%	(5.06)%
	2010	50	9.46	475	0.69%	1.35%	26.50%
	2009	65	7.48	484	6.95%	1.35%	27.45%
	2008	55	5.87	324	1.64%	1.35%	(33.91)%
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)
	2012	76	10.43	788	0.83%	1.45%	16.66%
	2011	97	8.94	868	0.71%	1.45%	(5.15)%
	2010	110	9.42	1,039	0.87%	1.45%	26.31%
	2009	62	7.46	465	10.16%	1.45%	27.32%
	2008	58	5.86	339	2.10%	1.45%	(33.98)%
Franklin Small Cap Value Securities Fund (Pinnacle V ™)
	2012	33	10.34	339	0.80%	1.55%	16.55%
	2011	41	8.87	366	0.55%	1.55%	(5.25)%
	2010	60	9.37	558	0.81%	1.55%	26.30%
	2009	18	7.42	137	1.08%	1.55%	27.17%
	2008	15	5.83	88	2.01%	1.55%	(34.11)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Invesco Van Kampen VI American Franchise (AdvantEdge ™)
	2012	1	$11.02	$12	0.00%	1.60%	11.58%
	2011	4	9.88	36	0.00%	1.60%	(7.88)%
	2010	1	10.73	16	0.00%	1.60%	17.66%
	2009	1	9.12	10	0.00%	1.60%	63.00%
Invesco Van Kampen VI American Franchise (AnnuiChoice II ™)
	2012	1	12.55	9	0.00%	1.15%	12.09%
	2011	1	11.20	8	0.00%	1.15%	(7.46)%
	2010	1	12.10	11	0.00%	1.15%	18.19%
	2009	*-	10.24	5	0.00%	1.15%	63.74%
Invesco Van Kampen VI American Franchise (AnnuiChoice ™)
	2012	*-	16.16	6	0.00%	1.00%	12.26%
	2011	*-	14.39	5	0.00%	1.00%	(7.32)%
	2010	*-	15.53	6	0.00%	1.00%	18.37%
	2009	*-	13.12	5	0.00%	1.00%	63.99%
	2008	*-	8.00	*-	0.23%	1.00%	(49.63)%
Invesco Van Kampen VI American Franchise (Grandmaster ™)
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	6	13.94	78	0.00%	1.35%	(7.65)%
	2010	5	15.10	76	0.00%	1.35%	17.95%
	2009	13	12.80	169	0.00%	1.35%	63.41%
	2008	*-	7.83	*-	0.29%	1.35%	(49.80)%
Invesco Van Kampen VI American Franchise (Pinnacle Plus ™)
	2012	3	13.39	42	0.00%	1.67%	11.50%
	2011	10	12.01	117	0.00%	1.67%	(7.95)%
	2010	58	13.05	761	0.00%	1.67%	17.57%
	2009	47	11.10	517	0.00%	1.67%	62.88%
	2008	11	6.81	75	0.18%	1.67%	(49.97)%
Invesco Van Kampen VI Comstock (AdvantEdge ™)
	2012	7	10.77	74	2.01%	1.60%	17.01%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2012	2	10.94	22	1.53%	1.15%	17.55%
	2011	2	9.31	20	1.39%	1.15%	(3.23)%
	2010	1	9.62	9	0.13%	1.15%	14.37%
	2009	1	8.41	9	2.89%	1.15%	26.93%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2012	1	17.43	23	1.54%	1.00%	17.73%
	2011	1	14.81	19	2.19%	1.00%	(3.08)%
	2010	2	15.28	26	0.12%	1.00%	14.54%
	2009	2	13.34	25	4.80%	1.00%	27.12%
	2008	8	10.49	88	2.71%	1.00%	(36.45)%
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2012	6	16.49	97	1.61%	1.55%	17.07%
	2011	6	14.08	80	1.54%	1.55%	(3.62)%
	2010	8	14.61	113	0.15%	1.55%	13.91%
	2009	11	12.83	142	4.10%	1.55%	26.42%
	2008	17	10.15	175	2.85%	1.55%	(36.80)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2012	3	$16.82	$54	1.32%	1.35%	17.31%
	2011	5	14.34	67	1.47%	1.35%	(3.43)%
	2010	6	14.85	82	0.13%	1.35%	14.14%
	2009	6	13.01	72	4.34%	1.35%	26.68%
	2008	6	10.27	65	2.69%	1.35%	(36.67)%
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2012	1	16.66	18	1.48%	1.45%	17.19%
	2011	1	14.21	17	1.16%	1.45%	(3.52)%
	2010	2	14.73	23	0.13%	1.45%	14.02%
	2009	2	12.92	22	4.23%	1.45%	26.55%
	2008	5	10.21	47	3.32%	1.45%	(36.74)%
Invesco Van Kampen VI Comstock (Pinnacle Plus Reduced M&E ™)
	2012	1	12.10	7	0.00%	1.15%	17.55%
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2012	9	14.92	134	1.31%	1.67%	16.93%
	2011	16	12.76	204	3.33%	1.67%	(3.74)%
	2010	61	13.26	809	0.03%	1.67%	13.77%
	2009	14	11.65	162	4.22%	1.67%	26.26%
	2008	18	9.23	166	3.08%	1.67%	(36.88)%
Invesco Van Kampen VI American Value (AdvantEdge ™)
	2012	34	11.46	384	0.66%	1.60%	15.19%
	2011	34	9.95	340	0.78%	1.60%	(0.78)%
	2010	16	10.02	159	0.83%	1.60%	20.23%
	2009	18	8.34	150	0.62%	1.60%	36.94%
	2008	2	6.09	10	0.00%	1.60%	(39.11)%
Invesco Van Kampen VI American Value (AnnuiChoice II ™)
	2012	6	11.70	69	0.72%	1.15%	15.72%
Invesco Van Kampen VI American Value (Grandmaster flex3 ™)
	2012	2	11.48	19	1.23%	1.55%	15.25%
Invesco Van Kampen VI American Value (IQ Annuity ™)
	2012	2	11.54	18	0.78%	1.45%	15.37%
	2011	1	10.00	10	0.64%	1.45%	(0.63)%
	2010	1	10.07	10	0.26%	1.45%	20.41%
	2009	*-	8.36	1	0.00%	1.45%	37.14%
Invesco Van Kampen VI American Value (Pinnacle Plus ™)
	2012	120	11.42	1,371	1.48%	1.67%	15.11%
	2011	13	9.92	131	0.20%	1.67%	(0.85)%
	2010	71	10.01	712	1.24%	1.67%	20.14%
	2009	2	8.33	20	0.00%	1.67%	36.84%
	2008	16	6.09	97	11.02%	1.67%	(39.14)%
Invesco Van Kampen VI American Franchise (Pinnacle ™)
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	2	13.94	27	0.00%	1.35%	(7.65)%
	2010	3	15.10	40	0.00%	1.35%	17.97%
	2009	12	12.80	152	0.00%	1.35%	63.41%
	2008	3	7.83	20	0.22%	1.35%	(49.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Invesco Van Kampen VI American Franchise (Pinnacle IV ™)
	2012	9	$15.44	$145	0.00%	1.45%	11.75%
	2011	12	13.82	166	0.00%	1.45%	(7.74)%
	2010	14	14.98	216	0.00%	1.45%	17.86%
	2009	16	12.71	198	0.00%	1.45%	63.25%
	2008	15	7.79	118	0.21%	1.45%	(49.83)%
Invesco Van Kampen VI American Franchise (Pinnacle V ™)
	2012	9	10.61	91	0.00%	1.55%	11.63%
	2011	9	9.51	85	0.00%	1.55%	(7.84)%
	2010	12	10.32	127	0.00%	1.55%	17.75%
	2009	9	8.76	80	0.00%	1.55%	63.00%
	2008	4	5.37	19	0.15%	1.55%	(49.95)%
Invesco Van Kampen VI Comstock (Pinnacle ™)
	2012	7	16.82	121	1.55%	1.35%	17.31%
	2011	8	14.34	110	1.66%	1.35%	(3.43)%
	2010	9	14.85	137	0.09%	1.35%	14.13%
	2009	9	13.01	118	2.00%	1.35%	26.66%
	2008	12	10.27	128	3.01%	1.35%	(36.68)%
Invesco Van Kampen VI Comstock (Pinnacle IV ™)
	2012	25	16.66	410	1.51%	1.45%	17.19%
	2011	33	14.21	470	1.52%	1.45%	(3.52)%
	2010	50	14.73	741	0.14%	1.45%	14.01%
	2009	64	12.92	827	5.79%	1.45%	26.55%
	2008	78	10.21	795	2.85%	1.45%	(36.73)%
Invesco Van Kampen VI Comstock (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	16.86	2	2.97%	1.10%	7.23%
Invesco Van Kampen VI Comstock (Pinnacle V ™)
	2012	22	9.17	200	1.54%	1.55%	17.07%
	2011	17	7.84	132	1.45%	1.55%	(3.62)%
	2010	18	8.13	150	0.10%	1.55%	13.91%
	2009	10	7.14	68	3.07%	1.55%	26.46%
	2008	7	5.65	39	0.76%	1.55%	(36.75)%
Invesco Van Kampen VI International Growth Class II (Advantedge™)
	2012	1	9.53	10	1.60%	1.60%	13.40%
Invesco Van Kampen VI International Growth Class II (Pinnacle Plus ™)
	2012	4	9.57	38	1.22%	1.67%	13.69%
Invesco Van Kampen VI International Growth Class II (Pinnacle ™)
	2012	7	9.56	66	3.42%	1.35%	13.58%
Invesco Van Kampen VI International Growth Class II (Pinnacle V ™)
	2012	17	9.54	161	1.52%	1.55%	13.46%
	2011	9	8.41	78	0.00%	1.55%	(15.91)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)
	2012	21	11.48	243	0.63%	1.55%	15.25%
	2011	22	9.96	218	0.66%	1.55%	(0.73)%
	2010	20	10.04	200	0.94%	1.55%	20.31%
	2009	8	8.35	70	0.81%	1.55%	37.09%
	2008	*-	6.09	2	22.32%	1.55%	(39.10)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)
	2012	*-	$11.59	$3	0.39%	1.35%	15.49%
	2011	2	10.04	25	0.84%	1.35%	(0.53)%
	2010	7	10.09	75	0.83%	1.35%	20.50%
	2009	3	8.37	25	0.00%	1.35%	37.23%
	2008	3	6.10	15	0.00%	1.35%	(39.00)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)
	2012	1	11.54	8	0.52%	1.45%	15.37%
	2011	3	10.00	27	0.14%	1.45%	(0.63)%
	2010	5	10.07	47	0.53%	1.45%	20.47%
	2009	3	8.36	29	193.11%	1.45%	37.16%
	2008	3	6.10	16	4.27%	1.45%	(39.00)%
Templeton Foreign Securities (Pinnacle ™)
	2012	19	19.23	367	2.68%	1.35%	16.63%
	2011	28	16.49	454	1.45%	1.35%	(11.84)%
	2010	30	18.70	569	1.85%	1.35%	6.93%
	2009	32	17.49	564	1.56%	1.35%	35.21%
	2008	34	12.94	445	3.20%	1.35%	(41.16)%
Templeton Foreign Securities (Pinnacle IV ™)
	2012	68	19.04	1,297	3.02%	1.45%	16.51%
	2011	89	16.34	1,448	1.77%	1.45%	(11.93)%
	2010	117	18.55	2,179	1.86%	1.45%	6.83%
	2009	131	17.36	2,281	4.39%	1.45%	35.02%
	2008	162	12.86	2,082	3.34%	1.45%	(41.23)%
Templeton Foreign Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	19.27	2	5.73%	1.10%	7.43%
Templeton Foreign Securities (Pinnacle V ™)
	2012	136	9.08	1,233	3.17%	1.55%	16.39%
	2011	142	7.80	1,109	1.63%	1.55%	(12.02)%
	2010	153	8.86	1,352	1.87%	1.55%	6.68%
	2009	109	8.31	905	6.29%	1.55%	35.00%
	2008	87	6.16	536	3.49%	1.55%	(41.26)%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2012	14	11.05	156	3.31%	1.15%	16.87%
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
	2010	13	10.70	136	2.02%	1.15%	7.16%
	2009	8	9.99	80	2.26%	1.15%	35.47%
	2008	3	7.37	22	3.82%	1.15%	(41.07)%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2012	3	19.92	69	3.25%	1.00%	17.05%
	2011	4	17.02	72	1.93%	1.00%	(11.53)%
	2010	5	19.24	96	1.67%	1.00%	7.32%
	2009	8	17.93	145	3.05%	1.00%	35.67%
	2008	10	13.21	132	2.81%	1.00%	(40.98)%
Templeton Foriegn Securities Fund (AdvantEdge ™)
	2012	39	9.55	375	3.05%	1.60%	16.33%
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
	2010	27	9.34	248	1.85%	1.60%	6.67%
	2009	9	8.76	78	2.71%	1.60%	34.85%
	2008	5	6.49	33	0.00%	1.60%	(35.07)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2012	14	$18.84	$269	2.80%	1.55%	16.39%
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
	2010	19	18.40	356	1.94%	1.55%	6.73%
	2009	24	17.24	406	3.48%	1.55%	34.92%
	2008	30	12.78	388	3.32%	1.55%	(41.31)%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2012	6	19.23	116	1.94%	1.35%	16.63%
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
	2010	18	18.70	328	1.34%	1.35%	6.95%
	2009	25	17.49	430	2.25%	1.35%	35.19%
	2008	13	12.94	166	3.54%	1.35%	(41.19)%
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2012	36	17.31	617	9.36%	1.67%	16.25%
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
	2010	37	16.95	632	1.63%	1.67%	6.60%
	2009	60	15.90	958	2.88%	1.67%	34.76%
	2008	42	11.80	490	3.29%	1.67%	(41.38)%
Templeton Growth Securities (AdvantEdge ™)
	2012	9	9.39	81	1.98%	1.60%	19.12%
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
	2010	8	8.61	73	1.43%	1.60%	5.68%
	2009	6	8.15	51	2.90%	1.60%	29.01%
	2008	4	6.31	27	3.29%	1.60%	(36.86)%
Templeton Growth Securities (AnnuiChoice II ™)
	2012	7	9.62	67	2.20%	1.15%	19.67%
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
	2010	5	8.74	40	1.37%	1.15%	6.16%
	2009	3	8.24	29	2.93%	1.15%	29.60%
	2008	4	6.36	26	2.04%	1.15%	(42.99)%
Templeton Growth Securities (AnnuiChoice ™)
	2012	*-	16.52	5	2.03%	1.00%	19.85%
	2011	*-	13.79	5	2.46%	1.00%	(7.90)%
	2010	6	14.97	92	1.56%	1.00%	6.32%
	2009	2	14.08	31	3.39%	1.00%	29.79%
	2008	5	10.85	55	2.12%	1.00%	(42.90)%
Templeton Growth Securities (GrandMaster flex3 ™)
	2012	29	15.63	453	1.79%	1.55%	19.18%
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
	2010	58	14.32	824	1.36%	1.55%	5.73%
	2009	66	13.54	899	3.14%	1.55%	29.07%
	2008	77	10.49	803	2.11%	1.55%	(43.22)%
Templeton Growth Securities (Grandmaster ™)
	2012	6	15.95	93	1.13%	1.35%	19.43%
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
	2010	22	14.55	318	0.94%	1.35%	5.95%
	2009	23	13.73	322	3.09%	1.35%	29.33%
	2008	23	10.62	246	2.12%	1.35%	(43.10)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Templeton Growth Securities (IQ Advisor Standard ™)
	2012	*-	$13.35	$6	2.02%	0.60%	20.34%
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
	2010	*-	12.00	5	1.37%	0.60%	6.75%
	2009	*-	11.24	5	3.15%	0.60%	30.32%
	2008	*-	8.62	4	2.06%	0.60%	(42.67)%
Templeton Growth Securities (IQ Annuity ™)
	2012	47	15.79	745	1.93%	1.45%	19.30%
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
	2010	57	14.43	826	1.37%	1.45%	5.84%
	2009	58	13.64	785	3.14%	1.45%	29.20%
	2008	63	10.55	665	1.53%	1.45%	(43.16)%
Templeton Growth Securities (Pinnacle ™)
	2012	22	15.95	348	1.99%	1.35%	19.43%
	2011	23	13.35	312	1.44%	1.35%	(8.23)%
	2010	33	14.55	485	1.09%	1.35%	5.94%
	2009	48	13.73	655	1.66%	1.35%	29.29%
	2008	79	10.62	841	1.67%	1.35%	(43.10)%
Templeton Growth Securities (Pinnacle IV ™)
	2012	54	15.79	856	2.12%	1.45%	19.30%
	2011	66	13.23	880	1.32%	1.45%	(8.32)%
	2010	103	14.43	1,494	1.36%	1.45%	5.81%
	2009	117	13.64	1,600	1.64%	1.45%	29.23%
	2008	129	10.55	1,359	1.99%	1.45%	(43.19)%
Templeton Growth Securities (Pinnacle Plus II Reduced M&E ™)*
	2012	1	15.98	9	3.71%	1.10%	9.21%
Templeton Growth Securities (Pinnacle Plus ™)
	2012	15	14.28	218	1.71%	1.67%	19.04%
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
	2010	38	13.12	500	1.16%	1.67%	5.60%
	2009	65	12.42	808	2.64%	1.67%	28.92%
	2008	43	9.64	413	2.08%	1.67%	(43.29)%
Templeton Growth Securities (Pinnacle V ™)
	2012	99	8.06	799	2.17%	1.55%	19.18%
	2011	107	6.76	726	0.97%	1.55%	(8.41)%
	2010	133	7.39	979	1.34%	1.55%	5.79%
	2009	101	6.99	703	1.20%	1.55%	29.16%
	2008	88	5.41	477	2.25%	1.55%	(43.24)%
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)
	2012	12	14.16	176	2.95%	1.60%	15.98%
	2011	12	12.21	151	4.96%	1.60%	5.18%
	2010	13	11.61	148	4.33%	1.60%	7.99%
	2009	6	10.75	62	5.92%	1.60%	28.03%
	2008	3	8.40	24	15.29%	1.60%	(16.05)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2012	6	14.71	91	2.87%	1.15%	16.51%
	2011	5	12.62	63	3.95%	1.15%	5.66%
	2010	4	11.95	44	3.99%	1.15%	8.48%
	2009	4	11.01	39	4.85%	1.15%	28.62%
	2008	1	8.56	8	16.91%	1.15%	(15.96)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2012	7	$14.84	$104	3.66%	1.00%	16.69%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2012	13	14.37	181	2.29%	1.55%	16.04%
	2011	9	12.39	117	4.71%	1.55%	5.23%
	2010	10	11.77	112	4.08%	1.55%	8.04%
	2009	9	10.89	99	7.50%	1.55%	28.10%
	2008	11	8.50	95	8.61%	1.55%	(16.30)%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2012	1	24.48	19	2.22%	1.35%	16.28%
	2011	1	21.06	25	4.58%	1.35%	5.45%
	2010	1	19.97	23	3.93%	1.35%	8.26%
	2009	1	18.44	26	7.52%	1.35%	28.36%
	2008	1	14.37	18	9.41%	1.35%	(16.13)%
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2012	8	24.24	193	2.33%	1.45%	16.16%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)
	2012	16	14.46	236	2.92%	1.45%	16.16%
	2011	17	12.45	218	4.51%	1.45%	5.34%
	2010	17	11.81	205	4.16%	1.45%	8.11%
	2009	15	10.92	167	0.75%	1.45%	28.18%
	2008	54	8.52	456	8.51%	1.45%	(16.21)%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2012	94	20.93	1,961	1.97%	1.67%	15.90%
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
	2010	17	17.18	285	4.13%	1.67%	7.91%
	2009	17	15.92	277	8.43%	1.67%	27.94%
	2008	18	12.44	218	9.17%	1.67%	(16.40)%
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)
	2012	32	14.29	458	2.74%	1.55%	16.04%
	2011	26	12.32	318	4.50%	1.55%	5.23%
	2010	17	11.71	205	4.06%	1.55%	8.09%
	2009	12	10.83	132	3.65%	1.55%	28.05%
	2008	8	8.46	67	9.95%	1.55%	(16.28)%
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)
	2012	47	8.66	408	0.00%	1.60%	17.91%
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
	2010	34	9.13	310	0.61%	1.60%	17.05%
	2009	23	7.80	180	0.00%	1.60%	67.40%
	2008	10	4.66	47	7.51%	1.60%	(53.42)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2012	3	13.47	40	0.00%	1.15%	18.46%
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
	2010	7	14.07	100	0.58%	1.15%	17.58%
	2009	8	11.97	90	0.00%	1.15%	68.16%
	2008	5	7.12	36	8.01%	1.15%	(57.24)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2012	4	$35.86	$149	0.00%	1.00%	18.64%
	2011	10	30.23	291	0.34%	1.00%	(19.05)%
	2010	10	37.34	359	0.54%	1.00%	17.76%
	2009	18	31.71	567	0.00%	1.00%	68.42%
	2008	10	18.83	181	7.62%	1.00%	(57.18)%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2012	7	33.92	233	0.00%	1.55%	17.97%
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
	2010	16	35.72	571	0.58%	1.55%	17.11%
	2009	26	30.50	782	0.00%	1.55%	67.48%
	2008	28	18.21	502	7.56%	1.55%	(57.42)%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2012	17	34.61	580	0.00%	1.35%	18.22%
	2011	22	29.28	653	0.36%	1.35%	(19.34)%
	2010	29	36.30	1,070	0.56%	1.35%	17.34%
	2009	38	30.93	1,176	0.00%	1.35%	67.82%
	2008	31	18.43	570	9.30%	1.35%	(57.33)%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2012	11	34.26	367	0.00%	1.45%	18.09%
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
	2010	13	36.01	474	0.59%	1.45%	17.22%
	2009	12	30.72	381	0.00%	1.45%	67.65%
	2008	13	18.32	234	6.83%	1.45%	(57.37)%
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)
	2012	11	34.61	378	0.00%	1.35%	18.22%
	2011	12	29.28	357	0.32%	1.35%	(19.34)%
	2010	25	36.30	919	0.56%	1.35%	17.35%
	2009	39	30.93	1,197	0.00%	1.35%	67.80%
	2008	30	18.43	560	7.72%	1.35%	(57.33)%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)
	2012	44	34.26	1,523	0.00%	1.45%	18.10%
	2011	70	29.01	2,033	0.34%	1.45%	(19.42)%
	2010	88	36.01	3,181	0.63%	1.45%	17.23%
	2009	87	30.72	2,658	0.00%	1.45%	67.67%
	2008	95	18.32	1,739	7.71%	1.45%	(57.37)%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2012	29	29.43	858	0.00%	1.67%	17.83%
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
	2010	40	31.07	1,238	0.52%	1.67%	16.96%
	2009	55	26.56	1,460	0.00%	1.67%	67.28%
	2008	31	15.88	485	7.88%	1.67%	(57.47)%
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)
	2012	104	9.85	1,024	0.00%	1.55%	17.97%
	2011	128	8.35	1,068	0.36%	1.55%	(19.50)%
	2010	142	10.37	1,469	0.58%	1.55%	17.05%
	2009	109	8.86	966	0.00%	1.55%	67.50%
	2008	55	5.29	293	7.92%	1.55%	(57.41)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2(continued):
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2012	73	$22.55	$1,637	1.05%	1.67%	13.68%
	2011	30	19.84	598	0.39%	1.67%	3.90%
	2010	75	19.09	1,434	2.31%	1.67%	27.37%
	2009	40	14.99	601	2.72%	1.67%	26.35%
	2008	55	11.86	655	9.08%	1.67%	(39.09)%
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)
	2012	24	11.72	276	0.58%	1.60%	13.76%
	2011	19	10.30	191	0.45%	1.60%	3.98%
	2010	9	9.91	85	1.70%	1.60%	27.46%
	2009	4	7.77	34	2.37%	1.60%	26.44%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2012	16	9.17	147	0.55%	1.15%	14.29%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2012	5	9.25	45	0.81%	1.00%	14.46%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2012	8	8.96	75	0.56%	1.55%	13.82%
	2011	10	7.87	81	0.55%	1.55%	4.03%
	2010	11	7.57	83	2.00%	1.55%	27.52%
	2009	12	5.93	72	3.07%	1.55%	26.50%
	2008	13	4.69	59	8.90%	1.55%	(39.02)%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2012	3	27.00	94	0.52%	1.35%	14.05%
	2011	4	23.68	94	0.70%	1.35%	4.24%
	2010	16	22.71	368	2.00%	1.35%	27.78%
	2009	13	17.78	237	2.16%	1.35%	26.76%
	2008	25	14.02	344	10.97%	1.35%	(38.90)%
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2012	6	26.73	161	0.61%	1.45%	13.94%
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)
	2012	90	9.01	810	0.65%	1.45%	13.94%
	2011	114	7.91	903	0.56%	1.45%	4.13%
	2010	128	7.59	975	1.99%	1.45%	27.58%
	2009	128	5.95	761	1.84%	1.45%	26.65%
	2008	142	4.70	665	8.83%	1.45%	(38.93)%
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)
	2012	89	9.58	854	0.60%	1.55%	13.82%
	2011	104	8.41	873	0.54%	1.55%	4.03%
	2010	73	8.09	593	1.63%	1.55%	27.57%
	2009	29	6.34	181	0.80%	1.55%	26.47%
	2008	22	5.01	112	9.74%	1.55%	(39.06)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)
	2012	12	9.42	117	2.19%	1.60%	11.74%
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II™)
	2012	1	9.49	6	1.95%	1.15%	12.26%
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice™)
	2012	1	9.51	8	2.11%	1.00%	12.43%
	2011	1	8.46	6	5.16%	1.00%	(15.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3(continued):
BlackRock Capital Appreciation VI (Grandmaster flex3 ™)
	2012	1	$9.42	$7	3.70%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Grandmaster™)
	2012	*-	9.46	1	3.74%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle ™)
	2012	2	9.46	15	3.69%	1.35%	12.03%
	2011	*-	8.44	*-	0.00%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV ™)
	2012	2	9.44	23	2.92%	1.45%	11.92%
	2011	1	8.43	6	5.15%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V ™)
	2012	12	9.42	117	3.09%	1.55%	11.80%
	2011	3	8.43	23	5.16%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge™)
	2012	63	9.65	607	1.94%	1.60%	8.20%
	2011	58	8.92	514	9.28%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II™)
	2012	7	9.73	71	2.22%	1.15%	8.70%
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice™)
	2012	3	9.75	31	0.50%	1.00%	8.86%
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3 ™)
	2012	6	9.66	57	2.26%	1.55%	8.26%
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster™)
	2012	4	9.70	43	2.98%	1.35%	8.48%
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle ™)
	2012	2	9.70	24	0.86%	1.35%	8.48%
	2011	9	8.94	78	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV ™)
	2012	1	9.68	7	0.35%	1.45%	8.37%
	2011	8	8.93	72	9.08%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle V ™)
	2012	9	9.66	91	1.67%	1.55%	8.26%
	2011	12	8.93	105	9.16%	1.55%	(10.74)%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle ™)
	2012	35	17.85	626	0.92%	1.35%	14.68%
	2011	43	15.57	677	0.90%	1.35%	(5.70)%
	2010	52	16.51	865	1.07%	1.35%	24.71%
	2009	68	13.24	895	1.68%	1.35%	24.88%
	2008	72	10.60	769	3.00%	1.35%	(35.03)%
DWS Small Cap Index VIP (Pinnacle IV ™)
	2012	2	17.45	31	0.97%	1.45%	14.56%
	2011	2	15.23	29	1.08%	1.45%	(5.80)%
	2010	3	16.17	56	0.92%	1.45%	24.55%
	2009	4	12.98	47	0.96%	1.45%	24.72%
	2008	5	10.41	47	2.84%	1.45%	(35.07)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class A(continued):
DWS Small Cap Index VIP (Pinnacle Plus II Reduced M&E ™)*
	2012	*-	$17.89	$2	1.72%	1.10%	2.66%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge™)
	2012	1	9.67	5	0.00%	1.60%	16.72%
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3 ™)
	2012	1	9.68	10	0.00%	1.55%	16.78%
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster™)
	2012	*-	9.71	*-	0.00%	1.35%	17.02%
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle ™)
	2012	3	9.71	29	0.00%	1.35%	17.02%
	2011	3	8.30	26	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV ™)
	2012	2	9.69	20	0.00%	1.45%	16.90%
	2011	2	8.29	17	0.00%	1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus™)
	2012	10	9.66	101	0.00%	1.67%	16.64%
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V ™)
	2012	5	9.68	45	0.00%	1.55%	16.78%
	2011	3	8.29	22	0.00%	1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge ™)
	2012	16	15.72	252	4.36%	1.60%	9.47%
	2011	18	14.36	263	18.44%	1.60%	(7.63)%
	2010	4	15.55	66	0.66%	1.60%	24.44%
	2009	1	12.50	13	0.00%	1.60%	24.97%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II ™)
	2012	1	15.99	18	3.81%	1.15%	9.97%
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
	2010	*-	15.67	3	0.00%	1.15%	25.01%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 ™)
	2012	*-	15.75	2	9.40%	1.55%	9.52%
Columbia VIT Small Cap Value Class 2 (Grandmaster ™)
	2012	1	15.87	24	2.31%	1.35%	9.75%
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
	2010	3	15.62	51	1.10%	1.35%	24.76%
	2009	2	12.52	28	0.00%	1.35%	25.18%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus ™)
	2012	6	15.68	95	6.21%	1.67%	9.39%
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
	2010	13	15.53	197	0.58%	1.67%	24.36%
	2009	*-	12.49	2	0.00%	1.67%	24.91%
Columbia VIT Small Cap Value Class 2 (Pinnacle ™)
	2012	*-	15.87	4	3.95%	1.35%	9.75%
	2011	2	14.46	23	18.46%	1.35%	(7.40)%
	2010	2	15.62	29	1.31%	1.35%	24.78%
	2009	*-	12.52	4	0.00%	1.35%	25.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B(continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle IV ™)
	2012	*-	$15.81	$6	1.37%	1.45%	9.63%
	2011	3	14.42	38	20.16%	1.45%	(7.49)%
	2010	2	15.59	33	1.20%	1.45%	24.63%
Columbia VIT Small Cap Value Class 2 (Pinnacle V ™)
	2012	6	15.75	90	4.42%	1.55%	9.52%
	2011	6	14.38	85	13.78%	1.55%	(7.58)%
	2010	4	15.56	60	0.90%	1.55%	24.47%
	2009	*-	12.50	1	0.00%	1.55%	25.00%
DWS Small Cap Index (AdvantEdge ™)
	2012	*-	11.79	2	0.70%	1.60%	14.02%
	2011	*-	10.34	2	0.58%	1.60%	(6.10)%
	2010	*-	11.01	2	0.88%	1.60%	24.09%
	2009	1	8.87	6	1.42%	1.60%	24.25%
DWS Small Cap Index (AnnuiChoice II ™)
	2012	3	11.51	31	0.85%	1.15%	14.54%
	2011	3	10.05	28	0.89%	1.15%	(5.67)%
	2010	2	10.65	18	0.67%	1.15%	24.66%
	2009	2	8.54	19	1.67%	1.15%	24.82%
	2008	2	6.84	15	2.01%	1.15%	(35.08)%
DWS Small Cap Index (AnnuiChoice ™)
	2012	2	16.47	36	0.85%	1.00%	14.71%
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
	2010	5	15.20	74	0.77%	1.00%	24.85%
	2009	8	12.17	102	1.67%	1.00%	25.01%
	2008	10	9.74	98	2.57%	1.00%	(34.99)%
DWS Small Cap Index (GrandMaster flex3 ™)
	2012	4	16.73	68	0.70%	1.55%	14.07%
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
	2010	6	15.61	92	0.65%	1.55%	24.16%
	2009	7	12.58	93	1.70%	1.55%	24.31%
	2008	11	10.12	115	2.63%	1.55%	(35.35)%
DWS Small Cap Index (Grandmaster ™)
	2012	2	14.31	24	1.07%	1.35%	14.31%
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
	2010	1	13.30	18	0.60%	1.35%	24.41%
	2009	2	10.69	18	1.35%	1.35%	24.57%
	2008	2	8.58	16	1.95%	1.35%	(35.22)%
DWS Small Cap Index (IQ3 ™)
	2012	5	15.56	79	0.64%	1.45%	14.19%
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
	2010	7	14.49	103	0.64%	1.45%	24.28%
	2009	7	11.66	77	1.55%	1.45%	24.44%
	2008	7	9.37	62	2.61%	1.45%	(35.28)%
DWS Small Cap Index (Pinnacle Plus ™)
	2012	20	16.09	330	4.24%	1.67%	13.94%
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
	2010	22	15.05	334	0.64%	1.67%	24.00%
	2009	24	12.13	294	1.68%	1.67%	24.16%
	2008	29	9.77	281	2.65%	1.67%	(35.43)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B(continued):
DWS Small Cap Index VIP (Pinnacle IV ™)
	2012	18	$15.56	$278	0.83%	1.45%	14.19%
	2011	25	13.63	338	0.61%	1.45%	(5.96)%
	2010	31	14.49	446	0.65%	1.45%	24.29%
	2009	37	11.66	427	1.24%	1.45%	24.46%
	2008	46	9.37	429	2.67%	1.45%	(35.27)%
DWS Small Cap Index VIP (Pinnacle V ™)
	2012	11	9.90	111	0.82%	1.55%	14.07%
	2011	13	8.68	111	0.57%	1.55%	(6.05)%
	2010	13	9.24	117	0.64%	1.55%	24.22%
	2009	13	7.44	93	0.34%	1.55%	24.34%
	2008	8	5.98	47	3.09%	1.55%	(35.39)%
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)
	2012	30	12.46	380	4.72%	1.60%	12.96%
	2011	32	11.03	350	8.01%	1.60%	0.30%
	2010	27	11.00	296	7.09%	1.60%	11.20%
	2009	17	9.89	170	27.73%	1.60%	19.49%
Pimco VIT All Asset (IQ Annuity ™)
	2012	14	12.46	174	4.86%	1.45%	13.14%
	2011	14	11.01	153	7.67%	1.45%	0.45%
	2010	13	10.96	146	7.23%	1.45%	11.37%
	2009	8	9.84	78	7.22%	1.45%	19.67%
	2008	3	8.22	26	11.80%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle ™)
	2012	7	12.52	90	4.83%	1.35%	13.25%
	2011	8	11.05	84	9.89%	1.35%	0.55%
	2010	8	10.99	88	6.84%	1.35%	11.47%
	2009	4	9.86	44	1.34%	1.35%	19.80%
Pimco VIT All Asset (AnnuiChoice II ™)
	2012	37	12.74	471	5.60%	1.15%	13.48%
	2011	32	11.23	356	7.66%	1.15%	0.76%
	2010	29	11.14	319	6.83%	1.15%	11.71%
	2009	17	9.98	171	6.94%	1.15%	20.03%
	2008	16	8.31	136	8.55%	1.15%	(16.88)%
Pimco VIT All Asset (AnnuiChoice ™)
	2012	4	12.72	50	4.54%	1.00%	13.65%
	2011	6	11.20	64	7.65%	1.00%	0.91%
	2010	6	11.10	64	6.24%	1.00%	11.88%
	2009	7	9.92	65	6.91%	1.00%	20.21%
	2008	6	8.25	53	8.05%	1.00%	(17.50)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2012	21	12.40	261	4.89%	1.55%	13.02%
	2011	21	10.97	226	7.86%	1.55%	0.35%
	2010	14	10.93	156	8.16%	1.55%	11.25%
	2009	*-	9.83	5	79.78%	1.55%	19.55%
Pimco VIT All Asset (Grandmaster ™)
	2012	109	12.52	1,364	5.14%	1.35%	13.25%
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
	2010	106	10.99	1,161	8.51%	1.35%	11.48%
	2009	*-	9.86	3	48.81%	1.35%	19.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT All Asset (Pinnacle IV ™)
	2012	147	$12.56	$1,840	4.88%	1.45%	13.14%
	2011	149	11.10	1,656	8.06%	1.45%	0.45%
	2010	132	11.05	1,458	8.38%	1.45%	11.38%
	2009	11	9.92	112	6.51%	1.45%	19.66%
	2008	1	8.29	12	6.87%	1.45%	(17.10)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2012	22	12.33	271	5.73%	1.67%	12.88%
	2011	18	10.92	195	7.31%	1.67%	0.23%
	2010	20	10.90	214	7.10%	1.67%	11.12%
	2009	9	9.81	84	7.49%	1.67%	19.40%
	2008	21	8.21	174	8.86%	1.67%	(17.88)%
Pimco VIT All Asset (Pinnacle V ™)
	2012	44	12.49	550	5.20%	1.55%	13.02%
	2011	35	11.06	388	8.91%	1.55%	0.35%
	2010	22	11.02	243	7.97%	1.55%	11.29%
	2009	6	9.90	62	3.54%	1.55%	19.52%
	2008	2	8.28	14	5.60%	1.55%	(17.20)%
Pimco VIT Commodity Real Return (Pinnacle ™)
	2012	30	7.71	234	5.62%	1.35%	3.70%
	2011	31	7.44	229	15.24%	1.35%	(8.79)%
	2010	28	8.16	228	17.02%	1.35%	22.64%
	2009	27	6.65	178	21.00%	1.35%	39.63%
	2008	8	4.76	40	7.26%	1.35%	(52.40)%
Pimco VIT Commodity Real Return (Pinnacle IV ™)
	2012	94	7.73	724	5.53%	1.45%	3.59%
	2011	103	7.47	768	14.35%	1.45%	(8.88)%
	2010	122	8.19	1,002	18.43%	1.45%	22.41%
	2009	59	6.69	394	6.27%	1.45%	39.55%
	2008	46	4.79	219	6.58%	1.45%	(52.10)%
Pimco VIT Commodity Real Return (Pinnacle V ™)
	2012	160	7.70	1,228	5.83%	1.55%	3.49%
	2011	157	7.44	1,169	15.00%	1.55%	(8.97)%
	2010	149	8.17	1,215	18.04%	1.55%	22.34%
	2009	78	6.68	520	7.53%	1.55%	39.46%
	2008	10	4.79	46	9.12%	1.55%	(52.10)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)
	2012	65	7.68	497	5.97%	1.60%	3.43%
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
	2010	46	8.16	379	18.54%	1.60%	22.26%
	2009	18	6.67	123	14.01%	1.60%	39.35%
	2008	9	4.79	45	8.34%	1.60%	(52.12)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2012	19	7.85	151	5.38%	1.15%	3.91%
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
	2010	29	8.26	243	19.17%	1.15%	22.82%
	2009	11	6.73	75	16.16%	1.15%	39.99%
	2008	5	4.81	22	11.42%	1.15%	(51.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2012	5	$7.84	$39	5.55%	1.00%	4.07%
	2011	5	7.54	41	14.76%	1.00%	(8.47)%
	2010	7	8.23	59	18.85%	1.00%	23.01%
	2009	4	6.69	28	12.30%	1.00%	40.20%
	2008	2	4.77	10	7.53%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2012	30	7.71	231	4.62%	1.35%	3.70%
	2011	61	7.44	452	14.89%	1.35%	(8.79)%
	2010	65	8.16	534	17.84%	1.35%	22.57%
	2009	49	6.65	326	13.59%	1.35%	39.71%
	2008	9	4.76	42	11.04%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2012	42	7.68	320	6.54%	1.45%	3.59%
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
	2010	24	8.13	193	17.02%	1.45%	22.45%
	2009	24	6.64	161	12.66%	1.45%	39.56%
	2008	18	4.76	84	12.23%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2012	11	7.64	84	5.96%	1.55%	3.49%
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
	2010	10	8.11	81	18.88%	1.55%	22.33%
	2009	8	6.63	52	15.23%	1.55%	39.42%
	2008	2	4.76	10	9.08%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2012	55	7.60	414	5.78%	1.67%	3.36%
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
	2010	63	8.09	513	18.92%	1.67%	22.18%
	2009	19	6.62	125	9.87%	1.67%	39.25%
	2008	17	4.75	82	6.52%	1.67%	(52.48)%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2012	9	11.76	112	1.76%	1.15%	4.52%
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
	2010	9	11.27	102	2.39%	1.15%	3.98%
	2009	*-	10.84	5	9.99%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice ™)
	2012	2	11.88	19	1.79%	1.00%	4.68%
	2011	3	11.35	38	2.20%	1.00%	0.00%
	2010	20	11.35	223	1.81%	1.00%	4.13%
	2009	29	10.90	313	11.35%	1.00%	12.08%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2012	16	11.57	188	1.58%	1.55%	4.10%
	2011	14	11.12	158	1.70%	1.55%	(0.55)%
	2010	16	11.18	181	1.89%	1.55%	3.56%
	2009	9	10.80	101	11.51%	1.55%	11.46%
Pimco VIT Low Duration (Grandmaster™)
	2012	6	11.68	67	2.53%	1.35%	4.31%
	2011	6	11.20	66	1.45%	1.35%	(0.35)%
	2010	7	11.24	84	1.88%	1.35%	3.77%
	2009	1	10.83	8	7.96%	1.35%	11.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT Low Duration (IQ Annuity ™)
	2012	59	$11.63	$686	1.81%	1.45%	4.21%
	2011	59	11.16	663	2.33%	1.45%	(0.45)%
	2010	10	11.21	118	2.01%	1.45%	3.66%
	2009	4	10.81	42	8.33%	1.45%	11.57%
	2008	2	9.69	15	10.23%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle ™)
	2012	4	11.68	45	1.80%	1.35%	4.31%
	2011	3	11.20	36	1.69%	1.35%	(0.35)%
	2010	24	11.24	270	1.85%	1.35%	3.77%
	2009	22	10.83	233	14.18%	1.35%	11.66%
	2008	30	9.70	288	5.19%	1.35%	(3.00)%
Pimco VIT Low Duration (Pinnacle IV ™)
	2012	66	11.59	767	1.79%	1.45%	4.21%
	2011	67	11.12	745	2.21%	1.45%	(0.45)%
	2010	15	11.17	163	1.75%	1.45%	3.65%
	2009	26	10.78	286	4.87%	1.45%	11.60%
	2008	*-	9.66	5	4.66%	1.45%	(3.40)%
Pimco VIT Low Duration (AdvantEdge ™)
	2012	46	11.50	525	1.83%	1.60%	4.05%
	2011	49	11.06	540	1.90%	1.60%	(0.60)%
	2010	29	11.12	322	2.12%	1.60%	3.50%
	2009	7	10.75	80	7.62%	1.60%	11.40%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2012	37	11.51	423	1.78%	1.67%	3.97%
	2011	40	11.07	438	1.76%	1.67%	(0.67)%
	2010	25	11.14	280	1.88%	1.67%	3.43%
	2009	17	10.77	186	6.49%	1.67%	11.32%
	2008	10	9.68	92	6.82%	1.67%	(3.22)%
Pimco VIT Low Duration (Pinnacle V ™)
	2012	76	11.53	872	1.83%	1.55%	4.10%
	2011	64	11.08	705	1.98%	1.55%	(0.55)%
	2010	17	11.14	186	1.99%	1.55%	3.56%
	2009	8	10.76	84	4.10%	1.55%	11.49%
	2008	3	9.65	26	6.62%	1.55%	(3.50)%
Pimco VIT Real Return (Pinnacle IV ™)
	2012	72	13.00	934	6.42%	1.45%	7.06%
	2011	69	12.14	837	5.70%	1.45%	9.95%
	2010	51	11.04	565	2.20%	1.45%	6.39%
	2009	38	10.38	389	3.28%	1.45%	16.57%
	2008	29	8.90	257	3.48%	1.45%	(11.00)%
Pimco VIT Real Return (AdvantEdge ™)
	2012	16	12.90	206	6.44%	1.60%	6.90%
	2011	15	12.07	181	5.29%	1.60%	9.78%
	2010	11	11.00	123	2.53%	1.60%	6.27%
	2009	2	10.35	22	8.06%	1.60%	16.35%
	2008	1	8.89	8	3.47%	1.60%	(11.07)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT Real Return (AnnuiChoice II ™)
	2012	23	$13.19	$306	7.77%	1.15%	7.39%
	2011	14	12.29	173	5.38%	1.15%	10.28%
	2010	8	11.14	91	2.41%	1.15%	6.76%
	2009	2	10.44	23	6.91%	1.15%	16.88%
Pimco VIT Real Return (AnnuiChoice ™)
	2012	34	13.30	451	6.19%	1.00%	7.55%
	2011	40	12.36	491	5.55%	1.00%	10.45%
	2010	30	11.19	337	2.34%	1.00%	6.92%
	2009	11	10.47	119	18.00%	1.00%	17.06%
	2008	*-	8.94	*-	3.53%	1.00%	(10.56)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2012	5	12.96	69	6.13%	1.55%	6.95%
	2011	5	12.11	66	4.13%	1.55%	9.83%
	2010	8	11.03	90	2.21%	1.55%	6.33%
	2009	8	10.37	82	7.32%	1.55%	16.41%
	2008	*-	8.91	*-	3.43%	1.55%	(10.89)%
Pimco VIT Real Return (Grandmaster ™)
	2012	18	13.08	241	7.78%	1.35%	7.17%
	2011	11	12.20	136	4.91%	1.35%	10.06%
	2010	10	11.09	109	2.23%	1.35%	6.54%
	2009	6	10.41	66	9.07%	1.35%	16.65%
	2008	2	8.92	16	3.47%	1.35%	(10.77)%
Pimco VIT Real Return (IQ Annuity ™)
	2012	21	13.02	276	5.92%	1.45%	7.06%
	2011	24	12.16	287	4.88%	1.45%	9.94%
	2010	20	11.06	227	2.15%	1.45%	6.43%
	2009	21	10.39	214	10.53%	1.45%	16.53%
	2008	5	8.92	47	3.78%	1.45%	(10.83)%
Pimco VIT Real Return (Pinnacle ™)
	2012	16	13.08	206	6.24%	1.35%	7.17%
	2011	17	12.20	209	4.73%	1.35%	10.06%
	2010	25	11.09	281	2.17%	1.35%	6.55%
	2009	22	10.41	226	5.67%	1.35%	16.67%
	2008	3	8.92	29	3.61%	1.35%	(10.80)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2012	160	12.88	2,058	3.53%	1.67%	6.82%
	2011	386	12.06	4,656	7.14%	1.67%	9.70%
	2010	19	10.99	205	2.15%	1.67%	6.20%
	2009	10	10.35	102	6.16%	1.67%	16.27%
	2008	4	8.90	33	3.47%	1.67%	(10.97)%
Pimco VIT Real Return (Pinnacle V ™)
	2012	114	12.94	1,475	7.26%	1.55%	6.95%
	2011	84	12.10	1,021	5.15%	1.55%	9.83%
	2010	93	11.01	1,020	2.22%	1.55%	6.30%
	2009	72	10.36	741	15.31%	1.55%	16.44%
	2008	36	8.90	320	3.53%	1.55%	(11.00)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT Total Return (Pinnacle V ™)
	2012	629	$13.28	$8,354	4.56%	1.55%	7.79%
	2011	538	12.32	6,621	4.16%	1.55%	1.90%
	2010	441	12.09	5,336	6.11%	1.55%	6.36%
	2009	176	11.37	1,999	2.78%	1.55%	12.19%
	2008	33	10.14	330	6.33%	1.55%	1.40%
Pimco VIT Total Return (AdvantEdge ™)
	2012	344	13.24	4,559	4.52%	1.60%	7.73%
	2011	319	12.29	3,924	4.15%	1.60%	1.85%
	2010	252	12.07	3,038	5.64%	1.60%	6.27%
	2009	156	11.36	1,770	7.42%	1.60%	12.10%
	2008	35	10.13	356	6.16%	1.60%	1.31%
Pimco VIT Total Return (AnnuiChoice II ™)
	2012	90	13.54	1,215	4.71%	1.15%	8.23%
	2011	83	12.51	1,038	4.05%	1.15%	2.32%
	2010	76	12.23	929	5.42%	1.15%	6.76%
	2009	83	11.45	951	6.79%	1.15%	12.62%
	2008	43	10.17	440	6.09%	1.15%	1.70%
Pimco VIT Total Return (AnnuiChoice ™)
	2012	28	13.44	383	3.88%	1.00%	8.39%
	2011	76	12.40	938	3.78%	1.00%	2.47%
	2010	92	12.10	1,119	4.98%	1.00%	6.92%
	2009	126	11.32	1,431	6.66%	1.00%	12.79%
	2008	20	10.04	200	6.40%	1.00%	0.36%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2012	51	13.10	664	4.25%	1.55%	7.79%
	2011	50	12.15	603	3.86%	1.55%	1.90%
	2010	53	11.92	630	5.44%	1.55%	6.33%
	2009	25	11.21	278	6.88%	1.55%	12.16%
	2008	3	10.00	28	8.03%	1.55%	(0.02)%
Pimco VIT Total Return (Grandmaster ™)
	2012	80	13.22	1,063	4.67%	1.35%	8.01%
	2011	74	12.24	900	3.77%	1.35%	2.11%
	2010	83	11.99	1,001	5.35%	1.35%	6.54%
	2009	70	11.25	792	6.91%	1.35%	12.39%
	2008	6	10.01	58	5.63%	1.35%	0.12%
Pimco VIT Total Return (IQ Annuity ™)
	2012	80	13.16	1,056	4.50%	1.45%	7.90%
	2011	78	12.20	948	3.99%	1.45%	2.01%
	2010	80	11.96	957	5.53%	1.45%	6.44%
	2009	69	11.23	770	7.07%	1.45%	12.27%
	2008	31	10.01	309	7.16%	1.45%	0.05%
Pimco VIT Total Return (Pinnacle ™)
	2012	72	13.22	945	4.20%	1.35%	8.01%
	2011	87	12.24	1,061	3.95%	1.35%	2.11%
	2010	90	11.99	1,080	4.91%	1.35%	6.56%
	2009	93	11.25	1,047	3.43%	1.35%	12.36%
	2008	5	10.01	54	5.81%	1.35%	0.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class(continued):
Pimco VIT Total Return (Pinnacle IV ™)
	2012	99	$13.34	$1,322	4.37%	1.45%	7.90%
	2011	98	12.37	1,217	4.09%	1.45%	2.01%
	2010	97	12.12	1,178	5.17%	1.45%	6.42%
	2009	92	11.39	1,048	1.35%	1.45%	12.29%
	2008	58	10.14	591	6.71%	1.45%	1.40%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)
	2012	1	10.85	13	4.52%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus ™)
	2012	190	13.02	2,471	5.19%	1.67%	7.66%
	2011	100	12.10	1,208	4.58%	1.67%	1.78%
	2010	55	11.89	654	6.29%	1.67%	6.20%
	2009	23	11.19	257	6.53%	1.67%	12.02%
	2008	27	9.99	268	6.79%	1.67%	(0.10)%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle ™)
	2012	1	6.77	6	0.00%	1.35%	(12.41)%
	2011	1	7.72	9	0.00%	1.35%	(9.86)%
	2010	2	8.57	17	0.00%	1.35%	(4.82)%
	2009	33	9.00	294	0.00%	1.35%	(5.35)%
	2008	2	9.51	15	0.00%	1.35%	(4.90)%
Guggenheim VT Global Managed Future Strategy (Pinnacle IV ™)
	2012	2	6.74	13	0.00%	1.45%	(12.50)%
	2011	6	7.70	43	0.00%	1.45%	(9.95)%
	2010	28	8.55	239	0.00%	1.45%	(4.94)%
	2009	49	8.99	437	0.00%	1.45%	(5.45)%
	2008	69	9.51	653	0.00%	1.45%	(4.90)%
Guggenheim VT Global Managed Future Strategy (Pinnacle V ™)
	2012	22	6.71	148	0.00%	1.55%	(12.59)%
	2011	30	7.68	230	0.00%	1.55%	(10.04)%
	2010	31	8.53	262	0.00%	1.55%	(5.05)%
	2009	37	8.98	328	0.00%	1.55%	(5.54)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge ™)
	2012	19	6.70	127	0.00%	1.60%	(12.63)%
	2011	16	7.66	120	0.00%	1.60%	(10.09)%
	2010	14	8.52	117	0.00%	1.60%	(5.08)%
	2009	8	8.98	70	0.00%	1.60%	(5.55)%
	2008	1	9.51	10	0.00%	1.60%	(4.94)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II ™)
	2012	2	6.82	15	0.00%	1.15%	(12.23)%
	2011	2	7.77	19	0.00%	1.15%	(9.68)%
	2010	2	8.61	14	0.00%	1.15%	(4.64)%
	2009	40	9.02	358	0.00%	1.15%	(5.12)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice ™)
	2012	1	6.86	7	0.00%	1.00%	(12.10)%
	2011	1	7.81	11	0.00%	1.00%	(9.54)%
	2010	6	8.63	50	0.00%	1.00%	(4.50)%
	2009	40	9.04	365	0.00%	1.00%	(4.97)%
	2008	1	9.51	9	0.00%	1.00%	(4.87)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class(continued):
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 ™)
	2012	*-	$6.71	$ *-	0.00%	1.55%	(12.59)%
	2011	*-	7.68	*-	0.00%	1.55%	(10.04)%
	2010	1	8.53	6	0.00%	1.55%	(5.03)%
	2009	1	8.98	10	0.00%	1.55%	(5.50)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster ™)
	2012	2	6.77	12	0.00%	1.35%	(12.41)%
	2011	1	7.72	6	0.00%	1.35%	(9.86)%
	2010	*-	8.57	4	0.00%	1.35%	(4.84)%
	2009	45	9.00	407	0.00%	1.35%	(5.31)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus ™)
	2012	8	6.68	52	0.00%	1.67%	(12.69)%
	2011	14	7.65	108	0.00%	1.67%	(10.15)%
	2010	15	8.51	131	0.00%	1.67%	(5.15)%
	2009	28	8.97	250	0.00%	1.67%	(5.62)%
	2008	6	9.51	57	0.00%	1.67%	(4.95)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge ™)
	2012	16	8.53	137	0.64%	1.60%	0.58%
	2011	13	8.48	110	0.00%	1.60%	1.73%
	2010	11	8.34	90	0.00%	1.60%	4.48%
	2009	11	7.98	91	1.63%	1.60%	(4.83)%
	2008	3	8.38	23	1.04%	1.60%	(16.15)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2012	11	8.72	99	0.83%	1.15%	1.04%
	2011	7	8.63	58	0.00%	1.15%	2.20%
	2010	7	8.45	58	0.00%	1.15%	4.96%
	2009	25	8.05	202	0.69%	1.15%	(4.40)%
	2008	71	8.42	595	1.16%	1.15%	(15.82)%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice ™)
	2012	24	8.66	204	1.00%	1.00%	1.20%
	2011	4	8.56	32	0.00%	1.00%	2.35%
	2010	12	8.36	97	0.00%	1.00%	5.12%
	2009	20	7.96	156	0.74%	1.00%	(4.25)%
	2008	50	8.31	420	1.19%	1.00%	(16.90)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2012	4	8.44	35	0.78%	1.55%	0.63%
	2011	2	8.39	17	0.00%	1.55%	1.78%
	2010	3	8.24	21	0.00%	1.55%	4.54%
	2009	3	7.88	20	1.46%	1.55%	(4.78)%
	2008	1	8.28	4	1.24%	1.55%	(17.21)%
Guggenheim VT Multi-Hedge Strategies (Grandmaster ™)
	2012	12	8.52	100	0.46%	1.35%	0.84%
	2011	18	8.45	153	0.00%	1.35%	1.99%
	2010	6	8.29	53	0.00%	1.35%	4.75%
	2009	7	7.91	52	1.77%	1.35%	(4.59)%
	2008	1	8.29	7	0.99%	1.35%	(17.09)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class(continued):
Guggenheim VT Multi-Hedge Strategies (IQ Annuity ™)
	2012	9	$8.48	$75	0.54%	1.45%	0.74%
	2011	11	8.42	91	0.00%	1.45%	1.89%
	2010	11	8.26	92	0.00%	1.45%	4.64%
	2009	20	7.90	156	1.48%	1.45%	(4.69)%
	2008	5	8.28	41	1.51%	1.45%	(17.15)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle ™)
	2012	19	8.52	165	0.63%	1.35%	0.84%
	2011	16	8.45	139	0.00%	1.35%	1.99%
	2010	16	8.29	131	0.00%	1.35%	4.80%
	2009	19	7.91	154	9.91%	1.35%	(4.59)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV ™)
	2012	7	8.59	64	0.64%	1.45%	0.74%
	2011	9	8.53	75	0.00%	1.45%	1.89%
	2010	9	8.37	76	0.00%	1.45%	4.60%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2012	25	8.39	213	0.59%	1.67%	0.51%
	2011	24	8.35	200	0.00%	1.67%	1.66%
	2010	3	8.21	28	0.00%	1.67%	4.41%
	2009	4	7.87	29	1.11%	1.67%	(4.90)%
	2008	2	8.27	20	2.68%	1.67%	(17.28)%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V ™)
	2012	24	8.55	205	0.69%	1.55%	0.63%
	2011	16	8.50	138	0.00%	1.55%	1.78%
	2010	22	8.35	185	0.00%	1.55%	4.54%
	2009	24	7.99	194	1.84%	1.55%	(4.75)%
	2008	11	8.39	89	1.12%	1.55%	(16.10)%
Guggenheim VT U.S. Long Short Momentum (AdvantEdge ™)
	2012	4	8.60	37	0.00%	1.60%	2.75%
	2011	5	8.37	42	0.00%	1.60%	(8.05)%
	2010	5	9.10	46	0.00%	1.60%	9.43%
	2009	6	8.31	46	0.10%	1.60%	25.26%
	2008	4	6.64	28	0.28%	1.60%	(33.63)%
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice II ™)
	2012	5	8.79	43	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
	2010	3	9.22	32	0.00%	1.15%	9.93%
	2009	3	8.38	27	0.10%	1.15%	25.83%
	2008	3	6.66	20	0.32%	1.15%	(33.37)%
Guggenheim VT U.S. Long Short Momentum (AnnuiChoice ™)
	2012	*-	8.60	*-	0.00%	1.00%	3.38%
	2011	*-	8.32	3	0.00%	1.00%	(7.49)%
	2010	*-	8.99	4	0.00%	1.00%	10.10%
	2009	*-	8.17	3	0.07%	1.00%	26.02%
	2008	1	6.48	6	0.38%	1.00%	(35.17)%
Guggenheim VT U.S. Long Short Momentum (GrandMaster flex3 ™)
	2012	*-	8.38	2	0.00%	1.55%	2.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class(continued):
Guggenheim VT U.S. Long Short Momentum (Grandmaster ™)
	2012	*-	$8.46	$1	0.00%	1.35%	3.02%
	2011	*-	8.21	1	0.00%	1.35%	(7.82)%
	2010	*-	8.91	2	0.00%	1.35%	9.71%
	2009	*-	8.12	2	0.11%	1.35%	25.58%
	2008	*-	6.47	2	0.39%	1.35%	(35.33)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle ™)
	2012	1	8.46	5	0.00%	1.35%	3.02%
	2011	1	8.21	4	0.00%	1.35%	(7.82)%
	2010	1	8.91	6	0.00%	1.35%	9.71%
	2009	1	8.12	5	0.04%	1.35%	25.55%
Guggenheim VT U.S. Long Short Momentum (Pinnacle IV ™)
	2012	1	8.66	13	0.00%	1.45%	2.91%
	2011	2	8.41	16	0.00%	1.45%	(7.91)%
	2010	3	9.14	24	0.00%	1.45%	9.63%
	2009	8	8.34	63	0.04%	1.45%	25.49%
	2008	18	6.65	118	0.15%	1.45%	(33.50)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle Plus ™)
	2012	6	8.33	49	0.00%	1.67%	2.68%
	2011	6	8.12	49	0.00%	1.67%	(8.12)%
	2010	2	8.83	17	0.00%	1.67%	9.35%
	2009	1	8.08	7	0.08%	1.67%	25.17%
	2008	*-	6.45	3	0.03%	1.67%	(35.47)%
Guggenheim VT U.S. Long Short Momentum (Pinnacle V ™)
	2012	5	8.62	41	0.00%	1.55%	2.81%
	2011	10	8.38	81	0.00%	1.55%	(8.01)%
	2010	21	9.11	189	0.00%	1.55%	9.47%
	2009	16	8.32	132	0.04%	1.55%	25.30%
	2008	5	6.64	36	0.21%	1.55%	(33.60)%
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom)
	2012	1	27.06	19	3.06%	1.75%	1.94%
	2011	1	26.55	19	2.17%	1.75%	5.79%
iShares Core Total US Bond Market ETF (Varoom GLWB 2)
	2012	1	26.62	36	2.76%	2.55%	1.11%
	2011	1	26.33	34	1.56%	2.55%	4.93%
iShares Core Total US Bond Market ETF (Varoom GLWB 5)*
	2012	8	25.44	197	3.08%	2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2012	*-	26.95	11	2.90%	2.55%	4.31%
	2011	*-	25.84	10	4.78%	2.55%	3.13%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)*
	2012	3	26.31	82	0.82%	2.75%	4.09%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2012	1	28.65	17	2.67%	2.55%	3.62%
	2011	*-	27.65	9	1.49%	2.55%	10.40%
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)*
	2012	*-	25.97	13	1.78%	1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)*
	2012	3	25.73	68	3.65%	2.75%	3.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares(continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2012	*-	$28.69	$7	8.32%	1.75%	9.56%
	2011	*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2012	1	28.22	34	10.10%	2.55%	8.66%
	2011	*-	25.97	5	1.20%	2.55%	2.79%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)*
	2012	2	28.00	52	5.69%	2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
	2012	1	28.67	23	2.08%	1.75%	11.97%
	2011	1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2012	5	28.31	130	1.81%	2.35%	11.28%
	2011	5	25.44	130	2.84%	2.35%	1.95%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2012	*-	28.20	8	2.23%	2.55%	11.05%
	2011	*-	25.39	5	0.45%	2.55%	1.74%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)*
	2012	2	27.85	44	1.13%	2.55%	11.05%
iShares Core S&P 500 Index ETF (Varoom)
	2012	2	28.45	44	2.24%	1.75%	13.56%
	2011	2	25.05	42	2.26%	1.75%	0.39%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2012	33	28.09	935	2.28%	2.35%	12.86%
	2011	30	24.89	748	3.11%	2.35%	(0.22)%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2012	1	27.98	39	2.29%	2.55%	12.63%
	2011	1	24.84	31	1.90%	2.55%	(0.42)%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)*
	2012	1	28.61	22	1.62%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)*
	2012	146	28.41	4,141	2.64%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)*
	2012	6	28.34	165	2.71%	2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2012	1	28.01	41	2.54%	2.35%	14.73%
	2011	1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2012	*-	27.89	9	2.82%	2.55%	14.50%
	2011	*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)*
	2012	5	29.14	155	3.24%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)*
	2012	2	29.08	47	3.98%	2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2012	1	27.71	27	1.61%	1.75%	16.03%
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2012	10	27.37	281	1.56%	2.35%	15.31%
	2011	9	23.74	225	2.02%	2.35%	(4.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares(continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2012	3	$27.26	$79	2.28%	2.55%	15.08%
	2011	1	23.69	19	1.17%	2.55%	(4.75)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)*
	2012	*-	28.74	4	1.13%	1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)*
	2012	39	28.54	1,105	1.94%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)*
	2012	2	28.47	45	2.17%	2.75%	14.84%
iShares Core S&P Small Cap Index ETF (Varoom)
	2012	1	27.87	19	1.91%	1.75%	13.89%
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2012	5	27.52	141	1.79%	2.35%	13.19%
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2012	1	27.41	38	2.71%	2.55%	12.96%
	2011	*-	24.27	7	1.47%	2.55%	(1.87)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)*
	2012	*-	28.85	2	1.48%	1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)*
	2012	19	28.65	556	2.26%	2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)*
	2012	1	28.58	23	2.64%	2.75%	12.71%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2012	*-	26.58	13	2.61%	1.75%	3.64%
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2012	5	26.25	139	2.31%	2.35%	3.01%
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2012	*-	26.14	9	2.36%	2.55%	2.80%
	2011	*-	25.43	10	1.09%	2.55%	(1.12)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)*
	2012	*-	26.54	2	0.30%	1.90%	3.48%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)*
	2012	21	26.35	543	1.25%	2.55%	2.80%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2012	*-	28.40	7	3.05%	1.75%	9.11%
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2012	9	27.93	239	3.18%	2.55%	8.22%
	2011	4	25.81	101	1.57%	2.55%	3.29%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)*
	2012	*-	27.58	7	2.64%	1.90%	8.95%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)*
	2012	8	27.32	222	3.54%	2.75%	8.00%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2012	1	23.94	24	2.58%	1.75%	19.52%
	2011	1	20.03	20	0.00%	1.75%	(21.98)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares(continued):
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2012	3	$23.55	$64	5.61%	2.55%	18.55%
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)*
	2012	*-	28.02	7	4.31%	1.90%	19.34%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)*
	2012	1	27.76	22	3.80%	2.75%	18.30%
Vanguard Tax-Managed International ETF (Varoom)
	2012	1	25.22	18	3.55%	1.75%	19.93%
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2012	6	24.91	144	6.94%	2.35%	19.19%
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2012	*-	24.81	8	3.26%	2.55%	18.95%
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Tax-Managed International ETF (Varoom GLWB 3)*
	2012	*-	28.48	2	1.93%	1.90%	19.74%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)*
	2012	20	28.28	563	5.07%	2.55%	18.95%
Vanguard Tax-Managed International ETF (Varoom GLWB 5)*
	2012	*-	28.22	4	5.87%	2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2012	1	29.23	20	4.26%	1.75%	8.74%
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2012	1	28.75	28	3.83%	2.55%	7.86%
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)*
	2012	*-	27.37	8	2.80%	2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2012	*-	28.24	7	2.90%	1.75%	13.64%
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2012	4	27.78	109	3.58%	2.55%	12.71%
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)*
	2012	4	28.32	99	2.78%	2.75%	12.48%
Vanguard Mega Cap Index ETF (Varoom)
	2012	1	28.59	22	2.57%	1.75%	13.43%
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2012	*-	28.12	11	2.28%	2.55%	12.50%
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)*
	2012	1	28.40	29	4.01%	2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2012	1	30.88	34	6.06%	2.55%	14.29%
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard REIT Index ETF (Varoom GLWB 3)*
	2012	*-	30.39	6	3.83%	1.90%	15.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares(continued):
Vanguard REIT Index ETF (Varoom GLWB 5)*
	2012	1	$30.11	$38	5.03%	2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2012	1	27.13	19	3.51%	1.75%	2.05%
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2012	36	26.79	964	3.43%	2.35%	1.43%
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2012	13	26.68	335	4.74%	2.55%	1.22%
	2011	4	26.36	107	1.48%	2.55%	5.16%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)*
	2012	1	25.66	14	2.21%	1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)*
	2012	148	25.48	3,767	3.49%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)*
	2012	10	25.42	247	3.99%	2.75%	1.01%
Vanguard VI Money Market (Varoom GLWB 3)*
	2012	3	9.81	25	0.14%	1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)*
	2012	*-	9.72	2	0.09%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)*
	2012	1	24.83	18	0.76%	2.75%	(0.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2012, 2011 and 2010
With Report of Independent Registered Public Accounting Firm

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

2

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,310,803	$2,143,630
Preferred and common stocks	22,058	17,273
Mortgage loans	26,383	26,799
Contract loans	44,979	43,995
Cash, cash equivalents and short-term investments	18,356	(4,859)
Receivable for securities	447	661
Securities lending reinvested collateral assets	45,046	21,180
Other invested assets	47,737	34,259
Total cash and invested assets	2,515,809	2,282,938

Investment income due and accrued	24,444	25,497
Current federal income taxes recoverable	—	1,206
Net deferred income tax asset	7,813	14,660
Other admitted assets	8,755	7,684
Separate account assets	2,201,971	2,391,311
Total admitted assets	$4,758,792	$4,723,296

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,149,717	$1,981,470
Liability for deposit-type contracts	76,253	82,202
Policy and contract claims	107	127
Deposits on policies to be issued	3,945	4,268
Total policy and contract liabilities	2,230,022	2,068,067

General expense due and accrued	83	247
Current federal income taxes payable to parent	5,303	—
Transfer to (from) separate accounts due and accrued, net	(90,657)	(72,286)
Asset valuation reserve	43,246	24,333
Other liabilities	22,096	17,920
Payable for securities lending	45,046	21,180
Separate account liabilities	2,201,971	2,391,311
Total liabilities	4,457,110	4,450,772

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated deficit	(12,546)	(41,704)
Total capital and surplus	301,682	272,524
Total liabilities and capital and surplus	$4,758,792	$4,723,296

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$204,106	$302,028	$346,265
Net investment income	118,026	114,489	108,916
Considerations for supplementary contracts with life contingencies	10,719	10,427	17,663
Amortization of the interest maintenance reserve	2,182	1,772	(57)
Fees from management of separate accounts	6,048	6,094	6,038
Other revenues	1,269	1,391	1,378
Total premiums and other revenues	342,350	436,201	480,203

Benefits paid or provided:
Death benefits	4,289	4,737	3,040
Annuity benefits	96,479	86,484	72,242
Surrender benefits	347,971	347,304	335,730
Payments on supplementary contracts with life contingencies	5,028	4,805	3,145
Other benefits	2,435	2,878	2,936
Increase (decrease) in policy reserves and other policyholders’ funds	168,567	132,277	199,458
Total benefits paid or provided	624,769	578,485	616,551

Insurance expenses and other deductions:
Commissions	14,155	17,157	19,109
General expenses	13,421	19,203	14,718
Net transfers to (from) separate accounts	(365,336)	(229,349)	(216,290)
Other deductions	197	3,879	704
Total insurance expenses and other deductions	(337,563)	(189,110)	(181,759)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	55,144	46,826	45,411
Federal income tax expense (benefit), excluding tax on capital gains	14,267	12,266	13,074
Gain (loss) from operations before net realized capital gains (losses)	40,877	34,560	32,337
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	373	(3,931)	(3,957)
Net income (loss)	$41,250	$30,629	$28,380

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)

Balance, January 1, 2010	$2,000	$312,228	$(88,638)	$225,590
Net income (loss)	—	—	28,380	28,380
Change in net deferred income tax	—	—	(1,053)	(1,053)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,932)	—	—	3,588	3,588
Net change in nonadmitted assets and related items	—	—	9,268	9,268
Change in asset valuation reserve	—	—	(13,710)	(13,710)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(71)	(71)
Change in surplus in separate accounts	—	—	(7)	(7)
Balance, December 31, 2010	2,000	312,228	(62,243)	251,985
Net income (loss)	—	—	30,629	30,629
Change in net deferred income tax	—	—	(1,544)	(1,544)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($543))	—	—	(1,007)	(1,007)
Net change in nonadmitted assets and related items	—	—	1,855	1,855
Change in asset valuation reserve	—	—	(4,722)	(4,722)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	592	592
Change in surplus in separate accounts	—	—	(5,264)	(5,264)
Balance, December 31, 2011	2,000	312,228	(41,704)	272,524
Net income (loss)	—	—	41,250	41,250
Change in net deferred income tax	—	—	(6,058)	(6,058)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,797)	—	—	5,194	5,194
Net change in nonadmitted assets and related items	—	—	3,759	3,759
Change in asset valuation reserve	—	—	(18,912)	(18,912)
Change in surplus in separate accounts	—	—	3,925	3,925
Balance, December 31, 2012	$2,000	$312,228	$(12,546)	$301,682

See accompanying notes.

5

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$214,825	$312,455	$363,928
Net investment income received	121,674	111,381	105,296
Benefits paid	(456,549)	(446,465)	(415,542)
Net transfers from (to) separate accounts	346,966	226,622	183,291
Commissions and expense paid	(27,648)	(32,044)	(33,759)
Federal income taxes recovered (paid)	(5,152)	(17,230)	(12,027)
Other, net	7,317	7,485	7,416
Net cash provided by operating activities	201,433	162,204	198,603

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	534,882	543,608	304,609
Preferred and common stocks	1	—	113
Mortgage loans	416	389	366
Other invested assets	8,826	73,130	5,229
Miscellaneous proceeds	3,224	—	2,686
Net proceeds from investments sold, matured or repaid	547,349	617,127	313,003

Cost of investments acquired:
Debt securities	(705,013)	(717,370)	(512,528)
Preferred and common stocks	—	(480)	(149)
Mortgage loans	—	—	(2)
Other invested assets	(16,186)	(13,068)	(93,282)
Miscellaneous applications	(23,867)	(1,310)	—
Total cost of investments acquired	(745,066)	(732,228)	(605,961)

Net change in policy and other loans	(984)	(1,564)	(1,398)
Net cash used in investing activities	(198,701)	(116,665)	(294,356)

Miscellaneous activities
Capital contributions	—	—	5,000
Net deposits on deposit-type contract funds and other insurance liabilities	(5,949)	465	1,166
Other cash provided (applied)	26,432	(71,673)	86,971
Net cash provided by (used in) miscellaneous activities	20,483	(71,208)	93,137

Net change in cash, cash equivalents and short-term investments	23,215	(25,669)	(2,616)
Cash, cash equivalents and short-term investments:
Beginning of year	(4,859)	20,810	23,426
End of year	$18,356	$(4,859)	$20,810

See accompanying notes.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2012, approximately 93.4% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value;

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2012	2011
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$301,682	$272,524
Adjustments to customer deposits	(77,197)	(79,550)
Adjustments to invested asset carrying values	376,303	287,952
Federal income taxes	(121,091)	(91,701)
Asset valuation reserve	43,246	24,333
Value of insurance in force	1,353	1,648
Deferred policy acquisition costs	21,815	39,011
Deferred sales inducements	3,610	5,262
Other, net	199	58
Stockholder’s equity, GAAP basis	$549,920	$459,537

	2012	2011*	2010*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$41,250	$30,629	$28,380
Deferred policy acquisition costs, net of amortization	(9,872)	(6,752)	(2,872)
Deferred sales inducements, net of amortization	(1,237)	(638)	335
Adjustments to customer deposits	5,964	(11,516)	(10,610)
Adjustments to invested asset carrying values at acquisition date	490	340	(879)
Amortization of value of insurance in force	(1,547)	(1,494)	(1,763)
Amortization of interest maintenance reserve	6,235	(1,772)	57
Adjustments for realized investment gains/losses	(4,074)	2,962	(615)
Adjustments for federal income tax expense	(4,624)	5,477	7,345
Net income (loss), GAAP basis	$32,585	$17,236	$19,378

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

*     In October 2010, the Financial Accounting Standards Board (FASB) updated the accounting standards defining the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs include incremental direct costs of contract acquisition such as commissions and premium taxes, as well as certain third-party and employee costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. The Company retrospectively adjusted for the implementation of the updated standards.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $44.1 million and $13.3 million in the general and separate account, respectively. At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $20.7 million and $10.7 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2012 and 2011, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2012 and 2011, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2012, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2012, the fair value of the total collateral was $45.8 million and $13.8 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. At December 31, 2011, the fair value of the total collateral was $21.5 million and $11.1 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2012:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	58,657	59,603
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$58,657	$59,603

At December 31, 2012, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $58.7 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 23 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carrying value of $42.7 million and a fair value of $41.8 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2012 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2013.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$58,878	$1,338	$(145)	$60,071
Debt securities issued by states of the U.S. and political subdivisions of the states	26,388	2,600	—	28,988
Corporate securities	1,442,947	175,745	(722)	1,617,970
Commercial mortgage-backed securities	274,896	15,891	(28)	290,759
Residential mortgage-backed securities	409,930	23,628	(6,649)	426,909
Asset-backed securities	97,764	3,688	(1,697)	99,755
Total	$2,310,803	$222,890	$(9,241)	$2,524,452

At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$15,067	$1,232	$—	$16,299
Debt securities issued by states of the U.S. and political subdivisions of the states	26,953	2,307	—	29,260
Corporate securities	1,412,325	149,313	(5,843)	1,555,795
Commercial mortgage-backed securities	250,262	13,368	(108)	263,522
Residential mortgage-backed securities	350,664	17,995	(16,208)	352,451
Asset-backed securities	88,359	2,281	(4,215)	86,425
Total	$2,143,630	$186,496	$(26,374)	$2,303,752

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $222.4 million and $223.4 million, respectively, and an aggregate fair value of $233.9 million and $215.8 million, respectively. Such holdings amount to 9.6% and 10.4%, respectively, of the Company’s investment in debt securities and 4.7% and 4.7%, respectively, of the Company’s total admitted assets as of December 31, 2012 and 2011. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$479	$17	$—	$496

Common stocks, unaffiliated	$18,528	$3,051	$—	$21,579

At December 31, 2011:
Preferred stocks	$480	$14	$—	$494

Common stocks, unaffiliated	$18,529	$—	$(1,736)	$16,793

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(145)	$29,717	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(446)	41,279	(276)	4,938
Commercial mortgage-backed securities(1)	(28)	9,000	—	—
Residential mortgage-backed securities(1)	(649)	40,416	(6,000)	49,258
Asset-backed securities(1)	—	466	(1,697)	19,577
Total	$(1,268)	$120,878	$(7,973)	$73,773

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(4,902)	109,598	(941)	3,106
Commercial mortgage-backed securities(1)	(88)	13,067	(20)	846
Residential mortgage-backed securities(1)	(1,305)	23,247	(14,903)	70,368
Asset-backed securities(1)	(254)	6,900	(3,961)	33,420
Total	$(6,549)	$152,812	$(19,825)	$107,740

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,736)	$16,793	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2012 and 2011, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 4.5% and 9.2% of the carrying value of these securities at December 31, 2012 and 2011, respectively. At December 31, 2012, there were a total of 91 securities held that are considered temporarily impaired, of which 47 have been impaired for

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

12 months or longer. At December 31, 2011, there were a total of 167 securities held that are considered temporarily impaired, of which 62 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $3.5 million, $4.5 million, and $3.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following is a list of each loan-backed security held at December 31, 2012 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2012:

12628KAF9	$4,527	$4,333	$194	$4,333	$3,666	12/31/2012
12667GPV9	723	660	63	660	644	12/31/2012
3622MPAP3	1,222	1,088	134	1,088	644	12/31/2012
12668ANW1	903	854	49	854	773	9/30/2012
221470AA5	4,929	3,373	1,556	3,373	2,103	9/30/2012
75970JAD8	277	265	12	265	191	9/30/2012
75970QAD2	1,232	1,195	37	1,195	813	9/30/2012
759950GY8	917	856	61	856	603	9/30/2012
12668BYF4	2,083	2,004	79	2,004	1,625	6/30/2012
173100AR9	637	462	175	462	360	6/30/2012
251513AQ0	663	520	143	520	337	6/30/2012
32051GRV9	657	640	17	640	596	6/30/2012

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2012: (continued)

45660LS83	896	852	44	852	775	6/30/2012
52520QAG9	3,571	3,227	344	3,227	2,775	6/30/2012
52521HAD5	1,414	1,185	229	1,185	1,015	6/30/2012
52522HAN2	1,676	1,580	96	1,580	1,267	6/30/2012
52523KAJ3	1,523	1,432	91	1,432	721	6/30/2012
74922EAF6	639	620	19	620	546	6/30/2012
761118XQ6	704	646	58	646	569	6/30/2012
872225AF4	139	126	13	126	105	6/30/2012
Total	XXX	XXX	$3,414	XXX	XXX

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2011:

02151FAF6	$982	$909	$73	$909	$814	12/31/2011
059469AF3	868	794	74	794	589	12/31/2011
05948KXT1	1,369	1,318	51	1,318	1,034	12/31/2011
12543PAQ6	610	476	134	476	380	12/31/2011
12628KAF9	5,437	5,150	287	5,150	3,296	12/31/2011
12668BYF4	2,261	2,135	126	2,135	1,663	12/31/2011
173100AR9	895	659	236	659	601	12/31/2011
251510FX6	841	799	42	799	687	12/31/2011
52524PAL6	2,536	2,066	470	2,066	1,678	12/31/2011
61749WAK3	607	553	54	553	385	12/31/2011
74922EAF6	729	672	57	672	535	12/31/2011
75970JAD8	328	308	20	308	239	12/31/2011
761118MD7	2,561	2,473	88	2,473	2,132	12/31/2011
783766QB7	295	284	11	284	239	12/31/2011
75970QAD2	1,465	1,380	85	1,380	1,085	9/30/2011
872225AF4	786	237	549	237	209	9/30/2011
12543PAQ6	702	618	84	618	578	6/30/2011
3622MPAP3	1,844	1,352	492	1,352	1,265	6/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	XXX	XXX	$3,284	XXX	XXX

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2010:

74922EAF6	$817	$792	$25	$792	$642	12/31/2010
75970JAD8	405	366	39	366	320	12/31/2010
75970QAD2	1,601	1,552	49	1,552	1,214	12/31/2010
872225AF4	1,450	844	606	844	538	12/31/2010
75970QAD2	1,800	1,632	168	1,632	1,299	9/30/2010
12668BYF4	2,621	2,467	154	2,467	1,922	9/30/2010
12543PAQ6	811	701	110	701	613	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749WAK3	817	762	55	762	514	6/30/2010
872225AF4	2,681	1,425	1,256	1,425	845	6/30/2010
Total	XXX	XXX	$2,853	XXX	XXX

For the six-month period ended December 31, 2009:

059469AF3	$994	$963	$31	$963	$686	12/31/2009
05950NBU1	1,515	658	857	658	1,148	12/31/2009
12668BYF4	2,757	2,623	134	2,623	2,065	12/31/2009
225470M67	943	873	70	873	632	12/31/2009
251513AQ0	831	655	176	655	566	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
761118MD7	2,863	2,729	134	2,729	1,925	12/31/2009
93934FEQ1	6,864	6,508	356	6,508	5,914	12/31/2009
93935WAD6	4,720	4,502	218	4,502	3,313	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	889	809	80	809	602	9/30/2009
872225AF4	4,485	2,768	1,717	2,768	1,205	9/30/2009
Total	XXX	XXX	$4,564	XXX	XXX

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2012, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$98,725	$101,478
After one through five	665,467	721,849
After five through ten	640,968	725,475
After ten	123,053	158,227
Mortgage-backed securities/Asset-backed securities	782,590	817,423
Total	$2,310,803	$2,524,452

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2012, 2011 and 2010 were $351.7 million, $304.5 million, and $119.8 million; gross gains of $6.5 million, $3.5 million, and $4.7 million; and gross losses of $2.4 million, $1.0 million, and $0.2 million were realized on these sales in 2012, 2011, and 2010, respectively.

Proceeds from the sales of investments in equity securities during 2012, 2011 and 2010 were $0.0 million, $0.0 million, and $0.1 million; there were no gross gains and no gross losses realized on these sales in 2012, 2011, and 2010, respectively.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Realized capital gains (losses)	$502	$(732)	$1,890
Less amount transferred to IMR (net of related taxes (benefits) of $1,472 in 2012, $1,192 in 2011, and $2,004 in 2010)	2,734	2,213	3,721
Less federal income tax expense (benefit) of realized capital gains (losses)	(2,605)	986	2,126
Net realized capital gains (losses)	$373	$(3,931)	$(3,957)

Net investment income consisted of the following for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Debt securities	$111,974	$110,003	$104,499
Equity securities	232	9	—
Mortgage loans	1,806	1,832	1,858
Policy loans	3,506	3,392	3,312
Cash, cash equivalents and short-term investments	63	91	179
Other invested assets	2,343	1,242	955
Other	165	89	223
Gross investment income	120,089	116,658	111,026
Investment expenses	2,063	2,169	2,110
Net investment income	$118,026	$114,489	$108,916

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2012, 100% of such mortgages, or $26.4 million, involved properties located in Ohio and Illinois. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $23.0 million. During 2012, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2012, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. Prior to 2012, the Company’s Level 3 assets and liabilities primarily included NAIC 6 rated residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities were rated below investment grade. To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounted the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model used both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,159	$—	$2,159	$—
Residential mortgage-backed securities	2,932	—	2,932	—
Common stocks, unaffiliated	21,579	21,579	—	—
Separate account assets*	377,690	374,601	3,089	—
Total assets	$404,360	$396,180	$8,180	$—

At December 31, 2011
Assets:
Residential mortgage-backed securities	$3,996	$—	$—	$3,996
Common stocks, unaffiliated	16,793	16,793	—	—
Separate account assets*	373,722	367,541	217	5,964
Total assets	$394,511	$384,334	$217	$9,960

*            Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1,	Net		and	Into	Out of	December 31,
	2012	Income	Surplus	Settlements	Level 3*	Level 3*	2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$3,996	$(786)	$669	$(385)	$—	$(3,494)	$—
Separate account assets	5,964	3,208	—	(713)	—	(8,459)	—
Total assets	$9,960	$2,422	$669	$(1,098)	$—	$(11,953)	$—

*           Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(385)	$(385)
Separate account assets	—	—	—	(713)	(713)
Total	$—	$—	$—	$(1,098)	$(1,098)

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2011
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$(39)	$—
Residential mortgage-backed securities	4,117	(2,053)	916	(454)	1,951	(481)	3,996
Separate account assets	115	—	1	(116)	5,964	—	5,964
Total assets	$4,271	$(2,053)	$917	$(570)	$7,915	$(520)	$9,960

*            Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$(24)	$(430)	$(454)
Separate account assets	—	—	—	(116)	(116)
Total	$—	$—	$(24)	$(546)	$(570)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2012					December 31, 2011
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$2,310,803	$2,524,453	$60,071	$2,370,508	$93,874	$2,143,630	$2,303,752
Common stock, unaffiliated	21,579	21,579	21,579	—	—	16,793	16,793
Preferred stock	479	496	—	496	—	480	494
Mortgage loans	26,383	27,639	—	—	27,639	26,799	28,347
Cash, cash equivalents and short-term investments	18,356	18,356	18,356	—	—	(4,859)	(4,859)
Other invested assets, surplus notes	2,059	2,313	—	2,313	—	2,060	2,190
Securities lending reinvested collateral assets	45,046	45,773	45,773	—	—	21,180	21,497
Separate account assets	2,201,971	2,372,366	386,406	1,818,779	167,182	2,391,311	2,524,863

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,892,429	$2,136,618	$—	$—	$2,136,618	$1,750,284	$2,000,930
Securities lending liability	45,046	45,046	—	—	45,046	21,180	21,180
Separate acct. liabilities*	1,726,728	1,933,301	—	—	1,726,728	1,946,552	2,210,848

*       Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2012, the Company paid $7.9 million, $1.9 million and $4.7 million to Western and Southern, Fort Washington and IFS, respectively. During 2011, the Company paid $8.2 million, $1.9 million and $5.5 million to Western and Southern, Fort Washington and IFS, respectively. During 2010, the Company paid $7.9 million, $1.8 million and $5.7 million to Western and Southern, Fort Washington and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance laws and regulations.

The Company paid no dividends during 2012, 2011 and 2010.

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Direct premiums	$204,218	$302,159	$346,414
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(112)	(131)	(149)
Net premiums	$204,106	$302,028	$346,265

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2012	2011	2010
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	187	267	394
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,042	1,657	1,519
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	—	—	—

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2012, 2011 and 2010, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2012, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2012, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2012, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(5.3) million and $1.2 million at December 31, 2012 and 2011, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2012 in the event of future net losses is $15.8 million, $17.2 million and $17.9 million from 2012, 2011 and 2010, respectively.

The change in net deferred income taxes is comprised of the following:

		12/31/2012 (in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$21,737	$1,256	$22,993
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	21,737	1,256	22,993
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	21,737	1,256	22,993
(f)	Deferred tax liabilities	8,034	7,146	15,180
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$13,703	$(5,890)	$7,813

		12/31/2011 (in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$24,831	$4,718	$29,549
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,831	4,718	29,549
(d)	Deferred tax assets nonadmitted	2,009	—	2,009
(e)	Subtotal net admitted deferred tax assets (c – d)	22,822	4,718	27,540
(f)	Deferred tax liabilities	7,733	5,147	12,880
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$15,089	$(429)	$14,660

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
Change:

(a) Gross deferred tax assets	$(3,093)	$(3,463)	$(6,556)
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	(3,093)	(3,463)	(6,556)
(d) Deferred tax assets nonadmitted	(2,009)	—	(2,009)
(e) Subtotal net admitted deferred tax assets (c – d)	(1,084)	(3,463)	(4,547)
(f) Deferred tax liabilities	301	1,998	2,299
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(1,385)	$(5,461)	$(6,846)

			12/31/2012 (in thousands)
			(1)	(2)	(3)
					(Col 1+2)
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks		$9,437	$—	$9,437
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)		—	—	—
	1.	Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2.	Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	44,248
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities		12,300	1,256	13,556
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101
	Total ((a) + (b) + (c))		$21,737	$1,256	$22,993

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	12/31/2011 (in thousands)
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$11,328	$3,332	$14,660
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	38,609
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	11,494	1,386	12,880
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$22,822	$4,718	$27,540

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$(1,890)	$(3,332)	$(5,223)
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and 2(b)2 below)	—	—	—
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	5,640
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	806	(131)	675
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) +(b) + (c))	$(1,085)	$(3,463)	$(4,548)

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2012	2011
(3)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	870%	724%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$44,248	$38,609

	12/31/2012
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

	12/31/2011
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	4.69%	11.28%	15.97%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.03%	12.10%	17.13%

	Change
	(7)	(8)	(9)
			(Col 7+8)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	(4.69)%	(11.28)%	(15.97)%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(5.03)%	(12.10)%	(17.13)%

B.            Deferred tax liabilities are not recognized for the following amounts: None.

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

C.            Current income taxes incurred consist of the following major components:

(1)         Current income tax

	2012	2011	2010
	(in thousands)
(a) Federal	$14,600	$12,215	$12,708
(b) Foreign	—	—	—
(c) Subtotal	14,600	12,215	12,708
(d) Federal income tax on net capital gains	(2,605)	986	2,126
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	(334)	52	366
(g) Federal and foreign income taxes incurred	$11,661	$13,252	$15,200

(2)         Deferred tax assets

	Current Year	Prior Year	Change
	(in thousands)
(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium revenue	—	—	—
(3) Policyholder reserves	14,384	14,784	(400)
(4) Investments	(657)	1,103	(1,760)
(5) Deferred acquisition costs	6,855	7,649	(794)
(6) Policyholder dividends accrual	—	—	—
(7) Fixed assets	—	—	—
(8) Compensation and benefits accrual	—	—	—
(9) Pension accrual	—	—	—
(10) Receivables – nonadmitted	—	—	—
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	1,155	1,295	(140)
(99) Subtotal	21,737	24,831	(3,094)
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	—	2,009	(2,009)
(d) Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	21,737	22,822	(1,085)
(e) Capital:
(1) Investments	1,256	4,718	(3,462)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal	1,256	4,718	(3,462)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99 – 2f – 2g)	1,256	4,718	(3,462)
(i) Admitted deferred tax assets (2d + 2h)	$22,993	$27,540	$(4,548)

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

(3)         Deferred tax liabilities

	Current Year	Prior Year	Change
	(in thousands)
(a) Ordinary:
(1) Investments	$3,426	$2,853	$573
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	4,608	4,880	(272)
(5) Other	—	—	—
(99) Subtotal	8,034	7,733	301
(b) Capital:
(1) Investments	7,146	5,147	1,999
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal	7,146	5,147	1,999
(c) Deferred tax liabilities (3a99 + 3b99)	$15,180	$12,880	$2,300

(4) Net deferred tax assets (liabilities) (2i – 3c)	$7,813	$14,660	$(6,847)

Among the more significant book to tax adjustments were the following:

	2012	Effective Tax Rate	2011	Effective Tax Rate	2010	Effective Tax Rate

Provision computed at statutory rate	$19,300	35.00%	$16,389	35.00%	$15,894	35.00%
Dividend received deduction	(827)	(1.50)	(708)	(1.51)	(319)	(0.70)
Tax credits	—	0.00	(33)	(0.07)	(74)	(0.16)
Other	(929)	(1.69)	(597)	(1.27)	90	0.19
Total statutory income taxes	$17,544	31.81%	$15,052	32.15%	$15,591	34.33%

Federal and foreign income taxes incurred	$14,267	25.87%	$12,266	26.20%	$13,074	28.79%
Change in net deferred income taxes*	3,277	5.94	2,786	5.95	2,517	5.54
Total statutory income taxes	$17,544	31.81%	$15,052	32.15%	$15,591	34.33%

*            Excludes change in net deferred income taxes on realized gains/losses of $2,781 and $(1,242) for the years ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the Company had $0 of operating loss carryforwards.

46

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2012 and 2011, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2013 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance. A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. In anticipation of a final liquidation order, in 2012, litigation was initiated by unrelated parties. Most recently, on February 6, 2013, the New York Appellate Division unanimously affirmed all aspects of the trial court’s liquidation order. An appeal by the plaintiff is under consideration. Ultimately, the Company believes it is probable that a guaranty fund assessment in the amount of $13.0 million will be incurred with offsetting premium tax recoverable of $8.5 million. The Company has reflected these amounts on its balance sheet in the other liabilities line and the other admitted assets line, respectively. In addition, it is probable that the Company will contribute an additional $3.3 million in voluntary contributions to assist in funding benefits of ELNY policyholders and, therefore, the Company has recorded a liability in that amount in the other liabilities line on the balance sheet.

47

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The Company is currently being audited on behalf of multiple states’ treasury and controllers’ offices regarding laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. In addition, the Company is the subject of multistate regulatory inquiries and examinations with a similar focus on processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders and contacting beneficiaries. The audits and related examination activity may result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators, administrative contributions, interest, and/or penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. The amount of loss, if any, that the Company may ultimately recognize as a result of these audits and related examinations cannot be reasonably estimated.

At December 31, 2012, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2012, the Company has future commitments to provide additional capital contributions of $25.5 million to private equity joint ventures, limited partnerships and limited liability companies.

48

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2012, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$1,390	$1,726,728	$—	$1,728,118	40.8%
At book value less current surrender charge of 5% or more	661,819	—	—	661,819	15.6
At fair value	—	—	368,647	368,647	8.7
Total with adjustment or at market value	663,209	1,726,728	368,647	2,758,584	65.1
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,158,929	—	—	1,158,929	27.4
Not subject to discretionary withdrawal	317,347	—	—	317,347	7.5
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,139,485	1,726,728	368,647	4,234,860	100.0%
Less reinsurance ceded	721	—	—	721
Net annuity reserves and deposit-type contract liabilities	$2,138,764	$1,726,728	$368,647	$4,234,139

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

49

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts consist of nonindexed, guaranteed rate options that include a market value adjustment. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted periodically to the current account value. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2012, the Company’s general account had a maximum guarantee for separate account liabilities of $16.1 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.5 million and $0.2 million in 2012 and 2011, respectively. The Company’s general account paid $0.8 million and $0.8 million towards separate account guarantees in 2012 and 2011, respectively.

50

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2012 is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$78,422	$3,903	$21,467	$103,792

Reserves for separate accounts with assets at:
Fair value	$—	$—	$368,647	$368,647
Amortized cost	1,091,782	634,946	—	1,726,728
Total reserves	$1,091,782	$634,946	$368,647	$2,095,375

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,091,782	$634,946	$	$1,726,728
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	368,647	368,647
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,091,782	634,946	368,647	2,095,375
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,091,782	$634,946	$368,647	$2,095,375

51

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2012 is presented below:

2012
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$103,792
Transfers from separate accounts	472,865
Net transfers to (from) separate accounts	(369,073)

Reconciling adjustments:
Policy deductions and other expenses	136
Bonus account value	—
Other changes in surplus in Separate Accounts Statement	3,926
Other account adjustments	(325)
Transfers as reported in the Summary of Operations of the Company	$(365,336)

52

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2012

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$99,907	$103,598	$99,907
States, municipalities and political subdivisions	363,607	380,908	363,607
Foreign governments	100,526	108,034	100,526
All other corporate bonds	1,746,763	1,931,912	1,746,763
Preferred stocks	479	496	479
Total fixed maturities	2,311,282	2,524,948	2,311,282

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,528	21,579	21,579

Mortgage loans on real estate	26,383		26,383
Policy loans	44,979		44,979
Other long-term investments	47,737		47,737
Cash, cash equivalents and short-term investments	63,402		63,402
Total investments	$2,512,311		$2,515,362

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

53

National Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2012
Individual life	$140,142	$—	$2	$17,705	$10,273	$25,987	$475
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,009,575	—	105	197,120	107,753	598,782	12,946
	$2,149,717	$—	$107	$214,825	$118,026	$624,769	$13,421

Year ended December 31, 2011
Individual life	$125,528	$—	$1	$10,402	$10,131	$18,065	$491
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,855,942	—	126	302,053	104,358	560,420	18,712
	$1,981,470	$—	$127	$312,455	$114,489	$578,485	$19,203

Year ended December 31, 2010
Individual life	$118,872	$—	$1	$17,627	$9,035	$24,780	$434
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,730,539	—	125	346,301	99,881	591,771	14,284
	$1,849,411	$—	$126	$363,928	$108,916	$616,551	$14,718

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

National Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2012
Life insurance in force	$122,064	$6,836	$—	$115,228	0%
Premiums:
Individual life	$17,728	$23	$—	$17,705	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	197,209	89	—	197,120	0%
	$214,937	$112	$—	$214,825	0%

Year ended December 31, 2011
Life insurance in force	$112,544	$7,598	$—	$104,946	0%
Premiums:
Individual life	$10,427	$25	$—	$10,402	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	302,159	106	—	302,053	0%
	$312,586	$131	$—	$312,455	0%

Year ended December 31, 2010
Life insurance in force	$114,915	$8,334	$—	$106,581	0%
Premiums:
Individual life	$17,671	$44	$—	$17,627	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	346,406	105	—	346,301	0%
	$364,077	$149	$—	$363,928	0%

55

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2012, 2011 and 2010
With Report of Independent Registered Public
Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation bases for its statutory reserves for certain insurance products.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,385,055	$3,361,925
Preferred and common stocks	1,127,726	968,793
Investments in common stocks of subsidiaries	1,840,188	1,755,449
Mortgage loans	31,793	37,631
Policy loans	175,190	173,728
Real estate:
Properties held for the production of income	3,249	3,320
Properties occupied by the Company	27,386	28,027
Properties held for sale	424	429
Cash, cash equivalents and short-term investments	118,438	261,501
Receivable for securities	3,386	1,520
Securities lending reinvested collateral assets	21,522	20,198
Other invested assets	808,022	703,419
Total cash and invested assets	7,542,379	7,315,940

Investment income due and accrued	42,407	43,127
Premiums deferred and uncollected	53,800	55,231
Current federal income taxes recoverable	15,082	—
Net deferred income tax asset	75,635	70,088
Receivables from parent, subsidiaries and affiliates	52,897	33,818
Other admitted assets	24,974	40,677
Separate account assets	805,137	757,365
Total admitted assets	$8,612,311	$8,316,246

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,640,979	$2,621,759
Accident and health reserves	217,500	218,463
Liability for deposit-type contracts	254,300	254,728
Policy and contract claims	64,242	47,625
Dividends payable to policyholders	41,007	41,093
Premiums received in advance	4,778	4,966
Total policy and contract liabilities	3,222,806	3,188,634

General expense due and accrued	11,104	12,208
Current federal income taxes payable	—	5,942
Asset valuation reserve	237,904	209,626
Interest maintenance reserve	40,426	38,750
Other liabilities	228,715	181,083
Liability for postretirement benefits other than pensions	229,366	229,101
Derivatives	1,098	693
Payable for securities lending	107,218	138,287
Separate account liabilities	805,137	757,365
Total liabilities	4,883,774	4,761,689

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	25,003
Accumulated surplus	3,672,534	3,528,554
Total capital and surplus	3,728,537	3,554,557
Total liabilities and capital and surplus	$8,612,311	$8,316,246

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$279,169	$280,357	$286,128
Net investment income	279,174	442,613	301,204
Considerations for supplementary contracts with life contingencies	—	12	127
Amortization of the interest maintenance reserve	3,269	3,417	3,653
Commissions and expenses on reinsurance ceded	272	298	332
Other revenues	1,413	147	2,168
Total premiums and other revenues	563,297	726,844	593,612

Benefits paid or provided:
Death benefits	155,765	138,254	138,730
Annuity benefits	97,039	94,425	97,267
Disability and accident and health benefits	23,705	22,093	24,413
Surrender benefits	113,907	130,229	90,663
Payments on supplementary contracts with life contingencies	702	735	151
Other benefits	15,763	16,224	15,487
Increase in policy reserves and other policyholders’ funds	18,225	12,111	4,249
Total benefits paid or provided	425,106	414,071	370,960

Insurance expenses and other deductions:
Commissions	31,636	34,390	42,154
Commissions and expenses on reinsurance assumed	1,814	1,949	2,031
General expenses	148,016	156,339	153,685
Net transfers to (from) separate account	(47,129)	(44,507)	(43,552)
Reserve adjustments on reinsurance assumed	(108,494)	(130,363)	(54,548)
Other deductions	54,690	27,503	40,383
Total insurance expenses and other deductions	80,533	45,311	140,153

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	57,658	267,462	82,499

Dividends to policyholders	58,121	58,191	59,001
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	(463)	209,271	23,498
Federal income tax expense (benefit), excluding tax on capital gains	22,591	(13,506)	(8,887)
Gain (loss) from operations before net realized capital gains (losses)	(23,054)	222,777	32,385
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	34,212	53,829	19,884
Net income (loss)	$11,158	$276,606	$52,269

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2010	$1,000	$25,003	$3,438,873	$3,464,876
Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	1,000	25,003	3,507,603	3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	1,000	25,003	3,528,554	3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	$1,000	$55,003	$3,672,534	$3,728,537

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$276,802	$281,647	$285,769
Net investment income received	283,237	446,308	288,913
Benefits paid	(266,879)	(353,438)	(318,225)
Net transfers from (to) separate accounts	47,129	44,507	43,552
Commissions and expense paid	(170,542)	(142,431)	(135,325)
Dividends paid to policyholders	(58,206)	(58,303)	(58,389)
Federal income taxes recovered (paid)	(62,946)	22,074	(99,022)
Other, net	203	(5,160)	—
Net cash from (for) operations	48,798	235,204	7,273

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	1,015,903	833,469	584,558
Preferred and common stocks	423,749	335,578	323,808
Mortgage loans	5,832	1,794	6,383
Real estate	6,710	55,450	4,476
Other invested assets	117,553	161,358	116,164
Net gains (losses) on cash, cash equivalents and short-term investments	26	100	56
Miscellaneous proceeds	—	2,018	1,222
Net proceeds from investments sold, matured or repaid	1,569,773	1,389,767	1,036,667

Cost of investments acquired:
Debt securities	(1,046,066)	(810,740)	(473,203)
Preferred and common stocks	(474,934)	(298,299)	(479,608)
Mortgage loans	—	(914)	—
Real estate	(7,459)	(28,063)	(439)
Other invested assets	(157,478)	(98,525)	(250,357)
Miscellaneous applications	(5,268)	56	24
Total cost of investments acquired	(1,691,205)	(1,236,485)	(1,203,583)

Net change in policy and other loans	(1,462)	(3,128)	(2,438)
Net cash from (for) investments	(122,894)	150,154	(169,354)

Financing activities
Capital paid in	30,000	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(428)	1,377	(2,996)
Dividends paid to stockholder	—	(118,321)	—
Other cash provided (applied)	(98,539)	(155,646)	175,718
Net cash from (for) financing and miscellaneous sources	(68,967)	(272,590)	172,722

Net change in cash, cash equivalents and short-term investments	(143,063)	112,768	10,641
Cash, cash equivalents and short-term investments:
Beginning of year	261,501	148,733	138,092
End of year	$118,438	$261,501	$148,733

Cash flow information for noncash transactions
Capital contribution to Western & Southern Financial Group, Inc. in the form of common stock	$—	$33,679	$—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	$—	$17,479	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2012, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Ohio, North Carolina, Illinois, Indiana and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,236.7 million and $2,483.1 million were allocated to the Closed Block as of December 31, 2012 and 2011, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included. In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2012	2011
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,728,537	$3,554,557
Deferred policy acquisition costs	210,119	214,029
Policy reserves	26,601	40,433
Asset valuation and interest maintenance reserves	278,330	248,376
Unrecognized benefit plan adjustments	(123,328)	(37,254)
Employee benefits	(81,112)	(48,806)
Income taxes	(155,286)	(139,312)
Net unrealized on available-for-sale securities	583,574	418,780
Subsidiary equity	1,636,744	1,148,758
Policyholder dividend obligation	(423,334)	(331,544)
Subsidiary reinsurance recoverable	147,776	145,459
Other, net	139,856	38,730
Stockholder’s equity, GAAP basis	$5,968,477	$5,252,206

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2012	2011*	2010*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$11,158	$276,606	$52,269
Deferred policy acquisition costs	7,026	1,245	4,737
Policy reserves	2,933	(7,374)	(370)
Employee benefit income	4,284	2,925	5,197
Income taxes	11,882	(16,366)	(33,061)
Interest maintenance reserve	1,676	(1,794)	(705)
SAP vs. GAAP subsidiary income	262,185	177,595	176,928
Private equity/real estate adjustments	(21,970)	15,223	40,333
Investment write-downs	341	4,896	1,326
Income from subsidiary reinsurance	2,167	(4,310)	36,628
Dividends from subsidiaries	(2,896)	(150,000)	(50,000)
Other, net	9,320	(28,065)	7,562
Net income (loss), GAAP basis	$288,106	$270,581	$240,844

*     In October 2010, the Financial Accounting Standards Board (FASB) updated the accounting standards defining the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs include incremental direct costs of contract acquisition such as commissions and premium taxes, as well as certain third-party and employee costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. The Company retrospectively adjusted for the implementation of the updated standards.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2012	2011
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	10%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	14	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	25	25
1980 Commissioners Standard Ordinary, 4% – 6%	38	37
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	6	5
Other, 2-1/2% – 6%	5	5
	98	98
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	2
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2012 and 2011, reserves of $26.3 million and $30.2 million, respectively, were recorded on in-force amounts of $1,327.2 million and $1,463.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2012 and 2011. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2012, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $104.5 million and $12.4 million in the general and separate account, respectively. At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $139.4 million and $16.5 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2012 and 2011, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2012 and 2011, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2012, the collateral for all securities on loan could be requested to be returned on demand by the owner. At December 31, 2012, the fair value of the total collateral in the general account was $107.2 million, $85.3 million of which was managed by an affiliated agent and $21.8 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $12.7 million, which was all managed by an unaffiliated agent. At December 31, 2011, the fair value of the total collateral in the general account was $143.4 million, $122.9 million of which was managed by an affiliated agent and $20.5 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

account was $17.0 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2012:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	84,376	84,670
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	902	903
181 to 365 days	3,718	3,717
1 to 2 years	9,700	9,699
2 to 3 years	—	—
Greater than 3 years	20,816	20,816
Total collateral	$119,512	$119,805

At December 31, 2012, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $119.9 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP 14 (SSAP 92) and SSAP No. 102, Accounting for Pensions, a Replacement of SSAP 89 (SSAP 102). Both SSAPs adopt FAS 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R) for pension and postretirement plans, with certain modifications, including (1) nonadmitting the prepaid asset resulting from the excess of the fair value of plan assets over the benefit obligation and (2) the elimination of the concept of market-related assets used in the pension/OPEB expense calculations. The SSAPs contain a requirement to accrue for both vested and nonvested participants which was not previously required under SSAP 89 and SSAP 14 and contain an option to implement the provisions immediately or over a transition period of ten years. The Company is adopting SSAP 92 with immediate recognition of the full accumulated postretirement benefit obligation which will increase surplus approximately $13.5 million, net of tax. SSAP 102 is being adopted using the alternative transition guidance and therefore, will have no surplus impact upon adoption. The additional unrecognized surplus impact from adoption of SSAP 102 of approximately $24.7 million, net of tax, will be recognized over a transition period not greater than ten years.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 21 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carrying value of $80.6 million and a fair value of $79.1 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations. The Company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the change in reserve on account of change in valuation basis line on the statement of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2012 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2013.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$86,011	$4,763	$(29)	$90,745
Debt securities issued by states of the U.S. and political subdivisions of the states	41,045	3,299	—	44,344
Corporate securities	2,173,597	477,446	(1,265)	2,649,778
Commercial mortgage-backed securities	196,936	12,033	(109)	208,860
Residential mortgage-backed securities	701,914	32,214	(12,337)	721,791
Asset-backed securities	185,552	14,209	(1)	199,760
Total	$3,385,055	$543,964	$(13,741)	$3,915,278

At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$57,727	$5,213	$—	$62,940
Debt securities issued by states of the U.S. and political subdivisions of the states	28,362	2,624	—	30,986
Corporate securities	2,194,600	389,623	(10,169)	2,574,054
Commercial mortgage-backed securities	179,161	9,855	(7)	189,009
Residential mortgage-backed securities	710,924	25,730	(46,726)	689,928
Asset-backed securities	191,151	4,142	(9,007)	186,286
Total	$3,361,925	$437,187	$(65,909)	$3,733,203

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carrying value of $276.2 million and $309.4 million, respectively, and an aggregate fair value of $275.2 million and $266.8 million, respectively. Such holdings amounted to 8.2% and 9.2%, respectively, of the Company’s investments in debt securities and 3.2% and 3.7%, respectively, of the Company’s total admitted assets as of December 31, 2012 and 2011. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
Preferred stocks	$112	$—	$—	$112

Common stocks, unaffiliated	$737,810	$323,861	$(23,181)	$1,038,490
Common stocks, mutual funds	81,801	8,302	(979)	89,124
Common stocks, subsidiaries	1,474,548	365,640	—	1,840,188
	$2,294,159	$697,803	$(24,160)	$2,967,802

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$117	$3	$—	$120

Common stocks, unaffiliated	$644,478	$287,356	$(48,151)	$883,683
Common stocks, mutual funds	83,158	4,059	(2,224)	84,993
Common stocks, subsidiaries	1,458,549	296,900	—	1,755,449
	$2,186,185	$588,315	$(50,375)	$2,724,125

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2012:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$39,913	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(454)	35,367	(811)	11,311
Commercial mortgage-backed securities(1)	(109)	5,008	—	—
Residential mortgage-backed securities(1)	(211)	24,531	(12,126)	142,594
Asset-backed securities(1)	—	—	(1)	3,973
Total	$(803)	$104,819	$(12,938)	$157,878

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(17,684)	$134,545	$(5,497)	$49,522
Common stocks, mutual funds	(540)	11,807	(439)	4,132
Total	$(18,224)	$146,352	$(5,936)	$53,654

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(6,040)	108,219	(4,129)	22,525
Commercial mortgage-backed securities(1)	(7)	13,951	—	—
Residential mortgage-backed securities(1)	(2,582)	42,142	(44,144)	190,978
Asset-backed securities(1)	(2,008)	41,542	(6,999)	37,913
Total	$(10,637)	$205,854	$(55,272)	$251,416

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(46,821)	$181,130	$(1,330)	$5,244
Common stocks, mutual funds	(2,223)	34,403	(1)	6
Total	$(49,044)	$215,533	$(1,331)	$5,250

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2012 and 2011, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 7.6% and 14.6% of the carrying value of these securities at December 31, 2012 and 2011, respectively. At December 31, 2012, there were a total of 114 securities held that are considered temporarily impaired, 54 of which have been impaired for 12 months or longer. At December 31, 2011, there were a total of 176 securities held that are considered temporarily impaired, 57 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $28.6 million, $39.1 million and $11.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2012 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2012:

12667GPV9	$2,894	$2,641	$253	$2,641	$2,570	12/31/2012
225458PR3	2,005	1,922	83	1,922	1,996	12/31/2012
46628SAH6	3,692	3,055	637	3,055	2,788	12/31/2012
61751DAH7	11,584	10,928	656	10,928	9,388	12/31/2012
12668ANW1	1,806	1,709	97	1,709	1,546	9/30/2012
221470AA5	6,572	4,497	2,075	4,497	2,804	9/30/2012
61749EAF4	2,260	2,086	174	2,086	1,805	9/30/2012
75970JAD8	1,107	1,059	48	1,059	764	9/30/2012
75970JAJ5	6,479	6,058	421	6,058	4,211	9/30/2012
02148JAD9	3,100	2,923	177	2,923	2,492	6/30/2012
12667GPW7	14,047	13,296	751	13,296	11,566	6/30/2012
12668AAL9	10,237	9,274	963	9,274	8,275	6/30/2012
12668BYF4	1,388	1,336	52	1,336	1,084	6/30/2012
45660L2V0	5,244	5,012	232	5,012	3,948	6/30/2012
52521HAJ2	2,480	2,136	344	2,136	1,818	6/30/2012
52523KAJ3	1,523	1,432	91	1,432	721	6/30/2012
74922EAF6	320	312	8	312	275	6/30/2012
761118XQ6	1,407	1,293	114	1,293	1,137	6/30/2012
76112HAD9	11,662	10,651	1,011	10,651	7,755	6/30/2012
86359DSR9	1,045	1,008	37	1,008	874	6/30/2012
872225AF4	93	84	9	84	70	6/30/2012
Total	XXX	XXX	$8,233	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2011:

05948KXT1	$4,598	$4,428	$170	$4,428	$3,473	12/31/2011
12668BYF4	1,507	1,424	83	1,424	1,109	12/31/2011
17309AAD1	14,373	13,443	930	13,443	11,913	12/31/2011
46628SAJ2	2,307	1,946	361	1,946	1,266	12/31/2011
61751DAH7	13,499	12,977	522	12,977	8,019	12/31/2011
61752RAL6	850	787	63	787	537	12/31/2011
74922EAF6	364	336	28	336	268	12/31/2011
75970JAD8	1,312	1,231	81	1,231	956	12/31/2011
761118MD7	19,322	18,653	669	18,653	16,079	12/31/2011
76112HAD9	14,942	11,801	3,141	11,801	8,496	12/31/2011
872225AF4	524	158	366	158	139	9/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	XXX	XXX	$6,765	XXX	XXX

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	XXX	XXX	$5,656	XXX	XXX

For the six-month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	XXX	XXX	$3,182	XXX	XXX

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2012, 2011, 2010 and the six-month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2012, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$100,328	$102,627
After one through five	482,932	528,455
After five through ten	423,954	483,096
After ten	1,293,439	1,670,689
Mortgage-backed securities/Asset-backed securities	1,084,402	1,130,411
Total	$3,385,055	$3,915,278

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2012, 2011 and 2010 were $711.6 million, $469.4 million, and $316.1 million; gross gains of $10.9 million, $2.6 million, and $6.6 million and gross losses of $3.4 million, $0.9 million, and $1.8 million were realized on these sales in 2012, 2011 and 2010, respectively.

Proceeds from the sales of investments in equity securities during 2012, 2011 and 2010 were $236.4 million, $283.2 million, and $316.0 million; gross gains of $74.7 million, $103.4 million, and $55.0 million and gross losses of $15.2 million, $7.2 million, and $14.1 million were realized on these sales in 2012, 2011 and 2010, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2012	2011	2010
	(In Thousands)

Realized capital gains (losses)	$58,488	$90,823	$34,615
Less amount transferred to IMR (net of related taxes (benefits) of $2,663 in 2012, $874 in 2011, and $1,587 in 2010)	4,946	1,623	2,948
Less federal income tax expense (benefit) of realized capital gains (losses)	19,330	35,371	11,783
Net realized capital gains (losses)	$34,212	$53,829	$19,884

Net investment income consisted of the following for the years ended December 31:

	2012	2011	2010
	(In Thousands)

Debt securities	$182,333	$188,836	$200,231
Equity securities	39,832	181,432	72,657
Mortgage loans	3,252	2,678	3,021
Real estate	13,658	13,889	13,614
Policy loans	12,372	11,755	11,312
Cash, cash equivalents and short-term investments	491	479	521
Other invested assets	44,955	62,079	17,382
Other	482	711	856
Gross investment income	297,375	461,859	319,594
Investment expenses	18,201	19,246	18,390
Net investment income	$279,174	$442,613	$301,204

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2012, 87.3% of such mortgages, or $27.7 million, involved properties located in Texas and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.0 million. During 2012, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

Proceeds from the sales of real estate during 2012, 2011 and 2010 were $6.7 million, $55.5 million and $4.5 million, respectively. Gross gains of $0.0 million, $27.9 million, and $0.0 million were realized on these sales in 2012, 2011 and 2010, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2012, 2011 and 2010.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 are residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012
Assets:
Bonds, industrial and misc.	$2,879	$—	$2,879	$—
Residential mortgage-backed securities	964	—	964	—
Preferred stocks, unaffiliated	112	—	—	112
Common stocks, unaffiliated	1,038,490	1,038,490	—	—
Common stocks, mutual funds	89,124	89,124	—	—
Separate account assets	805,137	472,963	130,136	202,038
Total assets	$1,936,706	$1,600,577	$133,979	$202,150

Liabilities:
Derivatives	$(1,098)	$—	$—	$(1,098)

At December 31, 2011
Assets:
Residential mortgage-backed securities	$687	$—	$—	$687
Common stocks, unaffiliated	883,683	883,683	—	—
Common stocks, mutual funds	84,992	84,992	—	—
Separate account assets	757,365	418,846	150,908	187,611
Total assets	$1,726,727	$1,387,521	$150,908	$188,298

Liabilities:
Derivatives	$(693)	$—	$—	$(693)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2012	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2012
	(In Thousands)
Assets:
Residential mortgage-backed securities	$687	$(100)	$505	$—	$(77)	$—	$(1,015)	$—
Preferred stock	—	—	—	—	—	112	—	112
Separate account assets	187,611	—	—	11,126	(4,802)	8,171	(68)	202,038
Total assets	$188,298	$(100)	$505	$11,126	$(4,879)	$8,283	$(1,083)	$202,150

Liabilities:
Derivatives	$(693)	$3,288	$469	$—	$(4,162)	$—	$—	$(1,098)

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Residential mortgage-backed securities	$—	$—	$—	$(77)	$(77)
Separate account assets	10,988	(1,170)	—	(14,620)	(4,802)
Derivative liabilities	—	(21,365)	—	17,203	(4,162)
Total	$10,988	$(22,535)	$—	$2,506	$(9,041)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2011
	(In Thousands)
Assets:
Residential mortgage-backed securities	$324	$(366)	$169	$—	$(56)	$616	$—	$687
Separate account assets	154,075	—	—	20,963	12,573	—	—	187,611
Total assets	$154,399	$(366)	$169	$20,963	$12,517	$616	$—	$188,298

Liabilities:
Derivatives	$—	$462	$(129)	$—	$(1,026)	$—	$—	$(693)

*       Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$—	$(56)	$(56)
Separate account assets	22,223	—	—	(9,650)	12,573
Derivative liabilities	—	(1,388)	—	362	(1,026)
Total	$22,223	$(1,388)	$—	$(9,344)	$11,491

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2012					December 31, 2011
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$3,385,055	$3,915,278	$67,332	$3,823,943	$24,003	$3,361,925	$3,733,203
Common stock:
Unaffiliated	1,038,490	1,038,490	1,038,490	—	—	883,683	883,683
Mutual funds	89,124	89,124	89,124	—	—	84,993	84,993
Preferred stock	112	112	—	—	112	117	120
Mortgage loans	31,793	34,056	—	—	34,056	37,631	40,549
Cash, cash equivalents and short-term investments	118,438	118,438	118,438	—	—	261,501	261,501
Other invested assets, surplus notes	7,941	10,180	—	10,180	—	7,947	9,659
Securities lending reinvested collateral assets	21,522	21,815	21,815	—	—	20,198	20,507
Separate acct. assets	805,137	805,137	472,963	130,136	202,038	757,365	757,365

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,597	$7,189	$—	$—	$7,189	$6,787	$7,424
Derivative liabilities	1,098	1,098	—	—	1,098	693	693
Securities lending liability	107,218	107,218	—	—	107,218	138,287	138,287

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2012. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,221,039	$9,880,752
Preferred and common stocks	164,071	145,519
Investment in common stock of subsidiaries	968	949
Mortgage loans	783,940	753,520
Policy loans	43,563	44,615
Real estate, held for the production of income	24,356	25,323
Cash, cash equivalents and short-term investments	138,257	160,639
Receivable for securities	3,861	4,925
Derivatives	4,020	2,920
Securities lending reinvested collateral assets	15,645	27,846
Other invested assets	133,473	128,269
Total cash and invested assets	11,533,193	11,175,277

Investment income due and accrued	101,891	106,674
Premiums deferred and uncollected	20,898	21,658
Current federal income taxes recoverable	39,191	—
Net deferred income tax asset	6,410	32,662
Funds withheld under coinsurance agreement	634,110	—
Other admitted assets	12,958	12,813
Separate account assets	39,232	45,779
Total admitted assets	$12,387,883	$11,394,863

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2012	2011
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,845,766	$8,977,599
Liability for deposit-type contracts	1,038,343	908,197
Policy and contract claims	19,627	9,743
Premiums received in advance	373	372
Total policy and contract liabilities	10,904,109	9,895,911

General expense due and accrued	5,001	5,813
Current federal income taxes payable to parent	—	5,763
Transfer to (from) separate accounts due and accrued, net	(2,496)	(2,798)
Asset valuation reserve	127,458	91,872
Interest maintenance reserve	19,309	13,070
Other liabilities	64,395	40,735
Payable for securities lending	205,150	311,859
Separate account liabilities	39,232	45,779
Total liabilities	11,362,158	10,408,004

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	761,308
Accumulated surplus	231,917	223,051
Total capital and surplus	1,025,725	986,859
Total liabilities and capital and surplus	$12,387,883	$11,394,863

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2012	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,553,345	$887,767	$1,024,683
Net investment income	578,146	603,042	602,096
Considerations for supplementary contracts with life contingencies	1,839	3,184	2,831
Amortization of the interest maintenance reserve	7,286	2,536	396
Fees from management of separate accounts	496	588	746
Other revenues	9,264	343	1,628
Total premiums and other revenues	2,150,376	1,497,460	1,632,380
Benefits paid or provided:
Death benefits	117,739	87,181	83,336
Annuity benefits	265,100	230,265	198,285
Disability and accident and health benefits	2,834	2,861	2,840
Surrender benefits	558,425	570,448	580,771
Payments on supplementary contracts with life contingencies	3,266	3,322	309
Other benefits	36,067	52,632	61,690
Increase (decrease) in policy reserves and other policyholders’ funds	838,045	251,835	431,643
Total benefits paid or provided	1,821,476	1,198,544	1,358,874
Insurance expenses and other deductions:
Commissions	48,703	55,791	66,273
Commission and expense allowance on reinsurance assumed	150,816	—	—
General expenses	84,970	73,643	72,888
Net transfers to (from) separate accounts	(10,074)	(8,958)	(17,479)
Other deductions	15,576	12,534	11,024
Total insurance expenses and other deductions	289,991	133,010	132,706
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	38,909	165,906	140,800
Federal income tax expense (benefit), excluding tax on capital gains	(2,399)	41,944	37,888
Gain (loss) from operations before net realized capital gains (losses)	41,308	123,962	102,912
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(7,023)	(19,642)	(22,312)
Net income (loss)	$34,285	$104,320	$80,600

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries and affiliates, both direct and indirect, included in net income of the Company were as follows:

	2012	2011	2010
	(In Thousands)

WSLAC	$65,383	$72,812	$75,784
Columbus Life	5,832	5,996	5,711
Integrity	10,701	10,994	10,204
National	7,863	8,239	7,903
Lafayette Life*	5,232	5,675	945
Total	$95,011	$103,716	$100,547

*     The intercompany fees for management services provided to The Lafayette Life Insurance Company (Lafayette Life) significantly increased in 2011 due to the transition of Lafayette Life’s home office operations from Lafayette, Indiana to Cincinnati, Ohio in June of 2011.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $79.1 million, $24.7 million and $27.9 million in 2012, 2011 and 2010, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $164.9 million and $212.3 million at December 31, 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had $89.1 million and $85.0 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, Western & Southern Financial Group, Inc. The capital contribution was in the form of cash.

On December 21, 2012, the Company paid a $30.0 million capital contribution to its subsidiary, Western-Southern Life Assurance Company. The capital contribution was in the form of cash.

On December 19, 2012, the Company received a $1.0 million ordinary distribution from its subsidiary, W&S Operating Holdings, LLC.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, WSFG. The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC. The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life. The dividend was received on January 3, 2011.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $623.3 million and $639.1 million at December 31, 2012 and 2011, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.3 million and $1.2 million at December 31, 2012 and 2011, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2012	2011	2010
	(In Thousands)

Direct premiums	$278,522	$281,531	$289,174
Assumed premiums:
Affiliates	5,957	4,474	2,838
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,310)	(5,648)	(5,884)
Net premiums	$279,169	$280,357	$286,128

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2012	2011	2010
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,691	2,910	2,991
Policy and contract liabilities:
Affiliates	623,313	639,092	654,948
Nonaffiliates	55,361	52,153	50,521
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	316	150	320

Other than as described above, in 2012, 2011 and 2010, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

At December 31, 2012, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2012, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2012, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were ($28.5) million and $7.3 million at December 31, 2012 and 2011, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2012, in the event of future net losses is $40.2 million, $38.0 million and $0.0 million from 2012, 2011 and 2010, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

	12/31/2012 (in thousands)
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total

(a) Gross deferred tax assets	$285,182	$27,578	$312,760
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	285,182	27,578	312,760
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	285,182	27,578	312,760
(f) Deferred tax liabilities	114,432	122,693	237,125
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$170,750	$(95,115)	$75,635

	12/31/2011 (in thousands)
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total

(a) Gross deferred tax assets	$243,601	$39,280	$282,881
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	243,601	39,280	282,881
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	243,601	39,280	282,881
(f) Deferred tax liabilities	102,995	109,798	212,793
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$140,606	$(70,518)	$70,088

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total
Change:

(a) Gross deferred tax assets	$41,581	$(11,702)	$29,879
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets (a – b)	41,581	(11,702)	29,879
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets (c – d)	41,581	(11,702)	29,879
(f) Deferred tax liabilities	11,437	12,895	24,332
(g) Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$30,144	$(24,597)	$5,547

	12/31/2012 (in thousands)
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$63,455	$12,500	$75,955

(b)   Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)

1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	539,429
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	221,727	15,078	236,805
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$285,182	$27,578	$312,760

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	12/31/2011 (in thousands)
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$5,500	$5,500
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	65,689	—	65,689
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	65,689	—	65,689
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	531,389
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	177,912	33,780	211,692
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$243,601	$39,280	$282,881

	Change (in thousands)
	(7)	(8)	(9)
	(Col 1-4)	(Col 2-5)	(Col 7+8)
	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$63,455	$7,000	$70,455
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(65,688)	—	(65,688)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	(65,688)	—	(65,688)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	8,039
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	43,814	(18,702)	25,112
(d) Deferred tax assets admitted as the result of application of SSAP No. 101
Total ((a) + (b) + (c))	$41,581	$(11,702)	$29,879

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2012	2011
(a) Ratio percentage used to determine recovery period and threshold limitation amount.	985%	980%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$424,835	$412,942

	12/31/2012
	(1)	(2)	(3)
			(Col 1+2)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	5.02%	4.00%	9.02%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.02%	4.00%	9.02%

	12/31/2011
	(4)	(5)	(6)
			(Col 4+5)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

	Change
	(7)	(8)	(9)
			(Col 7+8)
	Ordinary	Capital	Total
	Percent	Percent	Percent
Impact of tax planning strategies:

(a) Adjusted gross DTA (% of total adjusted gross DTAs)	5.02%	2.06%	7.08%
(b) Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.02%	2.06%	7.08%

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

	2012	2011	2010
	(in thousands)
(1) Current income tax

(a) Federal	$17,805	$(2,101)	$(2,860)
(b) Foreign	758	365	—
(c) Subtotal	18,563	(1,736)	(2,860)
(d) Federal income tax on net capital gains	19,330	35,371	11,783
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	4,028	(11,770)	(6,027)
(g) Federal and foreign income taxes incurred	$41,921	$21,865	$2,896

	2012	2011	Change
	(in thousands)
(2) Deferred tax assets

(a) Ordinary:
(1) Discounting of unpaid losses	$—	$—	$—
(2) Unearned premium revenue	—	—	—
(3) Policyholder reserves	63,152	57,707	5,445
(4) Investments	8,451	3,769	4,682
(5) Deferred acquisition costs	32,300	33,134	(834)
(6) Policyholder dividends accrual	9,383	9,579	(196)
(7) Fixed assets	2,266	1,201	1,066
(8) Compensation and benefits accrual	122,806	114,600	8,206
(9) Pension accrual	29,963	17,202	12,761
(10) Receivables – nonadmitted	11,057	731	10,327
(11) Net operating loss carryforward	—	—	—
(12) Tax credit carryforward	—	—	—
(13) Other	5,804	5,678	126
(99) Subtotal	285,182	243,601	41,581
(b) Statutory valuation allowance adjustment	—	—	—
(c) Nonadmitted	—	—	—
(d) Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	285,182	243,601	41,581
(e) Capital:
(1) Investments	27,578	39,280	(11,702)
(2) Net capital loss carryforward	—	—	—
(3) Real estate	—	—	—
(4) Other	—	—	—
(99) Subtotal	27,578	39,280	(11,702)
(f) Statutory valuation allowance adjustment	—	—	—
(g) Nonadmitted	—	—	—
(h) Admitted capital deferred tax assets (2e99 – 2f – 2g)	27,578	39,280	(11,702)
(i) Admitted deferred tax assets (2d + 2h)	$312,760	$282,881	$29,879

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2012	2011	Change
	(in thousands)
(3) Deferred tax liabilities

(a) Ordinary:
(1) Investments	$83,321	$70,185	$13,136
(2) Fixed assets	4,713	4,767	(54)
(3) Deferred and uncollected premium	18,830	19,180	(350)
(4) Policyholder reserves	—	—	—
(5) (99) Other	7,568	8,863	(1,295)
Subtotal	114,432	102,995	11,437
(b) Capital:
(1) Investments	122,693	109,798	12,895
(2) Real estate	—	—	—
(3) Other	—	—	—
(99) Subtotal	122,693	109,798	12,895
(c) Deferred tax liabilities (3a99 + 3b99)	$237,125	$212,793	$24,332

	Current Year	Prior Year	Change

(4) Net deferred tax assets (liabilities) (2i – 3c)	$75,635	$70,088	$5,547

Among the more significant book to tax adjustments were the following:

	2012	Effective Tax Rate	2011	Effective Tax Rate	2010	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$(162)	35.00%	$73,245	35.00%	$8,224	35.00%
Dividend received deduction	(5,391)	1162.78	(56,613)	(27.05)	(20,372)	(86.70)
Tax credits	(1,633)	352.18	(1,621)	(0.77)	(870)	(3.70)
Other invested assets	(8,310)	1792.33	1,716	0.82	1,387	5.90
Medicare Part D	—	0.00	—	0.00	4,900	20.85
FAS 87 pension	10,550	(2275.36)	7,221	3.45	7,432	31.63
Additional minimum pension liability	(12,761)	2752.14	(17,202)	(8.22)	—	0.00
Change in reserve valuation basis	—	0.00	—	0.00	12,182	51.84
Pension asset	—	0.00	(14,000)	(6.69)	—	0.00
Other	(658)	(141.84)	(2,609)	(1.25)	(3,463)	(14.73)
Total statutory income taxes	$(18,365)	3960.92%	$(9,863)	(4.71)%	$9,420	(40.09)%

Federal and foreign income taxes incurred	$22,591	(4872.31)%	$(13,506)	(6.45)%	$(8,887)	(37.82)%
Change in net deferred income taxes*	(40,956)	8833.23	3,643	1.74	18,307	77.91
Total statutory income taxes	$(18,365)	3960.92%	$(9,863)	(4.71)%	$9,420	40.09%

* Excludes change in net deferred income taxes on realized gains/losses of $1,141 and $(4,129) for the years ended December 31, 2012 and 2011, respectively.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2012 and 2011, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $372.8 million in 2013 without seeking prior regulatory approval based on capital and surplus of $3,728.5 million at December 31, 2012.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple states’ treasury and controllers’ offices regarding laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. In addition, the Company is involved in litigation involving related matters. The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders. The litigation focuses on allegations regarding the identification of unreported death claims and the use of the Social Security Death Master File to identify deceased insurance policyholders. In addition, the Company is the subject of multistate regulatory inquiries and examinations with a similar focus on processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders and contacting beneficiaries. The audits and related examination activity may result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators, administrative contributions, interest, and/or penalties,

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

and changes in our procedures for the identification of unreported claims and handling of escheatable property. The litigation seeks outreach and payments to beneficiaries and damages, among the relief sought. The amount of loss, if any, that the Company may ultimately recognize as a result of these audits, related examinations and litigation cannot be reasonably estimated.

At December 31, 2012, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2012, the Company has future commitments to provide additional capital contributions of $268.1 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2012, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	402,648	—	—	402,648	33.4
Not subject to discretionary withdrawal	12,069	—	790,238	802,307	66.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	414,717	—	790,238	1,204,955	100.0%
Less reinsurance ceded	148,384	—	—	148,384
Net annuity reserves and deposit-type contract liabilities	$266,333	$—	$790,238	$1,056,571

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$820,214	$727,416	$155,457	$151,736
Service cost	16,800	14,702	5,226	5,396
Interest cost	38,925	40,815	7,515	8,582
Medicare Part D payments received	—	—	2,013	1,778
ERRP reimbursement received	—	—	—	905
Contribution by plan participants	—	—	3,806	3,191
Actuarial (gain) loss	78,993	81,094	22,150	(6,254)
Benefits paid	(46,346)	(43,813)	(18,683)	(15,596)
Plan amendments	(2,870)	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	5,719
Benefit obligation at end of year	$905,716	$820,214	$177,484	$155,457

Change in plan assets:
Fair value of plan assets at beginning of year	$740,043	$726,156	$—	$—
Actual return on plan assets	96,541	17,700	—	—
Employer contribution	—	40,000	12,863	9,722
Plan participants’ contributions	—	—	3,806	3,191
Medicare Part D payments received	—	—	2,013	1,778
ERRP reimbursement received	—	—	—	905
Benefits paid	(46,346)	(43,813)	(18,682)	(15,596)
Fair value of plan assets at end of year	$790,238	$740,043	$—	$—

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011
	(In Thousands)
Funded status:
(Unfunded) overfunded obligation	$(115,478)	$(80,171)	$(177,484)	$(155,457)
Unamortized prior service cost	(37,696)	(38,426)	(21,460)	(24,315)
Unrecognized net (gain) or loss	581,564	591,315	(31,180)	(55,686)
Prepaid assets* (accrued liabilities)	$428,390	$472,718	$(230,124)	$(235,458)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$875,740	$789,193	$(177,484)	$(155,457)

Benefit obligation for nonvested employees:
Projected pension obligation	$7,743	$6,233	$—	$—
Accumulated benefit obligation	$5,126	$4,648	$—	$—

*Indicates nonadmitted

	Pension Benefits
	2012	2011	2010
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$16,800	$14,702	$15,998
Interest cost	38,925	40,815	43,346
Expected return on plan assets	(55,515)	(55,298)	(61,015)
Amount of recognized gains and losses	47,718	40,103	36,444
Amount of prior service cost recognized	(3,600)	(3,318)	1,586
Total net periodic benefit cost (benefit)	$44,328	$37,004	$36,359

	Postretirement Medical
	2012	2011	2010
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$5,226	$5,396	$4,233
Interest cost	7,515	8,582	8,689
Amount of recognized gains and losses	(2,356)	(2,244)	(2,922)
Amount of prior service cost recognized	(2,855)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$7,530	$8,862	$7,128

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011

Weighted-average discount rate	4.90%	5.75%	4.90%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2012	2011	2012	2011

Weighted-average discount rate	4.20%	4.90%	4.00%	4.90%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company’s additional minimum pension liability was $85.6 million and $49.1 million at December 31, 2012 and 2011, respectively. At December 31, 2012, there was a net surplus decrease of $23.7 million resulting from a $36.5 million increase in the additional minimum pension liability partially offset by a tax benefit of $12.8 million.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was reduced from 4.90% at December 31, 2011 to 4.20% at December 31, 2012. This resulted in a $75.0 million increase in the pension benefit obligation in 2012.

Effective January 1, 2012, the Company’s postretirement benefit plan was merged with the postretirement benefit plan of Lafayette Life. The plan merger was formally approved in December of 2011; therefore, the Company increased its postretirement benefit obligation by $5.5 million to reflect its additional liability at December 31, 2011 and recorded a receivable from Lafayette Life in an equivalent amount.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70. The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years. The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age. The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2012 and 2011, and the target allocation for 2012 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2012	2012	2011
Asset category:
Equity securities	51%	56%	54%
Fixed income securities	27	20	20
Short-term investments	—	—	—
Other	22	24	26
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status,

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2012:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$19,772	$19,772	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,144	—	3,144	—
Corporate securities	99,006	—	99,006	—
Residential mortgage-backed securities	19,322	—	19,322	—
Commercial mortgage-backed securities	12,691	—	12,691	—
Asset-backed securities	4,494	—	4,494	—
Equity securities:
Common equity	283,318	283,318	—	—
Mutual funds	155,499	155,499	—	—
Other invested assets:
Private equity and fixed income funds	177,113	—	—	177,113
Other assets	6,894	—	—	6,894
Total plan assets	$781,253	$458,589	$138,657	$184,007

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,138	$12,138	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,635	—	3,635	—
Corporate securities	93,991	—	93,991	—
Residential mortgage-backed securities	21,054	—	21,054	—
Commercial mortgage-backed securities	18,456	—	18,456	—
Equity securities:
Common equity	260,862	260,862	—	—
Mutual funds	140,872	140,872	—	—
Other invested assets:
Private equity and fixed income funds	156,745	—	—	156,745
Surplus notes	2,118	—	2,118	—
Other assets	30,172	—	9,270	20,902
Total plan assets	$740,043	$413,872	$148,524	$177,647

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2012	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2012
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$156,745	$20,139	$—	$229	$—	$—	$177,113
Other assets	20,902	(10,499)	—	(3,509)	—	—	6,894
Total	$177,647	$9,640	$—	$(3,280)	$—	$—	$184,007

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$10,988	$—	$—	$(10,759)	$229
Other Assets	—	—	—	(3,509)	$(3,509)
Total	$10,988	$—	$—	$(14,268)	$(3,280)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2011	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2011
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$133,948	$10,348	$—	$12,449	$—	$—	$156,745
Other assets	10,404	10,498	—	—	—	—	20,902
Total	$144,352	$20,846	$—	$12,449	$—	$—	$177,647

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$20,576	$—	$—	$(8,127)	$12,449
Total	$20,576	$—	$—	$(8,127)	$12,449

For measurement purposes of the postretirement benefit obligation, a 5.75% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2012. The rate was assumed to decrease gradually to 4.75% for 2017 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2012, by $20.7 million and $(17.6) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2012 by $1.7 million and $(1.5) million, respectively.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company made contributions to the postretirement medical plan of $14.9 million in 2012 and expects to contribute $113.3 million between 2013 and 2022, inclusive. The Company received $2.0 million of subsidies in 2012. Effective January 1, 2013, the Company’s postretirement medical plan will no longer collect the Medicare Part D Subsidy.

At December 31, 2012, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $157.8 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2011, the assets of the Company’s pension include approximately $101.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $144.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2012, future benefit payments for the pension plan are expected as follows (in millions):

2013	$46.9
2014	47.5
2015	48.2
2016	49.1
2017	50.1
Five years thereafter	267.2

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2013	$12.3
2014	12.2
2015	12.1
2016	12.0
2017	11.7
Five years thereafter	53.0

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not anticipate a required contribution to the pension plan during 2013. The Company contributed approximately $12.9 million during 2012 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total Company’s contributions to the defined contribution plan were $3.8 million, $3.6 million, and $1.7 million for 2012, 2011 and 2010, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2012 were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$8,058	$479
Ordinary renewal	78,248	52,938
Accident and health renewal	550	383
Total	$86,856	$53,800

70

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2012

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$120,608	$126,095	$120,608
States, municipalities and political subdivisions	610,008	650,377	610,008
Foreign governments	43,546	45,809	43,546
All other corporate bonds	2,608,467	3,090,571	2,608,467
Preferred stocks	112	112	112
Total fixed maturities	3,382,741	3,912,964	3,382,741

Equity securities
Common stocks:
Industrial, miscellaneous and all other	819,611	1,127,614	1,127,614

Mortgage loans on real estate	31,793		31,793
Real estate	31,059		31,059
Policy loans	175,190		175,190
Other long-term investments	172,724		172,724
Cash, cash equivalents and short-term investments	139,960		139,960
Total investments	$4,753,078		$5,061,081

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

73

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2012

Statements of Operations for the Year Ended December 31, 2012

Statements of Changes in Net Assets for the Years Ended December 31, 2012 and 2011

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2012 and 2011

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2012 and 2011

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2012, 2011 and 2010

Notes to Financial Statements (Statutory-Basis)

(b)         Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.              Not applicable

3.

a.                   Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.                   Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.                   Form of variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.                   Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

1

c.                    Form of Guaranteed Minimum Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

d.                   Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.                    Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

5.              Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

6.

a.                   Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.                   By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

7.

a.              Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.              Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.               Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.                   Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.                   Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 033-177618), filed April 25, 2012.

c.                    Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.                   Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.                    Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                     Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

g.                    Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.                   Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust,

2

Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.                       Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.                      Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

k.                   Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

l.                       Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

m.               Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011.  Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

n.                   Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

o.                   Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

p.                   Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011.  Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

q.                   Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

r.                      Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

s.                     Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

t.                      Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

u.                   Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

v.                   Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

w.                 Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

3

x.                   Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

y.                   Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

z.                    Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

aa.            22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.            Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

cc.              Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

dd.            22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ee.              Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001.  Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ff.                Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

gg.              Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004.  Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

hh.            Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006.  Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ii.                    Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

jj.                  Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004.  Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

kk.            Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ll.                    Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

mm.    Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

nn.            Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley

4

& Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

oo.            Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

pp.            Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007.  Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.            Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(QQ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

rr.                  Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ss.                Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010.  Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

tt.                  Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

uu.            Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.            Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010.  Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ww.        Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

xx.            Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.            Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.              Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.     Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011.  Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

bbb.     Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011.  Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

ccc.        Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011.  Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

ddd.     Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company effective May 1, 2013.  Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to

5

registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

eee.        Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company effective May 1, 2013.  Incorporated by reference to Exhibit 99.8(EEE) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

fff.           Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity effective May 1, 2011.  Incorporated by reference to Exhibit 99.8(FFF) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ggg.        Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity effective May 1, 2013.  Incorporated by reference to Exhibit 99.8(GGG) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

hhh.     Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity effective May 1, 2013.  Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.       Consent of Independent Registered Public Accounting Firm, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.       Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

Item 25.      Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(1)	Director, Vice President
Dale Patrick Hennie(3)	Director
Eric C. Fast(4)	Director
Cameron F. MacRae III(5)	Director
Newton Phelps Stokes Merrill(6)	Director
George R. Bunn Jr.(7)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing(1)	Director, Senior Vice President
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President

6

John P. Ciprio(2)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing
Dawn M. Baca-Travis(2)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(3) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(4) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(5) Principal Business Address: 125 West 55th Street, New York, NY 10019

(6) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(7) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                   Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Type	Ownership	Type of Business
2758 South Main SPE, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	Indiana	LLC	64% owned by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	Delaware	LLC	Owned 100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities

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Affiliate	State	Entity Type	Ownership	Type of Business
Brickyard Apartments, LLC	Delaware	LLC	54% owned by BY Apartment Investor Holdings, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by FWIA; 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by FWIA	private equity fund management
BY Apartment Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	Indiana	LLC	100% owned by WSLIC	owns/operates real estate
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% by WSLR Dallas LLC, 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	Delaware	Corporation	100% owned by CLIC	broker-dealer and investment advisor
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance Company (CLIC)	Ohio	Corporation	100% owned by WSLIC	insurance company
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Courtyard Nursing Care, LLC	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
FDC Siena JV, LLC	Delaware	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Fore Eagle JV, LLC	Delaware	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund

8

Affiliate	State	Entity Type	Ownership	Type of Business
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for private equity funds
Fort Washington Emerging Markets Fixed Income, LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; investors include WSLIC	private equity fund
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by FWIA	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	Delaware	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Agency Services, Inc.	Delaware	Corporation	100% owned by IFS Financial Services,	insurance agency

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Affiliate	State	Entity Type	Ownership	Type of Business
Inc.
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by WSLAC	development and marketing of financial products
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	insurance company
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate
LLIA, Inc.	Indiana	Corporation	100% owned by LLIC	insurance agency
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Miller Creek Associates, LLC	Delaware	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	Delaware	LLC	100% owned by Miller Creek Associates, LLC	owns real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% by ERI	owns/operates real estate
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	owns real estate entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate

10

Affiliate	State	Entity Type	Ownership	Type of Business
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by FWIA	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	Indiana	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% by ERI	owns real estate entities
Prairiefire Apartments, LLC	Kansas	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC; 2% by ERI	owns real estate entities
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC; 10% by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	LP	0.1% owned by Sedona Apts GP, LLC; 58.54% by Sedona Apartments Investors, L.P.; 41.36% by Meritage Apartments Investors, LLC	owns real estate entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Sedona Apts Investors L.P.	Texas	LP	100% owned by North Braeswood Meritage Holdings, LLC	owns real estate entities
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% by ERI	real estate ownership entity

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Affiliate	State	Entity Type	Ownership	Type of Business
Siena Medical District, LLC	Delaware	LLC	100% owned by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd.; 29% by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
SPX Holding LLC	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	Ohio	Corporation	100% owned by WSFG	insurance company
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	private equity fund
The Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	insurance company
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by IFS	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% by WSLR Birmingham LLC;1% by ERI	owns/operates real estate
W & S Group, Inc.	Ohio	Corporation	No shares issued; inactive	n/a
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency
W&S Real Estate Holdings,	Ohio	LLC	100% owned by WSLIC	owns real estate entities

12

Affiliate	State	Entity Type	Ownership	Type of Business
LLC
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	advertising, publishing
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation	n/a	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation		mutual insurance holding company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC as trustee for benefit of WSLIC	owns real estate entities
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% by ERI	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

13

Item 27.      Number of Contract Owners

As of March 12, 2013, 334 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.      Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

(a)       Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer

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Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.      Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.      Management Services

There are currently no management-related services provided to the Registrant.

Item 32.      Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 18, 2013

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 18, 2013

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 18, 2013

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 18, 2013	April 18, 2013

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 18, 2013	April 18, 2013

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 18, 2013	April 18, 2013

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2013.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 18, 2013

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2013

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2013

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 18, 2013	Eugene P. Ruehlmann
April 18, 2013

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 18, 2013	April 18, 2013

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 18, 2013	April 18, 2013

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 18, 2013